UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22555

FlexShares Trust

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, Pennsylvania 19103-6996

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 800-595-9111

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Aerospace & Defense - 1.9%
AAR Corp.	5,664	$136,842
Aerojet Rocketdyne Holdings, Inc.*(a)	9,381	176,926
Aerovironment, Inc.*(a)	1,416	40,144
Astronics Corp.*(a)	728	27,860
Astronics Corp., Class B*	157	5,996
B/E Aerospace, Inc.	885	42,334
Boeing Co. (The)(a)	11,328	1,514,100
BWX Technologies, Inc.(a)	1,416	52,123
Curtiss-Wright Corp.	3,009	267,771
Esterline Technologies Corp.*(a)	5,133	312,240
General Dynamics Corp.	5,310	779,986
HEICO Corp.	3,009	209,156
Hexcel Corp.(a)	5,310	229,233
Honeywell International, Inc.	18,585	2,161,993
Huntington Ingalls Industries, Inc.	2,478	427,653
KLX, Inc.*(a)	11,859	383,046
Kratos Defense & Security Solutions, Inc.*(a)	9,027	39,809
L-3 Communications Holdings, Inc.	2,301	348,901
Lockheed Martin Corp.	6,372	1,610,396
Mercury Systems, Inc.*(a)	2,655	68,818
Moog, Inc., Class A*	7,788	428,885
National Presto Industries, Inc.	354	31,697
Northrop Grumman Corp.	4,248	920,244
Orbital ATK, Inc.	3,540	308,405
Raytheon Co.	8,142	1,136,053
Rockwell Collins, Inc.(a)	2,301	194,711
Spirit AeroSystems Holdings, Inc., Class A*	7,080	307,130
TASER International, Inc.*	4,248	123,022
Teledyne Technologies, Inc.*(a)	2,301	241,605
Textron, Inc.	4,779	186,381
TransDigm Group, Inc.*(a)	708	197,900
Triumph Group, Inc.(a)	13,983	431,096
United Technologies Corp.	18,054	1,943,513

		15,285,969

Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc.*	13,983	202,474
Atlas Air Worldwide Holdings, Inc.*	9,204	397,889
C.H. Robinson Worldwide, Inc.(a)	3,540	246,455
Echo Global Logistics, Inc.*	885	21,913
Expeditors International of Washington, Inc.	3,363	166,233
FedEx Corp.	6,372	1,031,627
Forward Air Corp.	2,301	106,490
Hub Group, Inc., Class A*	4,425	181,159
Park-Ohio Holdings Corp.	885	26,355
United Parcel Service, Inc., Class B	14,160	1,530,696
XPO Logistics, Inc.*(a)	7,257	214,952

		4,126,243

Airlines - 0.8%
Alaska Air Group, Inc.	4,956	333,142
Allegiant Travel Co.	1,062	137,816
American Airlines Group, Inc.	29,913	1,061,911

	Shares	Value
COMMON STOCKS - (continued)
Airlines - (continued)
Delta Air Lines, Inc.	25,311	$980,801
Hawaiian Holdings, Inc.*	11,505	523,823
JetBlue Airways Corp.*(a)	17,169	314,708
SkyWest, Inc.	16,638	478,675
Southwest Airlines Co.	20,178	746,788
Spirit Airlines, Inc.*(a)	18,762	802,076
United Continental Holdings, Inc.*	13,983	655,663
Virgin America, Inc.*	3,009	168,263

		6,203,666

Auto Components - 0.7%
American Axle & Manufacturing Holdings, Inc.*(a)	24,780	431,420
Autoliv, Inc.	1,416	149,813
BorgWarner, Inc.(a)	1,947	64,601
Cooper Tire & Rubber Co.(a)	14,514	478,817
Cooper-Standard Holding, Inc.*	3,540	311,697
Dana Holding Corp.(a)	24,072	328,342
Delphi Automotive plc(a)	3,894	264,091
Dorman Products, Inc.*(a)	1,416	90,199
Drew Industries, Inc.	1,416	129,720
Federal-Mogul Holdings Corp.*	15,753	139,257
Gentex Corp.(a)	7,080	125,104
Gentherm, Inc.*(a)	3,009	100,982
Goodyear Tire & Rubber Co. (The)	14,160	405,967
Johnson Controls, Inc.	26,196	1,202,920
Lear Corp.	1,770	200,806
Metaldyne Performance Group, Inc.	3,717	59,063
Modine Manufacturing Co.*	9,381	90,058
Motorcar Parts of America, Inc.*(a)	1,947	54,574
Standard Motor Products, Inc.(a)	2,655	111,351
Superior Industries International, Inc.(a)	1,239	37,864
Tenneco, Inc.*	15,930	900,364
Visteon Corp.	2,124	148,871

		5,825,881

Automobiles - 0.7%
Ford Motor Co.	173,637	2,198,244
General Motors Co.	63,897	2,015,311
Harley-Davidson, Inc.	2,124	112,402
Tesla Motors, Inc.*(a)	2,301	540,252
Thor Industries, Inc.(a)	11,151	853,498
Winnebago Industries, Inc.	1,416	33,644

		5,753,351

Banks - 7.5%
1st Source Corp.	2,832	95,184
Ameris Bancorp	3,540	117,386
Associated Banc-Corp(a)	37,524	697,946
Banc of California, Inc.(a)	3,009	66,740
BancFirst Corp.	1,239	81,241
BancorpSouth, Inc.(a)	6,372	151,781
Bank of America Corp.	428,163	6,204,082
Bank of Hawaii Corp.(a)	3,540	243,977
Bank of the Ozarks, Inc.(a)	4,779	171,996
BankUnited, Inc.(a)	7,080	212,542
Banner Corp.(a)	2,655	110,820
BB&T Corp.(a)	26,373	972,373
BBCN Bancorp, Inc.	15,222	233,962
Berkshire Hills Bancorp, Inc.(a)	4,071	107,352
BOK Financial Corp.	177	11,546

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Banks - (continued)
Boston Private Financial Holdings, Inc.	4,956	$60,067
Brookline Bancorp, Inc.(a)	11,505	131,042
Bryn Mawr Bank Corp.(a)	1,770	51,914
Capital Bank Financial Corp., Class A(a)	3,717	111,101
Cardinal Financial Corp.	5,310	136,786
Cathay General Bancorp(a)	6,195	185,726
Central Pacific Financial Corp.	2,832	69,469
Chemical Financial Corp.(a)	5,664	234,376
CIT Group, Inc.	13,806	477,135
Citigroup, Inc.	122,838	5,381,533
Citizens Financial Group, Inc.	10,974	245,049
City Holding Co.(a)	2,124	99,191
Columbia Banking System, Inc.(a)	6,195	187,832
Comerica, Inc.	3,894	176,165
Commerce Bancshares, Inc.(a)	1,062	50,222
Community Bank System, Inc.(a)	4,956	218,708
Community Trust Bancorp, Inc.(a)	1,593	55,405
Cullen/Frost Bankers, Inc.(a)	354	24,033
Customers Bancorp, Inc.*(a)	2,301	59,228
CVB Financial Corp.(a)	11,682	192,169
Eagle Bancorp, Inc.*(a)	1,947	100,368
East West Bancorp, Inc.	2,301	78,740
Fifth Third Bancorp	32,568	618,141
First BanCorp*	30,975	142,175
First Citizens BancShares, Inc., Class A(a)	885	229,905
First Commonwealth Financial Corp.(a)	9,735	93,943
First Financial Bancorp(a)	10,974	233,856
First Financial Bankshares, Inc.(a)	3,540	120,962
First Horizon National Corp.(a)	17,346	252,558
First Interstate BancSystem, Inc., Class A(a)	3,717	107,942
First Merchants Corp.	6,195	162,309
First Midwest Bancorp, Inc.(a)	6,018	112,356
First NBC Bank Holding Co.*	4,071	77,471
First Niagara Financial Group, Inc.	98,943	1,007,240
First Republic Bank	2,832	202,969
FirstMerit Corp.	38,586	819,181
Flushing Financial Corp.(a)	5,133	114,517
FNB Corp.	43,896	524,557
Fulton Financial Corp.(a)	17,700	241,605
Glacier Bancorp, Inc.(a)	4,602	126,923
Great Western Bancorp, Inc.(a)	885	29,355
Hancock Holding Co.(a)	13,983	405,367
Hanmi Financial Corp.	2,655	65,101
Hilltop Holdings, Inc.*(a)	21,948	478,027
Home BancShares, Inc.(a)	8,142	169,924
Huntington Bancshares, Inc.	13,098	124,431
IBERIABANK Corp.(a)	6,372	398,059
Independent Bank Corp.(a)	3,894	195,518
International Bancshares Corp.	15,222	417,387
Investors Bancorp, Inc.(a)	12,744	144,772
JPMorgan Chase & Co.	150,096	9,601,641
KeyCorp(a)	15,222	178,097
Lakeland Financial Corp.(a)	2,832	145,423
LegacyTexas Financial Group, Inc.(a)	4,602	131,249
M&T Bank Corp.(a)	4,425	506,928
MB Financial, Inc.(a)	6,903	265,006
NBT Bancorp, Inc.(a)	8,142	242,794

	Shares	Value
COMMON STOCKS - (continued)
Banks - (continued)
OFG Bancorp	25,311	$268,550
Old National Bancorp(a)	22,125	291,165
Opus Bank(a)	885	28,568
PacWest Bancorp	4,956	204,931
Park National Corp.	1,947	174,295
Peoples Bancorp, Inc.	885	19,868
People’s United Financial, Inc.(a)	5,664	85,866
Pinnacle Financial Partners, Inc.	3,186	169,208
PNC Financial Services Group, Inc. (The)	21,948	1,814,002
Popular, Inc.	23,010	775,207
PrivateBancorp, Inc.	5,841	258,172
Prosperity Bancshares, Inc.(a)	14,868	759,606
Regions Financial Corp.	36,993	339,226
Renasant Corp.(a)	3,894	125,465
S&T Bancorp, Inc.(a)	5,664	144,375
Sandy Spring Bancorp, Inc.(a)	4,602	137,324
Signature Bank*	1,416	170,260
Simmons First National Corp., Class A(a)	1,593	73,198
South State Corp.(a)	2,124	154,861
Southside Bancshares, Inc.(a)	3,187	97,490
Southwest Bancorp, Inc.	1,062	20,624
State Bank Financial Corp.(a)	2,655	58,091
Sterling Bancorp	9,912	167,414
Stock Yards Bancorp, Inc.(a)	3,717	109,800
SunTrust Banks, Inc.	16,107	681,165
SVB Financial Group*	1,593	159,969
Synovus Financial Corp.(a)	7,611	231,679
TCF Financial Corp.	33,630	457,032
Texas Capital Bancshares, Inc.*	2,301	111,691
Tompkins Financial Corp.(a)	2,478	180,250
TriCo Bancshares	1,239	32,239
Trustmark Corp.(a)	10,620	277,182
U.S. Bancorp/Minnesotta	59,649	2,515,398
UMB Financial Corp.(a)	2,301	127,498
Umpqua Holdings Corp.(a)	50,091	762,886
Union Bankshares Corp.	7,257	194,778
United Bankshares, Inc.	5,841	223,710
United Community Banks, Inc.	3,717	71,515
Valley National Bancorp(a)	41,241	374,056
Washington Trust Bancorp, Inc.(a)	2,655	100,784
Webster Financial Corp.(a)	6,549	235,502
Wells Fargo & Co.	189,921	9,110,510
WesBanco, Inc.(a)	4,956	153,240
Westamerica Bancorporation(a)	177	8,326
Western Alliance Bancorp*	6,726	228,886
Wilshire Bancorp, Inc.	19,116	205,306
Wintrust Financial Corp.	4,425	233,640
Zions Bancorporation(a)	3,894	108,565

		59,726,249

Beverages - 1.3%
Boston Beer Co., Inc. (The), Class A*(a)	354	64,740
Brown-Forman Corp., Class B(a)	2,655	260,694
Coca-Cola Bottling Co. Consolidated(a)	531	75,620
Coca-Cola Co. (The)	90,270	3,938,480
Coca-Cola European Partners plc	4,071	151,970
Constellation Brands, Inc., Class A	3,009	495,372
Dr. Pepper Snapple Group, Inc.	3,540	348,725
Molson Coors Brewing Co., Class B	3,894	397,811

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Beverages - (continued)
Monster Beverage Corp.*	3,363	$540,199
PepsiCo, Inc.	33,807	3,682,258

		9,955,869

Biotechnology - 1.9%
ACADIA Pharmaceuticals, Inc.*(a)	4,602	170,458
Achillion Pharmaceuticals, Inc.*	1,770	14,656
Acorda Therapeutics, Inc.*(a)	354	8,949
Alexion Pharmaceuticals, Inc.*	3,363	432,482
Alnylam Pharmaceuticals, Inc.*(a)	2,478	168,702
AMAG Pharmaceuticals, Inc.*(a)	9,027	239,486
Amgen, Inc.	16,107	2,770,887
Amicus Therapeutics, Inc.*(a)	10,974	73,745
Arena Pharmaceuticals, Inc.*	531	887
ARIAD Pharmaceuticals, Inc.*(a)	3,186	30,299
Biogen, Inc.*	3,894	1,128,987
BioMarin Pharmaceutical, Inc.*	3,363	334,350
Bluebird Bio, Inc.*(a)	708	40,483
Celgene Corp.*	16,638	1,866,617
Dynavax Technologies Corp.*(a)	177	2,731
Emergent BioSolutions, Inc.*(a)	1,770	59,100
Five Prime Therapeutics, Inc.*(a)	2,478	125,610
Geron Corp.*(a)	1,239	3,321
Gilead Sciences, Inc.	50,976	4,051,063
Halozyme Therapeutics, Inc.*(a)	3,186	31,669
Heron Therapeutics, Inc.*(a)	1,770	29,417
Incyte Corp.*	4,956	447,081
Intrexon Corp.*	2,124	53,801
Ionis Pharmaceuticals, Inc.*(a)	3,717	108,499
Ironwood Pharmaceuticals, Inc.*(a)	885	12,505
Kite Pharma, Inc.*(a)	708	40,094
Ligand Pharmaceuticals, Inc.*(a)	1,593	214,864
Medivation, Inc.*	2,832	181,220
Merrimack Pharmaceuticals, Inc.*(a)	8,142	47,224
MiMedx Group, Inc.*(a)	354	2,651
Myriad Genetics, Inc.*	4,071	126,120
Neurocrine Biosciences, Inc.*	3,894	195,596
Novavax, Inc.*(a)	14,160	103,651
OPKO Health, Inc.*(a)	10,443	103,908
Progenics Pharmaceuticals, Inc.*(a)	1,947	11,390
Radius Health, Inc.*(a)	8,319	391,991
Regeneron Pharmaceuticals, Inc.*	1,593	677,216
Repligen Corp.*(a)	1,593	45,560
Rigel Pharmaceuticals, Inc.*	177	405
Sangamo BioSciences, Inc.*(a)	1,416	8,963
Sarepta Therapeutics, Inc.*(a)	1,593	40,271
Seattle Genetics, Inc.*	2,655	127,599
United Therapeutics Corp.*(a)	1,770	214,188
Vertex Pharmaceuticals, Inc.*	5,664	549,408
ZIOPHARM Oncology, Inc.*(a)	1,239	6,022

		15,294,126

Building Products - 0.4%
A.O. Smith Corp.	3,540	328,831
AAON, Inc.(a)	3,540	93,739
American Woodmark Corp.*	1,062	78,832
Apogee Enterprises, Inc.(a)	2,124	99,297
Armstrong World Industries, Inc.*(a)	177	7,517
Builders FirstSource, Inc.*(a)	18,054	232,716
Fortune Brands Home & Security, Inc.(a)	2,478	156,783
Gibraltar Industries, Inc.*	1,770	62,446
Griffon Corp.(a)	5,133	87,980
Insteel Industries, Inc.	531	18,473

	Shares	Value
COMMON STOCKS - (continued)
Building Products - (continued)
Lennox International, Inc.(a)	1,947	$305,290
Masco Corp.	4,602	167,881
NCI Building Systems, Inc.*	531	8,613
Nortek, Inc.*(a)	1,416	123,022
Owens Corning	3,894	206,032
Patrick Industries, Inc.*	2,655	171,407
Ply Gem Holdings, Inc.*	3,540	54,374
Quanex Building Products Corp.(a)	354	7,076
Simpson Manufacturing Co., Inc.(a)	1,416	57,773
Trex Co., Inc.*(a)	2,124	103,014
Universal Forest Products, Inc.	1,416	153,098
USG Corp.*(a)	11,859	333,949

		2,858,143

Capital Markets - 2.1%
Actua Corp.*(a)	177	1,766
Affiliated Managers Group, Inc.*	1,239	181,860
Ameriprise Financial, Inc.(a)	4,425	424,092
Artisan Partners Asset Management, Inc., Class A	4,248	118,774
Bank of New York Mellon Corp. (The)	26,373	1,039,096
BGC Partners, Inc., Class A(a)	40,179	356,388
BlackRock, Inc.(a)	3,009	1,102,046
Charles Schwab Corp. (The)	24,426	694,187
Cohen & Steers, Inc.(a)	708	30,515
Cowen Group, Inc., Class A*(a)	58,587	182,791
E*TRADE Financial Corp.*	11,682	292,985
Eaton Vance Corp.	885	33,462
Evercore Partners, Inc., Class A	1,770	89,686
Federated Investors, Inc., Class B	7,965	251,455
Financial Engines, Inc.	1,239	32,697
Franklin Resources, Inc.	13,629	493,233
Goldman Sachs Group, Inc. (The)	16,992	2,698,500
HFF, Inc., Class A(a)	2,478	69,904
Interactive Brokers Group, Inc., Class A(a)	5,133	178,834
INTL. FCStone, Inc.*(a)	7,611	221,785
Invesco Ltd.	8,673	253,078
Investment Technology Group, Inc.(a)	4,956	82,765
Janus Capital Group, Inc.(a)	15,045	227,179
KCG Holdings, Inc., Class A*	13,806	208,885
Legg Mason, Inc.	7,611	259,840
LPL Financial Holdings, Inc.(a)	21,063	567,648
Morgan Stanley	69,384	1,993,402
Northern Trust Corp.(b)	6,195	418,720
NorthStar Asset Management Group, Inc.	54,162	642,361
Piper Jaffray Cos.*(a)	2,832	117,075
Raymond James Financial, Inc.	1,770	97,173
SEI Investments Co.	3,186	143,370
State Street Corp.	12,036	791,728
Stifel Financial Corp.*(a)	23,541	832,175
T. Rowe Price Group, Inc.(a)	7,611	538,022
TD Ameritrade Holding Corp.	3,363	102,101
Waddell & Reed Financial, Inc., Class A(a)	26,727	488,035
Walter Investment Management Corp.*(a)	24,603	70,611

		16,328,224

Chemicals - 2.3%
A. Schulman, Inc.	7,788	228,266
AgroFresh Solutions, Inc.*(a)	7,788	50,233

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Chemicals - (continued)
Air Products & Chemicals, Inc.	4,425	$661,184
Albemarle Corp.(a)	4,248	357,554
American Vanguard Corp.	177	2,634
Ashland, Inc.	1,239	140,304
Axalta Coating Systems Ltd.*	1,416	40,427
Axiall Corp.	1,593	52,012
Balchem Corp.(a)	1,947	124,355
Cabot Corp.	13,452	654,978
Calgon Carbon Corp.	531	7,328
Celanese Corp., Series A	4,248	269,408
CF Industries Holdings, Inc.	1,416	34,947
Chemours Co. (The)(a)	58,941	548,151
Chemtura Corp.*	10,797	303,288
Dow Chemical Co. (The)	41,772	2,241,903
E.I. du Pont de Nemours & Co.	22,125	1,530,386
Eastman Chemical Co.	6,195	404,100
Ecolab, Inc.	5,664	670,504
Ferro Corp.*	10,089	130,753
Flotek Industries, Inc.*(a)	708	10,054
FMC Corp.(a)	6,903	328,169
FutureFuel Corp.	177	2,028
GCP Applied Technologies, Inc.*(a)	13,452	370,334
HB Fuller Co.	1,947	90,652
Huntsman Corp.	51,684	799,035
Innophos Holdings, Inc.	4,425	190,541
Innospec, Inc.	3,363	169,058
International Flavors & Fragrances, Inc.(a)	1,239	165,097
Kraton Performance Polymers, Inc.*(a)	6,372	190,587
Kronos Worldwide, Inc.(a)	10,443	59,003
LSB Industries, Inc.*(a)	7,611	88,135
LyondellBasell Industries NV, Class A	12,921	972,435
Minerals Technologies, Inc.	7,434	485,143
Monsanto Co.	9,204	982,711
Mosaic Co. (The)(a)	5,841	157,707
NewMarket Corp.	177	75,745
Olin Corp.(a)	10,443	218,259
OMNOVA Solutions, Inc.*	1,239	11,733
Platform Specialty Products Corp.*(a)	54,870	504,804
PolyOne Corp.	6,549	229,673
PPG Industries, Inc.	4,956	518,943
Praxair, Inc.	5,133	598,200
Quaker Chemical Corp.	1,593	152,386
Rayonier Advanced Materials, Inc.	9,381	129,176
RPM International, Inc.(a)	2,301	124,852
Scotts Miracle-Gro Co. (The), Class A	2,655	195,806
Sensient Technologies Corp.(a)	3,540	261,358
Sherwin-Williams Co. (The)	1,947	583,574
Stepan Co.	5,133	330,103
Tredegar Corp.(a)	531	9,399
Trinseo SA	3,894	193,882
Tronox Ltd., Class A	37,878	245,828
Valspar Corp. (The)	1,239	131,916
W.R. Grace & Co.	885	66,260
Westlake Chemical Corp.	354	16,192

		18,111,493

Commercial Services & Supplies - 0.9%
ABM Industries, Inc.(a)	6,549	243,688
ACCO Brands Corp.*(a)	18,939	212,874

	Shares	Value
COMMON STOCKS - (continued)
Commercial Services & Supplies - (continued)
Brady Corp., Class A(a)	5,133	$164,975
Brink’s Co. (The)	6,372	209,129
CECO Environmental Corp.	4,602	42,569
Cintas Corp.	2,301	246,828
Copart, Inc.*(a)	1,239	62,495
Covanta Holding Corp.	708	11,342
Deluxe Corp.(a)	10,974	741,733
Ennis, Inc.	6,195	107,297
Essendant, Inc.(a)	3,717	74,489
G&K Services, Inc., Class A(a)	1,416	113,577
Healthcare Services Group, Inc.(a)	5,310	206,081
Herman Miller, Inc.	5,487	179,809
HNI Corp.	3,540	184,540
Interface, Inc.	2,124	37,935
KAR Auction Services, Inc.(a)	5,487	234,679
Kimball International, Inc., Class B	6,372	72,577
Knoll, Inc.	4,425	111,731
Matthews International Corp., Class A(a)	3,540	212,789
McGrath RentCorp	531	16,923
Mobile Mini, Inc.(a)	2,124	69,051
MSA Safety, Inc.	1,239	69,235
Multi-Color Corp.(a)	1,947	125,737
Pitney Bowes, Inc.	11,682	225,580
Quad/Graphics, Inc.	17,877	453,361
R.R. Donnelley & Sons Co.	47,436	850,053
Republic Services, Inc.	6,549	335,702
Rollins, Inc.(a)	2,478	69,830
SP Plus Corp.*	354	8,507
Steelcase, Inc., Class A	11,682	169,389
Stericycle, Inc.*(a)	708	63,911
Tetra Tech, Inc.(a)	7,788	256,459
Tyco International plc	5,133	233,911
U.S. Ecology, Inc.(a)	1,770	80,181
UniFirst Corp.	1,416	165,502
Viad Corp.	1,062	36,979
Waste Management, Inc.	10,266	678,788
West Corp.(a)	6,372	140,885

		7,521,121

Communications Equipment - 1.4%
ADTRAN, Inc.(a)	177	3,221
Arista Networks, Inc.*(a)	1,239	88,304
ARRIS International plc*	5,133	139,823
Black Box Corp.	708	9,664
Brocade Communications Systems, Inc.	25,134	233,746
CalAmp Corp.*(a)	885	12,567
Calix, Inc.*	354	2,733
Ciena Corp.*(a)	32,745	628,377
Cisco Systems, Inc.	193,815	5,917,172
CommScope Holding Co., Inc.*	3,009	90,120
EchoStar Corp., Class A*	1,770	68,941
Extreme Networks, Inc.*	5,664	22,033
F5 Networks, Inc.*	1,062	131,072
Finisar Corp.*(a)	28,674	537,924
Harmonic, Inc.*	8,319	27,370
Harris Corp.(a)	2,124	183,981
Infinera Corp.*	8,319	72,874
InterDigital, Inc.	3,009	177,681
Ixia*(a)	3,717	42,745
Juniper Networks, Inc.	9,735	220,887
Lumentum Holdings, Inc.*	354	10,708

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Communications Equipment - (continued)
Motorola Solutions, Inc.	2,832	$196,484
NETGEAR, Inc.*	4,602	236,681
NetScout Systems, Inc.*(a)	25,311	708,202
Palo Alto Networks, Inc.*(a)	1,947	254,843
Plantronics, Inc.	1,770	85,385
Polycom, Inc.*	20,886	258,778
ShoreTel, Inc.*	9,558	70,156
Sonus Networks, Inc.*	1,416	12,206
Ubiquiti Networks, Inc.*	708	31,662
ViaSat, Inc.*(a)	1,947	143,747
Viavi Solutions, Inc.*(a)	43,011	306,668

		10,926,755

Construction & Engineering - 0.3%
AECOM*	7,434	263,833
Aegion Corp.*	4,248	87,169
Argan, Inc.(a)	1,947	89,815
Chicago Bridge & Iron Co. NV	3,186	107,719
Comfort Systems USA, Inc.	3,363	102,168
Dycom Industries, Inc.*(a)	2,478	233,056
EMCOR Group, Inc.	4,956	276,049
Fluor Corp.	6,549	350,502
Granite Construction, Inc.(a)	2,124	105,733
Jacobs Engineering Group, Inc.*(a)	885	47,365
KBR, Inc.(a)	30,444	426,825
MasTec, Inc.*(a)	9,735	238,021
MYR Group, Inc.*	531	13,100
Primoris Services Corp.(a)	2,478	44,728
Tutor Perini Corp.*	8,319	208,973
Valmont Industries, Inc.	354	46,356

		2,641,412

Construction Materials - 0.1%
Eagle Materials, Inc.	1,593	133,732
Headwaters, Inc.*(a)	6,903	137,301
Martin Marietta Materials, Inc.	1,770	358,690
U.S. Concrete, Inc.*(a)	885	57,083
Vulcan Materials Co.	3,186	395,000

		1,081,806

Consumer Finance - 1.1%
Ally Financial, Inc.	4,425	79,827
American Express Co.	32,214	2,076,514
Capital One Financial Corp.(a)	23,718	1,591,003
Cash America International, Inc.	5,487	235,118
Credit Acceptance Corp.*(a)	885	159,893
Discover Financial Services	16,461	935,643
Encore Capital Group, Inc.*(a)	8,496	207,387
Enova International, Inc.*	7,434	67,575
EZCORP, Inc., Class A*(a)	11,859	107,443
First Cash Financial Services, Inc.(a)	177	9,082
Green Dot Corp., Class A*(a)	2,478	59,968
LendingClub Corp.*	6,903	31,892
Navient Corp.(a)	22,656	321,715
Nelnet, Inc., Class A(a)	7,965	321,866
OneMain Holdings, Inc.*(a)	4,956	142,931
PRA Group, Inc.*(a)	4,248	118,349
Santander Consumer USA Holdings, Inc.*	12,036	132,276
SLM Corp.*(a)	123,546	888,296
Synchrony Financial*	32,745	912,931
World Acceptance Corp.*(a)	885	38,462

		8,438,171

Containers & Packaging - 0.5%
AptarGroup, Inc.(a)	885	69,189

	Shares	Value
COMMON STOCKS - (continued)
Containers & Packaging - (continued)
Avery Dennison Corp.	1,770	$137,865
Ball Corp.(a)	2,301	162,612
Bemis Co., Inc.	4,071	207,784
Berry Plastics Group, Inc.*	8,319	341,079
Crown Holdings, Inc.*	3,717	196,890
Graphic Packaging Holding Co.	18,762	255,914
International Paper Co.	17,877	818,945
Myers Industries, Inc.	354	5,292
Owens-Illinois, Inc.*	46,728	878,019
Packaging Corp. of America	1,416	105,761
Sealed Air Corp.	3,894	183,719
Silgan Holdings, Inc.(a)	1,947	96,532
Sonoco Products Co.	1,593	81,131
WestRock Co.	4,248	182,282

		3,723,014

Distributors - 0.1%
Core-Mark Holding Co., Inc.(a)	4,602	225,314
Genuine Parts Co.	2,301	235,254
LKQ Corp.*	7,965	273,916
Pool Corp.	2,832	289,657

		1,024,141

Diversified Consumer Services - 0.2%
Apollo Education Group, Inc.*	5,133	46,146
Bright Horizons Family Solutions, Inc.*	2,655	178,071
Capella Education Co.(a)	1,416	84,776
Career Education Corp.*(a)	13,275	91,730
Carriage Services, Inc.(a)	2,832	68,846
DeVry Education Group, Inc.(a)	14,868	331,110
Graham Holdings Co., Class B	531	267,221
Grand Canyon Education, Inc.*(a)	3,540	148,892
H&R Block, Inc.	1,770	42,108
LifeLock, Inc.*	177	2,961
Regis Corp.*	6,903	92,776
Service Corp. International	8,496	235,509
Strayer Education, Inc.*(a)	1,416	64,740
Weight Watchers International, Inc.*(a)	5,841	69,683

		1,724,569

Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc., Class B*	73,455	10,597,353
CBOE Holdings, Inc.(a)	3,717	255,730
CME Group, Inc.	7,257	741,956
FactSet Research Systems, Inc.(a)	708	121,748
FNFV Group*	1,239	14,781
IHS Markit Ltd.*	2,518	87,470
Intercontinental Exchange, Inc.	2,478	654,814
Leucadia National Corp.	19,293	352,294
MarketAxess Holdings, Inc.(a)	2,478	400,593
Moody’s Corp.(a)	4,071	431,567
Morningstar, Inc.	177	14,971
MSCI, Inc.	2,301	197,978
Nasdaq, Inc.	1,770	125,245
S&P Global, Inc.	5,310	648,882
Voya Financial, Inc.	15,753	403,749

		15,049,131

Diversified Telecommunication Services - 2.8%
8x8, Inc.*(a)	5,664	77,880
AT&T, Inc.	241,074	10,436,093
ATN International, Inc.	1,770	130,130
CenturyLink, Inc.(a)	24,957	784,648
Cincinnati Bell, Inc.*(a)	6,726	33,630

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Diversified Telecommunication Services - (continued)
Cogent Communications Holdings, Inc.(a)	2,655	$113,448
Consolidated Communications Holdings, Inc.	2,478	69,260
Frontier Communications Corp.(a)	52,923	275,200
General Communication, Inc., Class A*	3,540	54,481
IDT Corp., Class B	2,124	32,412
Inteliquent, Inc.(a)	1,593	32,736
Iridium Communications, Inc.*(a)	21,948	197,093
Level 3 Communications, Inc.*(a)	6,726	340,336
Lumos Networks Corp.*	1,593	18,638
ORBCOMM, Inc.*	2,301	24,368
SBA Communications Corp., Class A*	1,947	223,905
Verizon Communications, Inc.	159,123	8,817,005
Vonage Holdings Corp.*	23,718	140,648
Windstream Holdings, Inc.(a)	8,850	82,394

		21,884,305

Electric Utilities - 2.1%
ALLETE, Inc.	9,912	632,881
Alliant Energy Corp.	3,894	156,733
American Electric Power Co., Inc.	16,284	1,128,481
Duke Energy Corp.	25,842	2,211,817
Edison International	10,089	780,687
El Paso Electric Co.	5,133	244,741
Empire District Electric Co. (The)	6,903	232,838
Entergy Corp.	8,319	677,083
Eversource Energy	10,797	631,516
Exelon Corp.	30,444	1,134,952
FirstEnergy Corp.	10,266	358,489
Great Plains Energy, Inc.(a)	1,947	57,982
Hawaiian Electric Industries, Inc.	7,434	230,826
IDACORP, Inc.(a)	3,363	271,899
ITC Holdings Corp.	1,947	90,049
MGE Energy, Inc.	1,947	109,324
NextEra Energy, Inc.	9,558	1,226,196
OGE Energy Corp.	1,062	34,165
Otter Tail Corp.(a)	1,239	43,179
PG&E Corp.	19,824	1,267,547
Pinnacle West Capital Corp.	2,478	195,440
PNM Resources, Inc.(a)	7,080	243,269
Portland General Electric Co.	20,886	912,092
PPL Corp.	27,612	1,041,248
Southern Co. (The)	34,161	1,827,613
Westar Energy, Inc.	1,416	78,687
Xcel Energy, Inc.	21,417	941,920

		16,761,654

Electrical Equipment - 0.5%
Acuity Brands, Inc.(a)	1,593	418,051
AMETEK, Inc.	3,009	141,513
AZZ, Inc.(a)	1,416	87,905
Eaton Corp. plc	14,691	931,556
Emerson Electric Co.	18,408	1,029,007
Encore Wire Corp.	1,062	39,857
EnerSys	3,894	242,791
Generac Holdings, Inc.*(a)	6,549	247,487
General Cable Corp.(a)	4,071	59,966
Hubbell, Inc.	531	57,258
Regal Beloit Corp.	12,921	788,310
Rockwell Automation, Inc.(a)	1,770	202,488
Sensata Technologies Holding NV*	1,416	53,695

	Shares	Value
COMMON STOCKS - (continued)
Electrical Equipment - (continued)
Sunrun, Inc.*(a)	5,310	$27,506

		4,327,390

Electronic Equipment, Instruments & Components - 1.6%
Amphenol Corp., Class A	6,549	389,796
Anixter International, Inc.*	5,310	325,397
Arrow Electronics, Inc.*	1,770	117,687
Avnet, Inc.	2,301	94,571
AVX Corp.	6,195	84,624
Badger Meter, Inc.(a)	1,062	74,064
Belden, Inc.	11,859	868,197
Benchmark Electronics, Inc.*	8,319	194,997
CDW Corp.	531	22,796
Cognex Corp.(a)	5,841	263,838
Coherent, Inc.*(a)	1,062	112,625
Corning, Inc.(a)	49,029	1,089,424
CTS Corp.(a)	5,487	104,857
Dolby Laboratories, Inc., Class A	708	35,619
DTS, Inc.*(a)	354	9,838
ePlus, Inc.*	1,770	148,875
Fabrinet*(a)	6,549	247,290
FEI Co.(a)	2,124	226,036
Flextronics International Ltd.*	7,257	91,946
FLIR Systems, Inc.(a)	2,832	92,267
II-VI, Inc.*(a)	885	17,788
Ingram Micro, Inc., Class A	9,912	339,387
Insight Enterprises, Inc.*	9,912	263,659
InvenSense, Inc.*	20,001	135,607
IPG Photonics Corp.*(a)	2,478	208,871
Jabil Circuit, Inc.	51,861	1,055,371
Keysight Technologies, Inc.*	1,239	36,228
Knowles Corp.*	19,647	264,056
Littelfuse, Inc.(a)	1,593	199,157
Mesa Laboratories, Inc.(a)	177	20,467
Methode Electronics, Inc.(a)	2,655	93,005
National Instruments Corp.	177	5,076
Novanta, Inc.*	2,655	41,710
PC Connection, Inc.(a)	3,186	82,231
Plexus Corp.*	4,602	211,416
QLogic Corp.*	13,452	208,775
Rofin-Sinar Technologies, Inc.*	1,239	39,152
Rogers Corp.*(a)	1,062	72,683
Sanmina Corp.*	20,886	529,251
ScanSource, Inc.*	4,956	203,345
SYNNEX Corp.(a)	6,903	693,959
TE Connectivity Ltd.	5,841	352,095
Tech Data Corp.*(a)	10,089	786,236
Trimble Navigation Ltd.*	4,248	112,317
TTM Technologies, Inc.*(a)	17,877	177,876
Universal Display Corp.*(a)	1,062	75,232
VeriFone Systems, Inc.*	6,372	122,088
Vishay Intertechnology, Inc.(a)	45,312	604,009
Zebra Technologies Corp., Class A*(a)	14,160	750,622

		12,296,413

Energy Equipment & Services - 1.4%
Archrock, Inc.	33,630	299,643
Atwood Oceanics, Inc.	18,585	198,488
Baker Hughes, Inc.(a)	8,673	414,830
Core Laboratories NV	885	103,377
Diamond Offshore Drilling, Inc.	9,735	221,179
Dril-Quip, Inc.*(a)	3,894	211,950
Ensco plc, Class A	98,235	900,815

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Energy Equipment & Services - (continued)
Exterran Corp.*	12,744	$162,104
Fairmount Santrol Holdings, Inc.*	18,231	124,882
Halliburton Co.	15,753	687,776
Helix Energy Solutions Group, Inc.*(a)	30,621	243,131
Helmerich & Payne, Inc.	6,549	405,842
Hornbeck Offshore Services, Inc.*	19,293	153,958
Matrix Service Co.*	2,301	38,128
McDermott International, Inc.*	62,658	324,568
Nabors Industries Ltd.	85,137	766,233
National Oilwell Varco, Inc.(a)	14,691	475,254
Natural Gas Services Group, Inc.*	708	17,778
Newpark Resources, Inc.*(a)	4,071	25,729
Noble Corp. plc	79,827	589,123
Parker Drilling Co.*(a)	54,870	113,581
Patterson-UTI Energy, Inc.(a)	33,630	652,086
PHI, Inc. (Non-Voting)*	3,717	71,812
RPC, Inc.*	4,956	71,812
Schlumberger Ltd.	28,497	2,294,578
SEACOR Holdings, Inc.*	2,832	160,065
Superior Energy Services, Inc.	41,595	664,272
TETRA Technologies, Inc.*	11,505	69,145
Tidewater, Inc.(a)	23,010	98,253
U.S. Silica Holdings, Inc.	531	18,304
Unit Corp.*	19,824	247,800
Weatherford International plc*(a)	36,108	205,093

		11,031,589

Food & Staples Retailing - 1.7%
Andersons, Inc. (The)	7,080	261,818
Casey’s General Stores, Inc.(a)	1,947	260,002
Costco Wholesale Corp.	9,912	1,657,485
CVS Health Corp.	24,426	2,264,779
Ingles Markets, Inc., Class A(a)	2,124	82,475
Kroger Co. (The)	23,895	816,970
PriceSmart, Inc.	531	41,354
Rite Aid Corp.*	49,914	349,398
SpartanNash Co.	7,611	239,747
SUPERVALU, Inc.*	77,349	377,463
Sysco Corp.	11,859	614,178
United Natural Foods, Inc.*	12,213	610,406
Walgreens Boots Alliance, Inc.	18,408	1,458,834
Wal-Mart Stores, Inc.	58,056	4,236,346
Weis Markets, Inc.	177	9,146
Whole Foods Market, Inc.(a)	2,301	70,134

		13,350,535

Food Products - 1.5%
Archer-Daniels-Midland Co.	18,231	821,854
B&G Foods, Inc.(a)	1,239	63,920
Blue Buffalo Pet Products, Inc.*	2,655	68,180
Bunge Ltd.	4,425	291,342
Calavo Growers, Inc.	1,239	81,501
Cal-Maine Foods, Inc.(a)	7,611	318,901
Campbell Soup Co.(a)	3,540	220,436
ConAgra Foods, Inc.	10,974	513,144
Dean Foods Co.(a)	13,983	258,126
Flowers Foods, Inc.(a)	1,239	22,785
Fresh Del Monte Produce, Inc.	9,204	523,247
Freshpet, Inc.*(a)	708	6,188
General Mills, Inc.	12,036	865,268
Hain Celestial Group, Inc. (The)*(a)	4,779	252,283
Hershey Co. (The)	3,363	372,486
Hormel Foods Corp.(a)	5,664	211,550

	Shares	Value
COMMON STOCKS - (continued)
Food Products - (continued)
Ingredion, Inc.	1,416	$188,668
J&J Snack Foods Corp.(a)	1,239	150,675
JM Smucker Co. (The)	1,593	245,577
Kellogg Co.	4,956	409,911
Kraft Heinz Co. (The)	13,452	1,162,118
Lancaster Colony Corp.(a)	1,239	161,020
Landec Corp.*(a)	1,062	12,213
McCormick & Co., Inc. (Non-Voting)(a)	2,478	253,376
Mead Johnson Nutrition Co.	3,009	268,403
Mondelez International, Inc., Class A	36,462	1,603,599
Omega Protein Corp.*	3,894	87,693
Pilgrim’s Pride Corp.	4,602	106,997
Pinnacle Foods, Inc.	4,425	222,179
Post Holdings, Inc.*	4,071	352,834
Sanderson Farms, Inc.	3,009	263,558
Snyder’s-Lance, Inc.(a)	5,310	181,921
Tootsie Roll Industries, Inc.(a)	1,593	59,148
TreeHouse Foods, Inc.*	1,947	200,911
Tyson Foods, Inc., Class A	8,850	651,360
WhiteWave Foods Co. (The)*(a)	7,788	432,156

		11,905,528

Gas Utilities - 0.3%
Atmos Energy Corp.	1,239	98,860
Chesapeake Utilities Corp.	2,478	158,766
New Jersey Resources Corp.(a)	6,726	250,476
Northwest Natural Gas Co.(a)	177	11,494
ONE Gas, Inc.	3,894	252,954
Piedmont Natural Gas Co., Inc.	4,425	264,615
Questar Corp.	1,416	35,641
South Jersey Industries, Inc.(a)	7,965	253,924
Southwest Gas Corp.	3,363	260,633
Spire, Inc.(a)	3,717	257,960
UGI Corp.(a)	3,363	152,209
WGL Holdings, Inc.	3,717	263,126

		2,260,658

Health Care Equipment & Supplies - 1.8%
Abaxis, Inc.(a)	885	43,772
Abbott Laboratories	26,196	1,172,271
ABIOMED, Inc.*	2,478	292,330
Accuray, Inc.*	531	2,910
Alere, Inc.*	5,664	212,400
Align Technology, Inc.*	3,540	315,591
Analogic Corp.(a)	354	29,743
AngioDynamics, Inc.*	1,239	20,555
Anika Therapeutics, Inc.*	885	44,179
AtriCure, Inc.*(a)	885	13,443
Baxter International, Inc.	8,496	407,978
Becton Dickinson and Co.	3,894	685,344
Boston Scientific Corp.*	26,019	631,741
C.R. Bard, Inc.	1,416	316,802
Cantel Medical Corp.	2,655	177,752
Cardiovascular Systems, Inc.*(a)	708	13,884
Cerus Corp.*	2,655	19,620
CONMED Corp.(a)	4,248	172,639
Cooper Cos., Inc. (The)	708	129,189
Cynosure, Inc., Class A*	1,770	97,279
DENTSPLY SIRONA, Inc.	4,248	272,043
DexCom, Inc.*	3,540	326,494
Edwards Lifesciences Corp.*	4,956	567,561
Globus Medical, Inc., Class A*(a)	4,602	105,616
Hill-Rom Holdings, Inc.	4,779	255,342

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Health Care Equipment & Supplies - (continued)
Hologic, Inc.*	6,372	$245,258
ICU Medical, Inc.*	885	103,333
IDEXX Laboratories, Inc.*	2,124	199,210
Insulet Corp.*(a)	1,947	68,904
Integer Holdings Corp.*(a)	5,133	114,004
Integra LifeSciences Holdings Corp.*(a)	3,186	268,484
Intuitive Surgical, Inc.*	708	492,598
Masimo Corp.*	3,894	206,265
Medtronic plc	32,568	2,853,934
Merit Medical Systems, Inc.*	3,717	87,127
Natus Medical, Inc.*	2,478	97,460
Neogen Corp.*(a)	2,301	126,900
NuVasive, Inc.*	3,540	220,188
NxStage Medical, Inc.*(a)	3,540	78,269
OraSure Technologies, Inc.*	708	4,829
Orthofix International NV*	4,248	201,355
Quidel Corp.*(a)	177	4,036
ResMed, Inc.	2,478	170,685
Spectranetics Corp. (The)*(a)	1,770	41,029
St. Jude Medical, Inc.	5,133	426,244
Stryker Corp.	5,841	679,191
SurModics, Inc.*	354	9,710
Teleflex, Inc.	2,124	382,978
Varian Medical Systems, Inc.*(a)	1,416	134,152
Vascular Solutions, Inc.*(a)	1,770	81,190
West Pharmaceutical Services, Inc.	4,071	326,820
Wright Medical Group NV*(a)	2,124	46,579
Zeltiq Aesthetics, Inc.*(a)	177	6,009
Zimmer Biomet Holdings, Inc.	3,363	441,024

		14,444,243

Health Care Providers & Services - 2.8%
Acadia Healthcare Co., Inc.*(a)	3,009	170,008
Aceto Corp.(a)	3,717	95,564
Aetna, Inc.	12,213	1,407,060
Air Methods Corp.*	3,894	129,631
Almost Family, Inc.*	1,593	63,385
Amedisys, Inc.*(a)	4,602	246,437
AmerisourceBergen Corp.	3,540	301,573
AMN Healthcare Services, Inc.*(a)	5,664	239,587
Amsurg Corp.*	4,956	371,750
Anthem, Inc.	8,850	1,162,359
BioTelemetry, Inc.*	177	3,367
Brookdale Senior Living, Inc.*(a)	58,587	1,082,102
Capital Senior Living Corp.*(a)	885	17,240
Cardinal Health, Inc.	6,726	562,294
Centene Corp.*	8,319	586,905
Chemed Corp.(a)	1,416	208,350
Cigna Corp.	5,487	707,604
Community Health Systems, Inc.*(a)	37,524	479,181
CorVel Corp.*(a)	531	24,001
DaVita HealthCare Partners, Inc.*	3,009	233,318
Ensign Group, Inc. (The)(a)	6,195	133,192
Envision Healthcare Holdings, Inc.*	177	4,352
Express Scripts Holding Co.*	22,302	1,696,513
HCA Holdings, Inc.*	9,204	709,905
HealthSouth Corp.(a)	6,195	266,695
Healthways, Inc.*(a)	2,124	35,768
Henry Schein, Inc.*	1,770	320,335
Humana, Inc.	3,009	519,203
Kindred Healthcare, Inc.	26,904	329,843

	Shares	Value
COMMON STOCKS - (continued)
Health Care Providers & Services - (continued)
Laboratory Corp. of America Holdings*	2,301	$321,128
LHC Group, Inc.*	1,947	88,121
LifePoint Health, Inc.*	11,151	659,916
Magellan Health, Inc.*	3,186	218,145
McKesson Corp.	7,788	1,515,233
MEDNAX, Inc.*	3,363	231,744
Molina Healthcare, Inc.*	8,496	482,658
Owens & Minor, Inc.(a)	5,664	202,261
Patterson Cos., Inc.(a)	2,478	122,314
PharMerica Corp.*	5,841	155,137
Providence Service Corp. (The)*	2,124	102,738
Quest Diagnostics, Inc.	3,717	321,000
Select Medical Holdings Corp.*(a)	19,824	227,976
Surgical Care Affiliates, Inc.*(a)	2,478	128,881
Team Health Holdings, Inc.*(a)	1,770	72,287
Tenet Healthcare Corp.*(a)	29,205	893,965
Triple-S Management Corp., Class B*	6,372	158,344
U.S. Physical Therapy, Inc.(a)	1,062	63,316
UnitedHealth Group, Inc.	21,063	3,016,222
Universal Health Services, Inc., Class B	1,239	160,488
VCA, Inc.*	4,425	315,680
WellCare Health Plans, Inc.*	3,186	340,265

		21,905,341

Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc.*(a)	6,726	94,971
athenahealth, Inc.*	885	113,094
Cerner Corp.*(a)	3,717	231,904
HealthStream, Inc.*(a)	354	8,577
Medidata Solutions, Inc.*(a)	3,009	159,928
Omnicell, Inc.*(a)	3,009	116,388
Vocera Communications, Inc.*	3,540	52,357

		777,219

Hotels, Restaurants & Leisure - 1.8%
Aramark	1,770	63,455
Belmond Ltd., Class A*(a)	1,770	20,337
BJ’s Restaurants, Inc.*(a)	1,770	68,747
Bloomin’ Brands, Inc.(a)	30,621	550,566
Bob Evans Farms, Inc.	1,239	45,570
Boyd Gaming Corp.*	11,505	225,613
Brinker International, Inc.(a)	11,505	542,346
Buffalo Wild Wings, Inc.*	1,416	237,831
Caesars Entertainment Corp.*(a)	4,248	29,311
Carnival Corp.	12,744	595,400
Cheesecake Factory, Inc. (The)(a)	2,832	146,499
Chipotle Mexican Grill, Inc.*(a)	354	150,093
Choice Hotels International, Inc.	1,593	76,926
Churchill Downs, Inc.(a)	885	116,050
Cracker Barrel Old Country Store, Inc.(a)	1,593	250,754
Darden Restaurants, Inc.	3,186	196,130
Denny’s Corp.*	10,089	112,593
Diamond Resorts International, Inc.*	13,275	400,640
DineEquity, Inc.(a)	1,062	86,415
Domino’s Pizza, Inc.	2,655	391,082
Dunkin’ Brands Group, Inc.	1,593	72,179
Hilton Worldwide Holdings, Inc.(a)	885	20,523
Hyatt Hotels Corp., Class A*	2,478	124,990
International Speedway Corp., Class A	1,416	47,818

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Hotels, Restaurants & Leisure - (continued)
Interval Leisure Group, Inc.	26,550	$477,369
Isle of Capri Casinos, Inc.*	2,832	53,043
Jack in the Box, Inc.(a)	3,009	265,966
Las Vegas Sands Corp.	4,779	242,056
Marcus Corp. (The)(a)	3,363	74,491
Marriott International, Inc., Class A(a)	4,602	329,963
Marriott Vacations Worldwide Corp.(a)	3,540	270,102
McDonald’s Corp.	18,054	2,124,053
MGM Resorts International*	8,850	212,223
Norwegian Cruise Line Holdings Ltd.*(a)	3,894	165,884
Panera Bread Co., Class A*(a)	354	77,639
Papa John’s International, Inc.(a)	2,832	209,426
Penn National Gaming, Inc.*	12,213	183,439
Pinnacle Entertainment, Inc.*(a)	12,744	139,165
Popeyes Louisiana Kitchen, Inc.*(a)	1,593	91,247
Red Robin Gourmet Burgers, Inc.*	708	34,239
Red Rock Resorts, Inc., Class A*	4,071	93,674
Royal Caribbean Cruises Ltd.	4,425	320,547
Ruth’s Hospitality Group, Inc.	2,478	39,574
Scientific Games Corp., Class A*(a)	9,204	98,069
Six Flags Entertainment Corp.(a)	2,655	149,716
Sonic Corp.	4,248	114,314
Starbucks Corp.	31,506	1,828,923
Starwood Hotels & Resorts Worldwide, Inc.	3,186	248,699
Texas Roadhouse, Inc.(a)	4,425	208,949
Vail Resorts, Inc.	1,947	278,557
Wendy’s Co. (The)(a)	16,284	157,303
Wyndham Worldwide Corp.(a)	1,770	125,705
Wynn Resorts Ltd.	1,416	138,697
Yum! Brands, Inc.	8,142	728,058

		14,052,958

Household Durables - 0.9%
Beazer Homes USA, Inc.*	25,842	247,825
CalAtlantic Group, Inc.(a)	2,832	102,547
Cavco Industries, Inc.*(a)	531	52,771
Dr. Horton, Inc.	9,027	296,808
Ethan Allen Interiors, Inc.	531	18,441
Garmin Ltd.(a)	708	38,466
Harman International Industries, Inc.(a)	2,478	204,782
Helen of Troy Ltd.*	2,301	229,202
Hovnanian Enterprises, Inc., Class A*	177	326
iRobot Corp.*(a)	1,239	46,983
KB Home(a)	33,453	525,212
La-Z-Boy, Inc.(a)	3,894	117,677
Leggett & Platt, Inc.	2,124	111,659
Lennar Corp., Class A	4,071	190,523
LGI Homes, Inc.*(a)	4,248	145,834
Libbey, Inc.	354	6,616
M/I Homes, Inc.*(a)	2,478	55,879
MDC Holdings, Inc.	1,947	51,245
Meritage Homes Corp.*(a)	8,673	315,610
Mohawk Industries, Inc.*	1,770	369,824
NACCO Industries, Inc., Class A	354	19,919
Newell Brands, Inc.	8,319	436,415
NVR, Inc.*	177	301,785
PulteGroup, Inc.	14,337	303,658

	Shares	Value
COMMON STOCKS - (continued)
Household Durables - (continued)
Taylor Morrison Home Corp., Class A*(a)	14,337	$232,976
Tempur Sealy International, Inc.*(a)	3,363	254,344
Toll Brothers, Inc.*	8,319	233,015
TRI Pointe Group, Inc.*(a)	26,904	361,859
Tupperware Brands Corp.(a)	13,806	865,360
Universal Electronics, Inc.*(a)	2,478	191,648
Whirlpool Corp.	3,717	715,002
William Lyon Homes, Class A*(a)	8,673	150,476
ZAGG, Inc.*	6,372	40,335

		7,235,022

Household Products - 1.1%
Central Garden & Pet Co., Class A*(a)	8,496	193,624
Church & Dwight Co., Inc.	3,009	295,604
Clorox Co. (The)	2,832	371,190
Colgate-Palmolive Co.	19,647	1,462,326
HRG Group, Inc.*	22,833	339,984
Kimberly-Clark Corp.	7,788	1,008,936
Procter & Gamble Co. (The)	57,702	4,938,714
Spectrum Brands Holdings, Inc.(a)	1,947	250,715
WD-40 Co.	1,239	142,460

		9,003,553

Independent Power and Renewable Electricity Producers - 0.3%
AES Corp.	7,080	87,438
Calpine Corp.*	22,833	313,725
Dynegy, Inc.*(a)	31,506	476,686
NRG Energy, Inc.	3,540	48,994
NRG Yield, Inc., Class A	531	9,122
NRG Yield, Inc., Class C	26,904	482,658
Ormat Technologies, Inc.	2,655	121,174
Talen Energy Corp.*	35,223	479,033
TerraForm Power, Inc., Class A*(a)	28,497	335,125
Vivint Solar, Inc.*(a)	4,956	14,967

		2,368,922

Industrial Conglomerates - 1.3%
3M Co.	14,691	2,620,287
Carlisle Cos., Inc.	1,416	146,259
Danaher Corp.	12,390	1,009,042
General Electric Co.	209,037	6,509,412
Roper Technologies, Inc.(a)	2,301	391,998

		10,676,998

Insurance - 4.1%
Aflac, Inc.(a)	13,275	959,517
Alleghany Corp.*	354	192,399
Allied World Assurance Co. Holdings AG(a)	25,134	1,030,243
Allstate Corp. (The)	13,452	919,175
Ambac Financial Group, Inc.*(a)	19,647	357,182
American Equity Investment Life Holding Co.(a)	25,311	403,204
American Financial Group, Inc.	1,239	90,571
American International Group, Inc.	49,029	2,669,139
American National Insurance Co.	2,655	303,599
AMERISAFE, Inc.(a)	1,593	93,238
AmTrust Financial Services, Inc.	7,434	177,450
Aon plc	6,549	701,201
Arch Capital Group Ltd.*	4,425	321,388
Argo Group International Holdings Ltd.	8,850	459,227
Arthur J Gallagher & Co.	6,372	313,439
Aspen Insurance Holdings Ltd.	16,815	772,817

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Insurance - (continued)
Assurant, Inc.	2,301	$191,006
Assured Guaranty Ltd.	7,611	203,899
Axis Capital Holdings Ltd.(a)	3,363	186,916
Brown & Brown, Inc.(a)	3,363	123,288
Chubb Ltd.	17,877	2,239,273
Cincinnati Financial Corp.(a)	4,425	330,547
CNO Financial Group, Inc.(a)	48,852	848,559
Employers Holdings, Inc.	2,478	70,673
Endurance Specialty Holdings Ltd.	4,425	299,263
Enstar Group Ltd.*(a)	3,186	530,756
Erie Indemnity Co., Class A	177	17,291
Everest Re Group Ltd.	885	167,274
FBL Financial Group, Inc., Class A(a)	2,655	165,592
Fidelity & Guaranty Life(a)	4,779	104,469
First American Financial Corp.	7,788	325,616
FNF Group(a)	6,549	246,701
Genworth Financial, Inc., Class A*(a)	129,741	371,059
Greenlight Capital Re Ltd., Class A*(a)	6,372	131,454
Hanover Insurance Group, Inc. (The)	10,797	889,025
Hartford Financial Services Group, Inc. (The)	11,151	444,367
HCI Group, Inc.	885	26,692
Heritage Insurance Holdings, Inc.(a)	5,310	65,791
Horace Mann Educators Corp.	9,735	332,742
Infinity Property & Casualty Corp.(a)	2,124	174,253
Kemper Corp.(a)	7,788	266,895
Lincoln National Corp.	14,868	649,286
Loews Corp.	13,629	563,287
Maiden Holdings Ltd.(a)	11,151	155,779
Markel Corp.*	354	335,857
Marsh & McLennan Cos., Inc.	11,682	768,091
MBIA, Inc.*(a)	177	1,494
Mercury General Corp.(a)	7,257	401,820
MetLife, Inc.	49,206	2,103,064
National General Holdings Corp.	12,744	262,909
National Western Life Group, Inc., Class A	354	66,956
Navigators Group, Inc. (The)	2,655	248,694
Old Republic International Corp.	15,399	298,433
Primerica, Inc.(a)	11,682	601,740
Principal Financial Group, Inc.	9,558	445,690
ProAssurance Corp.	4,425	228,595
Progressive Corp. (The)	16,461	535,147
Prudential Financial, Inc.	20,709	1,559,181
Reinsurance Group of America, Inc.	1,062	105,403
RenaissanceRe Holdings Ltd.(a)	1,593	187,209
RLI Corp.(a)	2,832	193,057
Safety Insurance Group, Inc.	2,124	135,299
Selective Insurance Group, Inc.	10,974	429,742
Stewart Information Services Corp.(a)	2,832	121,238
Torchmark Corp.	3,894	240,922
Travelers Cos., Inc. (The)	11,682	1,357,682
United Fire Group, Inc.	4,248	178,416
Universal Insurance Holdings, Inc.	5,664	123,135
Unum Group	7,611	254,284
Validus Holdings Ltd.	22,656	1,119,886
W.R. Berkley Corp.	2,478	144,195
White Mountains Insurance Group Ltd.	177	145,374
Willis Towers Watson plc	1,770	218,807

	Shares	Value
COMMON STOCKS - (continued)
Insurance - (continued)
XL Group Ltd.	4,602	$159,275

		32,857,137

Internet & Catalog Retail - 1.3%
Amazon.com, Inc.*	8,850	6,715,468
Etsy, Inc.*	2,655	26,709
Expedia, Inc.	2,301	268,412
HSN, Inc.(a)	885	45,277
Liberty Interactive Corp. QVC Group, Class A*	7,965	213,542
Liberty TripAdvisor Holdings, Inc., Class A*	14,160	335,167
Netflix, Inc.*	8,496	775,260
Nutrisystem, Inc.(a)	3,186	94,242
Overstock.com, Inc.*	1,239	20,196
PetMed Express, Inc.(a)	708	14,677
Priceline Group, Inc. (The)*	1,062	1,434,560
Shutterfly, Inc.*	1,416	75,317
TripAdvisor, Inc.*	1,593	111,462
Wayfair, Inc., Class A*(a)	1,947	84,694

		10,214,983

Internet Software & Services - 2.6%
Akamai Technologies, Inc.*(a)	2,832	143,101
Alphabet, Inc., Class A*	4,425	3,501,679
Alphabet, Inc., Class C*	8,673	6,667,716
Apigee Corp.*	354	4,404
Blucora, Inc.*(a)	11,859	121,080
Cimpress NV*	2,478	234,914
comScore, Inc.*	2,301	59,711
Cornerstone OnDemand, Inc.*	1,593	68,802
CoStar Group, Inc.*(a)	1,416	294,386
EarthLink Holdings Corp.(a)	21,948	148,807
eBay, Inc.*	23,010	716,992
Envestnet, Inc.*(a)	1,593	60,805
Facebook, Inc., Class A*	50,445	6,252,153
GrubHub, Inc.*	1,062	40,271
IAC/InterActiveCorp(a)	885	51,295
inContact, Inc.*	3,717	51,666
Intralinks Holdings, Inc.*	4,425	30,798
j2 Global, Inc.(a)	3,186	212,952
LinkedIn Corp., Class A*	1,593	307,019
LogMeIn, Inc.*(a)	1,593	136,855
MercadoLibre, Inc.(a)	354	54,190
NIC, Inc.(a)	1,947	45,404
Pandora Media, Inc.*	1,416	19,258
SPS Commerce, Inc.*	531	33,623
Stamps.com, Inc.*(a)	1,062	80,505
VeriSign, Inc.*(a)	2,478	214,619
Web.com Group, Inc.*	2,301	43,397
WebMD Health Corp.*(a)	3,363	205,177
XO Group, Inc.*	1,947	35,494
Yahoo!, Inc.*	16,461	628,646
Yelp, Inc.*	354	11,388
Zillow Group, Inc., Class A*	5,487	216,243
Zillow Group, Inc., Class C*(a)	2,301	90,314

		20,783,664

IT Services - 3.3%
Accenture plc, Class A	12,921	1,457,618
Acxiom Corp.*(a)	2,124	48,746
Alliance Data Systems Corp.*	2,478	573,954
Automatic Data Processing, Inc.	11,151	991,881
Blackhawk Network Holdings, Inc.*	9,735	338,681
Booz Allen Hamilton Holding Corp.	7,611	235,028

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
IT Services - (continued)
Broadridge Financial Solutions, Inc.	2,478	$167,711
CACI International, Inc., Class A*	4,956	472,455
Cardtronics plc, Class A*(a)	7,611	334,808
Cass Information Systems, Inc.(a)	354	18,397
Cognizant Technology Solutions Corp., Class A*	12,744	732,653
Computer Sciences Corp.	2,124	101,591
Convergys Corp.(a)	26,373	702,840
CoreLogic, Inc.*	6,372	256,664
CSG Systems International, Inc.	5,664	228,033
DST Systems, Inc.	1,947	240,124
EPAM Systems, Inc.*(a)	1,770	124,325
Euronet Worldwide, Inc.*	3,186	242,964
ExlService Holdings, Inc.*(a)	1,062	52,580
Fidelity National Information Services, Inc.	6,018	478,612
First Data Corp., Class A*	56,109	695,752
Fiserv, Inc.*	6,018	664,146
FleetCor Technologies, Inc.*	1,593	241,626
Forrester Research, Inc.	354	14,489
Gartner, Inc.*(a)	1,770	177,443
Genpact Ltd.*	5,841	156,364
Global Payments, Inc.(a)	3,894	290,726
International Business Machines Corp.	33,984	5,458,510
Jack Henry & Associates, Inc.	1,593	142,175
Leidos Holdings, Inc.	4,425	221,294
Lionbridge Technologies, Inc.*	7,611	34,326
ManTech International Corp., Class A(a)	3,894	153,852
MasterCard, Inc., Class A	20,709	1,972,325
MAXIMUS, Inc.(a)	4,071	239,863
Net 1 UEPS Technologies, Inc.*	8,850	91,509
NeuStar, Inc., Class A*(a)	11,328	285,352
Paychex, Inc.	7,788	461,673
PayPal Holdings, Inc.*	22,656	843,709
Perficient, Inc.*	5,487	121,921
Science Applications International Corp.	3,894	236,599
ServiceSource International, Inc.*	10,974	49,602
Sykes Enterprises, Inc.*(a)	8,850	271,607
Syntel, Inc.*	1,947	88,219
TeleTech Holdings, Inc.(a)	3,717	106,083
Teradata Corp.*	33,099	939,350
Total System Services, Inc.	4,425	225,321
Travelport Worldwide Ltd.	15,753	212,508
Vantiv, Inc., Class A*	2,655	145,414
Virtusa Corp.*	1,239	33,701
Visa, Inc., Class A	42,480	3,315,564
Western Union Co. (The)(a)	15,222	304,440
WEX, Inc.*(a)	1,416	132,651
Xerox Corp.	24,603	253,411

		26,381,190

Leisure Products - 0.2%
Brunswick Corp.	4,602	228,351
Callaway Golf Co.	4,956	53,029
Hasbro, Inc.(a)	2,655	215,666
Mattel, Inc.(a)	7,434	248,147
Nautilus, Inc.*	354	6,669
Polaris Industries, Inc.(a)	1,770	174,788
Smith & Wesson Holding Corp.*	7,611	224,144

	Shares	Value
COMMON STOCKS - (continued)
Leisure Products - (continued)
Sturm Ruger & Co., Inc.	3,009	$204,612

		1,355,406

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	5,133	246,949
Bio-Rad Laboratories, Inc., Class A*	177	25,681
Bio-Techne Corp.(a)	2,301	258,678
Bruker Corp.	4,425	110,271
Cambrex Corp.*	3,540	185,531
Charles River Laboratories International, Inc.*	3,009	264,581
Illumina, Inc.*	1,947	323,884
Mettler-Toledo International, Inc.*	708	291,137
NeoGenomics, Inc.*(a)	3,717	32,412
PAREXEL International Corp.*(a)	3,363	224,817
PerkinElmer, Inc.	1,770	100,748
Quintiles Transnational Holdings, Inc.*	1,062	82,454
Thermo Fisher Scientific, Inc.	8,142	1,293,275
VWR Corp.*	2,478	77,611
Waters Corp.*	1,416	225,045

		3,743,074

Machinery - 2.2%
Actuant Corp., Class A(a)	885	21,019
AGCO Corp.	2,655	127,865
Alamo Group, Inc.(a)	708	47,528
Albany International Corp., Class A	3,186	134,863
Altra Industrial Motion Corp.	1,062	30,161
American Railcar Industries, Inc.(a)	1,593	66,922
Astec Industries, Inc.	1,416	85,356
Barnes Group, Inc.	8,142	308,826
Briggs & Stratton Corp.(a)	2,655	60,348
Caterpillar, Inc.(a)	21,948	1,816,416
Chart Industries, Inc.*	8,850	265,677
CIRCOR International, Inc.(a)	1,947	110,862
CLARCOR, Inc.	708	44,080
Colfax Corp.*	12,036	353,377
Columbus McKinnon Corp.	708	11,746
Crane Co.	10,620	661,626
Cummins, Inc.	4,425	543,257
Deere & Co.	9,204	715,243
Douglas Dynamics, Inc.(a)	1,770	47,436
Dover Corp.	4,602	328,721
Energy Recovery, Inc.*	4,071	43,560
EnPro Industries, Inc.	885	40,489
ESCO Technologies, Inc.	531	22,488
Federal Signal Corp.	4,071	53,534
Flowserve Corp.(a)	531	25,408
Franklin Electric Co., Inc.	1,239	47,974
Global Brass & Copper Holdings, Inc.	4,956	140,354
Gorman-Rupp Co. (The)	885	23,975
Graco, Inc.(a)	708	52,399
Greenbrier Cos., Inc. (The)	6,903	226,625
Hillenbrand, Inc.	11,151	360,735
IDEX Corp.	1,239	111,250
Illinois Tool Works, Inc.	9,027	1,041,716
Ingersoll-Rand plc	4,956	328,385
ITT, Inc.	5,487	173,993
John Bean Technologies Corp.(a)	3,894	260,586
Joy Global, Inc.	10,797	298,321
Kadant, Inc.	2,655	145,866
Lincoln Electric Holdings, Inc.(a)	1,239	76,892
Lindsay Corp.(a)	177	12,418

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Machinery - (continued)
Lydall, Inc.*	3,363	$150,259
Manitowoc Co., Inc. (The)	6,372	35,492
Meritor, Inc.*(a)	17,523	146,843
Middleby Corp. (The)*(a)	2,655	319,609
Mueller Industries, Inc.(a)	4,602	156,652
Mueller Water Products, Inc., Class A	10,797	128,052
Navistar International Corp.*	20,532	263,220
NN, Inc.(a)	7,257	122,426
Nordson Corp.	708	62,509
Oshkosh Corp.	5,487	302,279
PACCAR, Inc.	13,275	782,827
Parker-Hannifin Corp.	4,248	485,079
Pentair plc(a)	3,363	214,627
Proto Labs, Inc.*	354	19,484
RBC Bearings, Inc.*(a)	1,416	107,658
Rexnord Corp.*	32,037	682,068
Snap-on, Inc.	1,239	194,734
SPX Corp.*	22,479	340,332
SPX FLOW, Inc.*	12,390	337,999
Standex International Corp.(a)	1,593	141,458
Stanley Black & Decker, Inc.	4,071	495,441
Sun Hydraulics Corp.	708	21,382
Tennant Co.(a)	885	56,711
Terex Corp.	9,735	235,003
Timken Co. (The)	13,452	449,969
Titan International, Inc.	5,664	37,439
Toro Co. (The)(a)	3,186	292,953
TriMas Corp.*(a)	177	3,163
Trinity Industries, Inc.(a)	44,781	1,039,367
Wabash National Corp.*(a)	14,337	207,600
WABCO Holdings, Inc.*	1,239	124,234
Wabtec Corp.	1,416	96,996
Watts Water Technologies, Inc., Class A(a)	1,770	109,474
Woodward, Inc.(a)	4,425	259,039
Xylem, Inc.	2,655	126,936

		17,817,611

Marine - 0.0%(c)
Kirby Corp.*(a)	354	19,290
Matson, Inc.	3,363	125,675

		144,965

Media - 2.3%
AMC Entertainment Holdings, Inc., Class A	354	10,415
AMC Networks, Inc., Class A*	531	29,396
Carmike Cinemas, Inc.*	3,009	92,737
CBS Corp. (Non-Voting), Class B	10,443	545,333
Charter Communications, Inc., Class A*	7,611	1,787,596
Cinemark Holdings, Inc.	4,071	153,070
Comcast Corp., Class A	55,401	3,725,717
Discovery Communications, Inc., Class A*(a)	354	8,882
Discovery Communications, Inc., Class C*	14,514	356,174
DISH Network Corp., Class A*	5,133	274,205
DreamWorks Animation SKG, Inc., Class A*	4,071	166,789
Entravision Communications Corp., Class A	11,859	86,096
EW Scripps Co. (The), Class A*(a)	7,611	129,083
Gannett Co., Inc.	19,647	250,696

	Shares	Value
COMMON STOCKS - (continued)
Media - (continued)
Gray Television, Inc.*	25,134	$248,827
Interpublic Group of Cos., Inc. (The)	7,788	179,591
John Wiley & Sons, Inc., Class A	4,602	265,535
Liberty Braves Group, Class C*	354	5,657
Liberty Media Group, Class C*(a)	354	7,937
Liberty SiriusXM Group, Class A*	1,947	69,605
Liberty SiriusXM Group, Class C*	4,425	155,981
Lions Gate Entertainment Corp.(a)	3,717	74,303
Live Nation Entertainment, Inc.*	8,496	232,960
Media General, Inc.*(a)	15,399	270,868
Meredith Corp.(a)	6,726	366,432
MSG Networks, Inc., Class A*(a)	4,425	71,021
National CineMedia, Inc.(a)	354	5,515
New York Times Co. (The), Class A(a)	10,443	135,550
Nexstar Broadcasting Group, Inc., Class A(a)	1,947	98,421
Omnicom Group, Inc.(a)	3,717	305,872
Regal Entertainment Group, Class A(a)	8,496	199,826
Scholastic Corp.(a)	3,363	138,219
Scripps Networks Interactive, Inc., Class A(a)	4,602	304,008
Sinclair Broadcast Group, Inc., Class A(a)	13,806	384,083
Sirius XM Holdings, Inc.*	46,374	203,582
Starz, Class A*	6,018	181,924
TEGNA, Inc.(a)	5,133	112,413
Time Warner, Inc.	16,815	1,288,870
Time, Inc.(a)	26,550	433,561
Tribune Media Co., Class A(a)	3,894	144,273
tronc, Inc.(a)	6,372	95,516
Twenty-First Century Fox, Inc., Class A	39,471	1,051,507
Viacom, Inc., Class A(a)	14,868	738,048
Walt Disney Co. (The)	32,745	3,141,883
World Wrestling Entertainment, Inc., Class A(a)	3,009	59,428

		18,587,405

Metals & Mining - 0.9%
AK Steel Holding Corp.*	64,251	421,487
Alcoa, Inc.	14,868	157,898
Allegheny Technologies, Inc.(a)	17,700	315,237
Carpenter Technology Corp.(a)	6,195	243,154
Century Aluminum Co.*	15,576	118,222
Cliffs Natural Resources, Inc.*(a)	47,259	373,819
Coeur Mining, Inc.*(a)	26,196	401,323
Commercial Metals Co.(a)	20,709	342,527
Compass Minerals International, Inc.(a)	354	24,635
Freeport-McMoRan, Inc.	24,426	316,561
Hecla Mining Co.(a)	52,746	342,321
Kaiser Aluminum Corp.	2,301	190,638
Materion Corp.	1,062	28,047
McEwen Mining, Inc.*(a)	14,160	62,870
Newmont Mining Corp.	17,877	786,588
Nucor Corp.	3,717	199,380
Reliance Steel & Aluminum Co.	354	27,768
Schnitzer Steel Industries, Inc., Class A	8,673	169,037
Steel Dynamics, Inc.	2,478	66,460
Stillwater Mining Co.*	20,001	306,015

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Metals & Mining - (continued)
SunCoke Energy, Inc.	39,648	$302,514
TimkenSteel Corp.(a)	22,479	225,240
United States Steel Corp.(a)	47,082	1,294,284
Worthington Industries, Inc.	12,921	572,529

		7,288,554

Multiline Retail - 0.7%
Big Lots, Inc.(a)	10,089	536,533
Dillard’s, Inc., Class A	2,478	167,711
Dollar General Corp.	6,903	653,990
Dollar Tree, Inc.*	4,956	477,213
Fred’s, Inc., Class A	1,593	25,313
J.C. Penney Co., Inc.*(a)	30,090	290,669
Kohl’s Corp.(a)	10,089	419,602
Macy’s, Inc.	18,054	646,875
Nordstrom, Inc.(a)	5,841	258,347
Sears Holdings Corp.*(a)	14,691	226,388
Target Corp.	20,178	1,520,009
Tuesday Morning Corp.*(a)	2,655	20,948

		5,243,598

Multi-Utilities - 0.9%
Ameren Corp.	7,965	417,685
Avista Corp.	5,841	254,083
Black Hills Corp.(a)	4,071	256,677
CenterPoint Energy, Inc.	7,434	177,821
CMS Energy Corp.(a)	5,487	247,903
Consolidated Edison, Inc.	10,620	850,450
Dominion Resources, Inc.(a)	11,151	870,001
DTE Energy Co.	6,195	604,136
NiSource, Inc.	5,487	140,796
NorthWestern Corp.	10,443	634,308
Public Service Enterprise Group, Inc.	21,240	977,252
SCANA Corp.	3,540	265,288
Sempra Energy	5,133	574,280
Unitil Corp.(a)	2,124	92,904
Vectren Corp.	6,018	311,311
WEC Energy Group, Inc.(a)	10,090	654,942

		7,329,837

Oil, Gas & Consumable Fuels - 4.2%
Alon USA Energy, Inc.(a)	13,806	97,608
Anadarko Petroleum Corp.	10,620	579,109
Apache Corp.	12,390	650,475
Bill Barrett Corp.*(a)	15,930	95,102
Cabot Oil & Gas Corp.	5,841	144,097
Callon Petroleum Co.*(a)	18,762	213,699
Carrizo Oil & Gas, Inc.*(a)	3,894	127,723
Cheniere Energy, Inc.*	6,549	273,945
Chesapeake Energy Corp.*	33,630	182,275
Chevron Corp.	39,117	4,008,710
Cimarex Energy Co.	1,062	127,461
Clean Energy Fuels Corp.*	26,727	79,914
Cobalt International Energy, Inc.*(a)	122,484	182,501
Concho Resources, Inc.*(a)	1,593	197,851
ConocoPhillips Co.	21,948	895,917
CONSOL Energy, Inc.	18,231	353,317
Continental Resources, Inc.*	4,071	179,328
CVR Energy, Inc.	531	7,859
Denbury Resources, Inc.	138,768	402,427
Devon Energy Corp.	13,452	514,943
Diamondback Energy, Inc.*	2,655	233,082
Eclipse Resources Corp.*	177	558
Energen Corp.	708	33,545
EOG Resources, Inc.	14,514	1,185,794

	Shares	Value
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
EP Energy Corp., Class A*(a)	25,134	$104,809
EQT Corp.	1,593	116,066
EXCO Resources, Inc.*(a)	47,082	64,973
Exxon Mobil Corp.	88,323	7,856,331
Green Plains, Inc.	3,186	72,258
Gulfport Energy Corp.*	7,965	231,702
Hess Corp.	4,071	218,409
HollyFrontier Corp.(a)	6,195	157,477
Kinder Morgan, Inc.	46,728	949,980
Kosmos Energy Ltd.*(a)	3,540	19,647
Marathon Oil Corp.	22,302	304,199
Marathon Petroleum Corp.	20,886	822,700
Matador Resources Co.*	4,248	89,590
Murphy Oil Corp.(a)	5,487	150,508
Newfield Exploration Co.*	4,779	206,931
Noble Energy, Inc.	5,310	189,673
Northern Oil and Gas, Inc.*(a)	5,664	22,429
Oasis Petroleum, Inc.*(a)	23,364	177,566
Occidental Petroleum Corp.	18,231	1,362,403
ONEOK, Inc.	2,124	95,134
Parsley Energy, Inc., Class A*	1,062	30,278
PBF Energy, Inc., Class A(a)	25,488	569,402
PDC Energy, Inc.*(a)	1,593	87,249
Phillips 66	15,930	1,211,636
Pioneer Natural Resources Co.	4,425	719,372
QEP Resources, Inc.	13,452	244,826
Range Resources Corp.(a)	2,478	99,888
Renewable Energy Group, Inc.*(a)	1,062	10,354
REX American Resources Corp.*	1,062	69,880
Rice Energy, Inc.*	30,975	722,337
RSP Permian, Inc.*	1,593	57,268
Sanchez Energy Corp.*	16,461	104,363
SemGroup Corp., Class A	531	15,378
SM Energy Co.	885	24,010
Southwestern Energy Co.*	24,603	358,712
Spectra Energy Corp.	9,381	337,435
Synergy Resources Corp.*	49,206	320,331
Targa Resources Corp.	6,549	244,016
Tesoro Corp.	3,186	242,614
Valero Energy Corp.	17,169	897,595
Western Refining, Inc.(a)	20,532	428,092
Whiting Petroleum Corp.*	65,844	485,270
Williams Cos., Inc. (The)	15,753	377,599
World Fuel Services Corp.(a)	15,576	741,418
WPX Energy, Inc.*	81,774	816,922

		33,196,270

Paper & Forest Products - 0.3%
Boise Cascade Co.*	8,319	226,027
Clearwater Paper Corp.*(a)	2,124	133,621
Domtar Corp.(a)	12,390	487,794
KapStone Paper and Packaging Corp.	23,010	328,583
Louisiana-Pacific Corp.*	12,390	250,278
Mercer International, Inc.	14,691	115,912
Neenah Paper, Inc.	2,832	213,618
PH Glatfelter Co.	7,434	153,586
Resolute Forest Products, Inc.*	34,515	190,523
Schweitzer-Mauduit International, Inc.	2,478	93,693

		2,193,635

Personal Products - 0.2%
Coty, Inc., Class A(a)	2,832	76,096
Edgewell Personal Care Co.*	2,832	239,615

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Personal Products - (continued)
Elizabeth Arden, Inc.*	708	$9,841
Estee Lauder Cos., Inc. (The), Class A	4,602	427,526
Herbalife Ltd.*	1,947	132,415
Inter Parfums, Inc.	1,947	63,355
Medifast, Inc.	1,062	37,404
Nu Skin Enterprises, Inc., Class A(a)	11,859	633,271
Revlon, Inc., Class A*	2,124	75,381
USANA Health Sciences, Inc.*(a)	708	97,223

		1,792,127

Pharmaceuticals - 3.7%
AbbVie, Inc.	36,462	2,414,878
Akorn, Inc.*(a)	23,187	793,691
Allergan plc*	7,788	1,969,975
Bristol-Myers Squibb Co.	37,347	2,793,929
Depomed, Inc.*(a)	4,602	87,300
Eli Lilly & Co.	20,886	1,731,241
Endo International plc*(a)	9,204	159,781
Horizon Pharma plc*	37,524	723,838
Impax Laboratories, Inc.*(a)	4,248	133,472
Jazz Pharmaceuticals plc*	1,062	160,330
Johnson & Johnson	62,127	7,780,164
Lannett Co., Inc.*(a)	6,018	187,882
Mallinckrodt plc*	3,186	214,545
Medicines Co. (The)*(a)	2,832	110,760
Merck & Co., Inc.	56,640	3,322,502
Mylan NV*	13,629	637,701
Nektar Therapeutics*	5,310	91,810
Pacira Pharmaceuticals, Inc.*(a)	1,062	38,498
Perrigo Co. plc	4,956	452,929
Pfizer, Inc.	129,741	4,786,145
Prestige Brands Holdings, Inc.*	3,540	189,390
SciClone Pharmaceuticals, Inc.*	4,071	42,990
Supernus Pharmaceuticals, Inc.*(a)	354	7,866
TherapeuticsMD, Inc.*(a)	2,124	16,503
Zoetis, Inc.	9,912	500,259

		29,348,379

Professional Services - 0.5%
Acacia Research Corp.	13,275	71,818
CBIZ, Inc.*	8,319	89,928
CEB, Inc.	1,770	106,271
Dun & Bradstreet Corp. (The)(a)	708	91,509
Equifax, Inc.	2,478	328,236
Exponent, Inc.	2,124	107,921
FTI Consulting, Inc.*(a)	10,974	470,126
GP Strategies Corp.*	885	18,550
Heidrick & Struggles International, Inc.	1,239	24,111
Huron Consulting Group, Inc.*	2,478	152,323
ICF International, Inc.*	3,540	146,485
Insperity, Inc.(a)	1,770	138,927
Kelly Services, Inc., Class A	2,301	47,102
Kforce, Inc.	2,655	47,418
Korn/Ferry International(a)	9,204	211,784
ManpowerGroup, Inc.	1,062	73,703
Mistras Group, Inc.*	177	4,436
Navigant Consulting, Inc.*	15,045	296,537
Nielsen Holdings plc	5,133	276,463
On Assignment, Inc.*(a)	7,965	294,307
Resources Connection, Inc.	2,478	36,922
Robert Half International, Inc.	1,947	71,143
RPX Corp.*	7,788	78,425

	Shares		Value
COMMON STOCKS - (continued)
Professional Services - (continued)
TriNet Group, Inc.*	1,770		$38,391
TrueBlue, Inc.*	1,770		39,524
Verisk Analytics, Inc.*	3,540		301,891
WageWorks, Inc.*(a)	1,416		87,523

			3,651,774

Real Estate Investment Trusts (REITs) - 4.7%
Acadia Realty Trust(a)	5,664		213,306
AG Mortgage Investment Trust, Inc.	12,390		185,602
Agree Realty Corp.(a)	885		44,887
Alexander’s, Inc.	177		75,981
Alexandria Real Estate Equities, Inc.(a)	2,478		278,279
American Assets Trust, Inc.	2,478		113,691
American Campus Communities, Inc.	2,832		153,126
American Capital Agency Corp.	2,124		41,609
American Capital Mortgage Investment Corp.	1,593		26,061
American Homes 4 Rent, Class A	177		3,841
American Tower Corp.	10,266		1,188,495
Annaly Capital Management, Inc.	27,612		303,180
Anworth Mortgage Asset Corp.(a)	6,903		33,963
Apartment Investment & Management Co., Class A	3,894		179,007
Apollo Commercial Real Estate Finance, Inc.(a)	3,540		57,525
Apollo Residential Mortgage, Inc.	9,381		127,300
ARMOUR Residential REIT, Inc.	—	#	—	(g)
Ashford Hospitality Trust, Inc.	18,231		108,657
AvalonBay Communities, Inc.	3,363		624,341
Blackstone Mortgage Trust, Inc., Class A(a)	19,647		569,959
Boston Properties, Inc.	3,540		503,140
Brandywine Realty Trust	11,505		194,089
Brixmor Property Group, Inc.	885		25,134
Camden Property Trust(a)	2,124		190,289
Capstead Mortgage Corp.	12,921		128,564
CBL & Associates Properties, Inc.	49,737		611,268
Cedar Realty Trust, Inc.(a)	5,310		42,692
Chatham Lodging Trust(a)	885		21,222
Chesapeake Lodging Trust	1,239		31,310
Chimera Investment Corp.	40,710		683,114
Colony Capital, Inc., Class A(a)	35,931		638,853
Colony Starwood Homes(a)	7,965		260,933
CorEnergy Infrastructure Trust, Inc.(a)	708		20,829
CoreSite Realty Corp.	2,301		189,902
Corporate Office Properties Trust	8,850		265,146
Corrections Corp. of America(a)	7,434		238,260
Cousins Properties, Inc.(a)	22,479		239,177
Crown Castle International Corp.	7,257		704,147
CubeSmart	8,850		262,933
CyrusOne, Inc.(a)	2,478		135,844
CYS Investments, Inc.(a)	17,346		155,247
DCT Industrial Trust, Inc.	5,664		284,446
DDR Corp.	7,788		153,735
DiamondRock Hospitality Co.(a)	37,524		368,486
Digital Realty Trust, Inc.(a)	2,655		277,341
Douglas Emmett, Inc.(a)	1,947		74,064
Duke Realty Corp.	9,558		275,175
DuPont Fabros Technology, Inc.(a)	5,310		253,977
EastGroup Properties, Inc.(a)	885		65,154
Education Realty Trust, Inc.	3,717		178,936

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Empire State Realty Trust, Inc., Class A	6,018	$126,318
EPR Properties(a)	4,425	371,788
Equinix, Inc.	1,416	527,984
Equity Commonwealth*	8,673	260,363
Equity LifeStyle Properties, Inc.	1,416	116,452
Equity One, Inc.	5,133	170,775
Equity Residential(a)	11,151	758,156
Essex Property Trust, Inc.(a)	1,062	248,381
Extra Space Storage, Inc.(a)	3,363	289,285
Federal Realty Investment Trust(a)	1,947	330,406
FelCor Lodging Trust, Inc.	6,903	43,834
First Industrial Realty Trust, Inc.	8,142	239,945
Forest City Realty Trust, Inc., Class A	6,195	146,512
Gaming and Leisure Properties, Inc.	3,540	126,838
General Growth Properties, Inc.	13,275	424,136
GEO Group, Inc. (The)	4,602	159,275
Getty Realty Corp.	708	16,086
Global Net Lease, Inc.	21,948	191,606
Government Properties Income Trust	11,859	282,956
Gramercy Property Trust(a)	6,726	67,193
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	1,416	31,846
HCP, Inc.(a)	3,717	145,818
Healthcare Realty Trust, Inc.(a)	4,956	179,209
Healthcare Trust of America, Inc., Class A(a)	4,425	150,671
Highwoods Properties, Inc.(a)	4,779	266,286
Hospitality Properties Trust	531	16,944
Host Hotels & Resorts, Inc.(a)	1,770	31,400
Hudson Pacific Properties, Inc.(a)	4,602	155,594
InfraREIT, Inc.(a)	4,779	84,397
Invesco Mortgage Capital, Inc.	17,169	247,234
iStar, Inc.*	22,302	231,049
Kilroy Realty Corp.(a)	1,239	90,707
Kimco Realty Corp.	10,443	335,220
Kite Realty Group Trust	885	26,913
Ladder Capital Corp.(a)	17,700	231,162
Lamar Advertising Co., Class A	1,416	96,090
LaSalle Hotel Properties(a)	27,258	750,958
Lexington Realty Trust(a)	1,593	17,316
Liberty Property Trust	354	14,649
LTC Properties, Inc.(a)	2,655	142,122
Macerich Co. (The)(a)	3,186	284,319
Medical Properties Trust, Inc.(a)	68,499	1,075,434
MFA Financial, Inc.	78,411	589,651
Mid-America Apartment Communities, Inc.	1,770	187,655
National Health Investors, Inc.	2,301	180,790
National Retail Properties, Inc.(a)	3,009	159,958
New Residential Investment Corp.	53,277	728,297
New Senior Investment Group, Inc.(a)	19,647	235,568
New York Mortgage Trust, Inc.(a)	38,409	251,195
NorthStar Realty Europe Corp.	1,416	13,098
NorthStar Realty Finance Corp.	60,003	804,040
Omega Healthcare Investors, Inc.(a)	4,425	152,662
Orchid Island Capital, Inc.(a)	3,894	43,457
Parkway Properties, Inc.	1,947	33,819
Pebblebrook Hotel Trust(a)	1,947	57,729
Pennsylvania REIT(a)	9,027	229,647
PennyMac Mortgage Investment Trust	14,691	238,435

	Shares	Value
COMMON STOCKS - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Piedmont Office Realty Trust, Inc., Class A	5,133	$112,618
Post Properties, Inc.	4,071	258,875
Prologis, Inc.	12,567	684,776
PS Business Parks, Inc.	708	78,510
Public Storage	3,717	888,066
QTS Realty Trust, Inc., Class A(a)	885	50,666
Ramco-Gershenson Properties Trust	2,301	45,652
Realty Income Corp.(a)	4,779	341,565
Redwood Trust, Inc.	14,160	202,063
Regency Centers Corp.	2,832	240,522
Resource Capital Corp.	6,195	84,314
Retail Opportunity Investments Corp.(a)	4,602	105,064
Retail Properties of America, Inc., Class A	1,770	31,205
RLJ Lodging Trust(a)	28,143	668,115
Ryman Hospitality Properties, Inc.(a)	4,425	248,862
Sabra Health Care REIT, Inc.(a)	10,620	253,924
Saul Centers, Inc.	531	35,667
Select Income REIT(a)	9,381	260,417
Senior Housing Properties Trust	9,558	212,283
Simon Property Group, Inc.	7,080	1,607,443
SL Green Realty Corp.(a)	1,239	145,979
Sovran Self Storage, Inc.	2,478	253,673
Spirit Realty Capital, Inc.	20,355	278,253
STAG Industrial, Inc.(a)	3,009	76,368
Starwood Property Trust, Inc.	1,770	38,586
Summit Hotel Properties, Inc.	10,620	150,592
Sun Communities, Inc.	3,363	266,181
Sunstone Hotel Investors, Inc.	6,195	82,394
Tanger Factory Outlet Centers, Inc.(a)	1,770	73,880
Terreno Realty Corp.	177	4,929
Two Harbors Investment Corp.	86,907	760,436
UDR, Inc.(a)	6,549	243,819
Universal Health Realty Income Trust	2,124	126,739
Urstadt Biddle Properties, Inc., Class A(a)	177	4,372
Ventas, Inc.(a)	10,266	781,859
VEREIT, Inc.	13,275	146,822
Vornado Realty Trust(a)	3,186	342,176
Washington REIT	3,186	109,248
Weingarten Realty Investors	1,239	53,512
Welltower, Inc.	8,319	659,946
Weyerhaeuser Co.	11,682	382,235
WP Glimcher, Inc.	8,496	107,729
Xenia Hotels & Resorts, Inc.	17,700	317,892

		37,030,072

Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA*	1,416	32,936
CBRE Group, Inc., Class A*	4,602	130,927
Howard Hughes Corp. (The)*(a)	708	84,578
Jones Lang LaSalle, Inc.(a)	708	77,505
Kennedy-Wilson Holdings, Inc.	2,301	48,436
Realogy Holdings Corp.*	6,372	197,468
St Joe Co. (The)*	5,841	107,649

		679,499

Road & Rail - 0.9%
AMERCO	531	210,016
ArcBest Corp.(a)	8,142	152,337
Avis Budget Group, Inc.*(a)	27,612	1,014,189
Celadon Group, Inc.(a)	17,346	143,278

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Road & Rail - (continued)
CSX Corp.	33,099	$937,695
Genesee & Wyoming, Inc., Class A*(a)	354	22,922
Heartland Express, Inc.	2,478	45,893
J.B. Hunt Transport Services, Inc.	1,239	102,998
Kansas City Southern	531	51,034
Knight Transportation, Inc.(a)	4,956	147,837
Landstar System, Inc.(a)	2,301	162,197
Marten Transport Ltd.(a)	3,717	80,473
Norfolk Southern Corp.	9,381	842,226
Old Dominion Freight Line, Inc.*(a)	2,832	197,277
Roadrunner Transportation Systems, Inc.*	13,629	103,172
Ryder System, Inc.	5,487	361,593
Saia, Inc.*	7,080	204,541
Swift Transportation Co.*(a)	32,922	633,749
Union Pacific Corp.	17,700	1,646,985
Werner Enterprises, Inc.(a)	885	22,231

		7,082,643

Semiconductors & Semiconductor Equipment - 3.0%
Advanced Energy Industries, Inc.*(a)	5,310	216,223
Advanced Micro Devices, Inc.*	166,380	1,141,367
Amkor Technology, Inc.*	22,656	142,506
Analog Devices, Inc.	5,487	350,235
Applied Materials, Inc.	28,674	753,839
Applied Micro Circuits Corp.*	5,133	33,775
Broadcom Ltd.	7,788	1,261,500
Brooks Automation, Inc.	3,717	46,574
Cabot Microelectronics Corp.	1,593	83,824
Cavium, Inc.*	3,717	173,472
CEVA, Inc.*	177	5,321
Cirrus Logic, Inc.*	15,222	739,637
Cypress Semiconductor Corp.(a)	19,647	228,691
Diodes, Inc.*	708	13,105
Entegris, Inc.*(a)	12,567	214,770
Exar Corp.*(a)	354	2,967
Fairchild Semiconductor International, Inc.*	9,381	185,181
First Solar, Inc.*(a)	2,124	99,148
FormFactor, Inc.*	6,549	61,233
Inphi Corp.*(a)	1,770	62,269
Integrated Device Technology, Inc.*	9,558	210,180
Intel Corp.	182,310	6,355,327
Intersil Corp., Class A(a)	8,850	135,228
IXYS Corp.	708	7,746
KLA-Tencor Corp.	1,593	120,606
Kulicke & Soffa Industries, Inc.*	3,540	44,462
Lam Research Corp.(a)	5,133	460,789
Lattice Semiconductor Corp.*(a)	5,841	35,104
Linear Technology Corp.	3,009	180,510
Marvell Technology Group Ltd.	12,390	145,583
Maxim Integrated Products, Inc.	6,549	267,068
MaxLinear, Inc., Class A*(a)	7,611	165,996
Microchip Technology, Inc.	3,009	167,421
Micron Technology, Inc.*	12,213	167,807
Microsemi Corp.*(a)	26,550	1,035,450
MKS Instruments, Inc.(a)	3,894	177,878
Monolithic Power Systems, Inc.(a)	3,186	231,686
Nanometrics, Inc.*	177	3,547
NVIDIA Corp.(a)	9,558	545,762
ON Semiconductor Corp.*	9,204	92,316
PDF Solutions, Inc.*	708	11,682

	Shares	Value
COMMON STOCKS - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Photronics, Inc.*	7,257	$70,103
Power Integrations, Inc.(a)	1,239	70,710
Qorvo, Inc.*(a)	7,611	481,244
QUALCOMM, Inc.	57,348	3,588,838
Rambus, Inc.*(a)	10,266	138,796
Rudolph Technologies, Inc.*(a)	1,239	21,831
Silicon Laboratories, Inc.*(a)	1,947	103,736
Skyworks Solutions, Inc.	3,894	257,082
SunPower Corp.*(a)	18,585	270,969
Synaptics, Inc.*	11,151	579,294
Teradyne, Inc.	5,487	108,368
Tessera Technologies, Inc.	4,602	147,908
Texas Instruments, Inc.	23,541	1,641,985
Veeco Instruments, Inc.*(a)	7,434	124,668
Xcerra Corp.*	885	5,399
Xilinx, Inc.	4,425	226,029

		24,214,745

Software - 3.1%
ACI Worldwide, Inc.*	8,850	175,319
Activision Blizzard, Inc.	9,735	390,958
Adobe Systems, Inc.*	9,558	935,346
ANSYS, Inc.*	2,301	205,617
Aspen Technology, Inc.*(a)	5,310	222,436
Autodesk, Inc.*(a)	3,894	231,498
Blackbaud, Inc.(a)	3,186	212,984
Bottomline Technologies de, Inc.*	354	7,473
BroadSoft, Inc.*(a)	885	39,675
CA, Inc.	5,664	196,258
Cadence Design Systems, Inc.*	4,425	106,421
Callidus Software, Inc.*(a)	3,009	61,775
CDK Global, Inc.	1,770	102,288
Citrix Systems, Inc.*	1,947	173,536
Digimarc Corp.*(a)	531	19,334
Ebix, Inc.	3,717	198,190
Electronic Arts, Inc.*	6,195	472,802
Ellie Mae, Inc.*	2,301	211,945
EnerNOC, Inc.*	177	1,324
Epiq Systems, Inc.	2,655	43,383
Fair Isaac Corp.	2,301	291,399
Fleetmatics Group plc*	1,947	83,643
Fortinet, Inc.*(a)	7,788	270,166
Glu Mobile, Inc.*(a)	20,886	48,873
Guidewire Software, Inc.*(a)	1,947	119,682
Imperva, Inc.*(a)	1,593	75,062
Interactive Intelligence Group, Inc.*(a)	531	28,647
Intuit, Inc.	6,195	687,583
Manhattan Associates, Inc.*	3,717	215,772
Mentor Graphics Corp.	19,293	412,098
Microsoft Corp.	176,646	10,012,295
MicroStrategy, Inc., Class A*(a)	885	154,778
Model N, Inc.*	177	2,285
Monotype Imaging Holdings, Inc.	1,593	31,525
NetSuite, Inc.*	531	57,799
Nuance Communications, Inc.*	8,142	130,842
Oracle Corp.	67,614	2,774,879
Pegasystems, Inc.	2,301	64,198
Progress Software Corp.*	2,655	77,154
Proofpoint, Inc.*(a)	2,301	174,577
PTC, Inc.*	6,372	253,160
Qlik Technologies, Inc.*	3,717	112,253
Qualys, Inc.*(a)	1,062	33,336

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Software - (continued)
RealPage, Inc.*	177	$4,452
Red Hat, Inc.*	3,363	253,200
Rovi Corp.*(a)	9,735	183,115
salesforce.com, Inc.*	13,275	1,085,895
ServiceNow, Inc.*	2,301	172,391
Silver Spring Networks, Inc.*	5,133	64,522
Splunk, Inc.*	1,593	99,626
SS&C Technologies Holdings, Inc.(a)	6,726	216,712
Symantec Corp.	12,213	249,512
Synchronoss Technologies, Inc.*(a)	9,204	343,677
Synopsys, Inc.*	3,186	172,554
Take-Two Interactive Software, Inc.*(a)	6,549	263,139
TiVo, Inc.*	708	7,462
Tyler Technologies, Inc.*(a)	1,593	259,691
Ultimate Software Group, Inc. (The)*(a)	1,416	296,086
VASCO Data Security International, Inc.*(a)	2,478	41,407
Verint Systems, Inc.*(a)	12,036	424,510
Workday, Inc., Class A*(a)	354	29,502

		24,288,021

Specialty Retail - 3.1%
Aaron’s, Inc.(a)	12,921	309,458
Advance Auto Parts, Inc.	1,593	270,587
American Eagle Outfitters, Inc.	46,374	831,022
Asbury Automotive Group, Inc.*(a)	7,434	451,987
Ascena Retail Group, Inc.*(a)	64,428	523,800
AutoNation, Inc.*(a)	4,071	217,188
AutoZone, Inc.*(a)	708	576,291
Barnes & Noble, Inc.(a)	3,717	48,618
Bed Bath & Beyond, Inc.	885	39,781
Best Buy Co., Inc.	7,965	267,624
Big 5 Sporting Goods Corp.	531	5,607
Boot Barn Holdings, Inc.*	5,841	62,849
Buckle, Inc. (The)(a)	4,779	130,897
Burlington Stores, Inc.*	4,779	365,641
Cabela’s, Inc.*(a)	10,974	566,588
Caleres, Inc.(a)	11,151	293,494
CarMax, Inc.*(a)	10,266	598,097
Cato Corp. (The), Class A(a)	2,655	94,969
Chico’s FAS, Inc.(a)	708	8,503
Children’s Place, Inc. (The)	1,593	133,143
Citi Trends, Inc.	1,770	29,524
Conn’s, Inc.*(a)	12,567	89,351
Container Store Group, Inc. (The)*	1,947	10,767
CST Brands, Inc.	4,602	205,801
Dick’s Sporting Goods, Inc.	1,947	99,862
DSW, Inc., Class A	10,266	249,053
Express, Inc.*(a)	11,859	177,411
Finish Line, Inc. (The), Class A(a)	10,797	234,619
Foot Locker, Inc.	2,301	137,186
GameStop Corp., Class A(a)	31,506	975,111
Gap, Inc. (The)(a)	10,620	273,890
Genesco, Inc.*(a)	3,363	233,459
GNC Holdings, Inc., Class A(a)	11,328	231,204
Group 1 Automotive, Inc.(a)	8,142	507,409
Haverty Furniture Cos., Inc.(a)	708	13,048
Hibbett Sports, Inc.*(a)	7,965	278,138
Home Depot, Inc. (The)	27,789	3,841,551
Kirkland’s, Inc.*	1,416	21,580
L Brands, Inc.	5,664	418,570

	Shares	Value
COMMON STOCKS - (continued)
Specialty Retail - (continued)
Lithia Motors, Inc., Class A(a)	7,257	$626,207
Lowe’s Cos., Inc.	22,302	1,835,009
Lumber Liquidators Holdings, Inc.*(a)	6,018	90,451
MarineMax, Inc.*(a)	2,124	42,905
Mattress Firm Holding Corp.*(a)	6,726	200,704
Michael’s Cos., Inc. (The)*	1,770	46,657
Monro Muffler Brake, Inc.	2,478	155,172
Murphy USA, Inc.*	7,611	583,307
Office Depot, Inc.*	151,158	523,007
O’Reilly Automotive, Inc.*	2,478	720,181
Outerwall, Inc.	4,425	233,020
Party City Holdco, Inc.*	12,567	201,323
Penske Automotive Group, Inc.(a)	4,071	161,293
Pier 1 Imports, Inc.(a)	32,745	167,654
Rent-A-Center, Inc.	14,160	152,928
Restoration Hardware Holdings, Inc.*(a)	13,452	414,456
Ross Stores, Inc.	9,912	612,859
Sally Beauty Holdings, Inc.*	3,009	88,254
Select Comfort Corp.*(a)	3,363	80,241
Shoe Carnival, Inc.	1,416	37,255
Signet Jewelers Ltd.(a)	2,124	186,721
Sonic Automotive, Inc., Class A(a)	16,284	296,043
Sportsman’s Warehouse Holdings, Inc.*(a)	6,018	61,263
Staples, Inc.	33,099	307,490
Stein Mart, Inc.	708	6,089
Tailored Brands, Inc.(a)	18,762	274,863
Tiffany & Co.(a)	354	22,840
TJX Cos., Inc. (The)	15,222	1,243,942
Tractor Supply Co.	3,717	340,663
Ulta Salon Cosmetics & Fragrance, Inc.*	1,593	416,108
Urban Outfitters, Inc.*	25,134	751,507
Williams-Sonoma, Inc.(a)	885	47,861

		24,751,951

Technology Hardware, Storage & Peripherals - 3.8%
3D Systems Corp.*(a)	15,753	210,933
Apple, Inc.	221,604	23,093,353
Cray, Inc.*	2,655	83,792
Eastman Kodak Co.*	3,363	56,969
Electronics For Imaging, Inc.*(a)	3,363	148,947
EMC Corp.	70,092	1,982,202
Hewlett Packard Enterprise Co.	72,216	1,517,980
HP, Inc.	51,330	719,133
Lexmark International, Inc., Class A	15,399	564,681
NCR Corp.*	8,496	280,113
NetApp, Inc.(a)	2,301	60,631
Pure Storage, Inc., Class A*	15,576	196,258
Seagate Technology plc(a)	12,213	391,183
Super Micro Computer, Inc.*	8,142	175,460
Western Digital Corp.	12,213	580,240

		30,061,875

Textiles, Apparel & Luxury Goods - 0.7%
Carter’s, Inc.	1,416	143,370
Coach, Inc.(a)	1,770	76,305
Columbia Sportswear Co.	2,124	121,599
Deckers Outdoor Corp.*	6,549	432,299
Fossil Group, Inc.*	3,717	117,457
G-III Apparel Group Ltd.*	4,248	170,047
Hanesbrands, Inc.(a)	5,310	141,565

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Textiles, Apparel & Luxury Goods - (continued)
Iconix Brand Group, Inc.*	15,930	$114,696
Kate Spade & Co.*	6,372	138,209
lululemon athletica, Inc.*(a)	2,655	206,161
Michael Kors Holdings Ltd.*	5,841	302,097
Movado Group, Inc.(a)	2,832	63,975
NIKE, Inc., Class B	30,798	1,709,289
Oxford Industries, Inc.	531	30,363
Perry Ellis International, Inc.*	1,239	26,539
PVH Corp.	1,947	196,764
Sequential Brands Group, Inc.*	7,434	60,438
Skechers USA, Inc., Class A*(a)	7,965	191,319
Steven Madden Ltd.*	3,009	105,375
Under Armour, Inc., Class A*(a)	4,071	160,642
Under Armour, Inc., Class C*(a)	3,186	113,740
Unifi, Inc.*	708	19,137
Vera Bradley, Inc.*	4,602	67,005
VF Corp.	6,903	430,954
Wolverine World Wide, Inc.	26,373	645,875

		5,785,220

Thrifts & Mortgage Finance - 0.6%
Astoria Financial Corp.	11,682	171,375
Beneficial Bancorp, Inc.	3,894	52,803
BofI Holding, Inc.*(a)	4,779	80,383
Capitol Federal Financial, Inc.(a)	885	12,540
Dime Community Bancshares, Inc.	12,213	211,285
Essent Group Ltd.*	9,027	216,287
EverBank Financial Corp.	21,771	391,007
Federal Agricultural Mortgage Corp., Class C	3,540	136,042
Flagstar Bancorp, Inc.*(a)	6,549	172,959
HomeStreet, Inc.*(a)	4,602	102,625
LendingTree, Inc.*(a)	354	35,747
MGIC Investment Corp.*(a)	103,545	744,488
Nationstar Mortgage Holdings, Inc.*(a)	15,576	196,725
New York Community Bancorp, Inc.(a)	4,602	66,499
Northfield Bancorp, Inc.	3,540	52,852
Northwest Bancshares, Inc.	1,416	21,113
Ocwen Financial Corp.*(a)	36,285	72,570
Oritani Financial Corp.	708	11,484
PHH Corp.*(a)	1,416	20,688
Provident Financial Services, Inc.(a)	10,620	213,993
Radian Group, Inc.	63,366	817,421
TFS Financial Corp.	1,947	35,435
TrustCo Bank Corp.(a)	13,452	89,187
United Financial Bancorp, Inc.(a)	1,947	25,603
Walker & Dunlop, Inc.*(a)	7,788	184,342
Washington Federal, Inc.(a)	25,488	637,200
WSFS Financial Corp.	3,717	130,801

		4,903,454

Tobacco - 1.0%
Altria Group, Inc.	45,135	3,055,639
Philip Morris International, Inc.	33,984	3,407,236
Reynolds American, Inc.	18,939	948,086
Universal Corp.(a)	6,903	409,417
Vector Group Ltd.	8,673	191,587

		8,011,965

Trading Companies & Distributors - 0.7%
Air Lease Corp.(a)	35,931	1,035,172
Aircastle Ltd.(a)	19,824	440,489
Applied Industrial Technologies, Inc.	5,133	240,994

	Shares	Value
COMMON STOCKS - (continued)
Trading Companies & Distributors - (continued)
Beacon Roofing Supply, Inc.*	4,779	$224,709
DXP Enterprises, Inc.*	2,832	47,125
Fastenal Co.	1,239	52,967
GATX Corp.(a)	13,629	609,625
H&E Equipment Services, Inc.	3,717	69,211
HD Supply Holdings, Inc.*	1,416	51,245
Herc Holdings, Inc.*	1,330	47,016
Kaman Corp.(a)	4,425	190,983
MRC Global, Inc.*	22,302	295,055
MSC Industrial Direct Co., Inc., Class A	3,540	254,278
NOW, Inc.*(a)	26,550	486,131
Rush Enterprises, Inc., Class A*	8,850	203,373
Titan Machinery, Inc.*	7,257	81,351
United Rentals, Inc.*(a)	3,363	267,930
Univar, Inc.*	6,195	113,430
W.W. Grainger, Inc.	354	77,473
Watsco, Inc.	1,770	254,951
WESCO International, Inc.*(a)	9,735	542,629

		5,586,137

Transportation Infrastructure - 0.0%(c)
Macquarie Infrastructure Corp.	354	27,134
Wesco Aircraft Holdings, Inc.*(a)	9,735	125,095

		152,229

Water Utilities - 0.1%
American States Water Co.	3,363	145,281
American Water Works Co., Inc.	3,009	248,483
Aqua America, Inc.(a)	1,770	61,313
California Water Service Group(a)	3,363	113,434
Connecticut Water Service, Inc.	354	18,072
SJW Corp.	531	22,493

		609,076

Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc.*(a)	3,363	30,805
NII Holdings, Inc.*(a)	36,462	110,845
Shenandoah Telecommunications Co.(a)	6,018	247,219
Spok Holdings, Inc.	1,947	35,981
Sprint Corp.*(a)	29,913	183,666
Telephone & Data Systems, Inc.	7,611	239,670
T-Mobile U.S., Inc.*	5,133	237,863

		1,086,049

TOTAL COMMON STOCKS (Cost $583,932,346)		782,054,207

	No. of Rights
RIGHTS - 0.0%
Biotechnology - 0.0%
Dyax Corp.*(d)	7,175	—

Wireless Telecommunication Services - 0.0%
Leap Wireless International, Inc.*(d)	12,069	—

TOTAL RIGHTS (Cost $—)		—

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Principal Amount	Value
SECURITIES LENDING REINVESTMENTS(e) - 14.3%
BANK NOTE - 0.4%
Bank of America NA, Charlotte
0.81%, 9/6/2016 (Cost $3,000,000)	$3,000,000	$3,000,000

CERTIFICATES OF DEPOSIT - 6.4%
Credit Industriel et Commercial, New York
0.87%, 8/22/2016	2,000,000	2,000,000
Credit Suisse AG, New York
1.00%, 9/7/2016	2,000,000	2,000,000
KBC Bank NV, Brussels
0.76%, 8/23/2016	7,000,000	6,996,755
Mitsubishi UFJ Trust & Banking Corp., New York
0.85%, 9/2/2016	2,000,000	2,000,000
0.87%, 11/7/2016	6,000,000	6,004,998
Mizuho Bank Ltd., New York
0.85%, 8/5/2016	3,000,000	3,000,000
1.13%, 1/13/2017	2,000,000	2,001,440
National Bank of Canada, New York
0.86%, 1/3/2017	2,000,000	1,999,820
Norinchukin Bank, New York
0.85%, 9/16/2016	4,000,000	4,000,000
Standard Chartered Bank, New York
0.70%, 8/30/2016	3,000,000	3,000,000
State Street Bank & Trust Co.
0.84%, 11/23/2016	4,000,000	3,999,720
Sumitomo Mitsui Banking Corp., New York
0.89%, 11/22/2016	3,000,000	2,999,793
Sumitomo Mitsui Trust Bank Ltd., New York
0.71%, 8/1/2016	3,000,000	3,000,000
0.90%, 10/18/2016	2,000,000	2,001,196
UBS AG, Stamford
0.85%, 8/2/2016	3,500,000	3,500,000
1.03%, 1/13/2017	2,000,000	2,000,502

TOTAL CERTIFICATES OF DEPOSIT (Cost $50,496,755)		50,504,224

COMMERCIAL PAPER - 1.5%
Caisse d’Amortissement de la Dette Sociale
0.71%, 10/7/2016	5,000,000	4,993,085
Toyota Motor Credit Corp.
0.75%, 8/23/2016	3,000,000	3,000,000
0.80%, 11/14/2016	4,000,000	3,999,732

TOTAL COMMERCIAL PAPER (Cost $11,993,393)		11,992,817

MASTER DEMAND NOTES - 0.8%
Natixis Financial Products LLC
0.65%, 8/1/2016	2,500,000	2,500,000
0.53%, 8/1/2016	3,500,000	3,500,000

TOTAL MASTER DEMAND NOTES (Cost $6,000,000)		6,000,000

MONEY MARKET FUNDS(f) - 2.8%
BlackRock Cash Funds - Prime, Institutional Class
0.49%	4,500,000	4,500,000
BlackRock Liquidity Funds, TempFund, Institutional Class
0.39%	4,500,000	4,500,000
Dreyfus Cash Advantage Fund, Institutional Class
0.35%	4,500,000	4,500,000

	Principal Amount	Value
SECURITIES LENDING REINVESTMENTS(e) - (continued)
MONEY MARKET FUNDS(f) - (continued)
Fidelity Prime Money Market Portfolio, Institutional Class
0.45%	$4,500,000	$4,500,000
Morgan Stanley Liquidity Funds - Prime, Institutional Class
0.37%	4,500,000	4,500,000

TOTAL MONEY MARKET FUNDS (Cost $22,500,000)		22,500,000

REPURCHASE AGREEMENTS - 1.8%
Citigroup Global Markets, Inc., 0.35%, dated 7/29/2016, due 8/1/2016, repurchase price $6,298,938, collateralized by various U.S. Treasury Securities, ranging from 3.88% - 5.25%, maturing 11/15/2028 - 08/15/2040; total market value $6,424,731	6,298,754	6,298,754
Morgan Stanley, 0.65%, dated 7/29/2016, due 10/3/2016, repurchase price $8,009,533, collateralized by various U.S. Treasury Securities, 0.13%, maturing 04/15/2020 - 01/15/2023; Common Stocks; total market value $8,719,277	8,000,000	8,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $14,298,754)		14,298,754

TIME DEPOSITS - 0.6%
Shinkin Central Bank
0.87%, 10/6/2016	3,000,000	3,000,000
0.96%, 10/14/2016	2,000,000	2,000,000

TOTAL TIME DEPOSITS (Cost $5,000,000)		5,000,000

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $113,288,902)		113,295,795

Total Investments — 112.7% (Cost $697,221,248)		895,350,002
Liabilities Less Other Assets — (12.7%)		(100,567,832)

Net assets — 100.0%		$794,782,170

*	Non-income producing security.
#	Amount represents less than one share.
(a)

The security or a portion of this security is on loan at 7/31/2016. The total value of securities on loan at 7/31/2016 was $112,122,010, which was collateralized in the form of cash with a value of $113,276,122; $1,660,005 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 7.50%, and maturity dates ranging from 08/04/2016 - 05/15/2046; a total value of $114,936,127.

(b)	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is a subsidiary of Northern Trust Corporation.
(c)	Represents less than 0.05% of net assets.
(d)

Security fair valued as of 7/31/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 7/31/2016 amounted to $0, which represents approximately 0.0% of net assets of the Fund.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2016 (Unaudited)

(e)	The security was purchased with cash collateral held from securities on loan at 7/31/2016. The total value of securities purchased was $113,295,795.
(f)	Represents 7-day effective yield as of 7/31/2016.
(g)	Amount less than one dollar.

Percentages shown are based on Net Assets.

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$204,184,319
Aggregate gross unrealized depreciation	(5,966,445)

Net unrealized appreciation	$198,217,874

Federal income tax cost of investments	$697,132,128

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2016 (Unaudited)

Investment in a company which was affiliated for the period ending July 31, 2016, was as follows:

Security	Value October 31, 2015	Purchases at Cost	Sales at Cost	Value July 31, 2016	Dividend Income	Realized Gain
Northern Trust Corp.	$431,139	$9,373	$2,709	$418,720	$6,615	$2,352
Futures Contracts

FlexShares® Morningstar US Market Factor Tilt Index Fund had the following open long futures contracts as of July 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-mini S&P 500® Index Futures Contracts	76	09/16/2016	$8,239,160	$306,450
E-mini S&P MidCap 400® Index Futures Contracts	8	09/16/2016	1,245,520	55,077
Russell 2000® Mini Index Futures Contracts	27	09/16/2016	3,285,900	163,775

				$525,302

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Aerospace & Defense - 0.8%
Airbus Group SE	13,255	$780,103
BAE Systems plc	66,110	468,714
Bombardier, Inc., Class B*	40,535	60,924
CAE, Inc.	7,384	98,638
Cobham plc	74,965	170,298
Dassault Aviation SA	55	58,339
Elbit Systems Ltd.	412	41,488
Kongsberg Gruppen ASA(a)	2,303	34,451
Leonardo-Finmeccanica SpA*	10,266	117,210
LISI	12,650	343,744
MacDonald Dettwiler & Associates Ltd.	770	50,568
Meggitt plc	25,746	149,756
MTU Aero Engines AG	1,100	112,429
QinetiQ Group plc	25,190	75,150
Rolls-Royce Holdings plc*	39,050	410,107
Saab AB, Class B	1,995	68,687
Safran SA	7,315	497,344
Senior plc(a)	246,961	671,847
Singapore Technologies Engineering Ltd.	29,500	72,262
Thales SA	2,145	195,466
Ultra Electronics Holdings plc	2,306	52,385
Zodiac Aerospace(a)	5,210	117,396

		4,647,306

Air Freight & Logistics - 0.5%
Bollore SA(a)	19,098	69,152
bpost SA	1,815	47,544
CTT-Correios de Portugal SA	6,883	57,696
CWT Ltd.	147,700	230,936
Deutsche Post AG (Registered)	20,570	613,934
Freightways Ltd.	5,961	28,976
Kerry Logistics Network Ltd.	26,000	37,124
Kintetsu World Express, Inc.	23,600	331,600
Konoike Transport Co. Ltd.	19,200	223,877
Mainfreight Ltd.	3,192	39,711
Oesterreichische Post AG*	1,006	35,110
Panalpina Welttransport Holding AG (Registered)	275	37,332
PostNL NV*	262,955	1,010,354
Royal Mail plc	27,335	184,911
Singapore Post Ltd.(a)	38,000	40,600
XPO Logistics Europe SADIR*	110	25,339
Yamato Holdings Co. Ltd.	7,000	172,703
Yusen Logistics Co. Ltd.	12,100	134,359

		3,321,258

Airlines - 0.4%
Air Canada*	10,780	74,316
Air France-KLM*	6,545	37,985
Air New Zealand Ltd.	16,100	25,661
ANA Holdings, Inc.	35,000	100,507
Cathay Pacific Airways Ltd.(a)	27,000	43,841
Chorus Aviation, Inc.	74,305	347,579
Dart Group plc	4,950	31,875
Deutsche Lufthansa AG (Registered)	9,350	111,143

	Shares	Value
COMMON STOCKS - (continued)
Airlines - (continued)
easyJet plc	9,298	$128,511
El Al Israel Airlines	160,545	120,681
Finnair OYJ*(a)	34,320	179,994
International Consolidated Airlines Group SA	32,010	172,549
Japan Airlines Co. Ltd.	6,000	187,110
Norwegian Air Shuttle ASA*	516	18,562
Qantas Airways Ltd.*	42,515	102,111
SAS AB*(a)	77,935	153,433
Singapore Airlines Ltd.(a)	20,900	170,860
Virgin Australia Holdings Ltd.*	490,490	89,471
WestJet Airlines Ltd.	5,880	103,708
Wizz Air Holdings plc*(b)	2,172	44,670

		2,244,567

Auto Components - 2.6%
Aisan Industry Co. Ltd.	22,808	165,799
Aisin Seiki Co. Ltd.	6,300	291,687
ARB Corp. Ltd.	1,725	23,796
Autoneum Holding AG	165	46,609
Brembo SpA	715	41,776
Bridgestone Corp.	23,400	822,202
Calsonic Kansei Corp.	6,000	47,012
CIE Automotive SA	1,705	33,118
Cie Generale des Etablissements Michelin	6,820	697,364
Continental AG	2,310	484,342
Daikyonishikawa Corp.	29,104	419,159
Denso Corp.	20,900	825,110
Eagle Industry Co. Ltd.	15,500	199,034
ElringKlinger AG	18,878	344,415
Exedy Corp.(a)	19,300	461,385
F.C.C. Co. Ltd.	20,400	401,292
Faurecia	2,585	102,012
GKN plc	64,790	248,947
G-Tekt Corp.	16,500	254,379
Hella KGaA Hueck & Co.	1,320	48,150
HI-LEX Corp.	3,164	83,542
Hybrid Kinetic Group Ltd.*	548,000	19,067
Keihin Corp.	24,800	393,954
Kinugawa Rubber Industrial Co. Ltd.	35,000	265,697
Koito Manufacturing Co. Ltd.	2,000	99,917
KYB Corp.	116,000	417,661
Leoni AG(a)	19,620	726,326
Linamar Corp.	1,760	69,952
Magna International, Inc.	13,756	530,598
Martinrea International, Inc.	49,060	327,681
Mitsuba Corp.	29,500	353,476
Musashi Seimitsu Industry Co. Ltd.	11,600	240,410
NGK Spark Plug Co. Ltd.	6,200	103,207
NHK Spring Co. Ltd.	7,000	62,019
Nifco, Inc.(a)	1,200	68,029
Nippon Seiki Co. Ltd.	32,000	534,556
Nissin Kogyo Co. Ltd.	24,100	360,495
NOK Corp.	3,800	73,453
Nokian Renkaat OYJ	2,145	79,707
Pacific Industrial Co. Ltd.	33,000	375,450
Piolax, Inc.	5,500	280,139
Plastic Omnium SA	2,503	79,421
Sanden Holdings Corp.	77,000	223,896

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Auto Components - (continued)
Schaeffler AG (Preference)	2,860	$41,736
Showa Corp.	31,500	184,417
Stanley Electric Co. Ltd.	3,800	93,401
Sumitomo Electric Industries Ltd.	27,900	390,521
Sumitomo Riko Co. Ltd.	26,500	238,923
Sumitomo Rubber Industries Ltd.	9,500	135,708
Tachi-S Co. Ltd.(a)	20,400	354,315
Tokai Rika Co. Ltd.	2,600	50,257
Topre Corp.	25,300	583,343
Toyo Tire & Rubber Co. Ltd.	2,700	27,584
Toyoda Gosei Co. Ltd.	5,700	125,530
Toyota Boshoku Corp.	1,600	37,266
Toyota Industries Corp.	11,000	501,781
TPR Co. Ltd.	17,400	374,537
TS Tech Co. Ltd.	1,100	25,438
Unipres Corp.(a)	23,600	389,399
Valeo SA	5,170	265,364
Xinyi Glass Holdings Ltd.*	120,000	91,547
Yokohama Rubber Co. Ltd. (The)(a)	8,000	108,972
Yorozu Corp.	11,600	182,571

		15,928,851

Automobiles - 2.9%
Bayerische Motoren Werke AG	11,773	1,014,375
Bayerische Motoren Werke AG (Preference)	1,815	131,520
Daimler AG (Registered)	36,575	2,487,538
Ferrari NV	2,695	121,873
Fiat Chrysler Automobiles NV	36,270	233,619
Fuji Heavy Industries Ltd.	24,000	940,235
Honda Motor Co. Ltd.	70,000	1,940,821
Isuzu Motors Ltd.	23,200	305,379
Mazda Motor Corp.	21,200	320,115
Mitsubishi Motors Corp.(a)	24,600	115,697
Nissan Motor Co. Ltd.	93,500	923,277
Nissan Shatai Co. Ltd.	1,000	10,138
Peugeot SA*	17,215	260,077
Piaggio & C SpA(a)	4,425	8,110
Porsche Automobil Holding SE (Preference)	5,322	278,939
Renault SA	7,868	688,474
Suzuki Motor Corp.	17,200	535,040
Toyota Motor Corp.	107,638	6,190,353
Volkswagen AG (Preference)	6,655	936,198
Yamaha Motor Co. Ltd.	13,300	228,145

		17,669,923

Banks - 11.8%
77 Bank Ltd. (The)	1,000	3,874
Aktia Bank OYJ	23,442	228,324
Aldermore Group plc*	85,360	157,645
Aozora Bank Ltd.	35,000	129,434
Ashikaga Holdings Co. Ltd.	92,100	310,040
Australia & New Zealand Banking Group Ltd.	107,415	2,109,597
Awa Bank Ltd. (The)	6,000	37,118
Banca Monte dei Paschi di Siena SpA*	117,150	40,375
Banca Popolare dell’Emilia Romagna SC	19,668	80,717
Banca Popolare di Milano Scarl	87,615	42,521
Banca Popolare di Sondrio Scarl	264,844	716,119
Banco Bilbao Vizcaya Argentaria SA	238,942	1,396,104
Banco BPI SA (Registered)*	220,935	275,473

	Shares	Value
COMMON STOCKS - (continued)
Banks - (continued)
Banco Comercial Portugues SA, Class R*	941,037	$21,257
Banco de Sabadell SA	192,775	263,643
Banco Espirito Santo SA (Registered)*(c)	48,647	544
Banco Popolare SC	31,130	87,654
Banco Popular Espanol SA	194,966	272,962
Banco Santander SA	531,025	2,252,948
Bank Hapoalim BM	38,736	196,963
Bank Leumi Le-Israel BM*	55,496	199,479
Bank of East Asia Ltd. (The)(a)	35,745	147,633
Bank of Ireland*	1,069,530	221,260
Bank of Iwate Ltd. (The)	9,900	424,072
Bank of Kyoto Ltd. (The)(a)	5,000	34,103
Bank of Montreal	23,540	1,510,907
Bank of Nagoya Ltd. (The)	10,000	34,639
Bank of Nova Scotia (The)	44,550	2,265,335
Bank of Okinawa Ltd. (The)	15,240	482,547
Bank of Queensland Ltd.(a)	13,805	110,801
Bank of the Ryukyus Ltd.	61	675
Bankia SA	168,410	129,191
Bankinter SA	12,705	88,654
Banque Cantonale Vaudoise (Registered)	50	33,939
Barclays plc	580,635	1,191,440
Bendigo & Adelaide Bank Ltd.	17,451	134,626
Berner Kantonalbank AG (Registered)	259	50,650
BGEO Group plc(a)	23,901	866,638
BNP Paribas SA	39,270	1,947,791
CaixaBank SA	90,860	228,305
Canadian Imperial Bank of Commerce	14,520	1,104,435
Canadian Western Bank(a)	3,245	62,757
Chiba Bank Ltd. (The)	23,000	111,538
Chugoku Bank Ltd. (The)	6,500	74,143
comdirect bank AG	411	4,261
Commerzbank AG	37,840	249,487
Commonwealth Bank of Australia	36,795	2,163,173
Concordia Financial Group Ltd.*	47,221	204,670
Credit Agricole SA	44,274	392,114
Credito Emiliano SpA	4,982	31,588
Credito Valtellinese SC	67,009	29,718
CYBG plc*(a)	19,250	66,656
Dah Sing Banking Group Ltd.	24,640	46,105
Dah Sing Financial Holdings Ltd.	5,340	35,784
Daishi Bank Ltd. (The)	8,000	30,756
Danske Bank A/S	28,270	768,436
DBS Group Holdings Ltd.	69,000	791,669
DNB ASA	35,310	389,240
Erste Group Bank AG	11,220	297,421
FIBI Holdings Ltd.	5,441	81,300
FinecoBank Banca Fineco SpA	4,895	29,066
Fukui Bank Ltd. (The)	165,000	436,308
Fukuoka Financial Group, Inc.	30,000	115,919
Gunma Bank Ltd. (The)	2,000	8,157
Hachijuni Bank Ltd. (The)	15,000	70,986
Hang Seng Bank Ltd.	16,500	294,493
Heartland Bank Ltd.(a)	260,138	249,523
Hiroshima Bank Ltd. (The)	17,000	62,370
Hokkoku Bank Ltd. (The)	17,000	53,744
Hokuetsu Bank Ltd. (The)	138,000	289,506

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Banks - (continued)
Hokuhoku Financial Group, Inc.	32,000	$41,528
HSBC Holdings plc	724,020	4,759,304
Hyakugo Bank Ltd. (The)	133,000	516,505
Hyakujushi Bank Ltd. (The)	10,000	33,663
ING Groep NV	143,385	1,603,403
Intesa Sanpaolo SpA	553,630	1,219,621
Intesa Sanpaolo SpA (Retirement Savings Plan)	10,035	20,917
Israel Discount Bank Ltd., Class A*	32,350	55,696
Iyo Bank Ltd. (The)	11,500	75,070
Joyo Bank Ltd. (The)	23,000	90,891
Juroku Bank Ltd. (The)	239,000	687,954
Jyske Bank A/S (Registered)	2,695	112,112
Kansai Urban Banking Corp.	400	4,153
KBC Group NV*	12,485	648,993
Keiyo Bank Ltd. (The)(a)	170,000	731,522
Kiyo Bank Ltd. (The)	44,400	652,451
Kyushu Financial Group, Inc.	11,170	62,343
Laurentian Bank of Canada	17,498	649,575
Liberbank SA*(a)	239,393	182,840
Liechtensteinische Landesbank AG	7,040	276,078
Lloyds Banking Group plc	2,169,200	1,530,745
Luzerner Kantonalbank AG (Registered)*	55	23,617
Metro Bank plc*	1,540	42,345
Minato Bank Ltd. (The)	29,000	49,802
Mitsubishi UFJ Financial Group, Inc.	525,900	2,678,634
Miyazaki Bank Ltd. (The)	110,000	320,925
Mizrahi Tefahot Bank Ltd.	4,192	50,846
Mizuho Financial Group, Inc.	933,100	1,521,403
Musashino Bank Ltd. (The)	19,700	499,973
Nanto Bank Ltd. (The)	23,468	92,741
National Australia Bank Ltd.	97,790	1,972,593
National Bank of Canada	12,595	431,826
Natixis SA	32,749	134,950
Nishi-Nippon City Bank Ltd. (The)	18,000	35,303
Nordea Bank AB	116,395	1,040,045
North Pacific Bank Ltd.	187,500	618,383
Ogaki Kyoritsu Bank Ltd. (The)	200,000	665,463
Oversea-Chinese Banking Corp. Ltd.	103,603	663,380
Permanent TSB Group Holdings plc*	68,915	164,455
Raiffeisen Bank International AG*(a)	5,005	66,043
Resona Holdings, Inc.	78,500	317,876
Ringkjoebing Landbobank A/S	220	45,644
Royal Bank of Canada	54,945	3,353,455
Royal Bank of Scotland Group plc*	118,470	302,631
San-In Godo Bank Ltd. (The)	94,000	731,014
Senshu Ikeda Holdings, Inc.(a)	160,500	703,171
Seven Bank Ltd.(a)	19,000	65,629
Shawbrook Group plc*(b)	1,477	3,687
Shiga Bank Ltd. (The)	1,000	4,810
Shinsei Bank Ltd.	86,000	130,907
Shizuoka Bank Ltd. (The)	14,000	105,186
Skandiabanken ASA*(b)	48,510	332,600
Skandinaviska Enskilda Banken AB, Class A	57,035	501,614
Skandinaviska Enskilda Banken AB, Class C	7,040	65,711
Societe Generale SA	29,920	1,022,310
Spar Nord Bank A/S	53,028	438,482
SpareBank 1 SMN	75,955	424,733
SpareBank 1 SR-Bank ASA	7,150	33,276

	Shares	Value
COMMON STOCKS - (continued)
Banks - (continued)
St. Galler Kantonalbank AG (Registered)	110	$45,328
Standard Chartered plc	57,145	458,719
Sumitomo Mitsui Financial Group, Inc.	51,500	1,662,312
Sumitomo Mitsui Trust Holdings, Inc.	145,000	490,950
Suruga Bank Ltd.	4,700	108,506
Svenska Handelsbanken AB, Class A	33,550	404,956
Swedbank AB, Class A	37,895	798,453
Sydbank A/S	42,735	1,148,132
Toho Bank Ltd. (The)	22,732	85,840
TOMONY Holdings, Inc.	91,500	346,412
Toronto-Dominion Bank (The)	39,380	1,717,977
UniCredit SpA	216,095	529,693
Unione di Banche Italiane SpA	34,155	104,804
United Overseas Bank Ltd.	49,544	671,358
Valiant Holding AG (Registered)	770	73,618
Van Lanschot NV, CVA	22,165	372,038
Virgin Money Holdings UK plc	7,865	27,537
Westpac Banking Corp.	71,610	1,692,141
Yamaguchi Financial Group, Inc.(a)	8,000	79,621
Yamanashi Chuo Bank Ltd. (The)	17,000	71,328
Zuger Kantonalbank AG	4	20,396

		71,792,266

Beverages - 1.4%
A.G. Barr plc	4,785	34,306
Anheuser-Busch InBev SA/NV	17,435	2,247,968
Asahi Group Holdings Ltd.	11,800	402,525
Britvic plc	7,536	62,535
C&C Group plc	16,797	67,695
Carlsberg A/S, Class B	2,384	236,735
Coca-Cola Amatil Ltd.	11,766	82,452
Coca-Cola East Japan Co. Ltd.	2,606	50,526
Coca-Cola HBC AG*	4,146	85,927
Coca-Cola West Co. Ltd.(a)	1,000	27,731
Cott Corp.	5,280	78,792
Davide Campari-Milano SpA	6,897	71,226
Diageo plc	53,350	1,530,697
Fevertree Drinks plc	3,795	45,851
Heineken Holding NV	2,145	179,803
Heineken NV	4,635	437,660
Ito En Ltd.	200	7,406
Kirin Holdings Co. Ltd.	21,238	366,176
Molson Coors Canada, Inc., Class B	330	33,657
Pernod-Ricard SA	4,237	484,226
Refresco Group NV(b)	2,750	42,945
Remy Cointreau SA(a)	550	48,108
Royal Unibrew A/S	1,210	55,666
SABMiller plc	21,175	1,240,954
Sapporo Holdings Ltd.	1,800	50,495
Suntory Beverage & Food Ltd.	3,000	130,995
Takara Holdings, Inc.	3,000	26,755
Treasury Wine Estates Ltd.	16,225	119,002

		8,248,814

Biotechnology - 0.6%
Abcam plc(a)	7,151	72,632
Actelion Ltd. (Registered)*	2,255	401,091
Basilea Pharmaceutica AG (Registered)*	211	15,425
Bavarian Nordic A/S*(a)	1,078	41,085
Cellectis SA*	809	21,169
Circassia Pharmaceuticals plc*	13,622	17,263

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Biotechnology - (continued)
CK Life Sciences Int’l Holdings, Inc.	48,000	$4,392
CSL Ltd.	9,900	887,890
DBV Technologies SA*	882	60,884
Galapagos NV*	1,925	104,855
Genmab A/S*	1,169	211,956
Genus plc(a)	2,539	61,387
Grifols SA	7,480	164,028
Grifols SA (Preference), Class B	4,876	81,980
Knight Therapeutics, Inc.*	6,215	40,463
Mesoblast Ltd.*	14,771	12,574
PeptiDream, Inc.*(a)	400	22,403
ProMetic Life Sciences, Inc.*(a)	22,375	52,675
Shire plc	19,195	1,241,384
Sirtex Medical Ltd.	2,805	67,092
Swedish Orphan Biovitrum AB*	3,685	47,199
Takara Bio, Inc.	200	2,935
Vitrolife AB	660	37,743

		3,670,505

Building Products - 0.9%
Aica Kogyo Co. Ltd.	1,500	36,664
Asahi Glass Co. Ltd.	26,000	151,456
Assa Abloy AB, Class B	21,395	470,853
Belimo Holding AG (Registered)	21	66,752
Bunka Shutter Co. Ltd.	44,000	364,502
Central Glass Co. Ltd.	119,000	517,871
Cie de Saint-Gobain	10,533	446,406
Daikin Industries Ltd.	6,300	553,989
Geberit AG (Registered)	825	319,261
GWA Group Ltd.	7,406	11,877
Inwido AB(a)	2,585	32,565
James Halstead plc	4,475	24,969
Kingspan Group plc	3,575	82,174
LIXIL Group Corp.	8,800	165,292
Nibe Industrier AB, Class B	8,745	75,323
Nichias Corp.(a)	79,000	642,884
Nichiha Corp.	22,000	429,975
Nippon Sheet Glass Co. Ltd.*	40,000	29,663
Nitto Boseki Co. Ltd.	9,000	32,932
Noritz Corp.	500	9,826
Polypipe Group plc	8,360	26,428
Rockwool International A/S, Class A	220	41,444
Rockwool International A/S, Class B	82	15,533
Sanwa Holdings Corp.	8,000	83,993
Schweiter Technologies AG	55	55,771
Sekisui Jushi Corp.	19,600	322,061
Takara Standard Co. Ltd.	2,752	26,531
Takasago Thermal Engineering Co. Ltd.	39,700	526,441
Tarkett SA	605	19,491
TOTO Ltd.	3,000	129,824
Uponor OYJ	1,813	33,695

		5,746,446

Capital Markets - 2.0%
3i Group plc	39,200	321,123
Aberdeen Asset Management plc	19,415	82,101
Alaris Royalty Corp.	1,680	29,953
Allied Minds plc*	8,967	44,086
Allied Properties HK Ltd.	1,068,000	217,455
Amundi SA(b)	1,265	55,303
Anima Holding SpA	9,900	49,597
ARA Asset Management Ltd.	17,936	17,628
Ashmore Group plc	8,030	35,503

	Shares	Value
COMMON STOCKS - (continued)
Capital Markets - (continued)
AURELIUS Equity Opportunities SE & Co. KGaA	14,025	$854,592
Avanza Bank Holding AB	807	28,938
Azimut Holding SpA	3,015	47,404
Banca Generali SpA	1,320	27,278
Brederode SA	950	41,962
Brewin Dolphin Holdings plc	7,312	24,532
Brookfield Asset Management, Inc., Class A	18,700	646,588
BT Investment Management Ltd.	6,705	45,814
Burford Capital Ltd.	7,865	40,621
China Medical & HealthCare Group Ltd.*	1,670,000	88,235
CI Financial Corp.	4,091	83,731
Close Brothers Group plc	5,280	88,329
Credit Suisse Group AG (Registered)*	36,080	416,257
Daiwa Securities Group, Inc.	67,000	382,642
Deutsche Bank AG (Registered)*	49,933	671,447
EFG International AG*	44,330	211,914
Emperor Capital Group Ltd.	1,650,000	146,715
Financiere de Tubize SA	179	11,241
Flow Traders(b)	620	21,985
Freeman Financial Corp. Ltd.*	480,000	24,742
GAM Holding AG*	2,188	24,111
Gimv NV	880	47,806
Guoco Group Ltd.	3,000	34,117
Haitong International Securities Group Ltd.	77,922	46,994
Hargreaves Lansdown plc	5,061	87,286
Henderson Group plc	25,190	77,257
ICAP plc	11,770	69,540
IGM Financial, Inc.	3,577	99,653
Intermediate Capital Group plc(a)	13,668	103,982
Intertrust NV*(b)	1,540	34,993
Investec plc(a)	19,745	117,838
IOOF Holdings Ltd.	5,500	37,790
IP Group plc*	24,291	50,828
Jafco Co. Ltd.	300	7,974
Julius Baer Group Ltd.*	5,062	208,357
Jupiter Fund Management plc(a)	12,914	72,424
kabu.com Securities Co. Ltd.	4,000	13,465
Leonteq AG*(a)	175	11,399
Macquarie Group Ltd.	12,650	715,232
Magellan Financial Group Ltd.	2,585	44,874
Man Group plc	76,910	118,452
Mason Financial Holdings Ltd.*	230,953	8,482
Matsui Securities Co. Ltd.	1,300	11,480
Mediobanca SpA	22,330	156,440
Melker Schorling AB	770	49,087
Monex Group, Inc.	4,200	10,450
Nihon M&A Center, Inc.	600	36,825
Nomura Holdings, Inc.	135,800	621,724
Okasan Securities Group, Inc.	114,000	582,876
Partners Group Holding AG	440	201,914
Perpetual Ltd.	1,210	41,845
Platinum Asset Management Ltd.	3,520	16,213
Rathbone Brothers plc	1,817	43,641
Ratos AB, Class B	5,280	26,761
Rothschild & Co.	1,529	38,129
SBI Holdings, Inc.	10,700	117,874
Schroders plc	2,873	99,863

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Capital Markets - (continued)
Schroders plc (Non-Voting)(a)	1,249	$33,448
SVG Capital plc*	6,270	45,827
Tetragon Financial Group Ltd. (The) Fund	63,250	630,602
Tokai Tokyo Financial Holdings, Inc.	13,200	62,210
Tricon Capital Group, Inc.	5,225	37,704
Tullett Prebon plc(a)	143,173	631,482
UBS Group AG (Registered)	132,495	1,830,212
Value Partners Group Ltd.	21,000	17,672
Vontobel Holding AG (Registered)	339	15,662
VZ Holding AG	55	16,504

		12,167,015

Chemicals - 3.2%
ADEKA Corp.	4,200	56,145
Agrium, Inc.	5,115	464,804
Air Liquide SA	7,572	807,704
Air Water, Inc.	6,000	103,157
Akzo Nobel NV	5,170	335,087
Arkema SA	2,805	239,549
Asahi Kasei Corp.	50,000	381,958
BASF SE	19,690	1,547,009
Borregaard ASA	5,555	44,847
C Uyemura & Co. Ltd.	3,200	140,508
Chr Hansen Holding A/S	2,090	131,531
Chugoku Marine Paints Ltd.	39,000	265,239
Clariant AG (Registered)*	6,105	106,567
Corbion NV	2,530	60,884
Covestro AG(b)	2,254	105,308
Croda International plc	3,400	150,096
Daicel Corp.	11,500	130,614
Denka Co. Ltd.	9,000	39,430
DIC Corp.	1,699	40,699
DuluxGroup Ltd.	12,466	62,913
Elementis plc(a)	21,010	61,760
EMS-Chemie Holding AG (Registered)	114	62,576
Essentra plc(a)	4,084	26,298
Evonik Industries AG	2,530	78,877
Frutarom Industries Ltd.	975	48,809
FUCHS PETROLUB SE	54	2,077
FUCHS PETROLUB SE (Preference)	2,375	100,245
Fujimori Kogyo Co. Ltd.	7,700	166,194
Givaudan SA (Registered)	220	453,453
Hexpol AB	5,994	53,489
Hitachi Chemical Co. Ltd.	1,700	35,896
Ihara Chemical Industry Co. Ltd.	22,000	234,629
Incitec Pivot Ltd.	63,635	138,810
Israel Chemicals Ltd.	16,480	66,890
Israel Corp. Ltd. (The)	37	6,323
Johnson Matthey plc	3,636	158,149
JSP Corp.	7,700	178,215
JSR Corp.	9,400	129,785
K+S AG (Registered)(a)	7,340	153,366
Kaneka Corp.	13,000	99,322
Kansai Paint Co. Ltd.(a)	6,000	126,867
Kemira OYJ(a)	3,025	39,781
Koninklijke DSM NV	3,850	246,519
Konishi Co. Ltd.	22,000	288,725
Kumiai Chemical Industry Co. Ltd.	5,000	30,346
Kuraray Co. Ltd.	11,200	142,944
Kureha Corp.(a)	81,000	339,064
Lanxess AG	2,035	96,146

	Shares	Value
COMMON STOCKS - (continued)
Chemicals - (continued)
Lenzing AG	485	$50,840
Linde AG	3,960	569,918
Lintec Corp.	1,800	38,411
Methanex Corp.	1,815	50,968
Mitsubishi Chemical Holdings Corp.	55,500	304,564
Mitsubishi Gas Chemical Co., Inc.	17,000	97,868
Mitsui Chemicals, Inc.	30,000	128,799
Nihon Parkerizing Co. Ltd.	73,500	894,321
Nippon Kayaku Co. Ltd.	7,000	73,016
Nippon Paint Holdings Co. Ltd.	3,000	83,280
Nippon Shokubai Co. Ltd.	1,200	76,460
Nippon Soda Co. Ltd.	85,198	378,251
Nippon Synthetic Chemical Industry Co. Ltd. (The)	29,000	181,949
Nissan Chemical Industries Ltd.	3,800	121,989
Nitto Denko Corp.	3,300	222,533
NOF Corp.	4,000	34,815
Novozymes A/S, Class B	5,282	259,278
Nufarm Ltd.	7,150	44,996
Nuplex Industries Ltd.	110,935	424,834
Okamoto Industries, Inc.	3,000	31,175
Orica Ltd.(a)	13,035	140,188
Potash Corp. of Saskatchewan, Inc.	18,370	286,668
Sakata INX Corp.	27,900	358,261
Sanyo Chemical Industries Ltd.	41,000	357,652
Shikoku Chemicals Corp.	30,000	274,577
Shin-Etsu Chemical Co. Ltd.	8,800	606,559
Showa Denko KK	8,500	87,667
Sika AG	74	348,082
Solvay SA	2,640	273,992
Sumitomo Bakelite Co. Ltd.	112,000	543,143
Sumitomo Chemical Co. Ltd.	55,000	246,865
Symrise AG	2,585	182,228
Syngenta AG (Registered)	1,996	787,082
Synthomer plc(a)	9,484	46,074
Taiyo Holdings Co. Ltd.	900	30,912
Taiyo Nippon Sanso Corp.	5,500	53,505
Teijin Ltd.	25,000	94,892
Tessenderlo Chemie NV*	786	26,729
Tikkurila OYJ	2,026	38,991
Toagosei Co. Ltd.(a)	6,900	69,751
Tokai Carbon Co. Ltd.	11,000	28,551
Tokuyama Corp.*(a)	186,000	578,953
Toray Industries, Inc.(a)	36,000	330,441
Tosoh Corp.	23,000	118,495
Toyo Ink SC Holdings Co. Ltd.	8,000	34,971
Toyobo Co. Ltd.	56,000	106,552
Ube Industries Ltd.	70,000	123,628
Umicore SA	2,145	124,106
Victrex plc	3,740	73,392
Wacker Chemie AG	136	12,670
W-Scope Corp.	1,200	27,680
Yara International ASA	6,215	202,398
Zeon Corp.	5,000	41,762

		19,505,286

Commercial Services & Supplies - 1.3%
Aggreko plc	5,280	90,152
Babcock International Group plc	18,535	238,706
Bell System24 Holdings, Inc.(a)	22,000	188,906
Berendsen plc	3,740	63,411
Bilfinger SE*	27,612	840,630
Brambles Ltd.	33,260	340,006

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Commercial Services & Supplies - (continued)
Bravida Holding AB(b)	4,950	$32,919
Caverion Corp.(a)	55,770	367,952
Cleanaway Waste Management Ltd.	52,195	33,919
Dai Nippon Printing Co. Ltd.	14,000	157,643
Daiseki Co. Ltd.(a)	2,500	45,421
dorma+kaba Holding AG (Registered), Class B	50	36,655
Downer EDI Ltd.	254,705	807,264
Duskin Co. Ltd.	5,700	104,117
Edenred	4,290	97,313
Elior Participations SCA(b)	1,760	38,428
Elis SA	3,135	56,617
G4S plc	58,795	145,430
HomeServe plc	11,825	87,920
Intrum Justitia AB	1,595	51,326
ISS A/S	2,459	94,863
Kokuyo Co. Ltd.	5,600	82,728
Lassila & Tikanoja OYJ	1,345	26,907
Loomis AB, Class B	2,597	75,140
Mineral Resources Ltd.	7,260	54,186
Mitie Group plc(a)	206,745	682,670
Mitsubishi Pencil Co. Ltd.	900	44,260
Nissha Printing Co. Ltd.(a)	22,900	456,726
Okamura Corp.	4,600	47,937
Park24 Co. Ltd.	2,200	74,918
PayPoint plc(a)	4,015	52,614
Prosegur Cia de Seguridad SA	5,610	38,142
Regus plc	13,915	56,404
Relia, Inc.	2,100	20,306
Rentokil Initial plc	41,470	118,378
Ritchie Bros Auctioneers, Inc.	2,310	76,702
Sato Holdings Corp.	1,100	25,534
Secom Co. Ltd.	4,500	340,689
Securitas AB, Class B	7,535	124,327
Serco Group plc*	45,100	71,616
Societe BIC SA	605	89,439
Sohgo Security Services Co. Ltd.	1,000	49,763
Spotless Group Holdings Ltd.	650,155	590,510
Tomra Systems ASA	3,486	38,180
Toppan Forms Co. Ltd.	2,200	24,515
Toppan Printing Co. Ltd.	12,000	106,786
Transcontinental, Inc., Class A	37,261	537,464
Waste Connections, Inc.(a)	3,740	278,998

		8,105,437

Communications Equipment - 0.4%
Ei Towers SpA*	770	41,554
Hitachi Kokusai Electric, Inc.	28,500	459,960
Mitel Networks Corp.*	55,361	405,796
Nokia OYJ	125,510	721,407
Telefonaktiebolaget LM Ericsson, Class A	1,434	10,604
Telefonaktiebolaget LM Ericsson, Class B	114,180	853,667
VTech Holdings Ltd.	2,500	27,175

		2,520,163

Construction & Engineering - 3.2%
ACS Actividades de Construccion y Servicios SA	7,427	213,029
Aecon Group, Inc.	2,805	37,406
AF Gruppen ASA	1,188	22,073
Arcadis NV	43,321	580,113
Badger Daylighting Ltd.(a)	2,361	37,152

	Shares	Value
COMMON STOCKS - (continued)
Construction & Engineering - (continued)
Balfour Beatty plc*	15,180	$44,683
Boskalis Westminster	1,410	51,811
Bouygues SA	4,236	125,339
Carillion plc(a)	247,445	876,197
Chiyoda Corp.	4,000	28,414
Cie d’Entreprises CFE(a)	275	25,340
CIMIC Group Ltd.	1,935	43,003
COMSYS Holdings Corp.	2,000	33,507
Eiffage SA	2,165	166,396
Elecnor SA	26,017	226,638
Electra Ltd.	992	136,435
Eltel AB(b)	2,200	23,267
Ferrovial SA	8,708	180,294
FLSmidth & Co. A/S	2,200	88,477
Fukuda Corp.	20,000	223,252
Galliford Try plc	48,620	633,908
Hazama Ando Corp.(a)	110,700	685,900
HOCHTIEF AG	440	57,691
Hsin Chong Group Holdings Ltd.	902,000	80,204
Implenia AG (Registered)	8,525	582,182
Interserve plc	86,470	338,678
JGC Corp.	10,928	161,545
John Laing Group plc(a)(b)	71,170	212,608
Kajima Corp.	18,000	133,834
Kandenko Co. Ltd.(a)	3,000	29,360
Keller Group plc(a)	43,914	594,124
Kier Group plc(a)	54,960	784,432
Kinden Corp.	7,500	91,184
Koninklijke BAM Groep NV	135,465	531,708
Kumagai Gumi Co. Ltd.	226,000	758,589
Kyowa Exeo Corp.	3,900	51,069
Kyudenko Corp.(a)	1,000	35,127
Maeda Corp.	8,000	72,830
Maeda Road Construction Co. Ltd.	2,000	38,074
Maire Tecnimont SpA	63,250	160,980
Mirait Holdings Corp.	38,600	412,421
NCC AB, Class A	1,880	45,384
NCC AB, Class B	2,271	54,929
Nippo Corp.	2,000	36,903
Nishimatsu Construction Co. Ltd.(a)	178,000	885,788
Obayashi Corp.	27,900	307,353
Obrascon Huarte Lain SA(a)	77,221	287,640
OCI NV*(a)	104	1,589
Okumura Corp.	124,000	738,059
Outotec OYJ*(a)	6,765	32,726
Peab AB	8,470	68,289
Penta-Ocean Construction Co. Ltd.	9,000	55,150
Porr AG	7,150	203,885
Raito Kogyo Co. Ltd.	33,000	388,008
Sacyr SA	185,515	326,737
Salini Impregilo SpA(a)	109,430	331,134
Sanki Engineering Co. Ltd.	29,100	254,698
Shikun & Binui Ltd.	133,705	236,020
Shimizu Corp.	27,000	276,626
SHO-BOND Holdings Co. Ltd.(a)	600	30,444
Skanska AB, Class B	8,582	182,936
SNC-Lavalin Group, Inc.	3,190	137,600
SPIE SA	2,145	40,801
Sumitomo Densetsu Co. Ltd.	11,000	124,828
Sumitomo Mitsui Construction Co. Ltd.	479,700	439,984
Sweco AB, Class B	2,085	38,360

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Construction & Engineering - (continued)
Taikisha Ltd.	2,400	$65,243
Taisei Corp.	26,000	234,669
Takamatsu Construction Group Co. Ltd.	2,600	62,993
Toa Corp.	110,000	191,052
Toda Corp.	9,000	45,490
Toenec Corp.	1,000	5,874
Tokyu Construction Co. Ltd.	55,700	586,430
Toshiba Plant Systems & Services Corp.(a)	25,800	456,916
Totetsu Kogyo Co. Ltd.	1,200	38,054
Toyo Engineering Corp.	101,000	327,189
United Engineers Ltd.	331,800	568,193
Veidekke ASA	4,620	58,690
Vinci SA	9,790	743,237
Vision Fame International Holding Ltd.*	110,000	43,944
WSP Global, Inc.	1,210	36,317
YIT OYJ	71,903	488,464
Yurtec Corp.	25,000	148,314

		19,236,214

Construction Materials - 0.6%
Adelaide Brighton Ltd.	8,560	38,451
Boral Ltd.	16,060	83,858
BRAAS Monier Building Group SA	1,155	27,950
Breedon Aggregates Ltd.*	48,510	48,788
Brickworks Ltd.	2,458	28,079
Buzzi Unicem SpA(a)	811	16,252
Buzzi Unicem SpA (Retirement Savings Plan)	1,925	21,171
Cementir Holding SpA	34,191	149,113
CRH plc	18,205	559,329
CSR Ltd.	302,885	883,998
Fletcher Building Ltd.	26,235	183,341
HeidelbergCement AG	3,025	256,206
Ibstock plc(a)(b)	11,660	23,577
Imerys SA	1,375	97,545
Italcementi SpA*	5,732	67,880
James Hardie Industries plc, CDI	8,709	144,300
LafargeHolcim Ltd. (Registered)*(a)	9,570	456,690
Marshalls plc	9,020	32,862
RHI AG	15,070	312,858
Sumitomo Osaka Cement Co. Ltd.	11,000	52,808
Taiheiyo Cement Corp.	37,000	107,225
Vicat SA	770	45,980
Wienerberger AG	3,084	47,592

		3,685,853

Consumer Finance - 0.4%
Acom Co. Ltd.*	8,800	42,074
AEON Financial Service Co. Ltd.	1,700	39,545
Aiful Corp.*(a)	10,300	31,256
Cembra Money Bank AG*	1,320	95,061
Credit Saison Co. Ltd.	5,600	94,094
Eclipx Group Ltd.	141,240	400,414
FlexiGroup Ltd.	163,030	247,822
Hitachi Capital Corp.	600	11,124
Hoist Finance AB	3,245	30,517
International Personal Finance plc(a)	143,616	511,210
J Trust Co. Ltd.	45,100	341,930
Jaccs Co. Ltd.	82,000	382,456
Orient Corp.*	8,000	15,144
Provident Financial plc(a)	3,190	114,736

	Shares	Value
COMMON STOCKS - (continued)
Consumer Finance - (continued)
Sun Hung Kai & Co. Ltd.	376,996	$221,535

		2,578,918

Containers & Packaging - 0.3%
Amcor Ltd.	26,511	302,648
BillerudKorsnas AB(a)	4,345	75,765
Cascades, Inc.	37,455	280,902
CCL Industries, Inc., Class B	605	108,423
DS Smith plc	33,055	172,125
FP Corp.	600	31,439
Huajun Holdings Ltd.	1,760,000	158,764
Huhtamaki OYJ	2,035	89,410
Intertape Polymer Group, Inc.	2,475	39,990
Mayr Melnhof Karton AG	275	30,155
Orora Ltd.	24,310	53,028
Pact Group Holdings Ltd.	11,241	48,614
Rengo Co. Ltd.	10,000	65,766
RPC Group plc	6,930	79,404
Smurfit Kappa Group plc	9,983	234,433
Toyo Seikan Group Holdings Ltd.	5,500	108,084
Vidrala SA	825	51,017
Winpak Ltd.	1,210	41,337

		1,971,304

Distributors - 0.2%
Bapcor Ltd.	10,835	47,105
Canon Marketing Japan, Inc.	3,700	64,155
D’ieteren SA/NV	935	40,986
Doshisha Co. Ltd.	1,800	37,885
Inchcape plc	13,970	125,013
Jardine Cycle & Carriage Ltd.(a)	7,722	225,548
PALTAC CORPORATION	17,300	342,675
Rentian Technology Holdings Ltd.*	2,200,000	147,424
Uni-Select, Inc.	1,815	44,329

		1,075,120

Diversified Consumer Services - 0.1%
AA plc	12,498	41,135
Benesse Holdings, Inc.(a)	1,300	31,509
Cross-Harbour Holdings Ltd. (The)	110,000	149,975
Dignity plc	2,306	82,635
Enercare, Inc.	4,565	61,576
G8 Education Ltd.	21,864	63,812
InvoCare Ltd.	5,225	58,179
Navitas Ltd.	12,760	57,608
Nirvana Asia Ltd.(b)	3,000	1,098

		547,527

Diversified Financial Services - 1.1%
Ackermans & van Haaren NV	880	106,525
AMP Ltd.	63,305	279,548
Banca IFIS SpA	1,617	36,887
Banca Mediolanum SpA	2,092	15,346
Banque Nationale de Belgique	138	438,265
Bolsas y Mercados Espanoles SHMSF SA	941	28,269
Century Tokyo Leasing Corp.	600	21,018
Cerved Information Solutions SpA	4,950	41,515
Challenger Ltd.	12,100	87,368
Corp. Financiera Alba SA	385	16,386
Deutsche Boerse AG	4,127	346,634
Element Financial Corp.	15,070	162,019
Eurazeo SA	873	55,811
Euronext NV(b)	1,650	70,483
EXOR SpA	3,740	145,668
FFP	330	24,979

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Diversified Financial Services - (continued)
Fimalac	68	$7,500
Financial Products Group Co. Ltd.	4,000	40,474
First Pacific Co. Ltd.	144,000	111,712
Fuyo General Lease Co. Ltd.	700	32,102
Goldin Financial Holdings Ltd.*	60,000	25,516
GRENKE AG	165	32,289
Groupe Bruxelles Lambert SA	1,485	125,292
HAL Trust(a)	1,650	328,430
Hong Kong Exchanges and Clearing Ltd.(a)	25,596	631,658
IBJ Leasing Co. Ltd.	24,238	443,443
IG Group Holdings plc	7,865	92,415
Industrivarden AB, Class A	7,437	136,480
Industrivarden AB, Class C	275	4,641
Investment AB Latour, Class B	935	36,410
Investor AB, Class A(a)	1,980	67,126
Investor AB, Class B	11,130	384,504
Japan Exchange Group, Inc.	14,000	200,810
KBC Ancora*	1,377	42,546
Kinnevik AB, Class B	5,280	135,010
L E Lundbergforetagen AB, Class B	678	40,918
London Stock Exchange Group plc	6,765	249,247
Mitsubishi UFJ Lease & Finance Co. Ltd.	22,000	89,945
Onex Corp.	1,705	105,970
ORIX Corp.	51,200	731,393
Pacific Century Regional Developments Ltd.*	219,500	58,017
Pargesa Holding SA	1,265	88,352
Ricoh Leasing Co. Ltd.	7,100	183,241
Singapore Exchange Ltd.	16,700	93,627
Sofina SA	330	44,154
SRH NV*(c)	2,857	—
TMX Group Ltd.	425	18,984
Wendel SA	1,155	123,307
Zenkoku Hosho Co. Ltd.	1,600	63,775

		6,646,009

Diversified Telecommunication Services - 1.7%
B Communications Ltd.	1,000	24,742
BCE, Inc.	5,775	276,915
Bezeq The Israeli Telecommunication Corp. Ltd.	43,777	86,603
BT Group plc	186,560	1,023,850
Cellnex Telecom SAU(b)	2,254	39,900
Chorus Ltd.	19,855	64,151
Com Hem Holding AB	5,606	48,023
Deutsche Telekom AG (Registered)	67,705	1,152,702
Elisa OYJ	3,410	123,701
Euskaltel SA*(b)	4,565	40,971
HKBN Ltd.	49,000	58,472
HKT Trust & HKT Ltd.	87,400	138,084
Hutchison Telecommunications Hong Kong Holdings Ltd.	68,000	24,887
Iliad SA	617	119,950
Inmarsat plc	9,625	99,933
Koninklijke KPN NV	73,095	240,556
Manitoba Telecom Services, Inc.	700	20,704
Nippon Telegraph & Telephone Corp.	25,000	1,190,662
Orange SA	85,250	1,305,079
PCCW Ltd.	168,035	122,346
Proximus SADP	3,522	109,943
SFR Group SA	3,300	77,974

	Shares	Value
COMMON STOCKS - (continued)
Diversified Telecommunication Services - (continued)
Singapore Telecommunications Ltd.	166,000	$516,626
Spark New Zealand Ltd.	32,757	93,198
Sunrise Communications Group AG*(b)	770	49,915
Swisscom AG (Registered)(a)	553	272,995
TalkTalk Telecom Group plc	13,991	42,539
TDC A/S	30,635	161,294
Telecom Italia SpA*	208,561	178,066
Telecom Italia SpA (Retirement Savings Plan)	145,200	101,075
Telefonica Deutschland Holding AG	8,690	35,469
Telefonica SA	93,555	917,289
Telenor ASA	15,290	255,774
Telia Co. AB	94,380	431,896
Telstra Corp. Ltd.	90,310	396,053
TELUS Corp.	3,960	132,673
TPG Telecom Ltd.	7,176	69,976
Vivendi SA	25,465	500,755
Vocus Communications Ltd.	12,909	87,617

		10,633,358

Electric Utilities - 1.4%
Acciona SA	605	44,699
Alpiq Holding AG (Registered)*	55	4,154
AusNet Services	33,122	44,559
BKW AG	7,590	349,480
Cheung Kong Infrastructure Holdings Ltd.	15,000	132,604
Chubu Electric Power Co., Inc.	25,300	372,643
Chugoku Electric Power Co., Inc. (The)	5,706	71,990
CLP Holdings Ltd.(a)	44,000	458,147
Contact Energy Ltd.	17,105	66,615
EDP - Energias de Portugal SA	92,511	317,386
Electricite de France SA(a)	10,036	131,362
Elia System Operator SA/NV	1,045	55,700
Emera, Inc.(a)	3,300	123,189
Endesa SA	6,290	132,200
Enel SpA	282,095	1,299,034
Energiedienst Holding AG (Registered)	3,773	91,158
Fortis, Inc.	6,105	202,478
Fortum OYJ	9,460	157,093
HK Electric Investments & HK Electric Investments Ltd.(a)(b)	61,500	58,885
Hokkaido Electric Power Co., Inc.	5,800	46,180
Hokuriku Electric Power Co.	2,700	32,141
Hydro One Ltd.(b)	3,520	69,992
Iberdrola SA	123,255	846,965
Iberdrola SA*(c)	2,739	18,821
Infratil Ltd.	11,550	28,072
Kansai Electric Power Co., Inc. (The)*	28,400	265,032
Kyushu Electric Power Co., Inc.*	15,700	147,985
Mercury NZ Ltd.	17,270	38,985
Okinawa Electric Power Co., Inc. (The)	21,375	430,482
Power Assets Holdings Ltd.	44,000	430,647
Red Electrica Corp. SA	9,020	206,675
Romande Energie Holding SA (Registered)	165	176,703
Shikoku Electric Power Co., Inc.	10,500	110,343
Spark Infrastructure Group	37,950	75,571

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Electric Utilities - (continued)
SSE plc	37,513	$755,059
Terna Rete Elettrica Nazionale SpA	30,911	168,338
Tohoku Electric Power Co., Inc.	21,100	272,178
Tokyo Electric Power Co. Holdings, Inc.*	30,615	120,686
TrustPower Ltd.	2,903	17,105
Verbund AG	3,190	49,941

		8,421,277

Electrical Equipment - 0.9%
ABB Ltd. (Registered)*	43,010	916,763
Areva SA*(a)	5,877	25,696
Daihen Corp.	71,000	369,254
Fuji Electric Co. Ltd.	24,000	107,021
Fujikura Ltd.	4,000	22,794
Furukawa Electric Co. Ltd.	14,000	36,883
Futaba Corp.	3,400	63,631
Gamesa Corp. Tecnologica SA	5,060	107,197
GS Yuasa Corp.	21,000	86,676
Huber & Suhner AG (Registered)	715	41,726
Johnson Electric Holdings Ltd.	10,500	26,385
Legrand SA	5,555	306,556
Mabuchi Motor Co. Ltd.	2,000	92,111
Mitsubishi Electric Corp.	79,000	938,503
Nexans SA*	1,320	66,623
Nidec Corp.	5,955	548,231
Nissin Electric Co. Ltd.	400	6,975
Nitto Kogyo Corp.	18,600	257,353
Nordex SE*	1,320	36,489
OSRAM Licht AG	1,816	94,409
Prysmian SpA	4,794	112,150
Schneider Electric SE	12,540	820,617
Somfy SA	55	20,764
TKH Group NV, CVA	1,466	53,517
Ushio, Inc.	5,900	73,804
Vestas Wind Systems A/S	4,895	341,766

		5,573,894

Electronic Equipment, Instruments & Components - 1.5%
Alps Electric Co. Ltd.	6,000	136,996
ALSO Holding AG (Registered)*	1,980	151,709
Amano Corp.	2,600	42,342
Anritsu Corp.	6,200	36,298
Axis Communications AB	165	6,864
Azbil Corp.	300	9,118
Barco NV	440	33,866
Canon Electronics, Inc.	9,500	145,348
Celestica, Inc.*	73,168	811,326
Citizen Holdings Co. Ltd.	8,700	47,029
CONEXIO Corp.	13,100	194,420
Dexerials Corp.	27,500	223,789
Electrocomponents plc(a)	14,406	56,080
Enplas Corp.	7,900	223,391
Evertz Technologies Ltd.	300	4,067
FIH Mobile Ltd.(a)	133,000	45,248
Fingerprint Cards AB, Class B*(a)	5,880	68,733
Halma plc	9,075	126,393
Hamamatsu Photonics KK	3,400	101,186
Hexagon AB, Class B	5,555	219,703
Hirose Electric Co. Ltd.	745	93,266
Hitachi High-Technologies Corp.	1,000	34,444
Hitachi Ltd.	167,000	776,460
Horiba Ltd.(a)	300	14,197
Ibiden Co. Ltd.	5,100	65,936

	Shares	Value
COMMON STOCKS - (continued)
Electronic Equipment, Instruments & Components - (continued)
Inficon Holding AG (Registered)*	110	$40,434
Ingenico Group SA	1,210	132,643
Iriso Electronics Co. Ltd.	600	35,361
Japan Aviation Electronics Industry Ltd.	2,044	30,435
Japan Display, Inc.*	12,700	23,173
Jenoptik AG	2,585	44,285
Keyence Corp.	1,000	711,519
Kudelski SA*	1,705	36,430
Kyocera Corp.	9,200	439,061
Lagercrantz Group AB(a)	3,520	33,412
Laird plc	11,144	43,396
Macnica Fuji Electronics Holdings, Inc.	22,000	214,880
Mitsumi Electric Co. Ltd.*(a)	54,400	276,021
Murata Manufacturing Co. Ltd.	4,600	575,645
Nichicon Corp.	43,600	326,729
Nippon Electric Glass Co. Ltd.	6,000	27,516
Nippon Signal Co. Ltd.	37,500	360,784
Nohmi Bosai Ltd.	2,000	30,209
Oki Electric Industry Co. Ltd.	28,000	38,523
Omron Corp.	5,800	194,682
Renishaw plc	1,617	55,841
Ryosan Co. Ltd.	1,400	43,577
Shimadzu Corp.	7,000	103,069
Siix Corp.	12,014	447,221
Spectris plc	2,750	68,606
Taiyo Yuden Co. Ltd.	2,500	22,711
TDK Corp.	4,900	305,518
Topcon Corp.	1,400	13,579
Truly International Holdings Ltd.	900,000	489,436
Venture Corp. Ltd.	10,500	69,578
Yaskawa Electric Corp.	5,500	76,206
Yokogawa Electric Corp.	8,000	104,679

		9,083,368

Energy Equipment & Services - 1.0%
Aker Solutions ASA*	7,535	31,498
Amec Forster Wheeler plc	15,730	93,125
Bourbon Corp.(a)	18,344	217,029
Canadian Energy Services & Technology Corp.(a)	131,285	354,375
Enerflex Ltd.	3,685	32,271
Ensign Energy Services, Inc.	73,535	406,570
Fugro NV, CVA*	2,335	41,282
Hunting plc(a)	80,355	435,284
John Wood Group plc	14,740	129,066
Modec, Inc.	11,000	172,806
Mullen Group Ltd.	4,455	53,636
Ocean Yield ASA(a)	22,165	182,233
Pason Systems, Inc.	3,018	40,478
Petrofac Ltd.	9,900	97,990
Petroleum Geo-Services ASA*(a)	124,465	247,958
Precision Drilling Corp.	173,305	740,239
Saipem SpA*	91,685	40,078
SBM Offshore NV	7,324	97,871
Schoeller-Bleckmann Oilfield Equipment AG	202	12,388
Seadrill Ltd.*	10,883	32,323
Secure Energy Services, Inc.	4,100	24,681
ShawCor Ltd.	2,274	51,930
Subsea 7 SA*(a)	11,753	125,931
Technip SA	4,620	257,928

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Energy Equipment & Services - (continued)
Tecnicas Reunidas SA(a)	19,250	$595,310
Tenaris SA	10,175	136,083
TGS Nopec Geophysical Co. ASA(a)	2,456	40,851
Transocean Ltd.	14,600	160,454
Vallourec SA*(a)	203,122	739,799
WorleyParsons Ltd.	129,690	727,453

		6,318,920

Food & Staples Retailing - 1.5%
Aeon Co. Ltd.	17,913	259,034
Ain Holdings, Inc.	600	41,509
Alimentation Couche-Tard, Inc., Class B	9,295	420,754
Arcs Co. Ltd.	2,918	75,651
Axfood AB	352	6,344
Booker Group plc	38,555	89,070
Carrefour SA(a)	13,310	333,474
Casino Guichard Perrachon SA	2,310	125,154
Cawachi Ltd.	5,500	128,799
cocokara fine, Inc.	700	24,965
Colruyt SA	1,430	79,779
Cosmos Pharmaceutical Corp.	100	20,979
Create SD Holdings Co. Ltd.	2,000	49,178
Dairy Farm International Holdings Ltd.	4,500	30,060
Distribuidora Internacional de Alimentacion SA(a)	22,880	142,793
Empire Co. Ltd., Class A	5,720	91,236
FamilyMart Co. Ltd.	1,300	76,870
George Weston Ltd.	1,155	102,706
Greggs plc(a)	5,530	75,918
Heiwado Co. Ltd.	1,200	23,348
ICA Gruppen AB	1,371	45,998
Inageya Co. Ltd.	598	8,210
J Sainsbury plc(a)	47,196	140,551
Jean Coutu Group PJC, Inc. (The), Class A	4,015	58,221
Jeronimo Martins SGPS SA	4,674	78,270
Kato Sangyo Co. Ltd.	17,300	418,468
Kesko OYJ, Class A	1,178	48,463
Kesko OYJ, Class B(a)	2,090	93,158
Koninklijke Ahold Delhaize NV	28,107	671,350
Kusuri No Aoki Co. Ltd.	600	31,146
Lawson, Inc.(a)	1,600	123,491
Loblaw Cos. Ltd.	4,895	273,381
MARR SpA	1,155	24,295
Matsumotokiyoshi Holdings Co. Ltd.(a)	1,200	53,452
Metcash Ltd.*	540,714	887,694
METRO AG(a)	2,961	95,295
Metro, Inc.	5,445	198,209
Nihon Chouzai Co. Ltd.	5,500	239,352
North West Co., Inc. (The)	2,420	56,601
Olam International Ltd.	27,500	39,107
Rallye SA	12,705	220,782
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	375	14,512
Seven & i Holdings Co. Ltd.	16,800	705,375
Shufersal Ltd.	3,578	12,551
Sligro Food Group NV	1,155	44,043
Sonae SGPS SA	18,183	14,152
Sugi Holdings Co. Ltd.	800	40,279
Sundrug Co. Ltd.	800	69,708

	Shares	Value
COMMON STOCKS - (continued)
Food & Staples Retailing - (continued)
Tesco plc*	176,605	$365,786
Tsuruha Holdings, Inc.	900	102,747
UNY Group Holdings Co. Ltd.	3,900	31,661
Valor Holdings Co. Ltd.	2,300	63,400
Welcia Holdings Co. Ltd.	900	59,628
Wesfarmers Ltd.	24,365	795,004
Wm Morrison Supermarkets plc(a)	87,780	216,542
Woolworths Ltd.	26,730	475,601
Yaoko Co. Ltd.	1,800	84,568

		9,098,672

Food Products - 2.7%
a2 Milk Co. Ltd.*	31,295	44,463
AAK AB	442	32,761
AGT Food & Ingredients, Inc.	1,100	26,714
Ajinomoto Co., Inc.	14,600	375,880
Ariake Japan Co. Ltd.	800	44,182
Aryzta AG*	3,630	136,907
Associated British Foods plc	7,480	267,248
Austevoll Seafood ASA	4,125	36,363
Australian Agricultural Co. Ltd.*	12,274	18,938
Bakkafrost P/F	1,100	42,875
Barry Callebaut AG (Registered)*(a)	38	49,857
Bega Cheese Ltd.	7,095	33,434
Bell AG (Registered)	825	325,877
Bellamy’s Australia Ltd.(a)	3,905	35,052
Bonduelle SCA	7,920	204,675
Bourbon Corp.	11,000	213,592
Bumitama Agri Ltd.(a)	194,800	101,526
C.P. Pokphand Co. Ltd.	317,384	36,810
Calbee, Inc.(a)	3,200	140,821
Chocoladefabriken Lindt & Spruengli AG(a)	55	324,383
Chocoladefabriken Lindt & Spruengli AG (Registered)(a)	4	283,408
Cloetta AB, Class B	9,240	33,783
Costa Group Holdings Ltd.	13,860	30,549
Cranswick plc(a)	2,200	68,379
Dairy Crest Group plc(a)	8,688	69,556
Danone SA	13,090	1,008,258
Delfi Ltd.	5,000	9,195
Dydo Drinco, Inc.	100	5,211
Ebro Foods SA	1,485	33,876
Emmi AG (Registered)*	41	26,515
Ezaki Glico Co. Ltd.	1,300	78,138
First Resources Ltd.	18,000	21,644
Fuji Oil Holdings, Inc.	3,400	74,745
Fujicco Co. Ltd.	2,000	57,706
Glanbia plc	4,455	85,812
Golden Agri-Resources Ltd.	223,000	59,772
GrainCorp Ltd., Class A	4,730	30,486
Greencore Group plc	19,256	83,755
House Foods Group, Inc.(a)	2,400	59,060
Itoham Yonekyu Holdings, Inc.*	6,500	67,103
J-Oil Mills, Inc.	49,000	165,907
Kagome Co. Ltd.	500	13,622
Kameda Seika Co. Ltd.	200	11,065
Kerry Group plc, Class A	3,410	291,903
Kewpie Corp.	1,000	30,883
Kikkoman Corp.	4,000	142,655
KWS Saat SE	116	37,021
LDC SA	990	183,496
Leroy Seafood Group ASA	935	44,969

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Food Products - (continued)
Maple Leaf Foods, Inc.	1,870	$42,618
Marine Harvest ASA*	12,739	217,184
Maruha Nichiro Corp.	26,400	671,302
Megmilk Snow Brand Co. Ltd.	214	7,434
MEIJI Holdings Co. Ltd.	3,300	346,470
Mitsui Sugar Co. Ltd.	42,000	209,826
Morinaga & Co. Ltd.	3,000	19,847
Morinaga Milk Industry Co. Ltd.	6,000	44,611
Nestle SA (Registered)	68,619	5,516,784
NH Foods Ltd.(a)	4,000	97,692
Nichirei Corp.	7,000	66,937
Nippon Flour Mills Co. Ltd.	5,000	36,640
Nippon Suisan Kaisha Ltd.	12,100	60,332
Nisshin Oillio Group Ltd. (The)	7,000	33,127
Nisshin Seifun Group, Inc.	7,090	117,400
Nissin Foods Holdings Co. Ltd.	1,500	85,476
Norway Royal Salmon ASA	10,615	176,436
Origin Enterprises plc	75,350	455,089
Orkla ASA	14,960	139,069
Premium Brands Holdings Corp.	1,100	47,516
Prima Meat Packers Ltd.(a)	82,000	261,638
Raisio OYJ, Class V	4,125	19,005
Riken Vitamin Co. Ltd.	800	37,547
S Foods, Inc.(a)	10,000	269,600
Sakata Seed Corp.	2,800	69,341
Salmar ASA	1,760	54,850
Saputo, Inc.	4,249	127,824
Schouw & Co.	8,085	469,192
Showa Sangyo Co. Ltd.	68,000	325,121
Suedzucker AG	1,589	39,749
Super Group Ltd.	12,000	7,192
Tate & Lyle plc(a)	9,708	93,190
Toyo Suisan Kaisha Ltd.	2,800	125,131
Vilmorin & Cie SA	38	2,518
Viscofan SA	825	44,144
Wessanen	3,410	41,602
WH Group Ltd.(a)(b)	284,500	224,009
Wilmar International Ltd.	88,300	203,147
Yakult Honsha Co. Ltd.(a)	2,700	130,146
Yamazaki Baking Co. Ltd.	3,000	82,754

		16,620,320

Gas Utilities - 0.5%
APA Group	24,860	183,469
Enagas SA	5,115	155,980
Gas Natural SDG SA	12,760	264,045
Hong Kong & China Gas Co. Ltd.(a)	158,064	293,316
Osaka Gas Co. Ltd.	70,000	284,276
Rubis SCA	1,620	130,777
Saibu Gas Co. Ltd.	33,000	82,432
Shizuoka Gas Co. Ltd.	35,200	265,842
Snam SpA	41,977	242,919
Superior Plus Corp.	84,546	739,749
Toho Gas Co. Ltd.(a)	8,000	70,801
Tokyo Gas Co. Ltd.	73,000	312,699
Valener, Inc.	1,870	32,351

		3,058,656

Health Care Equipment & Supplies - 0.8%
Ambu A/S, Class B	1,775	75,521
Ansell Ltd.	1,947	28,664
Asahi Intecc Co. Ltd.	2,800	129,638
BioMerieux	275	38,025
Carl Zeiss Meditec AG	715	26,705

	Shares	Value
COMMON STOCKS - (continued)
Health Care Equipment & Supplies - (continued)
Cochlear Ltd.	1,210	$122,067
Coloplast A/S, Class B	2,255	176,970
CYBERDYNE, Inc.*(a)	1,500	29,170
DiaSorin SpA	869	54,710
Draegerwerk AG & Co. KGaA	1,473	84,039
Draegerwerk AG & Co. KGaA (Preference)	4,950	327,747
Elekta AB, Class B	5,796	46,254
Essilor International SA	4,235	542,485
Fisher & Paykel Healthcare Corp. Ltd.	12,815	97,043
Fukuda Denshi Co. Ltd.	6,363	386,182
Getinge AB, Class B	4,824	98,081
GN Store Nord A/S	2,532	47,850
Hogy Medical Co. Ltd.	700	45,148
Hoya Corp.	7,900	283,285
Ion Beam Applications	880	41,488
Jeol Ltd.	6,000	24,179
LivaNova plc*	400	20,820
Nagaileben Co. Ltd.	500	11,968
Nakanishi, Inc.	1,700	58,638
Nihon Kohden Corp.	1,200	33,605
Nikkiso Co. Ltd.	3,000	21,193
Nipro Corp.	3,800	47,535
Olympus Corp.	6,600	230,551
Paramount Bed Holdings Co. Ltd.	800	30,522
Sartorius AG (Preference)	1,595	127,492
Sartorius Stedim Biotech	770	54,660
Smith & Nephew plc	19,910	328,581
Sonova Holding AG (Registered)(a)	1,265	173,824
Straumann Holding AG (Registered)(a)	189	72,407
Sysmex Corp.	3,900	273,230
Terumo Corp.(a)	7,000	302,922
William Demant Holding A/S*	1,620	33,075
Ypsomed Holding AG (Registered)*	165	32,848

		4,559,122

Health Care Providers & Services - 0.7%
Alfresa Holdings Corp.	4,100	90,733
Amplifon SpA(a)	3,837	38,273
As One Corp.	700	28,926
Attendo AB(b)	3,465	34,413
BML, Inc.	200	9,601
Celesio AG	1,045	30,248
Chartwell Retirement Residences	2,222	27,024
EBOS Group Ltd.	1,980	23,562
Estia Health Ltd.(a)	8,690	33,883
Extendicare, Inc.	4,950	31,164
Fresenius Medical Care AG & Co. KGaA	4,620	422,398
Fresenius SE & Co. KGaA	8,580	640,822
Healthscope Ltd.	34,595	77,830
Integrated Diagnostics Holdings plc	5,435	21,360
Japara Healthcare Ltd.	8,360	16,457
Korian SA	1,281	45,374
Lifco AB, Class B	896	27,247
McCarthy & Stone plc(a)(b)	21,890	49,640
Mediclinic International plc	7,920	112,935
Medipal Holdings Corp.	5,700	94,106
Metlifecare Ltd.	2,748	11,178
Miraca Holdings, Inc.	1,200	55,384
NichiiGakkan Co. Ltd.(a)	25,600	181,849

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Health Care Providers & Services - (continued)
NMC Health plc(a)	2,026	$29,724
Orpea	1,116	98,652
Primary Health Care Ltd.	264,220	821,355
Raffles Medical Group Ltd.	21,785	25,546
Ramsay Health Care Ltd.	2,860	171,269
RHOEN-KLINIKUM AG	917	27,020
Ryman Healthcare Ltd.	11,275	77,494
Ship Healthcare Holdings, Inc.	3,300	100,464
Sigma Pharmaceuticals Ltd.	49,995	49,208
Sonic Healthcare Ltd.	7,576	132,322
Spire Healthcare Group plc	11,495	49,281
Summerset Group Holdings Ltd.	11,172	38,191
Suzuken Co. Ltd.	1,980	63,756
Toho Holdings Co. Ltd.	4,200	94,668
Tokai Corp.	11,000	375,128
Town Health International Medical Group Ltd.	286,000	45,701
UDG Healthcare plc	11,330	87,474

		4,391,660

Health Care Technology - 0.0%(d)
CompuGroup Medical SE	624	26,949
EMIS Group plc(a)	2,640	35,927
M3, Inc.	2,800	90,433

		153,309

Hotels, Restaurants & Leisure - 1.8%
Accor SA	3,905	163,426
Accordia Golf Co. Ltd.	40,700	476,160
Ainsworth Game Technology Ltd.	3,340	5,306
Amaya, Inc.*(a)	3,644	56,474
Ardent Leisure Group	21,789	35,109
Aristocrat Leisure Ltd.	12,815	155,256
Atom Corp.	4,200	28,236
Autogrill SpA	6,590	57,333
Betsson AB*	2,915	27,447
Cafe de Coral Holdings Ltd.	6,000	20,181
Carnival plc	4,565	220,740
Codere SA*	41,800	19,165
Colowide Co. Ltd.	3,500	65,332
Compass Group plc	35,090	669,018
Corporate Travel Management Ltd.	3,355	39,830
Crown Resorts Ltd.	6,545	65,166
Dalata Hotel Group plc*	5,571	24,109
DO & CO AG	330	26,038
Domino’s Pizza Enterprises Ltd.	1,430	81,733
Domino’s Pizza Group plc	15,021	79,155
Doutor Nichires Holdings Co. Ltd.	2,700	51,848
Enterprise Inns plc*	294,360	344,900
Euro Disney SCA (Registered)*	11,550	16,274
Evolution Gaming Group AB(b)	705	20,324
Flight Centre Travel Group Ltd.(a)	659	16,123
Fuji Kyuko Co. Ltd.	2,000	28,277
Fujita Kanko, Inc.	2,000	7,435
Galaxy Entertainment Group Ltd.	66,000	219,434
Genting Singapore plc	144,000	84,163
GL Ltd.	13,000	7,840
Great Canadian Gaming Corp.*	1,760	25,130
Greene King plc	10,945	118,070
GVC Holdings plc*	6,380	53,450
HIS Co. Ltd.(a)	800	21,420
Hongkong & Shanghai Hotels Ltd. (The)	26,626	28,479
Ichibanya Co. Ltd.	1,000	33,371

	Shares	Value
COMMON STOCKS - (continued)
Hotels, Restaurants & Leisure - (continued)
Imperial Hotel Ltd.	100	$2,067
InterContinental Hotels Group plc	4,961	199,051
International Game Technology plc	5,500	114,950
Intertain Group Ltd. (The)*	39,216	311,250
J D Wetherspoon plc	3,795	42,929
Kingston Financial Group Ltd.*(a)	32,000	14,144
Kura Corp.	500	26,492
Kyoritsu Maintenance Co. Ltd.	400	29,624
Ladbrokes plc	44,660	82,242
Macau Legend Development Ltd.*	60,000	8,428
Mandarin Oriental International Ltd.	8,000	10,840
Mantra Group Ltd.	13,420	36,618
Marston’s plc(a)	330,673	623,868
McDonald’s Holdings Co. Japan Ltd.	800	24,472
Melco International Development Ltd.	21,000	21,541
Melia Hotels International SA	2,585	30,699
Merlin Entertainments plc(b)	12,265	77,057
MGM China Holdings Ltd.(a)	13,600	19,699
Millennium & Copthorne Hotels plc(a)	4,198	25,193
Mitchells & Butlers plc(a)	124,850	417,392
MOS Food Services, Inc.	2,100	61,452
NagaCorp Ltd.	786,000	536,833
NH Hotel Group SA*	7,315	33,293
Ohsho Food Service Corp.	1,504	57,380
Oriental Land Co. Ltd.(a)	5,000	317,607
OUE Ltd.	21,000	23,453
Paddy Power Betfair plc	1,880	220,743
Pandox AB	2,365	40,491
Parques Reunidos Servicios Centrales SAU*(b)	29,040	422,162
Plenus Co. Ltd.	1,000	17,847
Rank Group plc	1,756	5,187
Resorttrust, Inc.	600	13,729
Restaurant Brands International, Inc.	4,187	187,573
Restaurant Brands International, Inc.*	3,458	154,915
Restaurant Group plc (The)(a)	118,470	557,130
Retail Food Group Ltd.	7,425	32,562
Rezidor Hotel Group AB	3,130	13,058
Royal Holdings Co. Ltd.	1,600	30,038
Saizeriya Co. Ltd.	1,300	28,985
Sands China Ltd.(a)	49,200	187,671
Scandic Hotels Group AB*(b)	27,665	211,538
Shangri-La Asia Ltd.	32,000	34,351
SJM Holdings Ltd.(a)	64,672	40,337
SKYCITY Entertainment Group Ltd.	18,055	66,018
Skylark Co. Ltd.	3,700	49,316
Sodexo SA	2,035	238,373
SSP Group plc	18,173	77,114
St. Marc Holdings Co. Ltd.	1,400	42,348
Star Entertainment Grp Ltd. (The)	18,462	83,070
Tabcorp Holdings Ltd.	17,988	66,855
Tatts Group Ltd.	31,350	98,408
Thomas Cook Group plc*	410,960	354,661
Tokyo Dome Corp.	6,500	58,350
Tokyotokeiba Co. Ltd.	9,000	20,462
Toridoll.corp	1,600	46,914
TUI AG	19,217	251,534
Unibet Group plc, SDR	4,675	47,772
Whistler Blackcomb Holdings, Inc.	1,540	29,594
Whitbread plc	3,811	195,260

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Hotels, Restaurants & Leisure - (continued)
William Hill plc	33,220	$141,096
Wynn Macau Ltd.(a)	44,400	72,093
Yoshinoya Holdings Co. Ltd.	4,900	69,662
Zensho Holdings Co. Ltd.	3,600	57,925

		10,805,468

Household Durables - 1.5%
Alpine Electronics, Inc.	3,600	39,448
Barratt Developments plc	37,455	217,564
Bellway plc	4,675	130,099
Berkeley Group Holdings plc	4,634	165,073
Bovis Homes Group plc(a)	77,754	844,970
Breville Group Ltd.	3,137	19,098
Casio Computer Co. Ltd.(a)	4,500	64,853
Chofu Seisakusho Co. Ltd.	200	5,109
Clarion Co. Ltd.	13,000	32,473
Countryside Properties plc*	12,485	37,595
Crest Nicholson Holdings plc	148,720	843,728
De’ Longhi SpA	1,155	28,867
DFS Furniture plc	73,700	210,381
Dorel Industries, Inc., Class B	15,290	441,447
Electrolux AB, Series B	5,170	140,437
Fiskars OYJ Abp	440	8,920
Foster Electric Co. Ltd.	16,737	327,277
Fujitsu General Ltd.	2,000	47,129
GUD Holdings Ltd.	4,785	36,550
Haseko Corp.	13,700	146,912
Husqvarna AB, Class B	10,285	88,527
Iida Group Holdings Co. Ltd.	6,100	122,256
JM AB(a)	3,328	86,540
Man Wah Holdings Ltd.	29,600	21,590
Nikon Corp.(a)	11,400	162,515
Nobia AB	2,640	24,858
PanaHome Corp.	4,000	31,810
Panasonic Corp.	88,200	870,080
Persimmon plc	10,552	236,347
Pioneer Corp.*	15,600	28,769
Redrow plc	9,625	43,206
Rinnai Corp.	900	88,959
Sangetsu Co. Ltd.	2,256	44,202
SEB SA	648	86,303
Sekisui Chemical Co. Ltd.	20,600	303,317
Sekisui House Ltd.(a)	25,400	428,393
Sharp Corp.*(a)	46,000	41,294
Sony Corp.	27,500	880,665
Starts Corp., Inc.	19,200	386,866
Steinhoff International Holdings NV(a)	83,435	529,857
Sumitomo Forestry Co. Ltd.	8,000	113,578
Tamron Co. Ltd.	11,000	160,892
Taylor Wimpey plc	120,010	246,495
Techtronic Industries Co. Ltd.	44,500	188,381
Token Corp.	310	26,014
TomTom NV*	5,274	45,082
Zojirushi Corp.	1,700	28,083

		9,102,809

Household Products - 0.5%
Earth Chemical Co. Ltd.	600	28,599
Henkel AG & Co. KGaA	2,145	232,909
Henkel AG & Co. KGaA (Preference)	3,663	456,311
Lion Corp.	5,000	75,962
Pigeon Corp.	2,400	60,419
PZ Cussons plc	12,210	55,069

	Shares	Value
COMMON STOCKS - (continued)
Household Products - (continued)
Reckitt Benckiser Group plc	13,970	$1,358,082
Svenska Cellulosa AB SCA, Class A	3,160	93,948
Svenska Cellulosa AB SCA, Class B	10,860	323,888
Unicharm Corp.	11,800	244,555

		2,929,742

Independent Power and Renewable Electricity Producers - 0.1%
Algonquin Power & Utilities Corp.	6,486	60,729
Boralex, Inc., Class A	2,035	31,132
Capital Power Corp.	4,687	75,478
Drax Group plc(a)	17,985	81,617
EDP Renovaveis SA	6,490	52,537
Electric Power Development Co. Ltd.	9,300	215,156
ERG SpA	2,090	24,189
Innergex Renewable Energy, Inc.	4,235	50,792
Meridian Energy Ltd.	28,875	58,309
Northland Power, Inc.	2,420	45,522
Saeta Yield SA	2,970	30,469
TransAlta Corp.	11,427	54,592
TransAlta Renewables, Inc.	4,100	44,300

		824,822

Industrial Conglomerates - 1.1%
CIR-Compagnie Industriali Riunite SpA	13,420	15,412
CK Hutchison Holdings Ltd.	99,856	1,168,426
Daetwyler Holding AG	334	44,927
DCC plc	1,980	177,316
Gallant Venture Ltd.*	389,500	56,550
Hopewell Holdings Ltd.	8,000	26,546
Indus Holding AG	990	49,071
Italmobiliare SpA	1,045	35,688
Jardine Matheson Holdings Ltd.	10,200	604,860
Jardine Strategic Holdings Ltd.	6,400	195,840
Keihan Holdings Co. Ltd.	10,000	72,108
Keppel Corp. Ltd.(a)	55,100	215,379
Koninklijke Philips NV	20,901	557,903
Nisshinbo Holdings, Inc.	7,500	70,327
NWS Holdings Ltd.	88,071	143,911
Rheinmetall AG	1,234	86,411
Seibu Holdings, Inc.	6,700	118,722
Sembcorp Industries Ltd.(a)	37,100	76,515
Shun Tak Holdings Ltd.	1,042,000	337,041
Siemens AG (Registered)	17,215	1,869,625
Smiths Group plc	7,920	132,809
TOKAI Holdings Corp.(a)	73,095	478,575
Toshiba Corp.*(a)	145,000	380,875

		6,914,837

Insurance - 4.8%
Admiral Group plc	5,562	159,804
Aegon NV	55,400	225,874
Ageas	7,755	260,985
AIA Group Ltd.	255,600	1,582,688
Allianz SE (Registered)	16,830	2,414,625
Assicurazioni Generali SpA	50,105	660,032
Aviva plc	150,755	782,816
AXA SA	70,510	1,437,396
Baloise Holding AG (Registered)	1,871	211,406
Beazley plc	21,065	110,837
Clal Insurance Enterprises Holdings Ltd.*	13,310	143,039
CNP Assurances	5,555	84,885
Coface SA	55,463	282,446
Convoy Financial Holdings Ltd.*	1,650,000	51,031

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Insurance - (continued)
Dai-ichi Life Insurance Co. Ltd. (The)	44,000	$582,173
Delta Lloyd NV(a)	256,025	914,728
Direct Line Insurance Group plc	53,043	246,629
esure Group plc	9,084	31,418
Euler Hermes Group	329	27,221
Fairfax Financial Holdings Ltd.	508	272,693
Gjensidige Forsikring ASA	3,960	66,902
Great-West Lifeco, Inc.	10,615	276,028
Grupo Catalana Occidente SA	2,102	59,093
Hannover Rueck SE	2,255	230,782
Harel Insurance Investments & Financial Services Ltd.	69,708	255,685
Helvetia Holding AG (Registered)	245	123,457
Hiscox Ltd.	6,160	86,694
IDI Insurance Co. Ltd.	3,320	161,148
Industrial Alliance Insurance & Financial Services, Inc.	3,905	127,267
Insurance Australia Group Ltd.	50,710	232,795
Intact Financial Corp.	2,751	197,436
Japan Post Holdings Co. Ltd.	11,000	146,295
Jardine Lloyd Thompson Group plc	3,135	40,791
JRP Group plc(a)	264,936	372,509
Lancashire Holdings Ltd.(a)	116,560	932,409
Legal & General Group plc	215,107	587,474
Manulife Financial Corp.	73,425	1,002,235
Mapfre SA	32,340	79,272
Medibank Pvt Ltd.	61,820	144,248
Menora Mivtachim Holdings Ltd.*	13,926	112,171
Migdal Insurance & Financial Holding Ltd.	221,760	134,869
MS&AD Insurance Group Holdings, Inc.	20,000	586,622
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	5,280	880,931
nib holdings Ltd.	10,835	38,129
NN Group NV	3,575	96,446
Novae Group plc(a)	38,170	412,268
Old Mutual plc	158,070	441,985
Phoenix Group Holdings	5,225	55,671
Phoenix Holdings Ltd. (The)*	39,108	95,456
Poste Italiane SpA(b)	16,555	115,241
Power Corp. of Canada	12,816	279,504
Power Financial Corp.	8,415	194,815
Protector Forsikring ASA	4,015	34,559
Prudential plc	54,560	967,065
QBE Insurance Group Ltd.	50,765	423,266
RSA Insurance Group plc	37,897	250,422
Saga plc	13,805	37,299
Sampo OYJ, Class A	10,838	449,273
SCOR SE	6,765	197,710
Societa Cattolica di Assicurazioni SCRL	85,305	601,449
Sompo Japan Nipponkoa Holdings, Inc.	14,000	459,540
Sony Financial Holdings, Inc.(a)	8,500	108,567
St. James’s Place plc	11,385	139,973
Standard Life plc	75,130	302,143
Steadfast Group Ltd.	33,550	53,804
Storebrand ASA*	17,930	68,055
Sun Life Financial, Inc.	22,605	745,728
Suncorp Group Ltd.	47,905	488,989
Swiss Life Holding AG (Registered)*	1,155	264,714

	Shares	Value
COMMON STOCKS - (continued)
Insurance - (continued)
Swiss Re AG	12,485	$1,050,913
T&D Holdings, Inc.	22,100	229,981
Talanx AG	1,155	34,763
Tokio Marine Holdings, Inc.	29,200	1,151,076
Topdanmark A/S*	1,650	40,956
Tryg A/S	2,365	44,125
Unipol Gruppo Finanziario SpA	21,702	60,185
UnipolSai SpA	50,490	84,691
UNIQA Insurance Group AG(a)	5,720	35,436
Vienna Insurance Group AG Wiener Versicherung Gruppe	580	11,519
Wuestenrot & Wuerttembergische AG	11,881	232,703
Zurich Insurance Group AG*	5,555	1,338,672

		28,956,930

Internet & Catalog Retail - 0.3%
AO World plc*(a)	6,710	13,096
ASOS plc*(a)	1,589	95,043
Belluna Co. Ltd.	27,600	178,820
Home Retail Group plc	477,125	978,091
N Brown Group plc(a)	92,840	214,356
Ocado Group plc*(a)	8,653	30,629
Rakuten, Inc.	17,000	194,989
Start Today Co. Ltd.	600	28,687
Takkt AG	1,485	35,661
Trade Me Group Ltd.	9,570	35,338
Yoox Net-A-Porter Group SpA*	2,041	57,150
Zalando SE*(b)	1,490	56,526
zooplus AG*	220	31,773

		1,950,159

Internet Software & Services - 0.2%
Aconex Ltd.*	6,710	40,901
Auto Trader Group plc(b)	15,730	77,420
carsales.com Ltd.	3,812	36,825
COOKPAD, Inc.	500	7,060
DeNA Co. Ltd.(a)	4,000	103,352
Dip Corp.	1,400	42,484
F@N Communications, Inc.	2,200	17,925
Gree, Inc.	2,000	10,148
Gurunavi, Inc.	1,800	47,667
iSentia Group Ltd.	11,055	26,383
Just Eat plc*	12,483	89,001
Kakaku.com, Inc.(a)	4,900	102,413
Mixi, Inc.	1,200	43,206
Moneysupermarket.com Group plc	10,615	42,069
NetEnt AB*	4,510	38,291
Opera Software ASA*	2,978	18,739
Rightmove plc(a)	2,386	128,331
Scout24 AG*(b)	825	33,950
SMS Co. Ltd.	1,600	37,875
SUNeVision Holdings Ltd.	407,000	163,116
United Internet AG (Registered)	2,530	111,865
XING AG	165	32,944
Yahoo Japan Corp.	25,700	114,100
Zoopla Property Group plc(b)	13,398	52,298

		1,418,363

IT Services - 0.8%
Alten SA	1,155	80,104
Altran Technologies SA	3,520	51,092
Amadeus IT Holding SA, Class A	9,694	455,239
Atea ASA	48,795	511,244
Atos SE	3,092	303,130
Bechtle AG	708	81,864

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
IT Services - (continued)
Capgemini SA	3,699	$355,524
CGI Group, Inc., Class A*	5,775	280,723
Computacenter plc(a)	3,355	36,437
Computershare Ltd.	9,900	66,817
DH Corp.(a)	2,110	52,182
Digital Garage, Inc.	1,900	36,263
DTS Corp.	11,000	218,959
Econocom Group SA/NV	2,640	34,585
FDM Group Holdings plc	3,850	30,925
Formula Systems 1985 Ltd.	4,272	161,290
Fujitsu Ltd.	64,000	270,401
GMO Payment Gateway, Inc.	400	23,028
Indra Sistemas SA*	5,537	67,150
IRESS Ltd.	6,581	56,521
Itochu Techno-Solutions Corp.	1,200	29,050
Link Administration Holdings Ltd.*	4,895	32,145
NCC Group plc	12,210	52,703
NEC Networks & System Integration Corp.	21,000	387,071
NET One Systems Co. Ltd.	46,500	315,339
Nihon Unisys Ltd.	2,600	35,644
Nomura Research Institute Ltd.	1,650	58,604
NTT Data Corp.	5,500	274,235
Obic Co. Ltd.	1,500	88,257
Otsuka Corp.	900	46,456
Paysafe Group plc*	9,790	50,173
Reply SpA	220	31,490
SCSK Corp.	400	16,783
Sopra Steria Group	495	58,121
Tieto OYJ	1,934	55,668
TIS, Inc.	2,300	60,011
Transcosmos, Inc.	2,100	60,099
Wirecard AG(a)	2,357	109,619
Worldline SA*	1,045	31,265
Worldpay Group plc*(b)	20,350	79,273

		5,045,484

Leisure Products - 0.2%
Amer Sports OYJ	2,640	74,926
Bandai Namco Holdings, Inc.	6,700	178,932
BRP, Inc.*	19,745	320,995
Heiwa Corp.	1,250	25,784
Mizuno Corp.	4,000	21,037
Sankyo Co. Ltd.	900	32,976
Sega Sammy Holdings, Inc.	5,800	64,121
Shimano, Inc.	1,900	301,264
Thule Group AB(b)	2,805	45,115
Tomy Co. Ltd.	3,700	33,395
Yamaha Corp.	4,600	128,550
Yonex Co. Ltd.	600	37,879

		1,264,974

Life Sciences Tools & Services - 0.1%
Clinigen Group plc	4,510	39,790
Eurofins Scientific SE	147	55,142
Genfit*	840	22,586
Gerresheimer AG	736	63,184
Lonza Group AG (Registered)*	1,265	239,139
MorphoSys AG*	1,100	48,711
QIAGEN NV*	5,500	147,400
Siegfried Holding AG (Registered)*	165	34,812
Tecan Group AG (Registered)	495	79,798

		730,562

	Shares	Value
COMMON STOCKS - (continued)
Machinery - 3.4%
Aalberts Industries NV	1,980	$65,749
Aida Engineering Ltd.	37,600	316,253
Alfa Laval AB(a)	6,270	99,119
Alstom SA*	3,962	97,538
Amada Holdings Co. Ltd.	13,500	148,456
ANDRITZ AG	1,441	73,480
Asahi Diamond Industrial Co. Ltd.	2,500	19,442
Atlas Copco AB, Class A	12,575	354,111
Atlas Copco AB, Class B	9,185	235,615
ATS Automation Tooling Systems, Inc.*	5,484	41,927
Bando Chemical Industries Ltd.	55,000	272,625
Bodycote plc	8,415	65,416
Bucher Industries AG (Registered)	275	68,490
Burckhardt Compression Holding AG	141	42,346
Cargotec OYJ, Class B	1,540	69,039
CKD Corp.	35,000	330,243
Construcciones y Auxiliar de Ferrocarriles SA	1,045	380,896
Conzzeta AG (Registered)	55	36,536
Daifuku Co. Ltd.	4,800	101,728
Danieli & C Officine Meccaniche SpA	7,603	149,891
Danieli & C Officine Meccaniche SpA (Retirement Savings Plan)	22,440	332,489
DMG Mori AG	1,007	48,078
DMG Mori Co. Ltd.(a)	2,000	21,291
Duerr AG	605	52,182
Ebara Corp.	6,000	32,902
Faiveley Transport SA	275	28,452
FANUC Corp.	4,200	710,006
Fuji Machine Manufacturing Co. Ltd.	3,300	34,035
Fujitec Co. Ltd.	3,000	29,155
Fukushima Industries Corp.	11,000	377,811
Furukawa Co. Ltd.	238,000	392,467
GEA Group AG	3,795	202,576
Georg Fischer AG (Registered)	174	142,322
Glory Ltd.	2,000	56,008
Harmonic Drive Systems, Inc.(a)	1,500	46,909
Hino Motors Ltd.	11,100	117,948
Hitachi Construction Machinery Co. Ltd.	5,100	83,851
Hitachi Koki Co. Ltd.	600	4,063
Hitachi Zosen Corp.	96,600	494,853
Hoshizaki Corp.	1,300	118,603
IHI Corp.(a)	55,000	156,169
IMI plc	5,885	83,761
Industria Macchine Automatiche SpA	495	29,199
Interpump Group SpA	3,355	54,325
Japan Steel Works Ltd. (The)	3,000	13,524
JTEKT Corp.	9,500	134,873
Jungheinrich AG (Preference)	2,352	71,737
Kawasaki Heavy Industries Ltd.	55,000	164,756
KION Group AG	2,223	121,882
Kitz Corp.	63,400	342,719
Komatsu Ltd.	36,700	723,185
Komax Holding AG (Registered)	165	36,877
Komori Corp.	4,400	49,631
Kone OYJ, Class B(a)	8,417	426,284
Konecranes OYJ	2,579	77,694
Krones AG	330	33,002

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Machinery - (continued)
Kubota Corp.	25,687	$380,349
KUKA AG	495	60,169
Kurita Water Industries Ltd.	3,400	75,873
Makino Milling Machine Co. Ltd.	63,000	359,614
Makita Corp.	3,300	233,449
MAN SE	660	69,214
MAN SE (Preference)	183	19,089
Max Co. Ltd.	1,000	12,763
Meidensha Corp.	128,000	440,884
Melrose Industries plc	7,645	69,479
Metso OYJ(a)	3,481	96,576
Minebea Co. Ltd.(a)	14,000	112,973
Mitsubishi Heavy Industries Ltd.	146,119	631,754
Mitsui Engineering & Shipbuilding Co. Ltd.(a)	62,000	91,955
Miura Co. Ltd.	3,300	76,024
Morgan Advanced Materials plc	169,565	616,860
Nabtesco Corp.(a)	2,300	62,143
Nachi-Fujikoshi Corp.(a)	125,000	413,475
Namura Shipbuilding Co. Ltd.	35,739	205,050
New Flyer Industries, Inc.	1,870	59,439
NGK Insulators Ltd.	7,000	170,005
Nitta Corp.	900	22,595
NKT Holding A/S	14,308	738,476
Norma Group SE	1,617	84,055
NSK Ltd.	17,500	150,095
NTN Corp.(a)	9,000	29,595
OC Oerlikon Corp. AG (Registered)*	3,190	29,938
Oiles Corp.	17,520	314,209
OKUMA Corp.	5,000	38,737
OSG Corp.(a)	1,500	25,116
Palfinger AG	794	23,671
Pfeiffer Vacuum Technology AG	302	31,232
Rational AG	55	26,613
Rieter Holding AG (Registered)*	165	34,846
Rotork plc	10,820	31,260
Ryobi Ltd.	99,000	476,236
Sandvik AB(a)	23,650	254,143
Schindler Holding AG	1,102	211,974
Schindler Holding AG (Registered)	330	63,921
Sembcorp Marine Ltd.(a)	29,000	30,444
Semperit AG Holding	5,280	171,226
Shima Seiki Manufacturing Ltd.	900	17,932
Shinmaywa Industries Ltd.	54,000	363,565
SKF AB, Class A	3,795	60,749
SKF AB, Class B	4,620	73,414
SMC Corp.	1,400	371,362
Spirax-Sarco Engineering plc	1,375	72,713
Stabilus SA*	715	37,427
Star Micronics Co. Ltd.	27,800	330,665
Sulzer AG (Registered)	242	24,664
Sumitomo Heavy Industries Ltd.	26,000	125,326
Tadano Ltd.	6,500	63,741
Takeuchi Manufacturing Co. Ltd.	200	2,732
Takuma Co. Ltd.	51,181	447,462
THK Co. Ltd.	2,500	50,056
Toshiba Machine Co. Ltd.	73,245	247,283
Trelleborg AB, Class B	4,785	87,475
Tsubaki Nakashima Co. Ltd.	11,000	137,493
Tsubakimoto Chain Co.	9,000	62,263
Union Tool Co.	500	14,407
Valmet OYJ	5,005	65,371

	Shares	Value
COMMON STOCKS - (continued)
Machinery - (continued)
Vesuvius plc	128,260	$626,670
Volvo AB, Class A	10,395	110,791
Volvo AB, Class B	57,090	610,145
Vossloh AG*	495	30,583
Wacker Neuson SE	14,685	262,333
Wartsila OYJ Abp	3,192	138,566
Weir Group plc (The)	4,290	83,444
Yangzijiang Shipbuilding Holdings Ltd.(a)	103,300	66,913
Zardoya Otis SA	2,420	23,760
Zardoya Otis SA*(c)	96	943

		20,470,286

Marine - 0.3%
AP Moeller - Maersk A/S, Class A	110	143,796
AP Moeller - Maersk A/S, Class B	275	373,340
Clarkson plc	1,045	25,571
D/S Norden A/S*	1,155	17,295
Dfds A/S	1,669	76,306
Iino Kaiun Kaisha Ltd.	4,300	15,734
Irish Continental Group plc	6,042	31,891
Kawasaki Kisen Kaisha Ltd.(a)	67,000	166,054
Kuehne + Nagel International AG (Registered)	1,265	178,012
Mitsui OSK Lines Ltd.	37,000	79,787
Neptune Orient Lines Ltd.*(c)	11,000	10,647
Nippon Yusen KK	55,000	98,746
Orient Overseas International Ltd.(a)	1,000	3,544
SITC International Holdings Co. Ltd.	761,000	450,130
Stolt-Nielsen Ltd.(a)	10,780	135,663
Wilh Wilhelmsen ASA*	4,290	10,186
Wilh Wilhelmsen Holding ASA, Class A(a)	9,020	170,807
Wilh Wilhelmsen Holding ASA, Class B	5,225	96,152

		2,083,661

Media - 2.1%
Aimia, Inc.	88,880	585,468
Altice NV, Class A*(a)	7,425	110,222
Altice NV, Class B*	1,683	24,890
APN Outdoor Group Ltd.	7,260	44,475
Asatsu-DK, Inc.	2,500	58,911
Ascential plc*	8,525	30,594
Atresmedia Corp. de Medios de Comunicacion SA	3,386	35,479
Axel Springer SE	1,100	60,286
Cineplex, Inc.(a)	1,485	57,940
Cineworld Group plc	8,261	64,438
Cogeco Communications, Inc.	738	36,367
Cogeco, Inc.	5,314	214,304
Corus Entertainment, Inc., Class B(a)	68,475	677,372
CTS Eventim AG & Co. KGaA	1,375	47,865
CyberAgent, Inc.(a)	1,100	62,360
Daiichikosho Co. Ltd.	300	13,787
Daily Mail & General Trust plc, Class A	5,665	54,004
Dentsu, Inc.	7,600	367,078
DHX Media Ltd.	6,325	34,437
Entertainment One Ltd.(a)	207,300	543,033
Euromoney Institutional Investor plc(a)	1,210	16,274
Eutelsat Communications SA(a)	4,683	93,110

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Media - (continued)
Event Hospitality and Entertainment Ltd.	2,310	$25,897
Fairfax Media Ltd.	1,412,510	1,127,257
Fuji Media Holdings, Inc.	1,200	14,414
GFK SE(a)	9,200	352,772
Hakuhodo DY Holdings, Inc.	7,400	87,369
Havas SA	3,520	29,664
Informa plc	13,860	131,390
IPSOS	20,405	672,443
ITV plc	77,330	201,235
JCDecaux SA	1,595	54,605
Kadokawa Dwango Corp.*	1,500	20,403
Kinepolis Group NV	1,030	46,037
Lagardere SCA	3,526	90,077
Mediaset Espana Comunicacion SA	4,545	52,248
Mediaset SpA	11,276	34,146
Metropole Television SA	1,210	22,021
Modern Times Group MTG AB, Class B	1,045	27,321
Next Co. Ltd.	2,900	28,325
Nine Entertainment Co. Holdings Ltd.	410,410	341,566
Nippon Television Holdings, Inc.	1,500	25,365
NOS SGPS SA	7,692	51,532
Pearson plc	17,710	207,390
ProSiebenSat.1 Media SE	4,510	206,221
Publicis Groupe SA	4,506	335,586
Quebecor, Inc., Class B	1,870	57,675
REA Group Ltd.	912	45,243
RELX NV	22,605	408,872
RTL Group SA	774	66,014
Sanoma OYJ	51,932	416,673
Schibsted ASA, Class A	2,672	84,161
Schibsted ASA, Class B	1,155	34,076
SES SA, FDR	7,810	171,134
Seven West Media Ltd.	569,030	447,628
Shaw Communications, Inc., Class B	8,635	175,342
Shochiku Co. Ltd.	3,000	34,425
Singapore Press Holdings Ltd.(a)	35,000	98,503
Sky Network Television Ltd.	15,785	55,668
SKY Perfect JSAT Holdings, Inc.	6,800	30,190
Sky plc	22,000	268,873
Southern Cross Media Group Ltd.	378,985	362,940
Stroeer SE & Co. KGaA(a)	605	28,760
Tamedia AG (Registered)	1,760	305,034
Technicolor SA (Registered)	13,255	83,391
Tele Columbus AG*	3,355	31,334
Telenet Group Holding NV*	1,100	52,186
Television Broadcasts Ltd.	2,700	9,151
Television Francaise 1	1,850	17,889
Thomson Reuters Corp.	6,710	283,054
Toei Co. Ltd.	4,000	36,298
Toho Co. Ltd.	4,100	120,218
Tv Tokyo Holdings Corp.	4,900	104,660
UBM plc	8,066	71,912
Usen Corp.*	52,500	165,463
Village Roadshow Ltd.	1,551	6,342
Wolters Kluwer NV	6,600	277,689
Wowow, Inc.	3,630	98,361
WPP AUNZ Ltd.	197,890	189,512
WPP plc	28,160	634,849

		12,691,498

	Shares	Value
COMMON STOCKS - (continued)
Metals & Mining - 3.3%
Acacia Mining plc	7,260	$53,931
Acerinox SA	1,179	15,762
Agnico Eagle Mines Ltd.	4,618	269,066
Aichi Steel Corp.	73,000	366,834
Alacer Gold Corp.*	13,035	33,286
Alamos Gold, Inc., Class A	13,050	121,989
Alumina Ltd.(a)	52,030	52,398
AMAG Austria Metall AG(b)	220	8,126
Anglo American plc	29,645	326,882
Antofagasta plc(a)	11,371	75,562
APERAM SA	1,892	79,181
ArcelorMittal*	70,455	452,942
Asahi Holdings, Inc.(a)	20,100	344,594
Aurubis AG(a)	1,561	81,100
B2Gold Corp.*(a)	20,020	62,790
Barrick Gold Corp.	24,999	546,545
Bekaert SA	1,430	65,539
BHP Billiton Ltd.	69,025	1,024,067
BHP Billiton plc	45,540	571,198
BlueScope Steel Ltd.	21,780	139,880
Boliden AB	10,017	220,920
Centamin plc	47,960	105,639
Centerra Gold, Inc.	95,755	565,403
China Gold International Resources Corp. Ltd.*(a)	13,261	25,118
Daido Steel Co. Ltd.(a)	5,000	20,442
Detour Gold Corp.*	3,740	97,913
Dominion Diamond Corp.	50,215	461,698
Dowa Holdings Co. Ltd.	12,000	63,814
Eldorado Gold Corp.	15,211	62,405
Endeavour Mining Corp.*	2,475	48,151
Eramet*(a)	186	6,533
Evolution Mining Ltd.	36,960	79,218
Evraz plc*	11,605	26,378
First Majestic Silver Corp.*(a)	6,710	116,494
First Quantum Minerals Ltd.	14,630	126,661
Fortescue Metals Group Ltd.(a)	35,750	120,371
Fortuna Silver Mines, Inc.*	5,665	49,436
Franco-Nevada Corp.	3,938	304,006
Fresnillo plc	3,538	90,707
Glencore plc*	257,620	638,764
Goldcorp, Inc.	17,892	320,095
Granges AB	38,610	393,638
G-Resources Group Ltd.	653,398	11,451
Guyana Goldfields, Inc.*	6,655	42,868
Hill & Smith Holdings plc	3,245	46,229
Hitachi Metals Ltd.	6,040	67,953
Hochschild Mining plc*	13,695	48,585
HudBay Minerals, Inc.	10,560	52,717
IAMGOLD Corp.*	17,820	92,103
Iluka Resources Ltd.(c)	8,525	45,486
Independence Group NL	18,425	56,296
JFE Holdings, Inc.(a)	22,000	291,194
KAZ Minerals plc*	18,115	37,905
Kinross Gold Corp.*	26,840	138,929
Kirkland Lake Gold, Inc.*	3,960	33,859
Kobe Steel Ltd.(a)	139,000	122,067
Kyoei Steel Ltd.	13,700	266,955
Labrador Iron Ore Royalty Corp.	579	6,642
Lundin Mining Corp.*	23,705	99,252
MAG Silver Corp.*	2,970	46,689

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Metals & Mining - (continued)
Maruichi Steel Tube Ltd.	1,000	$37,176
Mitsubishi Materials Corp.	39,000	103,508
Mitsui Mining & Smelting Co. Ltd.(a)	360,000	692,004
Mountain Province Diamonds, Inc.*	6,215	30,835
Nevsun Resources Ltd.	6,472	21,440
New Gold, Inc.*	10,615	55,189
Newcrest Mining Ltd.*	16,445	312,476
Nippon Light Metal Holdings Co. Ltd.	320,700	732,242
Nippon Steel & Sumitomo Metal Corp.	33,010	628,087
Nisshin Steel Co. Ltd.	5,500	68,800
Norsk Hydro ASA	44,891	192,027
Northern Star Resources Ltd.	22,935	91,865
Novagold Resources, Inc.*	5,390	37,530
OceanaGold Corp.	17,500	63,341
OceanaGold Corp.*	1,000	3,619
Osaka Steel Co. Ltd.	6,600	122,359
OSAKA Titanium Technologies Co. Ltd.(a)	1,000	12,841
Osisko Gold Royalties Ltd.	4,620	61,432
Outokumpu OYJ*	8,221	47,299
OZ Minerals Ltd.	14,685	71,321
Pan American Silver Corp.	3,300	64,479
Polymetal International plc	6,154	90,939
Pretium Resources, Inc.*	5,225	62,145
Randgold Resources Ltd.	2,121	249,925
Regis Resources Ltd.	20,955	64,185
Rio Tinto Ltd.	8,745	329,407
Rio Tinto plc	25,740	841,218
Salzgitter AG	1,760	54,911
Sandfire Resources NL	89,815	391,152
Sanyo Special Steel Co. Ltd.	82,000	441,665
Saracen Mineral Holdings Ltd.*	34,045	44,377
Seabridge Gold, Inc.*(a)	2,255	29,864
SEMAFO, Inc.*	17,791	95,909
Silver Standard Resources, Inc.*	5,060	70,698
Silver Wheaton Corp.	10,321	288,486
Sims Metal Management Ltd.	5,940	38,059
South32 Ltd.*	117,590	164,002
SSAB AB, Class A*	1,650	5,203
SSAB AB, Class B*	11,270	27,972
St. Barbara Ltd.*	287,760	658,323
Sumitomo Metal Mining Co. Ltd.	21,000	254,803
Tahoe Resources, Inc.	6,600	102,590
Teck Resources Ltd., Class B(a)	10,010	159,739
thyssenkrupp AG	8,708	199,623
Toho Titanium Co. Ltd.	200	1,274
Tokyo Steel Manufacturing Co. Ltd.(a)	59,500	422,076
Topy Industries Ltd.(a)	144,000	323,169
Torex Gold Resources, Inc.*	3,421	71,041
Turquoise Hill Resources Ltd.*	16,776	59,820
UACJ Corp.	169,000	417,203
Vedanta Resources plc(a)	38,005	289,384
voestalpine AG	4,307	151,810
Yamana Gold, Inc.	20,460	117,201
Yamato Kogyo Co. Ltd.	200	5,689
Yodogawa Steel Works Ltd.	2,800	73,357

		20,189,745

Multiline Retail - 0.5%
B&M European Value Retail SA	10,725	36,638

	Shares	Value
COMMON STOCKS - (continued)
Multiline Retail - (continued)
Canadian Tire Corp. Ltd., Class A(a)	1,432	$150,651
Debenhams plc	620,573	461,815
Dollarama, Inc.	2,475	183,226
Don Quijote Holdings Co. Ltd.	3,400	134,527
Fuji Co. Ltd.	800	17,556
H2O Retailing Corp.	1,815	24,068
Harvey Norman Holdings Ltd.	14,630	53,819
Hudson’s Bay Co.	4,000	50,335
Isetan Mitsukoshi Holdings Ltd.(a)	17,300	172,012
Izumi Co. Ltd.(a)	700	30,565
J Front Retailing Co. Ltd.	13,100	153,005
Kintetsu Department Store Co. Ltd.*	18,000	60,946
Lifestyle International Holdings Ltd.	31,500	44,409
Marks & Spencer Group plc	61,930	262,543
Marui Group Co. Ltd.	5,500	79,963
Matsuya Co. Ltd.	1,500	11,504
Myer Holdings Ltd.(a)	487,635	494,787
Next plc	3,136	209,224
Parco Co. Ltd.	15,000	126,311
Poundland Group plc(a)	10,890	32,785
Ryohin Keikaku Co. Ltd.	500	111,870
Seria Co. Ltd.	500	40,689
Takashimaya Co. Ltd.	11,000	84,042
Warehouse Group Ltd. (The)	46,421	93,741

		3,121,031

Multi-Utilities - 1.0%
A2A SpA	59,895	85,062
ACEA SpA	1,485	20,674
AGL Energy Ltd.	15,125	236,583
Atco Ltd., Class I	2,970	112,077
Canadian Utilities Ltd., Class A	2,695	83,058
Centrica plc	121,935	390,324
DUET Group	49,500	101,204
E.ON SE	74,910	803,504
Engie SA	60,390	994,396
Hera SpA	27,170	77,051
Iren SpA	335,885	552,137
Just Energy Group, Inc.	4,895	30,442
National Grid plc	83,820	1,205,247
REN - Redes Energeticas Nacionais SGPS SA	110,055	334,748
RWE AG*	18,755	333,572
RWE AG (Non-Voting) (Preference)	1,032	13,398
Suez	8,856	143,745
Telecom Plus plc	2,365	32,656
Veolia Environnement SA	10,615	235,743

		5,785,621

Oil, Gas & Consumable Fuels - 4.6%
Advantage Oil & Gas Ltd.*	8,745	55,392
Africa Oil Corp.*	17,930	24,062
AltaGas Ltd.(a)	3,025	77,153
ARC Resources Ltd.(a)	7,358	129,606
Baytex Energy Corp.(a)	124,465	585,078
Beach Energy Ltd.	836,975	353,059
Birchcliff Energy Ltd.*(a)	1,929	13,964
Bonterra Energy Corp.	454	8,617
BP plc	387,860	2,198,114
Brightoil Petroleum Holdings Ltd.	50,147	14,734
BW LPG Ltd.(a)	45,430	161,863
Cairn Energy plc*	27,170	64,608
Caltex Australia Ltd.	5,610	141,390
Cameco Corp.	8,030	76,849

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
Canadian Natural Resources Ltd.	23,595	$715,422
CEFC International Ltd.*	462,000	71,548
Cenovus Energy, Inc.	17,380	249,095
Cosmo Energy Holdings Co. Ltd.	38,700	430,482
Crescent Point Energy Corp.	18,425	269,724
Delek Group Ltd.	19	3,953
Det Norske Oljeselskap ASA*	1,072	13,567
DNO ASA*	32,725	33,413
Enbridge Income Fund Holdings, Inc.	2,145	53,458
Enbridge, Inc.	19,965	822,300
Encana Corp.	31,680	255,082
Enerplus Corp.	142,175	848,220
Eni SpA	57,420	878,392
Euronav NV	4,015	34,571
Freehold Royalties Ltd.	3,190	27,251
Galp Energia SGPS SA	8,910	121,656
Gaztransport Et Technigaz SA(a)	10,725	306,727
Gibson Energy, Inc.	1,301	14,865
Hoegh LNG Holdings Ltd.	387	4,043
Husky Energy, Inc.	11,495	135,396
Idemitsu Kosan Co. Ltd.(a)	4,100	80,252
Imperial Oil Ltd.	5,500	169,422
Inpex Corp.	23,000	183,264
Inter Pipeline Ltd.	7,497	156,833
Itochu Enex Co. Ltd.	33,100	285,832
James Fisher & Sons plc(a)	1,760	34,958
Japan Petroleum Exploration Co. Ltd.	200	4,184
JX Holdings, Inc.	95,800	362,598
Kelt Exploration Ltd.*	5,800	19,837
Keyera Corp.(a)	3,685	105,911
Koninklijke Vopak NV	1,430	73,542
Lundin Petroleum AB*(a)	4,730	78,488
MEG Energy Corp.*	3,480	14,757
Naphtha Israel Petroleum Corp. Ltd.*	23,011	141,517
Neste OYJ	4,730	179,149
New Hope Corp. Ltd.	2,558	3,111
New Zealand Refining Co. Ltd. (The)	87,175	154,033
NewOcean Energy Holdings Ltd.	554,000	164,916
Nippon Gas Co. Ltd.	2,000	47,675
Nostrum Oil & Gas plc*	4,768	18,991
NuVista Energy Ltd.*	8,513	41,323
OMV AG	5,170	137,394
Ophir Energy plc*(a)	44,047	39,621
Origin Energy Ltd.	66,605	278,427
Pacific Exploration and Production Corp.*(a)(c)	105,840	51,944
Paramount Resources Ltd., Class A*(a)	1,591	15,007
Parex Resources, Inc.*	7,102	68,948
Parkland Fuel Corp.	2,365	42,021
Paz Oil Co. Ltd.	140	22,811
Pembina Pipeline Corp.(a)	8,327	243,159
Pengrowth Energy Corp.	323,455	483,676
Peyto Exploration & Development Corp.	3,575	101,708
PrairieSky Royalty Ltd.(a)	4,547	88,600
Raging River Exploration, Inc.*	10,400	82,543
Repsol SA	24,256	305,826
Royal Dutch Shell plc, Class A	173,194	4,470,222
Royal Dutch Shell plc, Class B	122,045	3,244,024
San-Ai Oil Co. Ltd.	33,800	228,225
Santos Ltd.	34,045	113,595

	Shares	Value
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
Saras SpA(a)	211,458	$363,680
Seven Generations Energy Ltd., Class A*	2,700	56,731
Showa Shell Sekiyu KK	10,200	91,465
Soco International plc	8,244	16,528
Statoil ASA	23,140	364,838
Suncor Energy, Inc.	32,890	886,281
TonenGeneral Sekiyu KK	12,000	108,777
TORC Oil & Gas Ltd.	5,930	32,104
TORM plc*	825	7,938
Total Gabon	440	63,742
TOTAL SA	54,560	2,608,861
Tourmaline Oil Corp.*	3,649	93,600
TransCanada Corp.	17,160	796,646
Tullow Oil plc*	20,401	53,550
Veresen, Inc.(a)	7,831	66,357
Vermilion Energy, Inc.	2,352	78,457
Washington H Soul Pattinson & Co. Ltd.	3,833	50,778
Whitecap Resources, Inc.	10,560	78,468
Whitehaven Coal Ltd.*	24,365	31,204
Woodside Petroleum Ltd.	15,675	316,073
Z Energy Ltd.	8,800	54,390

		27,752,466

Paper & Forest Products - 0.6%
Altri SGPS SA	59,620	231,079
Canfor Corp.*	44,165	524,947
Daio Paper Corp.(a)	3,745	42,425
Hokuetsu Kishu Paper Co. Ltd.	4,900	34,807
Holmen AB, Class B	2,035	69,110
Interfor Corp.*(a)	2,970	32,910
KuangChi Science Ltd.*(a)	55,000	19,137
Metsa Board OYJ(a)	6,595	38,534
Mondi plc	13,805	280,432
Munksjo OYJ*	22,275	263,537
Navigator Co. SA (The)	6,520	20,699
Nippon Paper Industries Co. Ltd.	4,700	85,667
Norbord, Inc.	23,815	600,831
Oji Holdings Corp.	30,000	125,872
Semapa-Sociedade de Investimento e Gestao	24,131	303,036
Stella-Jones, Inc.	1,045	37,303
Stora Enso OYJ, Class R	19,858	180,315
UPM-Kymmene OYJ	19,856	409,219
West Fraser Timber Co. Ltd.	2,365	81,357
Western Forest Products, Inc.	235,455	386,391

		3,767,608

Personal Products - 0.9%
Asaleo Care Ltd.	20,405	21,092
Beiersdorf AG	2,145	201,462
Blackmores Ltd.(a)	134	16,004
Ci:z Holdings Co. Ltd.	1,800	44,471
euglena Co. Ltd.*(a)	3,900	53,124
Fancl Corp.	2,500	41,982
Kao Corp.	10,900	590,601
Kobayashi Pharmaceutical Co. Ltd.	1,400	66,732
Kose Corp.	700	65,434
L’Oreal SA	5,289	1,006,931
Mandom Corp.	1,300	57,525
Noevir Holdings Co. Ltd.	1,900	58,121
Ontex Group NV	1,029	37,173
Oriflame Holding AG*	1,656	42,771

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Personal Products - (continued)
Pola Orbis Holdings, Inc.	600	$59,482
Shiseido Co. Ltd.	11,000	311,372
Unilever NV, CVA	37,187	1,723,048
Unilever plc	27,280	1,279,821

		5,677,146

Pharmaceuticals - 5.0%
ALK-Abello A/S	344	49,184
Almirall SA	2,295	36,879
Astellas Pharma, Inc.	46,600	782,767
AstraZeneca plc	27,098	1,816,170
Bayer AG (Registered)	17,765	1,911,479
Boiron SA	385	35,691
BTG plc*	7,934	70,262
Chugai Pharmaceutical Co. Ltd.	6,000	226,277
Concordia International Corp.(a)	22,330	390,418
COSMO Pharmaceuticals NV*	110	17,767
Daiichi Sankyo Co. Ltd.	13,700	328,982
Dechra Pharmaceuticals plc(a)	5,318	93,907
Eisai Co. Ltd.	6,000	353,847
Galenica AG (Registered)	55	71,137
GlaxoSmithKline plc	103,895	2,328,451
GW Pharmaceuticals plc*(a)	10,945	86,536
H Lundbeck A/S*	1,320	53,682
Haw Par Corp. Ltd.	3,200	21,824
Hikma Pharmaceuticals plc(a)	2,711	94,808
Hisamitsu Pharmaceutical Co., Inc.	1,900	107,899
Hutchison China MediTech Ltd.*	715	17,966
Indivior plc	377,630	1,484,584
Ipsen SA	770	50,242
JCR Pharmaceuticals Co. Ltd.	600	18,676
Kaken Pharmaceutical Co. Ltd.	1,600	106,630
Kissei Pharmaceutical Co. Ltd.	1,400	32,198
KYORIN Holdings, Inc.	1,000	21,574
Kyowa Hakko Kirin Co. Ltd.	5,000	87,964
Mayne Pharma Group Ltd.*	50,045	77,215
Meda AB, Class A	5,406	101,108
Merck KGaA	2,805	309,780
Mitsubishi Tanabe Pharma Corp.	4,600	86,358
Mochida Pharmaceutical Co. Ltd.	500	38,298
Nichi-iko Pharmaceutical Co. Ltd.	1,000	21,750
Nippon Shinyaku Co. Ltd.	1,400	77,319
Novartis AG (Registered)	56,210	4,670,353
Novo Nordisk A/S, Class B	39,600	2,257,006
Ono Pharmaceutical Co. Ltd.	11,600	419,133
Orion OYJ, Class A	1,866	75,641
Orion OYJ, Class B	1,450	59,394
Otsuka Holdings Co. Ltd.	12,300	587,366
Recipharm AB, Class B	2,145	34,688
Recordati SpA	2,678	86,875
Roche Holding AG - BR	605	156,250
Roche Holding AG - Genusschein	15,070	3,859,305
Rohto Pharmaceutical Co. Ltd.	1,000	17,427
Sanofi	25,465	2,168,465
Santen Pharmaceutical Co. Ltd.	11,100	185,966
Sawai Pharmaceutical Co. Ltd.	700	55,803
Seikagaku Corp.	1,800	29,489
Shionogi & Co. Ltd.	6,800	354,979
Sosei Group Corp.*	400	63,814
STADA Arzneimittel AG	2,475	133,609
Sumitomo Dainippon Pharma Co. Ltd.	3,800	71,413

	Shares	Value
COMMON STOCKS - (continued)
Pharmaceuticals - (continued)
Taisho Pharmaceutical Holdings Co. Ltd.	1,400	$153,954
Takeda Pharmaceutical Co. Ltd.	14,600	653,606
Teva Pharmaceutical Industries Ltd.	37,852	2,090,530
Torii Pharmaceutical Co. Ltd.	700	15,559
Towa Pharmaceutical Co. Ltd.	400	21,857
Tsumura & Co.	900	25,555
UCB SA	2,861	223,856
United Laboratories International Holdings Ltd. (The)*	348,000	135,882
Valeant Pharmaceuticals International, Inc.*	10,780	240,394
Vectura Group plc*	27,225	53,822
Virbac SA*	281	55,367
ZERIA Pharmaceutical Co. Ltd.	3,100	49,214

		30,416,201

Professional Services - 0.7%
Adecco SA (Registered)	3,575	196,792
AF AB, Class B	2,228	40,600
ALS Ltd.	11,071	42,914
Applus Services SA	50,965	541,990
Bureau Veritas SA	5,280	114,722
Capita plc	13,863	176,697
DKSH Holding AG	660	46,779
Experian plc	21,285	417,402
Hays plc	26,200	41,360
Imperial Innovations Group plc*	5,830	32,897
Intertek Group plc	3,410	164,120
McMillan Shakespeare Ltd.	45,695	489,700
Meitec Corp.	2,400	80,441
Morneau Shepell, Inc.	3,100	44,216
Nomura Co. Ltd.	3,000	45,314
Pagegroup plc	15,455	69,397
Randstad Holding NV	2,829	121,733
Recruit Holdings Co. Ltd.	8,900	340,855
RELX plc	23,455	446,876
SAI Global Ltd.	14,970	40,505
SEEK Ltd.	7,421	94,194
SGS SA (Registered)	103	228,605
Stantec, Inc.	2,156	54,940
TechnoPro Holdings, Inc.	900	30,736
Teleperformance	1,320	122,796
Temp Holdings Co. Ltd.	5,700	93,438
WS Atkins plc	3,296	61,309

		4,181,328

Real Estate Investment Trusts (REITs) - 2.7%
Abacus Property Group(a)	158,565	382,040
Activia Properties, Inc.	10	52,203
Advance Residence Investment Corp.(a)	41	113,857
Aedifica SA*	605	47,967
AEON REIT Investment Corp.	56	70,762
ALE Property Group	9,405	31,095
Allied Properties REIT	122	3,707
alstria office REIT-AG*(a)	3,185	44,342
Altarea SCA	110	21,557
Argosy Property Ltd.	33,603	27,870
Artis REIT	40,095	419,690
Ascendas REIT(a)	47,600	86,829
Ascott Residence Trust	21,600	18,173
Assura plc(a)	63,847	49,887
Axiare Patrimonio SOCIMI SA	2,640	36,017

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Befimmo SA	1,029	$69,892
Beni Stabili SpA SIIQ*	50,234	32,890
Big Yellow Group plc	5,819	54,854
Boardwalk REIT	307	13,205
British Land Co. plc (The)	22,385	199,425
BWP Trust	8,965	26,097
Canadian Apartment Properties REIT	444	11,117
Canadian REIT	100	3,838
CapitaLand Commercial Trust(a)	58,000	64,991
CapitaLand Mall Trust	65,600	104,522
CapitaLand Retail China Trust	37,540	42,624
CDL Hospitality Trusts	37,000	40,496
Champion REIT(a)	51,000	29,443
Charter Hall Group	13,598	57,670
Charter Hall Retail REIT	15,015	54,892
Choice Properties REIT	3,465	38,262
Cofinimmo SA	440	54,935
Comforia Residential REIT, Inc.	33	78,632
Cominar REIT, Class U	1,600	21,938
Crombie REIT	1,400	16,930
Cromwell Property Group(a)	774,321	650,318
Daiwa House REIT Investment Corp.	4	24,511
Daiwa House Residential Investment Corp.(a)	34	95,413
Daiwa Office Investment Corp.	5	29,809
Derwent London plc	2,585	97,540
Dexus Property Group	36,245	269,144
Dream Global REIT	34,583	241,064
Dream Office REIT	507	7,356
Empiric Student Property plc(a)	21,285	32,499
Eurocommercial Properties NV, CVA	2,107	93,304
Far East Hospitality Trust	53,300	25,398
Fonciere Des Regions	1,100	103,499
Fortune REIT	21,000	26,818
Frasers Centrepoint Trust	25,000	39,833
Frontier Real Estate Investment Corp.	11	58,818
Fukuoka REIT Corp.	4	8,274
Gecina SA	825	124,822
Global One Real Estate Investment Corp.	12	47,656
GLP J-Reit	44	55,899
Goodman Group	35,753	204,892
Goodman Property Trust	19,085	18,306
GPT Group (The)	39,765	169,553
Granite REIT	13,434	418,663
Great Portland Estates plc	8,250	74,867
Green REIT plc	413,380	678,601
H&R REIT	5,500	98,060
Hammerson plc	16,940	125,389
Hankyu Reit, Inc.	25	34,566
Hansteen Holdings plc(a)	36,960	52,507
Heiwa Real Estate REIT, Inc.	47	39,623
Hibernia REIT plc	415,085	631,270
Hoshino Resorts REIT, Inc.	2	24,491
ICADE	687	52,962
Ichigo Office REIT Investment	38	29,700
Industrial & Infrastructure Fund Investment Corp.	6	34,483
Intu Properties plc	13,045	51,977
Invesco Office J-Reit, Inc.	495	454,984
Investa Office Fund	15,730	54,757
Invincible Investment Corp.	65	43,762

	Shares	Value
COMMON STOCKS - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Japan Hotel REIT Investment Corp.	55	$46,260
Japan Logistics Fund, Inc.	15	35,054
Japan Prime Realty Investment Corp.(a)	18	79,124
Japan Real Estate Investment Corp.	30	181,197
Japan Retail Fund Investment Corp.	52	127,863
Kenedix Office Investment Corp.(a)	6	37,469
Kenedix Residential Investment Corp.	25	67,986
Keppel DC REIT	525,614	473,526
Keppel REIT	47,160	37,395
Kiwi Property Group Ltd.	32,175	36,199
Klepierre	4,290	205,444
Land Securities Group plc	17,490	254,043
Link REIT	39,301	293,240
Lippo Malls Indonesia Retail Trust	1,119,100	312,458
LondonMetric Property plc(a)	32,120	69,001
Mapletree Commercial Trust	37,000	43,664
Mapletree Greater China Commercial Trust	49,500	39,619
Mapletree Industrial Trust	32,742	44,124
Mapletree Logistics Trust(a)	65,567	51,503
Mercialys SA	1,703	39,802
Merlin Properties Socimi SA	6,820	78,095
Milestone Apartments REIT	21,010	337,210
Mirvac Group	138,600	231,754
Morguard REIT	17,930	215,867
Mori Hills REIT Investment Corp.(a)	20	31,322
Mori Trust Sogo Reit, Inc.	15	27,765
NewRiver Retail Ltd.(a)	10,780	42,938
Nippon Accommodations Fund, Inc.	8	36,532
Nippon Building Fund, Inc.	55	338,098
Nippon Prologis REIT, Inc.	30	74,557
NIPPON REIT Investment Corp.	11	29,023
Nomura Real Estate Master Fund, Inc.	55	91,072
Orix JREIT, Inc.	43	79,090
OUE Hospitality Trust	60,500	32,883
Parkway Life REIT	12,500	23,732
Precinct Properties New Zealand Ltd.	22,735	20,578
Premier Investment Corp.	55	75,187
Property for Industry Ltd.	23,210	27,201
Pure Industrial Real Estate Trust	48,439	202,812
Redefine International plc(a)	29,696	17,143
Regal REIT	528,000	140,846
Reit 1 Ltd.	96,958	310,355
RioCan REIT	3,135	69,669
Safestore Holdings plc	9,955	49,010
Scentre Group	116,160	467,923
Segro plc	18,040	106,106
Sekisui House Reit, Inc.	55	78,085
Sekisui House SI Residential Investment Corp.	55	67,942
Shaftesbury plc	4,592	56,944
Shopping Centres Australasia Property Group	33,990	61,744
Smart REIT	780	23,034
Starhill Global REIT	826,500	492,294
Stockland	52,360	200,573
Stride Stapled Group	16,170	23,557
Sunlight REIT	55,000	33,596
Suntec REIT	63,000	78,334
Tokyu REIT, Inc.	40	57,062
Top REIT, Inc.	8	34,151

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Tritax Big Box REIT plc(a)	37,180	$67,332
Unibail-Rodamco SE	2,090	575,288
United Urban Investment Corp.	84	156,796
Vastned Retail NV	1,045	43,856
Vicinity Centres	66,097	173,820
Vital Healthcare Property Trust	22,398	36,022
Warehouses De Pauw CVA	601	61,978
Wereldhave NV	1,980	95,828
Westfield Corp.	43,308	351,545
Workspace Group plc	4,950	46,333

		16,195,890

Real Estate Management & Development - 3.2%
ADO Group Ltd.*	5,936	83,977
ADO Properties SA(b)	1,045	42,565
Aeon Mall Co. Ltd.	7,690	104,299
Africa Israel Properties Ltd.	7,503	121,165
Airport City Ltd.*	3,579	38,247
Allreal Holding AG (Registered)*	527	78,086
Altus Group Ltd.	1,760	31,852
Amot Investments Ltd.	70,261	294,029
Atrium European Real Estate Ltd.*	1,234	5,433
Atrium Ljungberg AB, Class B	1,034	17,497
Aveo Group	21,223	56,457
Azrieli Group Ltd.	639	28,049
Bayside Land Corp.	362	135,154
Big Shopping Centers Ltd.	1,971	119,768
BUWOG AG*	1,760	42,689
CA Immobilien Anlagen AG*	1,760	33,064
Capital & Counties Properties plc	16,280	62,900
CapitaLand Ltd.	60,500	142,793
Castellum AB	9,035	137,006
Cheung Kong Property Holdings Ltd.	110,000	785,314
Chinese Estates Holdings Ltd.	7,000	18,943
City Developments Ltd.	13,300	84,270
Citycon OYJ	10,505	26,267
CLS Holdings plc*(a)	1,424	25,732
Colliers International Group, Inc.	1,540	63,652
Conwert Immobilien Invest SE	3,153	51,883
Countrywide plc(a)	89,959	296,208
D Carnegie & Co. AB*	24,035	305,599
Daejan Holdings plc(a)	5,323	397,185
Daibiru Corp.	400	3,884
Daikyo, Inc.(a)	2,000	3,532
Daito Trust Construction Co. Ltd.	1,700	285,144
Daiwa House Industry Co. Ltd.	14,000	396,019
Deutsche EuroShop AG	597	28,316
Deutsche Wohnen AG	7,535	282,061
Emperor International Holdings Ltd.	540,000	123,171
Fabege AB	3,190	57,121
Far East Consortium International Ltd.	612,078	212,178
Fastighets AB Balder, Class B*	2,530	69,347
First Capital Realty, Inc.	1,846	32,828
FirstService Corp.	980	48,359
Fonciere de Paris SIIC	403	63,547
Gateway Lifestyle	15,070	32,873
Gazit-Globe Ltd.	3,940	38,641
Global Logistic Properties Ltd.(a)	70,000	99,806
Goldcrest Co. Ltd.	12,000	190,740
Grainger plc	22,537	65,051
Great Eagle Holdings Ltd.	8,424	38,049
GuocoLand Ltd.	20,000	27,846

	Shares	Value
COMMON STOCKS - (continued)
Real Estate Management & Development - (continued)
Hang Lung Group Ltd.	19,000	$61,457
Hang Lung Properties Ltd.	54,000	116,908
Hemfosa Fastigheter AB	94,038	1,011,084
Henderson Land Development Co. Ltd.	23,772	141,530
Hispania Activos Inmobiliarios SOCIMI SA	5,003	66,967
HKR International Ltd.	457,600	198,727
Ho Bee Land Ltd.	135,100	222,300
Hufvudstaden AB, Class A	2,640	44,209
Hulic Co. Ltd.(a)	8,800	92,220
Hysan Development Co. Ltd.	19,000	87,410
IMMOFINANZ AG*(a)	18,810	40,975
Inmobiliaria Colonial SA	3,696	29,237
Intershop Holding AG	55	27,032
Jerusalem Oil Exploration*	5,241	230,464
K Wah International Holdings Ltd.	691,851	349,494
Kenedix, Inc.(a)	6,700	27,262
Kennedy Wilson Europe Real Estate plc(a)	67,210	887,885
Kerry Properties Ltd.	39,000	106,547
Klovern AB, Class B	272,635	349,843
Kowloon Development Co. Ltd.	186,000	172,339
Kungsleden AB	93,005	694,807
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	498,500	172,806
LEG Immobilien AG*	1,375	138,061
LendLease Group	20,075	204,610
Leopalace21 Corp.	7,900	57,120
Melisron Ltd.	817	34,769
Mitsubishi Estate Co. Ltd.	29,382	553,036
Mitsui Fudosan Co. Ltd.	22,000	483,749
Mobimo Holding AG (Registered)*	196	47,334
Morguard Corp.	3,080	403,526
New World Development Co. Ltd.	185,639	215,783
Nexity SA	1,265	67,264
Nomura Real Estate Holdings, Inc.	5,800	100,963
Norstar Holdings, Inc.	10,104	179,207
NTT Urban Development Corp.	3,200	34,440
Open House Co. Ltd.	15,900	457,522
Oxley Holdings Ltd.	283,100	82,205
PATRIZIA Immobilien AG*	1,705	43,051
Property & Building Corp. Ltd.	930	71,249
PSP Swiss Property AG (Registered)	705	71,306
Relo Group, Inc.	227	35,617
Sagax AB, Class B	4,852	48,614
Savills plc	80,410	746,255
Sinarmas Land Ltd.	32,000	10,841
Sino Land Co. Ltd.	237,233	423,109
Sponda OYJ	8,195	37,573
St Modwen Properties plc	4,897	18,348
Sumitomo Real Estate Sales Co. Ltd.	1,100	23,721
Sumitomo Realty & Development Co. Ltd.	10,000	262,038
Sun Hung Kai Properties Ltd.	35,435	506,870
Swire Pacific Ltd., Class A	19,000	226,973
Swire Pacific Ltd., Class B	42,500	88,396
Swire Properties Ltd.	20,400	56,784
Swiss Prime Site AG (Registered)*	1,729	159,312
TAG Immobilien AG	5,500	78,294
TAI Cheung Holdings Ltd.	220,000	182,011

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Real Estate Management & Development - (continued)
Takara Leben Co. Ltd.(a)	48,436	$382,819
TLG Immobilien AG	2,475	55,436
TOC Co. Ltd.	2,600	22,325
Tokyo Tatemono Co. Ltd.	7,000	88,042
Tokyu Fudosan Holdings Corp.	17,900	107,590
UNITE Group plc (The)	9,625	80,956
Unizo Holdings Co. Ltd.	1,300	46,680
UOL Group Ltd.	26,389	113,368
Vonovia SE	9,515	377,193
Wallenstam AB, Class B	5,225	45,708
Wharf Holdings Ltd. (The)	48,000	330,621
Wheelock & Co. Ltd.	24,000	128,506
Wihlborgs Fastigheter AB	4,169	92,678
Wing Tai Holdings Ltd.	245,200	317,659

		19,199,631

Road & Rail - 1.5%
Asciano Ltd.	21,869	151,755
Aurizon Holdings Ltd.	1,177	4,652
Canadian National Railway Co.	16,720	1,061,243
Canadian Pacific Railway Ltd.	2,970	445,506
Central Japan Railway Co.	4,500	843,928
ComfortDelGro Corp. Ltd.	36,000	75,586
DSV A/S	4,070	181,244
East Japan Railway Co.	8,500	786,676
Europcar Groupe SA*(b)	1,760	14,537
Firstgroup plc*(a)	718,410	956,694
Fukuyama Transporting Co. Ltd.	5,000	28,394
Go-Ahead Group plc	24,876	603,749
Hankyu Hanshin Holdings, Inc.	5,400	201,805
Hitachi Transport System Ltd.	2,700	53,112
Keikyu Corp.	10,000	101,869
Keio Corp.	14,000	131,005
Keisei Electric Railway Co. Ltd.	7,000	92,345
Kintetsu Group Holdings Co. Ltd.	61,000	264,868
MTR Corp. Ltd.	29,674	167,873
Nagoya Railroad Co. Ltd.(a)	29,000	163,556
Nankai Electric Railway Co. Ltd.	15,000	83,427
National Express Group plc	17,820	79,828
Nikkon Holdings Co. Ltd.	2,600	52,413
Nippon Express Co. Ltd.	16,000	81,651
Nishi-Nippon Railroad Co. Ltd.	1,000	5,240
Northgate plc	77,385	392,482
Odakyu Electric Railway Co. Ltd.	14,000	166,659
Sankyu, Inc.	13,669	78,291
Seino Holdings Co. Ltd.	7,500	76,914
Senko Co. Ltd.	77,400	487,880
Sixt SE(a)	550	29,454
Sixt SE (Preference)	238	9,790
SMRT Corp. Ltd.	17,000	20,631
Sotetsu Holdings, Inc.	10,000	54,740
Stagecoach Group plc	17,200	46,358
Stef SA	2,640	206,653
Tobu Railway Co. Ltd.	20,000	108,309
Tokyu Corp.	23,000	190,086
TransForce, Inc.	2,300	45,134
Transport International Holdings Ltd.	19,200	52,825
West Japan Railway Co.	4,400	274,987

		8,874,149

Semiconductors & Semiconductor Equipment - 0.7%
Advantest Corp.(a)	2,300	30,791
ams AG	1,462	48,635
ARM Holdings plc	30,146	669,215

	Shares	Value
COMMON STOCKS - (continued)
Semiconductors & Semiconductor Equipment - (continued)
ASM International NV	677	$26,406
ASM Pacific Technology Ltd.(a)	5,000	37,146
ASML Holding NV	9,644	1,067,009
BE Semiconductor Industries NV	1,050	31,197
Dialog Semiconductor plc*	3,080	100,898
Disco Corp.	800	82,900
Infineon Technologies AG	24,585	406,884
Melexis NV	495	32,509
Nordic Semiconductor ASA*(a)	4,579	20,658
NuFlare Technology, Inc.	2,100	100,815
Renesas Electronics Corp.*	4,200	25,327
Rohm Co. Ltd.	2,200	95,097
SCREEN Holdings Co. Ltd.(a)	9,000	108,016
Shinko Electric Industries Co. Ltd.	5,800	32,258
STMicroelectronics NV(a)	25,190	183,857
Sumco Corp.	4,100	31,085
Tokyo Electron Ltd.	3,700	325,973
Tokyo Seimitsu Co. Ltd.	23,400	557,344
Tower Semiconductor Ltd.*	2,247	30,651
U-Blox AG*	330	83,793
Ulvac, Inc.	1,100	34,507

		4,162,971

Software - 0.8%
AVEVA Group plc(a)	2,695	67,699
BasWare OYJ*	715	29,751
COLOPL, Inc.(a)	1,000	15,114
Computer Modelling Group Ltd.	1,600	12,159
Constellation Software, Inc.	444	180,967
Dassault Systemes	2,915	240,794
Descartes Systems Group, Inc. (The)*	4,000	80,764
Enghouse Systems Ltd.	825	33,764
Fidessa Group plc	1,560	50,537
Gemalto NV	1,760	116,060
GungHo Online Entertainment, Inc.(a)	17,700	40,241
IGG, Inc.	459,000	195,786
Industrial & Financial Systems, Class B	588	25,047
Kinaxis, Inc.*	880	41,697
Koei Tecmo Holdings Co. Ltd.	1,440	25,193
Konami Holdings Corp.	1,500	58,399
Micro Focus International plc	4,180	107,444
Nemetschek SE	770	48,443
Nexon Co. Ltd.	2,100	31,556
Nice Ltd.	1,452	99,964
Nintendo Co. Ltd.	2,500	524,589
NSD Co. Ltd.	880	14,640
Open Text Corp.	2,879	175,648
Oracle Corp. Japan	800	48,866
Playtech plc(a)	4,162	48,048
Sage Group plc (The)	24,200	228,929
SAP SE	20,590	1,805,372
Silverlake Axis Ltd.	56,400	23,306
SimCorp A/S	1,532	79,324
Software AG	1,320	53,242
Sophos Group plc(b)	11,880	39,275
Square Enix Holdings Co. Ltd.	1,800	56,467
Technology One Ltd.	8,800	38,124
Temenos Group AG (Registered)*	1,377	85,417
Trend Micro, Inc.	2,500	91,233
Ubisoft Entertainment SA*	2,091	85,873

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Software - (continued)
Xero Ltd.*	1,674	$23,892

		4,923,624

Specialty Retail - 2.0%
ABC-Mart, Inc.(a)	400	25,760
Alpen Co. Ltd.	8,100	140,605
AOKI Holdings, Inc.(a)	26,100	293,381
Aoyama Trading Co. Ltd.	500	18,515
AP Eagers Ltd.	1,953	17,961
Autobacs Seven Co. Ltd.(a)	1,400	20,381
Automotive Holdings Group Ltd.(a)	139,008	455,364
BCA Marketplace plc(a)	35,365	84,870
BEP International Holdings Ltd.	200,000	10,825
Bic Camera, Inc.(a)	4,100	36,565
Bilia AB, Class A(a)	2,090	53,760
Card Factory plc	8,379	34,053
Chiyoda Co. Ltd.	2,800	66,417
Chow Sang Sang Holdings International Ltd.	241,000	471,444
Chow Tai Fook Jewellery Group Ltd.	16,000	12,330
Clas Ohlson AB, Class B	3,046	50,955
Darty plc	18,101	40,195
DCM Holdings Co. Ltd.(a)	62,500	536,664
Delek Automotive Systems Ltd.	21,536	186,972
Dixons Carphone plc	23,980	111,275
Dufry AG (Registered)*	715	82,564
Dunelm Group plc	400	4,514
EDION Corp.(a)	52,000	435,849
Esprit Holdings Ltd.*	30,800	24,688
Fast Retailing Co. Ltd.	1,400	456,672
Fielmann AG	715	55,265
Geo Holdings Corp.	20,900	303,859
Giordano International Ltd.	110,000	57,694
GrandVision NV(b)	1,265	34,438
Greencross Ltd.	5,665	30,226
Groupe Fnac SA*(a)	135	8,317
Halfords Group plc	120,729	565,029
Hennes & Mauritz AB, Class B	20,680	626,454
Hikari Tsushin, Inc.	400	33,371
Hornbach Baumarkt AG	4,643	131,878
Hornbach Holding AG & Co. KGaA	4,235	287,462
Industria de Diseno Textil SA	23,815	823,967
JB Hi-Fi Ltd.	4,070	80,243
Jin Co. Ltd.(a)	900	37,542
Joshin Denki Co. Ltd.	32,000	270,400
Joyful Honda Co. Ltd.	4,200	106,019
Kingfisher plc	49,335	220,283
Kohnan Shoji Co. Ltd.	16,500	340,191
K’s Holdings Corp.	6,900	128,258
Laox Co. Ltd.*(a)	1,700	11,479
Leon’s Furniture Ltd.	1,650	19,612
L’Occitane International SA(a)	8,750	18,267
Lookers plc	200,585	283,627
Luk Fook Holdings International Ltd.	236,672	600,833
Mekonomen AB	1,344	31,185
Nafco Co. Ltd.	11,000	175,489
Nitori Holdings Co. Ltd.	1,900	236,191
Pal Co. Ltd.	7,200	171,350
Pendragon plc	842,600	354,299
Pets at Home Group plc(a)	8,635	27,916
Premier Investments Ltd.	2,860	35,258
Sa Sa International Holdings Ltd.	701,481	305,544
Sanrio Co. Ltd.	1,200	21,474

	Shares	Value
COMMON STOCKS - (continued)
Specialty Retail - (continued)
Shimachu Co. Ltd.(a)	28,900	$654,505
Shimamura Co. Ltd.	500	73,377
Sports Direct International plc*	10,120	38,898
Super Retail Group Ltd.	6,270	46,702
SuperGroup plc(a)	1,528	32,176
T-Gaia Corp.	11,800	182,034
United Arrows Ltd.	200	5,626
USS Co. Ltd.	6,200	106,051
Valora Holding AG (Registered)	165	47,804
VT Holdings Co. Ltd.	6,300	33,625
WH Smith plc	2,633	53,451
Xebio Holdings Co. Ltd.	18,800	272,961
Yamada Denki Co. Ltd.(a)	24,700	130,628
Yellow Hat Ltd.	11,100	255,608

		12,039,445

Technology Hardware, Storage & Peripherals - 0.7%
Blackberry Ltd.*	8,855	67,225
Brother Industries Ltd.	11,300	130,438
Canon, Inc.(a)	39,800	1,139,806
Elecom Co. Ltd.	11,000	254,915
FUJIFILM Holdings Corp.	11,000	400,244
Hitachi Maxell Ltd.	22,400	378,124
Konica Minolta, Inc.	18,700	152,541
Logitech International SA (Registered)(a)	4,117	82,429
NEC Corp.	82,000	227,233
Neopost SA	19,910	553,047
Ricoh Co. Ltd.(a)	28,100	251,155
Riso Kagaku Corp.	18,200	264,605
Seiko Epson Corp.(a)	11,200	200,427
Toshiba TEC Corp.*	69,000	241,030
Wacom Co. Ltd.	5,500	22,486
Wincor Nixdorf AG*	774	42,800

		4,408,505

Textiles, Apparel & Luxury Goods - 1.1%
adidas AG	4,510	740,105
Asics Corp.	3,500	64,990
Brunello Cucinelli SpA	820	15,304
Burberry Group plc	9,735	170,612
Christian Dior SE	1,162	210,179
Cie Financiere Richemont SA (Registered)	11,385	694,444
Delta-Galil Industries Ltd.	475	14,357
Descente Ltd.	2,800	31,419
Gerry Weber International AG(a)	13,970	170,201
Gildan Activewear, Inc.	4,565	134,109
Global Brands Group Holding Ltd.*(a)	3,138,000	274,981
Gunze Ltd.	2,000	5,777
Hermes International	440	189,333
HUGO BOSS AG	1,310	77,713
Japan Wool Textile Co. Ltd. (The)	47,800	336,282
Kering	1,485	282,136
Li & Fung Ltd.	226,000	113,001
Luxottica Group SpA	2,970	144,173
LVMH Moet Hennessy Louis Vuitton SE	5,854	1,004,193
Moncler SpA	3,061	53,672
Onward Holdings Co. Ltd.	6,000	41,450
OVS SpA(b)	3,402	20,011
Pacific Textiles Holdings Ltd.(a)	12,000	17,011
Pandora A/S	2,530	329,399

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Textiles, Apparel & Luxury Goods - (continued)
Puma SE	125	$31,157
Salvatore Ferragamo SpA(a)	939	22,114
Samsonite International SA	27,300	77,573
Seiko Holdings Corp.	68,000	225,594
Seiren Co. Ltd.	36,300	357,032
Stella International Holdings Ltd.	14,000	23,959
Swatch Group AG (The)	550	144,607
Swatch Group AG (The) (Registered)	1,197	61,308
Ted Baker plc	1,265	39,503
Texwinca Holdings Ltd.	484,000	380,466
Tod’s SpA	231	13,575
TSI Holdings Co. Ltd.	4,800	27,914
Wacoal Holdings Corp.	3,000	33,078
Yondoshi Holdings, Inc.	1,400	28,796
Yue Yuen Industrial Holdings Ltd.	40,000	162,372

		6,763,900

Thrifts & Mortgage Finance - 0.5%
Aareal Bank AG	25,190	827,033
Deutsche Pfandbriefbank AG(b)	59,180	567,808
Equitable Group, Inc.	5,262	218,905
First National Financial Corp.(a)	8,816	204,234
Genworth MI Canada, Inc.(a)	1,000	26,740
Genworth Mortgage Insurance Australia Ltd.	144,760	323,473
Home Capital Group, Inc.(a)	1,940	41,328
OneSavings Bank plc(a)	50,600	137,521
Paragon Group of Cos. Plc (The)(a)	168,300	609,353

		2,956,395

Tobacco - 0.8%
British American Tobacco plc	39,765	2,547,142
Imperial Brands plc	20,405	1,079,199
Japan Tobacco, Inc.	24,000	942,577
Scandinavian Tobacco Group A/S(b)	21,340	376,978
Swedish Match AB	3,410	124,717

		5,070,613

Trading Companies & Distributors - 2.0%
AddTech AB, Class B	4,329	62,778
Advan Co. Ltd.	13,800	116,610
Ashtead Group plc	10,780	171,179
BayWa AG	605	19,146
Beijer Ref AB(a)	1,265	31,353
Brenntag AG	3,306	164,181
Bunzl plc	6,655	208,968
China Strategic Holdings Ltd.*	10,175,000	262,244
Cramo OYJ	21,505	507,653
Digital Domain Holdings Ltd.*	320,000	21,031
Diploma plc(a)	5,245	59,436
Finning International, Inc.(a)	3,355	54,439
Grafton Group plc	3,975	29,475
Hanwa Co. Ltd.	125,000	675,709
Howden Joinery Group plc(a)	15,400	88,329
IMCD Group NV	1,320	55,981
Inabata & Co. Ltd.	26,600	268,115
Indutrade AB	2,646	56,062
ITOCHU Corp.	56,200	642,967
Iwatani Corp.	6,992	40,867
Japan Pulp & Paper Co. Ltd.	55,000	195,882
Kanamoto Co. Ltd.	23,123	485,316
Kanematsu Corp.	254,000	418,852
Kloeckner & Co. SE*	4,180	56,045
Kuroda Electric Co. Ltd.	21,200	390,758
Marubeni Corp.(a)	63,500	298,153

	Shares	Value
COMMON STOCKS - (continued)
Trading Companies & Distributors - (continued)
MISUMI Group, Inc.	8,100	$150,326
Mitani Corp.	9,600	296,004
Mitsubishi Corp.	61,100	1,060,315
Mitsui & Co. Ltd.	66,800	787,704
MonotaRO Co. Ltd.(a)	800	23,402
Nagase & Co. Ltd.	4,900	57,709
Nippon Steel & Sumikin Bussan Corp.	81,000	278,997
Nishio Rent All Co. Ltd.	12,100	295,283
Noble Group Ltd.*(a)	193,100	23,291
Ramirent OYJ(a)	40,723	345,182
Reece Ltd.	1,100	32,606
Rexel SA	10,890	161,903
Richelieu Hardware Ltd.	1,272	26,571
Russel Metals, Inc.	36,575	661,915
Seven Group Holdings Ltd.(a)	54,285	282,626
SIG plc	351,750	492,704
Sojitz Corp.	48,500	117,837
Sumitomo Corp.(a)	46,300	489,722
Toromont Industries Ltd.	1,650	49,599
Toyota Tsusho Corp.	11,900	265,438
Travis Perkins plc	5,225	108,221
Wolseley plc	5,555	310,429
Yamazen Corp.	57,200	495,062

		12,194,375

Transportation Infrastructure - 0.6%
Abertis Infraestructuras SA(a)	10,285	161,822
Aena SA(b)	1,722	248,406
Aeroports de Paris(a)	715	76,053
Ansaldo STS SpA	2,145	25,138
ASTM SpA	21,285	237,543
Atlantia SpA	9,078	226,885
Auckland International Airport Ltd.	20,240	107,726
BBA Aviation plc(a)	34,485	108,970
Flughafen Wien AG	860	25,341
Flughafen Zuerich AG (Registered)(a)	385	72,383
Fraport AG Frankfurt Airport Services Worldwide	880	48,121
Groupe Eurotunnel SE (Registered)	12,155	126,327
Hamburger Hafen und Logistik AG	605	9,671
Hong Kong Aircraft Engineering Co. Ltd.	2,800	18,240
Hutchison Port Holdings Trust, Class U(a)	122,400	58,140
Japan Airport Terminal Co. Ltd.(a)	500	22,345
Kamigumi Co. Ltd.	6,000	54,447
Macquarie Atlas Roads Group	12,409	54,891
Mitsubishi Logistics Corp.	3,000	42,152
Port of Tauranga Ltd.	1,045	14,757
Qube Holdings Ltd.(a)	17,574	34,061
SATS Ltd.	19,000	61,820
SIA Engineering Co. Ltd.	5,000	13,774
Societa Iniziative Autostradali e Servizi SpA	1,647	14,983
Sumitomo Warehouse Co. Ltd. (The)	78,000	413,270
Sydney Airport	23,925	137,472
Transurban Group	43,835	418,459
Westshore Terminals Investment Corp.(a)	36,391	530,775

		3,363,972

Water Utilities - 0.1%
Pennon Group plc	9,130	109,340

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Water Utilities - (continued)
Severn Trent plc	5,118	$166,414
United Utilities Group plc	16,006	216,124

		491,878

Wireless Telecommunication Services - 1.0%
Cellcom Israel Ltd.*	5,408	38,878
Drillisch AG(a)	1,203	47,790
Freenet AG	2,099	58,598
KDDI Corp.	40,400	1,239,772
M1 Ltd.	7,000	13,655
Millicom International Cellular SA, SDR	1,100	58,910
NTT DOCOMO, Inc.	29,800	799,484
Okinawa Cellular Telephone Co.	5,700	176,587
Orange Belgium SA*	1,320	32,002
Rogers Communications, Inc., Class B	7,590	335,658
SmarTone Telecommunications Holdings Ltd.	17,740	31,594
SoftBank Group Corp.	20,641	1,148,613
StarHub Ltd.(a)	9,000	26,267
Tele2 AB, Class B	7,260	61,511
Vodafone Group plc	567,930	1,730,900

		5,800,219

TOTAL COMMON STOCKS (Cost $616,235,623)		601,747,646

CLOSED END FUNDS - 0.1%
Capital Markets - 0.1%
HBM Healthcare Investments AG Class A,*	3,850	378,447

Real Estate Management & Development - 0.0%(d)
UK Commercial Property Trust Ltd.	23,527	24,552

TOTAL CLOSED END FUNDS (Cost $417,678)		402,999

	Principal Amount
SECURITIES LENDING REINVESTMENTS(e) - 1.9%
CERTIFICATE OF DEPOSIT - 0.1%
KBC Bank NV, Brussels
0.76%, 8/23/2016 (Cost $749,652)	$750,000	749,652

MASTER DEMAND NOTE - 0.1%
Natixis Financial Products LLC
0.65%, 8/1/2016 (Cost $500,000)	500,000	500,000

MONEY MARKET FUNDS(f) - 1.2%
BlackRock Cash Funds - Prime, Institutional Class
0.49%	1,500,000	1,500,000
BlackRock Liquidity Funds, TempFund, Institutional Class
0.39%	1,500,000	1,500,000
Dreyfus Cash Advantage Fund, Institutional Class
0.35%	1,500,000	1,500,000

	Principal Amount	Value
SECURITIES LENDING REINVESTMENTS(e) - (continued)
MONEY MARKET FUNDS(f) - (continued)
Fidelity Prime Money Market Portfolio, Institutional Class
0.45%	$1,500,000	$1,500,000
Morgan Stanley Liquidity Funds - Prime, Institutional Class
0.37%	1,500,000	1,500,000

TOTAL MONEY MARKET FUNDS (Cost $7,500,000)		7,500,000

REPURCHASE AGREEMENT - 0.5%
Citigroup Global Markets, Inc., 0.35%, dated 7/29/2016, due 8/1/2016, repurchase price $2,977,889, collateralized by various U.S. Treasury Securities, ranging from 3.88% - 5.25%, maturing 11/15/2028 - 08/15/2040; total market value $3,037,358 (Cost $2,977,802)	2,977,802	2,977,802

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $11,727,454)		11,727,454

Total Investments — 100.9% (Cost $628,380,755)		613,878,099
Liabilities Less Other Assets — (0.9%)		(5,266,506)

Net assets — 100.0%		$608,611,593

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at 7/31/2016. The total value of securities on loan at 7/31/2016 was $34,952,773, which was collateralized in the form of cash with a value of $11,726,348; $3,800,205 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.88%, and maturity dates ranging from 08/04/2016 - 11/15/2045 and $21,825,961 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% - 6.50%, and maturity dates ranging from 08/08/2016 - 07/22/2068; a total value of $37,352,514.

(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities at 7/31/2016 amounts to $4,154,644, which represents approximately 0.68% of net assets of the Fund.

(c)

Security fair valued as of 7/31/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 7/31/2016 amounted to $128,385, which represents approximately 0.0% of net assets of the Fund.

(d)	Represents less than 0.05% of net assets.
(e)	The security was purchased with cash collateral held from securities on loan at 7/31/2016. The total value of securities purchased was $11,727,454.
(f)	Represents 7-day effective yield as of 7/31/2016.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2016 (Unaudited)

Abbreviations

CDI	CHESS Depositary Interest
CVA	Dutch Certification
FDR	Fiduciary Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$56,181,280
Aggregate gross unrealized depreciation	(73,976,402)

Net unrealized depreciation	$(17,795,122)

Federal income tax cost of investments	$631,673,221

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2016 (Unaudited)

Futures Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open long futures contracts as of July 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
EURO STOXX 50® Index Futures Contracts	56	09/16/2016	$1,868,014	$82,753
FTSE 100® Index Futures Contracts	11	09/16/2016	975,083	87,806
Hang Seng Index Futures Contracts	2	08/30/2016	280,595	(3,693)
Nikkei 225 SGX Index Futures Contracts	19	09/08/2016	1,536,908	18,142
S&P Toronto Stock Exchange 60® Index Futures Contracts	6	09/15/2016	778,130	18,049
SPI 200® Index Futures Contracts	5	09/15/2016	524,339	22,901

				$225,958

Forward Foreign Currency Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of July 31, 2016:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
CAD	1,157,272	Societe Generale	USD	905,397	09/21/2016	$(17,719)
CHF	717,276	Toronto-Dominion Bank (The)	USD	750,000	09/21/2016	(5,689)
CHF	97,253	Morgan Stanley	USD	100,000	09/21/2016	918
EUR	493,010	Citigroup	USD	556,786	09/21/2016	(4,293)
EUR	972,173	Societe Generale	USD	1,100,000	09/21/2016	(10,531)
GBP	407,936	Morgan Stanley	USD	600,000	09/21/2016	(57,910)
GBP	574,915	Citigroup	USD	821,130	09/21/2016	(57,147)
JPY	57,965,559	Societe Generale	USD	546,975	09/21/2016	19,721
JPY	104,222,800	Morgan Stanley	USD	1,000,000	09/21/2016	18,926
JPY	155,924,250	Toronto-Dominion Bank (The)	USD	1,500,000	09/21/2016	24,381
USD	680,000	Bank of Montreal	CAD	876,914	09/21/2016	7,368
USD	1,260,141	Bank of Montreal	CHF	1,211,412	09/21/2016	3,070
USD	1,810,000	Societe Generale	EUR	1,605,670	09/21/2016	10,601
USD	1,190,000	Morgan Stanley	GBP	838,942	09/21/2016	75,160
USD	1,760,000	Morgan Stanley	JPY	185,968,974	09/21/2016	(58,110)
USD	123,016	Societe Generale	SGD	166,885	09/21/2016	(1,190)

						$(52,444)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2016 (Unaudited)

Abbreviations:

CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
SGD — Singapore Dollar
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2016 (Unaudited)

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2016:

Australia	6.3%
Austria	0.3
Belgium	1.0
Canada	8.8
Denmark	1.6
Finland	1.1
France	6.1
Germany	6.2
Hong Kong	3.3
Ireland	0.6
Israel	1.1
Italy	2.0
Japan	29.1
Netherlands	2.4
New Zealand	0.4
Norway	0.9
Portugal	0.3
Singapore	1.6
Spain	2.3
Sweden	2.6
Switzerland	5.4
United Kingdom	15.6
Other[1]	1.0

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Aerospace & Defense - 0.2%
Aselsan Elektronik Sanayi ve Ticaret A/S	3,290	$10,398
AviChina Industry & Technology Co. Ltd., Class H	60,000	43,918
Bharat Electronics Ltd.	1,566	28,893
Embraer SA	24,800	114,241
Hanwha Techwin Co. Ltd.	1,426	68,872
Korea Aerospace Industries Ltd.	1,996	143,621
S&T Dynamics Co. Ltd.	1,550	13,657
United Aircraft Corp. PJSC*	25,155,036	188,652

		612,252

Air Freight & Logistics - 0.3%
Blue Dart Express Ltd.	60	5,236
Hanjin Transportation Co. Ltd.	866	24,624
Hyundai Glovis Co. Ltd.	744	111,585
Kerry TJ Logistics Co. Ltd.	14,000	18,814
Sinotrans Ltd., Class H	1,740,000	796,010

		956,269

Airlines - 0.9%
Aeroflot PJSC*	448,846	581,026
Air Arabia PJSC	99,682	39,351
Air China Ltd., Class H	124,000	94,758
AirAsia Bhd.	122,900	88,465
Asiana Airlines, Inc.*	4,720	20,352
Bangkok Airways Co. Ltd., NVDR	3,600	2,346
Cebu Air, Inc.	166,780	385,885
China Airlines Ltd.	142,000	41,813
China Eastern Airlines Corp. Ltd., Class H*	74,000	41,482
China Southern Airlines Co. Ltd., Class H	78,000	51,464
Controladora Vuela Cia de Aviacion SAB de CV, Class A*	32,600	59,400
Eva Airways Corp.*	51,627	24,582
Garuda Indonesia Persero Tbk. PT*	8,228,816	301,549
Grupo Aeromexico SAB de CV*	24,800	48,616
Hanjin Kal Corp.	1,808	28,488
Jet Airways India Ltd.*	21,685	200,906
Korean Air Lines Co. Ltd.*	1,390	35,366
Latam Airlines Group SA*	13,268	115,758
Pegasus Hava Tasimaciligi A/S*	35,356	137,633
SpiceJet Ltd.*	123,566	125,438
Thai Airways International PCL, NVDR*	56,620	41,047
Turk Hava Yollari AO*	35,984	62,217

		2,527,942

Auto Components - 2.0%
Actron Technology Corp.	7,000	25,546
Apollo Tyres Ltd.	7,111	17,336
AtlasBX Co. Ltd.	2,108	98,988
Balkrishna Industries Ltd.	3,196	34,792
Bharat Forge Ltd.	4,986	56,641
Bosch Ltd.	248	92,471
Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	5,506	13,276

	Shares	Value
COMMON STOCKS - (continued)
Auto Components - (continued)
Ceat Ltd.	14,446	$186,277
Chaowei Power Holdings Ltd.(a)	496,000	320,229
Cheng Shin Rubber Industry Co. Ltd.	73,400	153,132
Cub Elecparts, Inc.	1,149	13,911
Depo Auto Parts Ind Co. Ltd.	91,000	303,590
Dong Ah Tire & Rubber Co. Ltd.	823	19,323
Exide Industries Ltd.	15,469	41,360
Fuyao Glass Industry Group Co. Ltd., Class H(b)	26,800	67,691
Halla Holdings Corp.	5,952	334,755
Hankook Tire Co. Ltd.	4,492	217,352
Hanon Systems	7,836	80,098
Hiroca Holdings Ltd.	8,000	28,945
Hota Industrial Manufacturing Co. Ltd.	4,537	20,608
Hu Lane Associate, Inc.	8,000	35,711
Hyundai Mobis Co. Ltd.	4,092	931,536
Hyundai Wia Corp.	779	59,739
Iron Force Industrial Co. Ltd.	3,060	21,136
Kenda Rubber Industrial Co. Ltd.	28,733	45,904
Korea Autoglass Corp.	9,920	205,901
Kumho Tire Co., Inc.*	5,524	49,068
Macauto Industrial Co. Ltd.	5,000	27,018
Mahindra CIE Automotive Ltd.*	6,379	17,522
Mahle-Metal Leve SA	6,900	57,144
Mando Corp.	417	96,791
Minth Group Ltd.	20,000	64,691
Motherson Sumi Systems Ltd.	15,580	77,080
Nan Kang Rubber Tire Co. Ltd.	25,000	22,124
Nemak SAB de CV(b)	24,800	28,206
Nexen Corp.	17,070	121,760
Nexen Tire Corp.	1,812	21,757
Nexteer Automotive Group Ltd.	15,000	14,845
Rassini SAB de CV	3,402	15,811
S&T Holdings Co. Ltd.	3,503	58,949
S&T Motiv Co. Ltd.	48	2,601
Sanok Rubber Co. SA	2,092	30,078
Sebang Global Battery Co. Ltd.	4,800	165,621
Seoyon E-Hwa Co. Ltd.	11,160	129,518
SL Corp.	11,284	145,564
Sri Trang Agro-Industry PCL, NVDR	461,038	162,813
Sungwoo Hitech Co. Ltd.	29,698	216,872
Tianneng Power International Ltd.	620,000	425,853
Tong Yang Industry Co. Ltd.	16,400	29,488
Tube Investments of India Ltd.	3,206	26,298
Tung Thih Electronic Co. Ltd.	2,000	27,065
Tupy SA	84,900	386,100

		5,846,885

Automobiles - 1.8%
Astra International Tbk. PT	657,200	387,592
BAIC Motor Corp. Ltd., Class H(b)	100,500	91,176
Bajaj Auto Ltd.	2,046	82,494
Brilliance China Automotive Holdings Ltd.(a)	84,000	93,202
BYD Co. Ltd., Class H*(a)	22,000	139,485
China Motor Corp.	36,000	27,234
Dongfeng Motor Group Co. Ltd., Class H	152,000	187,455
DRB-Hicom Bhd.	573,500	127,507

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Automobiles - (continued)
Ford Otomotiv Sanayi A/S	2,839	$30,895
Geely Automobile Holdings Ltd.(a)	315,000	207,024
Great Wall Motor Co. Ltd., Class H	186,000	192,952
Guangzhou Automobile Group Co. Ltd., Class H(a)	157,984	202,775
Hero MotoCorp Ltd.	3,100	148,239
Hyundai Motor Co.	9,176	1,081,312
Hyundai Motor Co. (2nd Preference)	1,427	128,031
Hyundai Motor Co. (3rd Preference)	116	9,289
Hyundai Motor Co. (Preference)	1,302	113,328
Jiangling Motors Corp. Ltd., Class B	51,700	119,257
Kia Motors Corp.	15,996	601,912
Mahindra & Mahindra Ltd.	7,001	153,299
Mahindra & Mahindra Ltd., GDR	2,707	59,960
Maruti Suzuki India Ltd.	4,030	286,230
Oriental Holdings Bhd.	17,800	28,861
Sanyang Motor Co. Ltd.	35,000	23,792
Ssangyong Motor Co.*	2,570	16,519
Tata Motors Ltd.	42,171	316,794
Tata Motors Ltd., ADR	3,631	137,361
Tata Motors Ltd., Class A	21,483	103,735
Tofas Turk Otomobil Fabrikasi A/S	5,005	39,502
TVS Motor Co. Ltd.	6,454	28,110
UMW Holdings Bhd.	34,800	48,731
Yulon Nissan Motor Co. Ltd.	2,000	13,000

		5,227,053

Banks - 14.8%
Abu Dhabi Commercial Bank PJSC	112,335	207,965
AFFIN Holdings Bhd.	3,510	1,837
Agricultural Bank of China Ltd., Class H	1,550,000	569,269
Ajman Bank PJSC*	65,039	28,862
Akbank TAS	108,406	279,159
Akbank TAS, ADR	9,936	51,270
Al Khalij Commercial Bank PQSC	3,010	14,068
Albaraka Turk Katilim Bankasi A/S	274,908	112,164
Alior Bank SA*	3,765	48,814
Allahabad Bank*	108,396	125,088
Alliance Financial Group Bhd.	15,300	14,960
Alpha Bank AE*	83,018	164,318
AMMB Holdings Bhd.	62,000	65,496
Andhra Bank	135,169	121,377
Axis Bank Ltd.	51,894	423,108
Banco Bradesco SA	47,530	431,275
Banco Bradesco SA (Preference)	156,560	1,380,386
Banco Davivienda SA (Preference)*	80,662	710,270
Banco de Bogota SA	3,286	62,201
Banco de Chile	763,113	84,771
Banco de Credito e Inversiones	3,652	164,863
Banco do Brasil SA	68,200	445,186
Banco Santander Brasil SA	24,800	156,899
Banco Santander Chile	2,423,084	124,383
Bancolombia SA	18,848	148,464
Bancolombia SA (Preference)	24,269	206,767
Bangkok Bank PCL, NVDR	27,700	135,597
Bank Central Asia Tbk. PT	452,600	499,299
Bank Danamon Indonesia Tbk. PT	279,500	74,684
Bank Handlowy w Warszawie SA	722	12,748
Bank Mandiri Persero Tbk. PT	297,600	229,474
Bank Millennium SA*	20,424	24,016
Bank Negara Indonesia Persero Tbk. PT	465,000	189,926

	Shares	Value
COMMON STOCKS - (continued)
Banks - (continued)
Bank of Ayudhya PCL, NVDR	55,800	$66,085
Bank of Baroda*	29,388	66,555
Bank of China Ltd., Class H	4,526,000	1,860,571
Bank of Chongqing Co. Ltd., Class H	59,500	44,625
Bank of Communications Co. Ltd., Class H	1,302,000	877,513
Bank of India*	10,862	18,105
Bank of Jinzhou Co. Ltd., Class H	496,000	430,168
Bank of Qingdao Co. Ltd.(b)	341,000	187,200
Bank of the Philippine Islands	44,640	90,967
Bank of Tianjin Co. Ltd., Class H	62,000	58,165
Bank of Zhengzhou Co. Ltd.(b)	434,000	271,252
Bank Pan Indonesia Tbk. PT*	119,500	7,116
Bank Pekao SA	4,836	153,150
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	3,707,600	403,354
Bank Pembangunan Daerah Jawa Timur Tbk. PT	5,487,000	245,058
Bank Rakyat Indonesia Persero Tbk. PT	347,200	305,491
Bank Tabungan Negara Persero Tbk. PT	447,400	67,459
Bank Zachodni WBK SA	1,431	102,870
Banregio Grupo Financiero SAB de CV	4,800	27,519
Barclays Africa Group Ltd.(a)	19,282	213,489
BDO Unibank, Inc.	45,260	108,755
BIMB Holdings Bhd.	21,580	21,418
BNK Financial Group, Inc.	14,537	114,334
BOC Hong Kong Holdings Ltd.(a)	124,000	406,678
Canara Bank*	6,769	25,319
Capitec Bank Holdings Ltd.(a)	2,675	118,767
Chang Hwa Commercial Bank Ltd.	186,000	99,925
China CITIC Bank Corp. Ltd., Class H	744,000	469,797
China Construction Bank Corp., Class H	5,810,982	3,893,982
China Development Financial Holding Corp.	496,000	120,570
China Everbright Bank Co. Ltd., Class H	254,000	110,307
China Merchants Bank Co. Ltd., Class H(a)	279,000	596,834
China Minsheng Banking Corp. Ltd., Class H	403,000	420,141
Chong Hing Bank Ltd.	21,000	45,410
Chongqing Rural Commercial Bank Co. Ltd., Class H	205,000	107,520
CIMB Group Holdings Bhd.	89,049	96,039
City Union Bank Ltd.	29,264	56,728
Commercial Bank QSC (The)	7,815	81,336
Commercial International Bank Egypt SAE	39,370	210,817
Credicorp Ltd.	2,224	356,574
Credit Agricole Egypt SAE	6,907	19,049
CTBC Financial Holding Co. Ltd.	1,054,000	581,098
DGB Financial Group, Inc.	4,737	38,102
Doha Bank QSC	8,246	84,236
Dubai Islamic Bank PJSC	62,013	91,337
E.Sun Financial Holding Co. Ltd.	280,977	156,670
East West Banking Corp.	285,600	126,704
EnTie Commercial Bank Co. Ltd.	33,000	14,317

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Banks - (continued)
Eurobank Ergasias SA*	63,612	$36,278
Far Eastern International Bank	129,676	37,819
Federal Bank Ltd.	67,542	65,188
First Financial Holding Co. Ltd.*	311,954	172,966
First Gulf Bank PJSC	40,176	132,349
Getin Noble Bank SA*	980,126	108,204
Grupo Aval Acciones y Valores SA	87,165	33,254
Grupo Aval Acciones y Valores SA (Preference)	149,648	57,335
Grupo Elektra SAB de CV(a)	3,720	54,998
Grupo Financiero Banorte SAB de CV, Class O	93,000	509,703
Grupo Financiero Inbursa SAB de CV, Class O	80,600	129,610
Grupo Financiero Santander Mexico SAB de CV, Class B	62,000	113,036
Grupo Security SA	180,730	60,522
Hana Financial Group, Inc.	18,600	457,466
Harbin Bank Co. Ltd., Class H	2,542,000	687,917
Hong Leong Bank Bhd.	13,572	43,745
Hong Leong Financial Group Bhd.	13,843	51,760
Hua Nan Financial Holdings Co. Ltd.	248,150	135,257
Huishang Bank Corp. Ltd., Class H	2,000	943
ICICI Bank Ltd.	101,494	398,340
IDBI Bank Ltd.	23,563	24,571
Indian Bank	86,948	205,023
Indian Overseas Bank*	326,686	133,630
IndusInd Bank Ltd.	10,602	186,075
Industrial & Commercial Bank of China Ltd., Class H	4,588,000	2,595,548
Industrial Bank of Korea	15,781	166,946
ING Bank Slaski SA	1,550	52,728
Intercorp Financial Services, Inc.	2,706	87,945
Itau CorpBanca	8,275,215	72,084
Itau Unibanco Holding SA (Preference)	173,600	1,822,252
Itausa - Investimentos Itau SA (Preference)	245,340	637,562
Jammu & Kashmir Bank Ltd. (The)	195,796	196,571
JB Financial Group Co. Ltd.	4,731	25,215
Karur Vysya Bank Ltd. (The)	42,222	302,743
Kasikornbank PCL, NVDR	37,800	214,341
KB Financial Group, Inc.	23,622	742,306
Kiatnakin Bank PCL, NVDR	29,400	44,315
King’s Town Bank Co. Ltd.	38,000	27,855
Komercni banka A/S	2,790	109,675
Kotak Mahindra Bank Ltd.	26,598	303,166
Krung Thai Bank PCL, NVDR	163,700	81,779
Kwangju Bank	18,941	160,470
LH Financial Group PCL, NVDR	290,449	15,344
Malayan Banking Bhd.	108,282	213,345
Masraf Al Rayan QSC	10,354	102,359
mBank SA*	361	28,157
Mega Financial Holding Co. Ltd.	372,000	291,326
Metropolitan Bank & Trust Co.	45,952	92,616
National Bank of Abu Dhabi PJSC	81,096	215,043
National Bank of Greece SA*	98,332	22,212
National Bank of Ras Al-Khaimah PSC (The)	29,540	39,407
Nedbank Group Ltd.(a)	11,532	165,539
OTP Bank plc	8,308	202,401
Philippine National Bank*	22,283	29,704

	Shares	Value
COMMON STOCKS - (continued)
Banks - (continued)
Piraeus Bank SA*	200,632	$33,653
Powszechna Kasa Oszczednosci Bank Polski SA*	32,054	195,863
Public Bank Bhd.	37,200	178,209
Qatar International Islamic Bank QSC	1,346	23,434
Qatar Islamic Bank SAQ	2,619	78,393
Qatar National Bank SAQ	8,031	337,423
RHB Bank Bhd.	64,254	80,347
RHB Capital Bhd.	49,267	61,606
Rizal Commercial Banking Corp.	451,180	309,342
Sberbank of Russia PJSC	658,688	1,384,460
Sberbank of Russia PJSC (Preference)	70,648	105,432
Security Bank Corp.	6,870	31,937
Sekerbank TAS*	330,100	134,683
Shengjing Bank Co. Ltd., Class H(b)	33,500	36,911
Shinhan Financial Group Co. Ltd.	28,644	1,021,584
Siam Commercial Bank PCL (The), NVDR	88,500	402,735
SinoPac Financial Holdings Co. Ltd.	620,000	200,044
Sociedad Matriz del Banco de Chile SA, Class B	133,757	39,921
Standard Bank Group Ltd.	71,610	715,687
State Bank of Bikaner & Jaipur	14,139	136,377
State Bank of India	70,528	241,534
State Bank of India, GDR	1,914	64,789
Syndicate Bank*	129,968	148,527
Taichung Commercial Bank Co. Ltd.	35,032	10,140
Taishin Financial Holding Co. Ltd.*	558,000	223,738
Taiwan Business Bank*	154,480	40,697
Taiwan Cooperative Financial Holding Co. Ltd.	310,000	145,177
Thanachart Capital PCL, NVDR	11,200	13,104
Tisco Financial Group PCL, NVDR	28,820	44,682
TMB Bank PCL, NVDR	1,014,600	65,834
Turkiye Garanti Bankasi A/S	112,270	275,217
Turkiye Garanti Bankasi A/S, ADR	30,454	71,871
Turkiye Halk Bankasi A/S	30,715	80,738
Turkiye Is Bankasi, Class C	71,246	109,604
Turkiye Sinai Kalkinma Bankasi A/S	54,930	24,065
Turkiye Vakiflar Bankasi TAO, Class D	81,982	121,185
UCO Bank*	216,753	143,024
Union Bank of India	5,963	11,341
Union Bank of Taiwan	80,356	21,950
Union National Bank PJSC	57,577	71,009
VTB Bank PJSC	187,794,590	191,216
Woori Bank	17,015	153,418
Yapi ve Kredi Bankasi A/S*	25,253	29,137
Yes Bank Ltd.	10,664	193,738

		42,279,159

Beverages - 0.9%
Ambev SA	155,000	899,100
Anadolu Efes Biracilik ve Malt Sanayii A/S	4,540	30,731
Arca Continental SAB de CV	13,400	86,257
Capevin Holdings Ltd.(a)	69,631	46,461
Carabao Group PCL, NVDR	2,800	4,984
Carlsberg Brewery Malaysia Bhd., Class B	15,300	53,976
China Resources Beer Holdings Co. Ltd.(a)	32,331	62,579
Cia Cervecerias Unidas SA	6,262	71,495

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Beverages - (continued)
Coca-Cola Embonor SA (Preference), Class B	4,368	$9,332
Coca-Cola Femsa SAB de CV, Series L	18,600	146,314
Coca-Cola Icecek A/S	912	11,291
Distell Group Ltd.	563	6,762
Embotelladora Andina SA (Preference), Class B	19,282	76,320
Emperador, Inc.	146,700	23,168
Fomento Economico Mexicano SAB de CV	74,400	666,103
Fraser & Neave Holdings Bhd.	2,700	16,981
Hey Song Corp.	23,500	24,035
Hite Jinro Co. Ltd.	1,102	22,135
Lotte Chilsung Beverage Co. Ltd.	24	35,352
Muhak Co. Ltd.	761	16,101
Organizacion Cultiba SAB de CV	4,800	5,618
Tibet Water Resources Ltd.	131,000	43,723
Tsingtao Brewery Co. Ltd., Class H	10,000	35,245
United Breweries Ltd.	2,435	29,523
United Spirits Ltd.*	2,046	74,965
Vina Concha y Toro SA	960	1,636
Yantai Changyu Pioneer Wine Co. Ltd., Class B	9,600	28,776

		2,528,963

Biotechnology - 0.4%
3SBio, Inc.*(b)	19,980	20,032
Amicogen, Inc.	459	23,930
ATGen Co. Ltd.*	744	32,977
Biocon Ltd.	4,092	50,651
Cell Biotech Co. Ltd.	621	34,539
Celltrion, Inc.*	3,001	278,895
China Biologic Products, Inc.*	400	47,752
China Regenerative Medicine International Ltd.*	1,230,000	46,759
CrystalGenomics, Inc.*	1,488	39,055
Genexine Co. Ltd.*	728	35,745
Green Cross Corp.	214	33,433
Green Cross Holdings Corp.	768	23,517
iNtRON Biotechnology, Inc.*	460	21,149
Medigen Biotechnology Corp.*	12,099	30,662
Medy-Tox, Inc.	210	81,308
Naturalendo Tech Co. Ltd.*	1,586	26,052
OBI Pharma, Inc.*	4,000	61,774
PharmaEngine, Inc.	2,477	16,721
Pharmicell Co. Ltd.*	4,588	26,459
Seegene, Inc.*	655	21,226
Taigen Biopharmaceuticals Holdings Ltd.*	29,665	29,040
Taiwan Liposome Co. Ltd.*	4,340	18,218
ViroMed Co. Ltd.*	372	42,276

		1,042,170

Building Products - 0.5%
Astral Polytechnik Ltd.	1,823	13,934
Byucksan Corp.	3,380	19,402
China Lesso Group Holdings Ltd.	28,000	15,840
Chosun Refractories Co. Ltd.	830	61,723
Dynasty Ceramic PCL, NVDR	172,800	21,433
IS Dongseo Co. Ltd.	630	34,083
Kajaria Ceramics Ltd.	960	18,199
KCC Corp.	274	96,499
Kyung Dong Navien Co. Ltd.	239	13,165

	Shares	Value
COMMON STOCKS - (continued)
Building Products - (continued)
LG Hausys Ltd.	146	$16,488
Ras Al Khaimah Ceramics	340,081	296,278
Sintex Industries Ltd.	241,924	277,011
Taiwan FU Hsing Industrial Co. Ltd.	124,000	180,234
Taiwan Glass Industry Corp.*	75,000	31,717
Trakya Cam Sanayii A/S	194,979	159,757
Xxentria Technology Materials Corp.	12,653	30,242

		1,286,005

Capital Markets - 2.0%
Administradora de Fondos de Pensiones Habitat SA	11,350	15,090
Brait SE*(a)	9,362	84,253
Capital Securities Corp.	77,000	21,033
Central China Securities Co. Ltd., Class H	868,000	364,652
CETIP SA - Mercados Organizados	7,206	96,975
China Bill Finance Corp.	71,000	27,023
China Cinda Asset Management Co. Ltd., Class H	620,000	201,341
China Everbright Ltd.	38,000	72,475
China Galaxy Securities Co. Ltd., Class H	209,500	181,154
China Huarong Asset Management Co. Ltd.*(b)	620,000	246,084
China International Capital Corp. Ltd., Class H*(b)	24,800	35,858
CITIC Securities Co. Ltd., Class H	155,000	329,577
Coronation Fund Managers Ltd.	14,047	74,749
Daewoo Securities Co. Ltd.	4,482	36,331
Daishin Securities Co. Ltd.	3,258	30,685
Daishin Securities Co., Ltd. (Preference)	1,500	10,284
Daou Data Corp.	1,207	15,894
Dubai Investments PJSC	52,361	30,364
Edelweiss Financial Services Ltd.	266,428	376,464
Egypt Kuwait Holding Co. SAE	602,124	276,977
Egyptian Financial Group-Hermes Holding Co.*	21,531	31,375
FDG Kinetic Ltd.*	58,000	9,268
GF Securities Co. Ltd., Class H	62,000	135,506
Guotai Junan International Holdings Ltd.	130,800	43,825
Haitong Securities Co. Ltd., Class H(a)	223,200	362,415
Huarong International Financial Holdings Ltd.*	62,000	15,181
Huatai Securities Co. Ltd., Class H(b)	74,400	151,486
Hyundai Securities Co. Ltd.	9,252	56,826
IIFL Holdings Ltd.	19,158	76,549
Investec Ltd.(a)	13,027	78,606
Jih Sun Financial Holdings Co. Ltd.	8,450	1,863
KIWOOM Securities Co. Ltd.	275	19,419
Korea Investment Holdings Co. Ltd.	2,728	114,220
Kresna Graha Investama Tbk. PT*	1,150,500	37,593
Kyobo Securities Co. Ltd.	15,823	146,908
Macquarie Korea Infrastructure Fund	10,230	81,738
Masterlink Securities Corp.	806,000	231,274
Meritz Securities Co. Ltd.	16,650	55,889
Mirae Asset Securities Co. Ltd.	1,916	45,413
NH Investment & Securities Co. Ltd.	6,078	56,431
Norte Grande SA	29,131,506	171,398
OSK Holdings Bhd.	589,000	230,072

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Capital Markets - (continued)
Pioneers Holding for Financial Investments SAE*	26,756	$38,417
President Securities Corp.	619,753	233,939
PSG Konsult Ltd.	39,290	19,697
Religare Enterprises Ltd.*	3,905	14,933
Samsung Securities Co. Ltd.	1,550	52,305
Shinyoung Securities Co. Ltd.	850	38,245
SK Securities Co. Ltd.*	235,873	255,846
Waterland Financial Holdings Co. Ltd.	59,385	15,180
Yuanta Financial Holding Co. Ltd.	716,929	251,530
Yuanta Securities Korea Co. Ltd.*	893	2,930
Zeder Investments Ltd.	38,971	19,734

		5,623,274

Chemicals - 3.2%
AECI Ltd.(a)	103,664	706,572
AK Holdings, Inc.	208	12,311
Akzo Nobel India Ltd.	1,984	49,693
Alpek SAB de CV	20,000	35,481
Asia Polymer Corp.*	44,100	24,866
Asian Paints Ltd.	8,928	148,498
BASF India Ltd.	836	13,242
Batu Kawan Bhd.	6,200	27,417
Bayer CropScience Ltd.	562	33,608
Berger Paints India Ltd.	13,263	47,094
Bloomage BioTechnology Corp. Ltd.	5,000	8,260
Braskem SA (Preference), Class A	6,800	39,213
Castrol India Ltd.	2,653	17,522
China General Plastics Corp.*	248,000	127,795
China Lumena New Materials Corp.*(c)	888,000	—
China Man-Made Fiber Corp.*	868,000	211,542
China Petrochemical Development Corp.*	105,700	25,098
China Steel Chemical Corp.	5,000	16,446
China Synthetic Rubber Corp.	29,430	21,342
Ciech SA	384	5,679
Coromandel International Ltd.	11,842	45,080
D&L Industries, Inc.	85,000	17,917
Dongyue Group Ltd.*(c)	944,000	166,661
Eastern Polymer Group PCL, NVDR	52,200	18,734
Eternal Materials Co. Ltd.	22,248	23,173
Everlight Chemical Industrial Corp.	30,387	19,466
Foosung Co. Ltd.*	4,960	34,361
Formosa Chemicals & Fibre Corp.	124,000	322,789
Formosa Plastics Corp.	186,000	453,303
Formosan Rubber Group, Inc.	352,000	168,706
Fufeng Group Ltd.	944,600	326,230
Godrej Industries Ltd.	3,377	21,703
Grand Pacific Petrochemical	682,000	358,914
Green Seal Holding Ltd.*	2,000	9,210
Grupa Azoty SA	1,225	22,799
Gubre Fabrikalari TAS	63,452	115,439
Gujarat Fluorochemicals Ltd.	1,704	16,082
Hansol Chemical Co. Ltd.	528	37,709
Hanwha Chemical Corp.	6,448	147,075
HS Industries Co. Ltd.	26,206	250,327
Huabao International Holdings Ltd.*	65,000	23,286
Huchems Fine Chemical Corp.	1,440	25,068
Hyosung Corp.	1,576	195,567
Indorama Ventures PCL, NVDR	61,700	58,901
Kolon Industries, Inc.	1,116	86,777

	Shares	Value
COMMON STOCKS - (continued)
Chemicals - (continued)
Korea Petrochemical Ind Co. Ltd.	280	$58,742
Kukdo Chemical Co. Ltd.	2,604	132,042
Kumho Petrochemical Co. Ltd.	1,178	63,835
LCY Chemical Corp.	15,000	18,278
LG Chem Ltd.	1,488	323,464
LG Chem Ltd. (Preference)	179	28,365
Lotte Chemical Corp.	992	268,778
LOTTE Fine Chemical Co. Ltd.	240	7,617
Mexichem SAB de CV	46,100	100,532
Namhae Chemical Corp.	3,200	25,254
Nan Ya Plastics Corp.	186,000	351,922
Nantex Industry Co. Ltd.*	17,425	14,902
OCI Co. Ltd.*	530	44,003
Omnia Holdings Ltd.	5,793	68,903
Petkim Petrokimya Holding A/S	26,544	38,261
Petronas Chemicals Group Bhd.	62,000	99,767
PhosAgro PJSC	2,170	88,991
PI Industries Ltd.	3,821	43,070
Pidilite Industries Ltd.	3,715	40,530
PTT Global Chemical PCL, NVDR	101,600	177,209
Rallis India Ltd.	3,030	10,164
San Fang Chemical Industry Co. Ltd.	27,232	32,160
Scientex Bhd.	17,100	53,352
Shinkong Synthetic Fibers Corp.	202,000	54,229
Sidi Kerir Petrochemicals Co.	5,418	8,029
Sinofert Holdings Ltd.	1,547,700	183,491
Sinopec Shanghai Petrochemical Co. Ltd., Class H	248,000	120,805
SK Chemicals Co. Ltd.	869	51,823
SK Materials Co. Ltd.	378	49,741
SKC Co. Ltd.	952	25,412
Sociedad Quimica y Minera de Chile SA (Preference), Class B	3,348	83,429
Solar Applied Materials Technology Co.*(c)	242,000	66,332
Solar Industries India Ltd.	1,870	18,390
Songwon Industrial Co. Ltd.	13,268	238,081
Soulbrain Co. Ltd.	8,308	482,096
Swancor Ind Co. Ltd.	7,338	27,239
Synthos SA*	4,438	4,512
Taekwang Industrial Co. Ltd.	18	14,398
Taiwan Fertilizer Co. Ltd.	9,000	12,546
TSRC Corp.	28,900	25,303
Unid Co. Ltd.	3,968	161,001
Unipetrol A/S	884	6,395
UPC Technology Corp.	48,000	13,713
UPL Ltd.	11,842	110,465
Uralkali PJSC*	28,186	79,231
USI Corp.	620,000	250,540
Victory New Materials Ltd. Co.	29,200	52,229
Yingde Gases Group Co. Ltd.	868,000	308,724
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	15,000	35,617

		9,110,868

Commercial Services & Supplies - 0.2%
3M India Ltd.*	45	9,821
Blue Label Telecoms Ltd.	33,418	44,620
Broad Greenstate International Co. Ltd.	744,000	114,094
China Everbright International Ltd.	80,000	86,392
Cleanaway Co. Ltd.	7,000	38,045

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Commercial Services & Supplies - (continued)
KEPCO Plant Service & Engineering Co. Ltd.	1,089	$66,692
S-1 Corp.	830	75,209
Sunny Friend Environmental Technology Co. Ltd.	3,000	14,284
Taiwan Secom Co. Ltd.	11,165	32,771
Taiwan Shin Kong Security Co. Ltd.	24,240	31,664
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	6,578	59,301
Yestar International Holdings Co. Ltd.	60,000	26,212

		599,105

Communications Equipment - 0.4%
Accton Technology Corp.	409,000	708,508
Advanced Ceramic X Corp.	4,000	21,928
Alpha Networks, Inc.	1,300	833
Arcadyan Technology Corp.	124,000	224,127
BYD Electronic International Co. Ltd.*	43,000	32,694
China All Access Holdings Ltd.	96,000	30,186
Humax Co. Ltd.	12,524	163,237
Senao Networks, Inc.*	2,000	10,901
Wistron NeWeb Corp.	8,018	21,399
Zinwell Corp.*	13,000	16,391
ZTE Corp., Class H(a)	30,480	41,007

		1,271,211

Construction & Engineering - 1.9%
Adhi Karya Persero Tbk. PT	167,400	36,168
Arabtec Holding PJSC*	93,066	37,246
BES Engineering Corp.	1,116,000	190,177
Budimex SA	288	13,424
CH Karnchang PCL, NVDR	26,537	25,714
China Communications Construction Co. Ltd., Class H	248,000	271,012
China Energy Engineering Corp. Ltd.	372,000	54,170
China Machinery Engineering Corp., Class H	663,200	414,503
China Railway Construction Corp. Ltd., Class H(a)	105,000	125,838
China Railway Group Ltd., Class H*	212,000	159,547
China State Construction International Holdings Ltd.	60,000	80,258
Concord New Energy Group Ltd.	2,960,000	183,094
Continental Holdings Corp.	454,850	153,170
CTCI Corp.	18,000	25,373
Daelim Industrial Co. Ltd.	1,305	97,862
Daewoo Engineering & Construction Co. Ltd.*	11,569	64,241
Dialog Group Bhd.	162,688	60,751
Doosan Engineering & Construction Co. Ltd.*	18,972	92,645
Engineers India Ltd.	7,896	26,776
Gamuda Bhd.	49,600	58,733
GMR Infrastructure Ltd.*	102,144	21,806
Grana y Montero SAA	385,206	600,664
GS Engineering & Construction Corp.*	3,658	93,724
Hyundai Development Co-Engineering & Construction	2,356	93,176
Hyundai Engineering & Construction Co. Ltd.	3,700	121,555

	Shares	Value
COMMON STOCKS - (continued)
Construction & Engineering - (continued)
IJM Corp. Bhd.	80,600	$67,125
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV*	44,949	69,786
IRB Infrastructure Developers Ltd.	3,792	12,247
Italian-Thai Development PCL, NVDR*	135,443	25,860
Kumho Industrial Co. Ltd.*	3,303	26,450
Larsen & Toubro Ltd.	5,005	116,463
Larsen & Toubro Ltd., GDR	3,310	76,957
Malaysian Resources Corp. Bhd.	70,600	20,293
Metka Industrial - Construction SA	20,026	163,925
NCC Ltd.	37,138	45,324
Orascom Construction Ltd.*	4,443	21,282
Rich Development Co. Ltd.	395,467	108,396
Run Long Construction Co. Ltd.*	124,000	144,498
Sadbhav Engineering Ltd.	7,246	30,829
Samsung Engineering Co. Ltd.*	5,518	52,217
Sinopec Engineering Group Co. Ltd., Class H	40,974	35,694
Sino-Thai Engineering & Construction PCL, NVDR	41,571	31,032
Taeyoung Engineering & Construction Co. Ltd.*	5,766	31,297
Tekfen Holding A/S	178,932	440,426
UEM Edgenta Bhd.	47,200	40,817
United Integrated Services Co. Ltd.	186,000	277,925
Voltas Ltd.*	1,488	7,765
Waskita Karya Persero Tbk. PT	341,000	72,113
Wijaya Karya Persero Tbk. PT	88,000	20,021
Wilson Bayly Holmes-Ovcon Ltd.(a)	37,386	322,270

		5,362,639

Construction Materials - 1.7%
ACC Ltd.	1,496	37,714
Akcansa Cimento A/S	5,271	23,463
Ambuja Cements Ltd.	19,406	78,583
Anhui Conch Cement Co. Ltd., Class H	62,000	162,591
Asia Cement Co. Ltd.	1,075	74,856
Asia Cement Corp.	67,020	61,303
BBMG Corp., Class H(a)	1,922,000	703,417
Cahya Mata Sarawak Bhd.	15,700	13,885
Cementos Argos SA	6,270	23,493
Cementos Argos SA (Preference)	19,942	69,023
Cementos Pacasmayo SAA	27,112	49,714
Cemex SAB de CV*	483,600	368,828
Century Textiles & Industries Ltd.	2,602	27,115
CHC Resources Corp.	6,000	10,619
Chia Hsin Cement Corp.	339,000	94,724
China National Building Material Co. Ltd., Class H(a)	134,000	61,475
China Resources Cement Holdings Ltd.	40,170	14,598
China Shanshui Cement Group Ltd.*(c)	541,000	438,520
Cimsa Cimento Sanayi ve Ticaret A/S	37,944	190,218
CSG Holding Co. Ltd., Class B	61,910	50,741
Daelim C&S Co. Ltd.*	4,588	89,290
Dalmia Bharat Ltd.	2,046	44,042
Eugene Corp.	37,476	177,987
Goldsun Building Materials Co. Ltd.	73,000	18,569
Grupo Argos SA	12,772	76,884
Grupo Argos SA (Preference)	5,305	30,143

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Construction Materials - (continued)
Hanil Cement Co. Ltd.	160	$12,298
Holcim Indonesia Tbk. PT	358,500	30,243
Indocement Tunggal Prakarsa Tbk. PT	27,300	35,588
JK Lakshmi Cement Ltd.	657	4,168
Lafarge Malaysia Bhd.	6,300	12,304
Nuh Cimento Sanayi A/S	52,886	164,133
POSCO Chemtech Co. Ltd.	96	956
PPC Ltd.	389,236	221,249
Prism Cement Ltd.*	10,157	16,407
Qatar National Cement Co. QSC	746	18,212
Ramco Cements Ltd. (The)	4,924	40,415
Semen Indonesia Persero Tbk. PT	133,700	95,693
Shree Cement Ltd.	311	74,797
Siam Cement PCL (The), NVDR	8,750	128,122
Siam City Cement PCL, NVDR	3,700	35,375
Ssangyong Cement Industrial Co. Ltd.*	717	12,226
Sungshin Cement Co. Ltd.*	15,748	156,053
Taiwan Cement Corp.	124,000	131,679
TCC International Holdings Ltd.	1,364,000	237,295
Tipco Asphalt PCL, NVDR	6,500	4,946
Titan Cement Co. SA	1,860	42,514
Tongyang Cement & Energy Corp.*	1,723	6,860
Tongyang, Inc.	11,656	37,461
TPI Polene PCL, NVDR	377,200	24,692
UltraTech Cement Ltd.	2,108	117,011
Union Andina de Cementos SAA	381	318
Universal Cement Corp.	359,952	241,862
West China Cement Ltd.*	46,008	4,328
Wijaya Karya Beton Tbk. PT	294,300	22,468

		4,921,468

Consumer Finance - 0.5%
AEON Credit Service M Bhd.	44,900	156,634
AEON Thana Sinsap Thailand PCL, NVDR	59,600	171,117
Amlak Finance PJSC*	63,488	24,717
Bajaj Finance Ltd.	744	115,209
Bharat Financial Inclusion Ltd.*	5,496	74,442
Cholamandalam Investment and Finance Co. Ltd.	707	11,529
Credit China Holdings Ltd.*	160,000	66,598
Credito Real SAB de CV SOFOM ER	15,700	29,336
Gentera SAB de CV	37,200	69,171
KB Capital Co. Ltd.	8,184	181,558
KRUK SA	768	41,308
Krungthai Card PCL, NVDR	3,800	13,365
Mahindra & Mahindra Financial Services Ltd.	8,379	41,373
Muthoot Finance Ltd.	10,664	52,815
Repco Home Finance Ltd.	995	12,560
Samsung Card Co. Ltd.	1,302	50,155
Shriram City Union Finance Ltd.	638	18,767
Shriram Transport Finance Co. Ltd.	5,456	104,274
Srisawad Power 1979 PCL, NVDR	1,168	1,291
Sundaram Finance Ltd.	1,310	29,175
Taiwan Acceptance Corp.	11,000	24,465
Unifin Financiera SAB de CV SOFOM ENR	6,200	16,277

		1,306,136

	Shares	Value
COMMON STOCKS - (continued)
Containers & Packaging - 0.5%
Beijing Enterprises Clean Energy Group Ltd.*	1,940,002	$48,500
Cheng Loong Corp.	744,000	261,028
Great China Metal Industry	140,000	110,077
Greatview Aseptic Packaging Co. Ltd.	73,000	37,817
Klabin SA	23,100	122,203
Klabin SA (Preference)	100,000	81,364
Lock&Lock Co. Ltd.	2,071	23,758
Mpact Ltd.	11,098	27,059
Nampak Ltd.(a)	451,963	691,491
Samkwang Glass	123	9,070
Taiwan Hon Chuan Enterprise Co. Ltd.	62,000	90,020

		1,502,387

Distributors - 0.3%
Dah Chong Hong Holdings Ltd.	682,000	335,729
Dogus Otomotiv Servis ve Ticaret A/S	43,865	152,713
Imperial Holdings Ltd.(a)	11,780	140,836
Inter Cars SA	144	10,315
Test Rite International Co. Ltd.	147,000	90,485

		730,078

Diversified Consumer Services - 0.6%
Curro Holdings Ltd.*	16,244	48,874
Daekyo Co. Ltd.	4,590	34,174
Estacio Participacoes SA	255,600	1,410,687
Fu Shou Yuan International Group Ltd.	11,000	7,371
Kroton Educacional SA	55,800	252,036
Lung Yen Life Service Corp.	4,000	7,267

		1,760,409

Diversified Financial Services - 1.5%
African Bank Investments Ltd.*(c)	61,875	1,384
Al Waha Capital PJSC	800,916	431,737
Alexander Forbes Group Holdings Ltd.(a)	44,842	20,249
Ayala Corp.	8,060	148,847
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	55,800	329,027
Bolsa Mexicana de Valores SAB de CV	38,200	67,728
BTG Pactual Group	16,200	85,250
Bursa Malaysia Bhd.	3,200	6,769
Chailease Holding Co. Ltd.*	62,000	109,927
Corp. Financiera Colombiana SA	1,079	13,250
Dubai Financial Market PJSC	67,052	24,279
Far East Horizon Ltd.	98,988	77,813
FirstRand Ltd.	111,166	389,638
Fubon Financial Holding Co. Ltd.	434,000	539,050
Grupo de Inversiones Suramericana SA	11,870	148,072
Grupo de Inversiones Suramericana SA (Preference)	1,425	17,489
GT Capital Holdings, Inc.	3,590	117,355
Haci Omer Sabanci Holding A/S	82,089	244,608
Hankook Tire Worldwide Co. Ltd.	1,342	24,740
Hellenic Exchanges - Athens Stock Exchange SA*	6,448	30,212
IFCI Ltd.	562,836	243,670
Inversiones La Construccion SA	26,164	299,881

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Diversified Financial Services - (continued)
JSE Ltd.	5,890	$72,190
Meritz Financial Group, Inc.	2,333	25,826
Metro Pacific Investments Corp.	539,400	85,874
Moscow Exchange MICEX-RTS PJSC	48,121	82,506
NICE Holdings Co. Ltd.	720	12,534
NICE Information Service Co. Ltd.	3,576	22,858
Power Finance Corp. Ltd.	16,434	53,496
PSG Group Ltd.	4,299	61,472
Reliance Capital Ltd.	5,803	38,820
Remgro Ltd.	14,322	268,815
RMB Holdings Ltd.	22,630	101,535
Rural Electrification Corp. Ltd.	28,475	90,205
Warsaw Stock Exchange	2,305	20,180

		4,307,286

Diversified Telecommunication Services - 1.6%
Alibaba Health Information Technology Ltd.*	40,000	27,784
APT Satellite Holdings Ltd.	45,750	31,483
Asia Pacific Telecom Co. Ltd.*	101,899	35,272
Axtel SAB de CV*(a)	71,226	21,250
China Communications Services Corp. Ltd., Class H	1,984,000	1,076,378
China Telecom Corp. Ltd., Class H	868,000	427,291
China Unicom Hong Kong Ltd.	184,000	196,094
Chunghwa Telecom Co. Ltd.	130,000	462,206
CITIC Telecom International Holdings Ltd.	73,000	27,469
Emirates Telecommunications Group Co. PJSC	59,768	325,436
Hellenic Telecommunications Organization SA	9,114	88,668
Jasmine International PCL, NVDR	199,700	32,681
KT Corp.	7,132	202,152
LG Uplus Corp.	10,756	105,145
Link Net Tbk. PT	86,800	28,959
Magyar Telekom Telecommunications plc	10,996	17,593
Netia SA	25,196	28,463
O2 Czech Republic A/S	3,092	30,138
Ooredoo QSC	4,402	115,080
Orange Polska SA	14,950	20,688
Rostelecom PJSC	58,838	75,987
Rostelecom PJSC (Preference)	29,982	29,210
Tata Communications Ltd.	5,003	32,908
Telefonica Brasil SA (Preference)	16,500	252,166
Telekom Malaysia Bhd.	55,800	93,628
Telekomunikasi Indonesia Persero Tbk. PT	1,780,600	575,023
Telkom SA SOC Ltd.	14,835	68,937
Thaicom PCL, NVDR	21,800	13,832
TIME dotCom Bhd.	9,600	17,736
True Corp. PCL, NVDR	293,241	75,352
Turk Telekomunikasyon A/S	9,573	19,337

		4,554,346

Electric Utilities - 1.6%
Adani Transmission Ltd.*	223,386	130,727
Celsia SA ESP	29,264	36,106
Centrais Eletricas Brasileiras SA*	7,000	37,984
Centrais Eletricas Brasileiras SA (Preference), Class B*	11,800	81,772
CESC Ltd.	52,638	482,964

	Shares	Value
COMMON STOCKS - (continued)
Electric Utilities - (continued)
CEZ A/S	9,982	$188,398
Cia de Transmissao de Energia Eletrica Paulista (Preference)	4,439	94,509
Cia Energetica de Minas Gerais	1,577	4,513
Cia Energetica de Minas Gerais (Preference)	47,671	134,206
Cia Paranaense de Energia	200	1,323
Cia Paranaense de Energia (Preference)	4,000	39,884
CPFL Energia SA	19,043	134,321
EDP - Energias do Brasil SA	15,207	67,651
Enea SA*	7,827	22,024
Energa SA	14,299	35,757
Enersis Americas SA	1,198,460	210,604
Engie Energia Chile SA	11,616	21,606
Equatorial Energia SA	6,200	106,070
First Philippine Holdings Corp.	186,620	280,465
Inter RAO UES PJSC	2,111,483	83,370
Interconexion Electrica SA ESP	8,946	26,519
Korea District Heating Corp.	372	22,284
Korea Electric Power Corp.	15,500	848,235
Light SA	62,000	277,354
Luz del Sur SAA	7,464	25,370
Manila Electric Co.	7,440	51,169
PGE Polska Grupa Energetyczna SA	40,974	134,651
Power Grid Corp. of India Ltd.	59,210	155,571
Public Power Corp. SA*	7,874	24,830
Reliance Infrastructure Ltd.	9,700	87,913
Rosseti PJSC	3,829,554	50,580
RusHydro PJSC	8,784,176	93,861
Tata Power Co. Ltd.*	48,361	51,982
Tauron Polska Energia SA*	36,838	29,130
Tenaga Nasional Bhd.	86,800	306,641
Torrent Power Ltd.	9,504	24,056
Transmissora Alianca de Energia Eletrica SA	2,600	20,801

		4,425,201

Electrical Equipment - 0.7%
ABB India Ltd.	1,456	27,490
AcBel Polytech, Inc.	3,000	2,476
Alstom T&D India Ltd.	2,883	14,868
Amara Raja Batteries Ltd.	2,733	38,234
Bharat Heavy Electricals Ltd.	32,986	71,847
Chicony Power Technology Co. Ltd.	124,620	139,365
China High Speed Transmission Equipment Group Co. Ltd.	62,000	47,938
Crompton Greaves Ltd.*	12,473	14,617
CS Wind Corp.	620	13,422
Doosan Heavy Industries & Construction Co. Ltd.	2,184	51,083
ElSewedy Electric Co.	3,080	15,084
Havells India Ltd.	13,020	75,737
Jiangnan Group Ltd.	1,488,000	260,785
Korea Electric Terminal Co. Ltd.	144	11,287
Kung Long Batteries Industrial Co. Ltd.	5,000	24,199
LS Corp.	2,183	103,874
LS Industrial Systems Co. Ltd.	92	3,560
Schneider Electric Infrastructure Ltd.*	2,601	5,609
Shanghai Electric Group Co. Ltd., Class H*	140,000	58,093

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Electrical Equipment - (continued)
Shihlin Electric & Engineering Corp.*	26,000	$32,701
Suzlon Energy Ltd.*	200,136	52,137
Tech Pro Technology Development Ltd.*	124,000	2,157
Teco Electric and Machinery Co. Ltd.	62,000	54,866
Voltronic Power Technology Corp.	1,260	20,051
Walsin Lihwa Corp.*	248,000	71,472
Welling Holding Ltd.	650,000	121,457
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(a)	407,400	552,304
Zhuzhou CRRC Times Electric Co. Ltd.	20,000	110,310

		1,997,023

Electronic Equipment, Instruments & Components - 3.3%
AAC Technologies Holdings, Inc.	24,000	223,919
AU Optronics Corp.	497,000	201,615
Aurora Corp.	7,000	11,183
Boardtek Electronics Corp.	12,000	15,318
Cheng Uei Precision Industry Co. Ltd.	11,000	14,920
Chimei Materials Technology Corp.	310,000	150,033
China Railway Signal & Communication Corp. Ltd., Class H(b)	46,008	30,652
Chin-Poon Industrial Co. Ltd.*	12,000	26,313
Chroma ATE, Inc.*	13,000	32,782
Compeq Manufacturing Co. Ltd.	76,000	39,758
Coretronic Corp.	395,000	372,443
CrucialTec Co. Ltd.*	2,019	19,106
Daeduck Electronics Co.	26,164	183,824
DataTec Ltd.(a)	154,628	560,489
Delta Electronics Thailand PCL, NVDR	26,600	54,414
Delta Electronics, Inc.	67,728	356,430
Digital China Holdings Ltd.	68,000	52,841
Dynapack International Technology Corp.	91,000	126,139
E Ink Holdings, Inc.	48,000	28,418
Elite Material Co. Ltd.	13,000	29,524
Firich Enterprises Co. Ltd.	8,333	16,837
FLEXium Interconnect, Inc.	20,999	55,913
Flytech Technology Co. Ltd.	9,235	31,099
Hana Microelectronics PCL, NVDR	57,400	47,792
HannStar Display Corp.*	248,000	41,873
Hollysys Automation Technologies Ltd.*	2,100	41,139
Hon Hai Precision Industry Co. Ltd.	809,000	2,227,582
Iljin Materials Co. Ltd.*	1,426	21,769
Inari Amertron Bhd.	43,125	32,843
Innolux Corp.	484,489	179,086
Ju Teng International Holdings Ltd.	744,000	236,816
KCE Electronics PCL, NVDR	22,300	62,105
KH Vatec Co. Ltd.	11,842	130,033
Kingboard Chemical Holdings Ltd.	32,800	70,757
Kingboard Laminates Holdings Ltd.	48,000	30,557
Largan Precision Co. Ltd.	3,000	321,398
LG Display Co. Ltd.	7,731	213,954
LG Innotek Co. Ltd.	620	49,483
Lotes Co. Ltd.	45,000	117,705
Merry Electronics Co. Ltd.*	5,300	15,108
Millennium Pacific Group Holdings Ltd.*	248,000	5,497
MIN AIK Technology Co. Ltd.	20,000	25,593

	Shares	Value
COMMON STOCKS - (continued)
Electronic Equipment, Instruments & Components - (continued)
Nan Ya Printed Circuit Board Corp.	11,000	$9,700
Partron Co. Ltd.	36,766	388,945
PAX Global Technology Ltd.(a)	33,000	27,259
Posiflex Technology, Inc.*	6,241	33,138
Redington India Ltd.	14,310	22,004
Samart Corp. PCL, NVDR	29,300	13,376
Samsung Electro-Mechanics Co. Ltd.	1,922	94,714
Samsung SDI Co. Ltd.	3,348	315,327
SFA Engineering Corp.	599	32,299
Simplo Technology Co. Ltd.	9,000	31,717
Sinbon Electronics Co. Ltd.	3,159	7,531
Sunny Optical Technology Group Co. Ltd.(a)	20,000	79,640
Synnex Technology International Corp.*	49,000	57,867
Taiflex Scientific Co. Ltd.	136,000	149,748
Taiwan PCB Techvest Co. Ltd.	255,662	236,257
Test Research, Inc.	20,280	26,809
Tong Hsing Electronic Industries Ltd.	16,000	59,393
Tongda Group Holdings Ltd.	330,000	66,341
TPK Holding Co. Ltd.	10,000	19,108
Tripod Technology Corp.	18,000	36,820
TXC Corp.	62,000	83,902
Wah Lee Industrial Corp.	186,000	278,799
Walsin Technology Corp.	73,000	77,635
Wasion Group Holdings Ltd.	393,100	222,387
Wintek Corp.*(c)	64,000	3,669
WPG Holdings Ltd.	54,000	68,678
WT Microelectronics Co. Ltd.*	310,000	422,908
Yageo Corp.*	23,256	39,631
Zhen Ding Technology Holding Ltd.	26,150	53,655

		9,464,317

Energy Equipment & Services - 0.2%
Bumi Armada Bhd.	132,900	24,324
China Oilfield Services Ltd., Class H(a)	124,000	96,676
Gulf International Services QSC	2,297	23,181
SapuraKencana Petroleum Bhd.*	161,200	56,631
TMK PJSC	208,382	152,500
UMW Oil & Gas Corp. Bhd.*	87,700	19,283
Wison Engineering Services Co. Ltd.*	682,000	80,856

		453,451

Food & Staples Retailing - 1.4%
Al Meera Consumer Goods Co. QSC	314	18,884
Almacenes Exito SA	14,545	66,116
BGF retail Co. Ltd.	438	78,008
BIM Birlesik Magazalar A/S	9,646	178,071
Cencosud SA	49,006	139,665
Cia Brasileira de Distribuicao (Preference)	7,402	112,207
CJ Freshway Corp.	708	28,158
Clicks Group Ltd.(a)	6,944	62,242
Cosco Capital, Inc.	2,318,800	395,737
CP ALL PCL, NVDR	133,720	198,680
DIXY Group PJSC*	10,106	49,535
Dongsuh Cos., Inc.	2,065	60,098
E-MART, Inc.	682	99,546
Eurocash SA	1,939	26,036
Grupo Comercial Chedraui SA de CV	9,800	22,250
GS Retail Co. Ltd.	662	29,786
Hyundai Greenfood Co. Ltd.	2,135	35,356

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Food & Staples Retailing - (continued)
Magnit PJSC	1,922	$296,413
Massmart Holdings Ltd.	4,015	41,998
Matahari Putra Prima Tbk. PT	95,800	12,689
Pick n Pay Holdings Ltd.	211,854	583,771
Pick n Pay Stores Ltd.	1,584	8,942
President Chain Store Corp.	16,000	129,812
Puregold Price Club, Inc.	47,000	47,888
Raia Drogasil SA	6,700	138,481
Robinsons Retail Holdings, Inc.	20,030	36,608
Shoprite Holdings Ltd.	10,974	160,933
SPAR Group Ltd. (The)	5,350	79,916
Sun Art Retail Group Ltd.	94,000	65,292
Taiwan TEA Corp.	532,000	264,142
Wal-Mart de Mexico SAB de CV	179,800	411,194

		3,878,454

Food Products - 2.1%
Advanta Ltd.*	1,110	10,663
Agthia Group PJSC	13,259	28,012
Alicorp SAA	18,131	40,543
Astra Agro Lestari Tbk. PT*	17,111	18,942
AVI Ltd.	9,548	61,794
Binggrae Co. Ltd.	63	3,538
Biostime International Holdings Ltd.*	2,500	8,102
BRF SA	18,600	311,880
Britannia Industries Ltd.	1,551	67,930
Century Pacific Food, Inc.	17,700	6,305
Charoen Pokphand Enterprise	186,000	215,581
Charoen Pokphand Foods PCL, NVDR	112,200	90,198
Charoen Pokphand Indonesia Tbk. PT	254,200	72,776
China Agri-Industries Holdings Ltd.*	59,705	20,774
China Foods Ltd.	10,789	4,101
China Huishan Dairy Holdings Co. Ltd.(a)	228,000	89,614
China Huiyuan Juice Group Ltd.*	24,000	8,289
China Mengniu Dairy Co. Ltd.	83,000	138,619
China Modern Dairy Holdings Ltd.*	248,000	32,598
China Shengmu Organic Milk Ltd.*(b)	73,000	14,393
CJ CheilJedang Corp.	248	87,120
Dae Han Flour Mills Co. Ltd.	992	156,750
Daesang Corp.	945	25,647
Daesang Holdings Co. Ltd.	1,814	20,405
Dali Foods Group Co. Ltd.(b)	93,000	54,170
Dongwon F&B Co. Ltd.	79	16,433
Dongwon Industries Co. Ltd.	73	18,443
Dutch Lady Milk Industries Bhd.	2,600	40,867
Easy Bio, Inc.	28,830	167,295
Genting Plantations Bhd.	12,700	32,885
GlaxoSmithKline Consumer Healthcare Ltd.	270	25,518
Great Wall Enterprise Co. Ltd.	27,800	23,556
Gruma SAB de CV, Class B	8,410	121,042
Grupo Bimbo SAB de CV, Series A	43,400	129,458
Grupo Herdez SAB de CV*	13,014	26,998
Grupo Industrial Maseca SAB de CV, Class B	4,800	5,354
Grupo Lala SAB de CV	9,600	20,869
Grupo Nutresa SA	10,230	84,301
Ichitan Group PCL, NVDR	72,000	26,253
IJM Plantations Bhd.	26,800	21,727

	Shares	Value
COMMON STOCKS - (continued)
Food Products - (continued)
Indofood CBP Sukses Makmur Tbk. PT	54,000	$35,454
Indofood Sukses Makmur Tbk. PT	194,800	123,809
Industrias Bachoco SAB de CV, Series B	7,300	31,687
IOI Corp. Bhd.	120,700	125,430
Japfa Comfeed Indonesia Tbk. PT	365,800	41,890
JBS SA	43,400	146,349
Juhayna Food Industries	10,936	7,709
Kaset Thai International Sugar Corp. PCL, NVDR	10,400	2,090
Kernel Holding SA	2,417	38,349
Khon Kaen Sugar Industry PCL, NVDR	273,504	30,782
KRBL Ltd.	2,726	10,361
Kuala Lumpur Kepong Bhd.	16,700	94,854
Lien Hwa Industrial Corp.	48,000	32,027
Lotte Confectionery Co. Ltd.	340	57,519
Lotte Food Co. Ltd.	62	45,055
M Dias Branco SA	1,000	36,351
Maeil Dairy Industry Co. Ltd.	546	18,888
Marfrig Global Foods SA*	14,400	25,393
Minerva SA*	68,200	203,393
Namchow Chemical Industrial Co. Ltd.	17,000	37,011
Namyang Dairy Products Co. Ltd.	35	21,310
Nestle India Ltd.	682	73,187
Nestle Malaysia Bhd.	2,200	42,697
Nong Shim Holdings Co. Ltd.	48	5,528
NongShim Co. Ltd.	187	56,176
Oceana Group Ltd.	7,460	59,301
Orion Corp.	124	101,954
Ottogi Corp.	69	48,109
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	62,400	6,693
Pioneer Foods Group Ltd.	1,536	19,833
PPB Group Bhd.	10,300	40,486
Pulmuone Co. Ltd.	127	15,193
QL Resources Bhd.	38,100	40,810
RCL Foods Ltd.	172,169	173,995
Salim Ivomas Pratama Tbk. PT	2,920,200	102,999
Samlip General Foods Co. Ltd.	191	32,738
Samyang Corp.	248	21,454
Samyang Holdings Corp.	310	33,348
Sao Martinho SA	1,000	16,375
Sawit Sumbermas Sarana Tbk. PT	15,300	1,957
Standard Foods Corp.	11,689	29,037
Tata Global Beverages Ltd.*	7,341	15,578
Tenwow International Holdings Ltd.	558,000	156,759
Thai Union Group PCL, NVDR	105,400	65,970
Thai Vegetable Oil PCL, NVDR	316,870	277,477
Tiger Brands Ltd.	5,146	144,718
Tingyi Cayman Islands Holding Corp.(a)	66,000	57,070
Tongaat Hulett Ltd.	10,292	88,703
TSH Resources Bhd.	24,000	11,026
Ulker Biskuvi Sanayi A/S	6,820	45,092
Uni-President China Holdings Ltd.	66,000	50,606
Uni-President Enterprises Corp.	186,000	379,889
United Plantations Bhd.	1,200	7,824
Universal Robina Corp.	24,700	105,071
Want Want China Holdings Ltd.(a)	248,000	151,805

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Food Products - (continued)
Wei Chuan Foods Corp.*	192,000	$120,590
Yashili International Holdings Ltd.	34,000	7,361

		6,122,863

Gas Utilities - 0.4%
China Gas Holdings Ltd.	75,640	119,504
China Resources Gas Group Ltd.(a)	32,000	93,815
E1 Corp.	2,232	128,721
Empresa de Energia de Bogota SA ESP	65,205	38,638
ENN Energy Holdings Ltd.	26,000	123,802
GAIL India Ltd.	9,176	52,294
Gas Malaysia Bhd.	20,300	11,969
Gasco SA	4,712	12,098
Great Taipei Gas Co. Ltd.	31,000	22,675
Gujarat State Petronet Ltd.	21,700	42,956
Indraprastha Gas Ltd.	4,015	38,861
Infraestructura Energetica Nova SAB de CV(a)	6,400	25,871
Korea Gas Corp.	1,984	74,922
Perusahaan Gas Negara Persero Tbk.	536,000	134,629
Petronas Gas Bhd.	20,300	110,614
Samchully Co. Ltd.	2,294	218,106
Towngas China Co. Ltd.*(a)	20,000	12,139

		1,261,614

Health Care Equipment & Supplies - 0.2%
Bioteque Corp.	1,000	4,840
Boditech Med, Inc.*	1,302	33,824
DIO Corp.*	666	34,009
Ginko International Co. Ltd.	2,000	20,643
Hartalega Holdings Bhd.	9,400	9,930
Huons Global Co. Ltd.	429	19,685
InBody Co. Ltd.	1,280	46,394
Interojo Co. Ltd.	868	36,033
i-SENS, Inc.*	942	32,293
Kossan Rubber Industries	23,400	38,286
Lifetech Scientific Corp.*	196,000	36,371
Lutronic Corp.	868	32,274
Microport Scientific Corp.*	11,000	5,954
Osstem Implant Co. Ltd.*	96	6,531
Pihsiang Machinery Manufacturing Co. Ltd.	5,000	11,387
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	64,000	35,712
St. Shine Optical Co. Ltd.	1,000	24,152
Suheung Co. Ltd.	550	20,598
Top Glove Corp. Bhd.	14,800	15,598
Value Added Technologies Co. Ltd.	510	17,802
Vieworks Co. Ltd.	760	33,788

		516,104

Health Care Providers & Services - 0.5%
Apollo Hospitals Enterprise Ltd.	2,124	43,184
Bangkok Chain Hospital PCL, NVDR	110,900	41,711
Bangkok Dusit Medical Services PCL, NVDR	171,000	110,465
Banmedica SA	16,561	32,522
Bumrungrad Hospital PCL, NVDR	15,800	83,468
Chabiotech Co. Ltd.*	384	5,502
Chularat Hospital PCL, NVDR	157,300	14,271
Fleury SA	3,600	34,848
Fortis Healthcare Ltd.*	9,651	24,745
IHH Healthcare Bhd.	68,200	109,576
KPJ Healthcare Bhd.	25,006	26,293

	Shares	Value
COMMON STOCKS - (continued)
Health Care Providers & Services - (continued)
Life Healthcare Group Holdings Ltd.	37,498	$102,110
Medicare Group	619	16,624
Medipost Co. Ltd.*	336	25,287
Mitra Keluarga Karyasehat Tbk. PT	98,000	19,004
Netcare Ltd.	42,160	97,774
Odontoprev SA	12,500	50,311
Phoenix Healthcare Group Co. Ltd.	7,000	10,338
Qualicorp SA	10,994	72,615
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	37,800	89,630
Siloam International Hospitals Tbk. PT*	22,800	17,015
Sinopharm Group Co. Ltd., Class H	36,400	176,138
Universal Medical Financial & Technical Advisory Services Co. Ltd.(b)	62,000	43,384
Vibhavadi Medical Center PCL, NVDR	382,700	33,622

		1,280,437

Hotels, Restaurants & Leisure - 0.5%
Alsea SAB de CV	18,700	66,739
Ambassador Hotel (The)	24,000	19,622
AmRest Holdings SE*	411	26,106
Bloomberry Resorts Corp.*	79,300	9,426
Central Plaza Hotel PCL	1,600	1,895
Central Plaza Hotel PCL, NVDR	12,500	14,804
China Travel International Investment Hong Kong Ltd.	172,200	48,820
Dubai Parks & Resorts PJSC*	121,892	55,087
Emerson Pacific, Inc.*	329	11,308
Famous Brands Ltd.	4,624	45,896
Formosa International Hotels Corp.	1,311	7,721
Genting Bhd.	68,200	137,724
Genting Malaysia Bhd.	82,700	87,160
Gourmet Master Co. Ltd.	2,000	21,364
Grand Korea Leisure Co. Ltd.	1,040	24,186
Haichang Ocean Park Holdings Ltd.*	134,000	27,111
Hana Tour Service, Inc.	489	31,475
Imperial Pacific International Holdings Ltd.*	1,250,000	22,391
Indian Hotels Co. Ltd.*	22,940	46,027
Jollibee Foods Corp.	19,840	107,391
Jubilant Foodworks Ltd.	144	2,631
Kangwon Land, Inc.	3,348	122,544
Magnum Bhd.	16,900	9,964
Mahindra Holidays & Resorts India Ltd.	4,236	27,780
Max’s Group, Inc.	17,700	10,708
Minor International PCL, NVDR	93,550	109,451
MK Restaurants Group PCL, NVDR	1,500	2,304
Modetour Network, Inc.	741	17,696
OPAP SA	8,246	65,931
Orbis SA	2,013	31,474
Paradise Co. Ltd.	1,338	19,171
Philweb Corp.	51,400	17,086
Premium Leisure Corp.	289,000	6,871
Shinsegae Food Co. Ltd.	120	16,980
Sun International Ltd.	7,072	42,647
Thomas Cook India Ltd.	3,534	10,140
Travellers International Hotel Group, Inc.	190,000	14,519
Tsogo Sun Holdings Ltd.	16,629	34,786

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Hotels, Restaurants & Leisure - (continued)
Wowprime Corp.	2,133	$9,488
Xiabuxiabu Catering Management China Holdings Co. Ltd.(b)	31,000	15,141

		1,399,565

Household Durables - 0.9%
AmTRAN Technology Co. Ltd.	62,000	43,019
Arcelik A/S	11,346	77,483
Coway Co. Ltd.	1,674	128,074
Cuckoo Electronics Co. Ltd.	79	10,508
Cyrela Brazil Realty SA Empreendimentos e Participacoes	24,800	85,700
Ez Tec Empreendimentos e Participacoes SA	60,885	338,857
Haier Electronics Group Co. Ltd.	62,000	103,867
Hanssem Co. Ltd.	567	87,063
Hyundai Livart Furniture Co. Ltd.	1,506	35,023
Kinpo Electronics*	992,000	371,344
LG Electronics, Inc.	6,634	316,849
LG Electronics, Inc. (Preference)	690	16,909
MRV Engenharia e Participacoes SA	24,800	103,193
PIK Group PJSC*	10,520	39,726
Skyworth Digital Holdings Ltd.	135,246	100,912
Symphony Ltd.	636	22,813
Tatung Co. Ltd.*	1,736,000	290,938
TCL Multimedia Technology Holdings Ltd.*	44,000	23,758
TTK Prestige Ltd.	202	15,571
Vestel Elektronik Sanayi ve Ticaret A/S*	7,415	15,772
Videocon Industries Ltd.*	11,388	17,893
Whirlpool of India Ltd.*	2,289	28,892
Wuxi Little Swan Co. Ltd., Class B	80,600	285,633
Yuxing InfoTech Investment Holdings Ltd.*	102,000	33,387
Zeng Hsing Industrial Co. Ltd.	4,000	18,357

		2,611,541

Household Products - 0.2%
Hindustan Unilever Ltd.	24,552	338,142
Jyothy Laboratories Ltd.	618	2,657
Kimberly-Clark de Mexico SAB de CV, Class A	49,600	112,268
Unilever Indonesia Tbk. PT	31,000	106,619
Vinda International Holdings Ltd.	7,000	13,531

		573,217

Independent Power and Renewable Electricity Producers - 1.7%
Aboitiz Power Corp.	80,637	77,453
Adani Power Ltd.*	12,059	5,032
AES Gener SA	125,834	60,594
AES Tiete Energia SA	5,400	28,868
Aksa Enerji Uretim A/S*	23,830	17,852
Beijing Jingneng Clean Energy Co. Ltd., Class H	1,628,000	490,921
CGN New Energy Holdings Co. Ltd.	992,000	145,733
CGN Power Co. Ltd., Class H(a)(b)	310,000	91,482
China Longyuan Power Group Corp. Ltd., Class H	186,000	149,088
China Power International Development Ltd.	224,000	91,217
China Power New Energy Development Co. Ltd.	384,000	229,115
China Resources Power Holdings Co. Ltd.	106,420	169,505

	Shares	Value
COMMON STOCKS - (continued)
Independent Power and Renewable Electricity Producers - (continued)
Cia Energetica de Sao Paulo (Preference), Class B	3,700	$15,888
Colbun SA	138,415	34,033
Datang International Power Generation Co. Ltd., Class H	2,355,500	610,127
Electricity Generating PCL, NVDR	9,400	53,706
Empresa Nacional de Electricidad SA	97,030	88,673
Energy Development Corp.	273,600	34,091
Eneva SA*	37,792	140,299
Engie Brasil Energia SA	7,300	96,501
First Gen Corp.*	118,239	65,005
Glow Energy PCL, NVDR	19,000	46,777
Huadian Fuxin Energy Corp. Ltd., Class H	2,070,000	480,158
Huadian Power International Corp. Ltd., Class H	1,364,000	645,092
Huaneng Power International, Inc., Class H	254,000	155,478
Huaneng Renewables Corp. Ltd., Class H	308,000	98,434
JSW Energy Ltd.	24,223	29,851
Lopez Holdings Corp.	1,426,000	231,259
Malakoff Corp. Bhd.	105,400	41,689
NHPC Ltd.	43,444	16,409
NTPC Ltd.	72,106	170,456
Ratchaburi Electricity Generating Holding PCL, NVDR	21,400	31,796
Reliance Power Ltd.	43,613	35,386
Renova Energia SA	2,400	11,776
SPCG PCL, NVDR	335,000	213,523
Superblock PCL, NVDR*	243,200	12,848
Taiwan Cogeneration Corp.	53,000	40,012
Unipro PJSC	177,178	8,029

		4,964,156

Industrial Conglomerates - 2.0%
Aamal Co.*	16,740	61,369
Aboitiz Equity Ventures, Inc.	61,690	102,140
Aditya Birla Nuvo Ltd.	952	20,139
Alfa SAB de CV, Class A	130,200	213,262
Alliance Global Group, Inc.	95,100	32,622
AntarChile SA	2,559	24,442
Beijing Enterprises Holdings Ltd.	33,000	185,839
Berjaya Corp. Bhd.	2,408,400	207,085
Berli Jucker PCL	400	525
Berli Jucker PCL, NVDR	37,600	49,388
Bidvest Group Ltd. (The)	11,070	127,365
Boustead Holdings Bhd.	78,120	39,919
CITIC Ltd.	372,000	561,839
CJ Corp.	434	77,683
DMCI Holdings, Inc.	244,350	67,532
Dogan Sirketler Grubu Holding A/S*	909,788	191,685
Doosan Corp.	833	83,661
Enka Insaat ve Sanayi A/S	40,052	58,936
Far Eastern New Century Corp.	248,000	193,440
Fosun International Ltd.	155,000	202,540
Grupo Carso SAB de CV, Series A1	12,400	50,674
Grupo Industrial Saltillo SAB de CV	7,300	12,662
Grupo KUO SAB de CV, Series B	14,400	28,590
Hanwha Corp.	2,762	87,780
HAP Seng Consolidated Bhd.	39,100	74,444
Harim Holdings Co. Ltd.*	27,884	134,423
Hong Leong Industries Bhd.	62,300	136,217

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Industrial Conglomerates - (continued)
Hosken Consolidated Investments Ltd.(a)	51,894	$482,892
Industries Qatar QSC	2,211	64,845
JG Summit Holdings, Inc.	99,420	176,217
KAP Industrial Holdings Ltd.	146,906	68,774
KOC Holding A/S	32,054	137,214
Kolon Corp.	144	8,472
LG Corp.	4,278	242,515
LT Group, Inc.	54,200	17,948
Mannai Corp. QSC	6,076	148,165
MMC Corp. Bhd.	34,200	17,644
Quinenco SA	32,552	63,924
Reunert Ltd.	5,407	24,377
Samsung C&T Corp.	3,162	382,494
San Miguel Corp.	54,940	95,629
Shanghai Industrial Holdings Ltd.	16,000	37,402
Siemens Ltd.	1,779	35,017
Sigdo Koppers SA	23,951	32,137
Sime Darby Bhd.	80,600	146,923
SK Holdings Co. Ltd.	1,178	219,268
SM Investments Corp.	16,845	246,364
Turkiye Sise ve Cam Fabrikalari A/S	31,664	35,580
Yazicilar Holding A/S, Class A	4,309	16,760

		5,726,762

Insurance - 2.6%
Allianz Malaysia Bhd.	8,300	20,350
Anadolu Hayat Emeklilik A/S	10,968	18,377
Bajaj Finserv Ltd.	1,104	44,893
Bangkok Life Assurance PCL, NVDR	13,540	16,036
BB Seguridade Participacoes SA	22,700	212,646
Cathay Financial Holding Co. Ltd.	496,000	557,015
China Life Insurance Co. Ltd.	128,960	106,447
China Life Insurance Co. Ltd., Class H	255,000	580,983
China Pacific Insurance Group Co. Ltd., Class H	99,200	350,270
China Reinsurance Group Corp., Class H	372,000	86,769
China Taiping Insurance Holdings Co. Ltd.*	49,600	97,155
Discovery Ltd.(a)	11,966	107,886
Dongbu Insurance Co. Ltd.	2,084	118,140
Hanwha General Insurance Co. Ltd.	30,814	193,662
Hanwha Life Insurance Co. Ltd.	19,096	98,365
Hyundai Marine & Fire Insurance Co. Ltd.	3,671	99,300
KB Insurance Co. Ltd.	2,506	63,536
Korean Reinsurance Co.	3,079	33,260
Liberty Holdings Ltd.(a)	3,013	26,624
Long Bon International Co. Ltd.*	248,000	123,911
LPI Capital Bhd.	12,306	48,553
Max Financial Services Ltd.	2,832	24,519
Mercuries & Associates Holding Ltd.	310,000	185,963
Meritz Fire & Marine Insurance Co. Ltd.	1,700	23,296
MMI Holdings Ltd.(a)	59,411	99,254
New China Life Insurance Co. Ltd., Class H	55,800	197,387
People’s Insurance Co. Group of China Ltd. (The), Class H	375,320	144,132
PICC Property & Casualty Co. Ltd., Class H	271,634	420,755

	Shares	Value
COMMON STOCKS - (continued)
Insurance - (continued)
Ping An Insurance Group Co. of China Ltd., Class H	308,500	$1,439,146
Porto Seguro SA	3,700	32,520
Powszechny Zaklad Ubezpieczen SA	20,708	149,927
Qatar Insurance Co. SAQ	4,092	91,357
Qualitas Controladora SAB de CV	179,800	252,570
Rand Merchant Investment Holdings Ltd.(a)	31,558	100,845
Samsung Fire & Marine Insurance Co. Ltd.	1,426	339,266
Samsung Fire & Marine Insurance Co. Ltd. (Preference)	108	16,487
Samsung Life Insurance Co. Ltd.	3,658	317,746
Sanlam Ltd.	52,266	246,570
Santam Ltd.	665	11,177
Shin Kong Financial Holding Co. Ltd.	440,644	89,446
Sul America SA	15,661	84,206
Syarikat Takaful Malaysia Bhd.	19,900	19,604
Taiwan Fire & Marine Insurance Co. Ltd.	15,000	9,092
Tongyang Life Insurance Co. Ltd.	1,754	16,833

		7,316,276

Internet & Catalog Retail - 0.1%
B2W Cia Digital*	5,926	23,980
CJ O Shopping Co. Ltd.	279	40,350
Cogobuy Group*(b)	10,000	14,923
GS Home Shopping, Inc.	85	12,908
Hyundai Home Shopping Network Corp.	35	3,796
Interpark Corp.	1,402	18,712
Interpark Holdings Corp.	1,875	9,959
NS Shopping Co. Ltd.*	744	118,891

		243,519

Internet Software & Services - 2.0%
Addcn Technology Co. Ltd.*	1,300	10,405
Ahnlab, Inc.	620	31,051
Daou Technology, Inc.	2,046	48,586
HC International, Inc.*	40,000	23,299
Info Edge India Ltd.	3,962	48,391
Just Dial Ltd.	624	5,175
Kakao Corp.	930	75,469
KT Hitel Co. Ltd.*	1,063	7,744
NAVER Corp.	992	628,773
PChome Online, Inc.	4,913	55,097
SINA Corp.*	2,500	134,700
Sohu.com, Inc.*	1,700	65,756
Tencent Holdings Ltd.	186,000	4,470,261
Tian Ge Interactive Holdings Ltd.(b)	48,000	27,588

		5,632,295

IT Services - 1.2%
AGTech Holdings Ltd.*	248,000	61,681
Chinasoft International Ltd.*	118,000	47,596
Cielo SA	37,200	425,814
eClerx Services Ltd.	1,429	33,198
EOH Holdings Ltd.	3,031	30,981
HCL Technologies Ltd.	18,724	210,469
Hexaware Technologies Ltd.	12,753	42,056
Hi Sun Technology China Ltd.*	204,000	33,387
HNA Holding Group Co. Ltd.*	310,000	15,380
Infosys Ltd.	69,998	1,122,152
Kginicis Co. Ltd.	1,317	16,401
Mindtree Ltd.	6,984	60,331

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
IT Services - (continued)
Mphasis Ltd.	1,440	$11,628
My EG Services Bhd.	86,800	42,648
NHN KCP Corp.	907	17,935
Persistent Systems Ltd.	4,864	49,842
Posco ICT Co. Ltd.*	4,677	25,595
Samsung SDS Co. Ltd.	1,302	182,488
SONDA SA	7,485	13,726
Systex Corp.	16,000	26,263
Tata Consultancy Services Ltd.	16,306	637,610
Tech Mahindra Ltd.	15,004	109,296
TravelSky Technology Ltd., Class H	20,000	38,299
Vakrangee Ltd.	11,745	32,674
Wipro Ltd.	21,080	171,526

		3,458,976

Leisure Products - 0.1%
Giant Manufacturing Co. Ltd.	11,000	74,084
Goodbaby International Holdings Ltd.	48,000	21,773
HLB, Inc.*	2,542	46,862
Johnson Health Tech Co. Ltd.	9,090	13,355
KMC Kuei Meng International, Inc.	2,158	8,011
Merida Industry Co. Ltd.	7,350	33,961
Topkey Corp.	9,192	29,226

		227,272

Life Sciences Tools & Services - 0.0%(d)
Divi’s Laboratories Ltd.	3,665	65,574

Machinery - 1.4%
AIA Engineering Ltd.	1,599	24,563
Airtac International Group*	6,494	48,619
Ashok Leyland Ltd.	55,676	79,169
BEML Ltd.	768	11,622
China Conch Venture Holdings Ltd.(a)	62,000	118,568
China International Marine Containers Group Co. Ltd., Class H	45,092	51,949
CIMC Enric Holdings Ltd.	510,000	202,424
CRRC Corp. Ltd., Class H(a)	186,000	170,421
CSBC Corp. Taiwan	24,000	11,089
Cummins India Ltd.	2,089	27,151
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*(c)	5,023	20,089
Doosan Infracore Co. Ltd.*	2,100	14,942
Eicher Motors Ltd.	372	124,736
Haitian International Holdings Ltd.	30,000	50,258
Hanjin Heavy Industries & Construction Co. Ltd.*	51,646	206,095
Hiwin Technologies Corp.	9,581	46,970
Hy-Lok Corp.	601	12,099
Hyundai Elevator Co. Ltd.*	547	30,130
Hyundai Heavy Industries Co. Ltd.*	1,488	166,713
Hyundai Mipo Dockyard Co. Ltd.*	388	27,849
Hyundai Rotem Co. Ltd.*	1,857	35,311
King Slide Works Co. Ltd.	3,000	36,416
Kinik Co.	18,000	30,899
Lakshmi Machine Works Ltd.	148	8,160
Lonking Holdings Ltd.	186,000	27,565
Marcopolo SA*	458,800	437,169
Otokar Otomotiv ve Savunma Sanayi A/S	706	24,366
Rechi Precision Co. Ltd.	207,969	179,154
Samsung Heavy Industries Co. Ltd.*	5,704	50,616
San Shing Fastech Corp.	4,400	8,339

	Shares	Value
COMMON STOCKS - (continued)
Machinery - (continued)
Sany Heavy Equipment International Holdings Co. Ltd.*	164,000	$26,418
Shanghai Mechanical and Electrical Industry Co. Ltd., Class B	170,500	372,543
Shanghai Zhenhua Heavy Industries Co. Ltd., Class B*	93,000	46,872
Shin Zu Shing Co. Ltd.	1,000	3,383
Sinotruk Hong Kong Ltd.	11,000	4,905
SKF India Ltd.	1,144	23,338
Syncmold Enterprise Corp.	80,000	130,564
Thermax Ltd.	2,214	29,096
Turk Traktor ve Ziraat Makineleri A/S	923	25,744
WEG SA	24,800	117,386
Weichai Power Co. Ltd., Class H	806,000	965,960
Yungtay Engineering Co. Ltd.	16,000	22,379

		4,052,039

Marine - 0.2%
Cia Sud Americana de Vapores SA*	736,752	13,432
Evergreen Marine Corp. Taiwan Ltd.*	23,230	8,987
Grindrod Ltd.	19,248	16,051
Hanjin Shipping Co. Ltd.*	114,574	215,820
Hyundai Merchant Marine Co. Ltd.*	193	1,826
Korea Line Corp.*	1,439	24,922
MISC Bhd.	37,200	68,633
Qatar Navigation QSC	1,324	32,177
Shipping Corp. of India Ltd.*	11,532	12,421
Sincere Navigation Corp.*	33,000	20,365
Sinotrans Shipping Ltd.*(a)	91,500	14,032
Thoresen Thai Agencies PCL, NVDR	46,419	12,261
U-Ming Marine Transport Corp.	33,000	24,293
Wan Hai Lines Ltd.	32,000	16,540
Wisdom Marine Lines Co. Ltd.*	6,192	6,537
Yang Ming Marine Transport Corp.*	72,000	16,487

		504,784

Media - 1.5%
Alibaba Pictures Group Ltd.*(a)	530,000	113,377
Astro Malaysia Holdings Bhd.	121,900	87,446
BEC World PCL, NVDR	28,400	20,140
Cheil Worldwide, Inc.	1,603	25,759
CJ CGV Co. Ltd.	240	19,647
CJ E&M Corp.	691	43,860
Cyfrowy Polsat SA*	10,106	61,155
Dish TV India Ltd.*	17,517	26,922
Global Mediacom Tbk. PT	378,600	29,771
Grupo Televisa SAB	74,400	395,214
Hyundai Hy Communications & Network Co. Ltd.	40,362	137,825
IHQ, Inc.*	5,251	10,079
IMAX China Holding, Inc.*(a)(b)	1,900	9,818
Innocean Worldwide, Inc.	410	29,355
KT Skylife Co. Ltd.	2,187	35,729
Loen Entertainment, Inc.*	236	17,045
Major Cineplex Group PCL, NVDR	25,300	24,879
Media Nusantara Citra Tbk. PT	246,500	40,461
Megacable Holdings SAB de CV	18,600	74,602
MNC Investama Tbk. PT*	18,136,400	235,385
Multiplus SA	3,500	46,690
Naspers Ltd., Class N(a)	15,004	2,359,188
Network 18 Media & Investments Ltd.*	27,440	17,144

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Media - (continued)
Phoenix Satellite Television Holdings Ltd.	20,000	$4,407
Plan B Media PCL, NVDR	68,200	11,063
SBS Media Holdings Co. Ltd.	8,899	24,151
SHOWBOX Corp.	1,985	14,017
SM Entertainment Co.*	143	3,958
SMI Holdings Group Ltd.	256,014	22,764
Smiles SA	3,400	54,949
Star Media Group Bhd.	20,000	12,873
Surya Citra Media Tbk. PT	127,049	30,650
TV18 Broadcast Ltd.*	39,466	23,773
VGI Global Media PCL, NVDR	70,796	12,806
Viva China Holdings Ltd.*	424,000	39,340
Wisdom Sports Group*	71,000	20,586
Woongjin Thinkbig Co. Ltd.*	2,480	24,797
YG Entertainment, Inc.	947	32,211
Zee Entertainment Enterprises Ltd.	16,430	121,977

		4,315,813

Metals & Mining - 3.7%
African Rainbow Minerals Ltd.	5,764	41,034
Alrosa PJSC	118,311	127,329
Aluminum Corp. of China Ltd., Class H*(a)	150,000	48,325
Aneka Tambang Persero Tbk. PT*	522,310	31,701
Angang Steel Co. Ltd., Class H*(a)	132,000	64,470
Anglo American Platinum Ltd.*	1,650	52,370
AngloGold Ashanti Ltd.*	13,826	302,321
Assore Ltd.	1,776	23,697
Bradespar SA (Preference)	187,545	625,459
CAP SA	60,264	262,934
China Hongqiao Group Ltd.(a)	53,000	35,379
China Metal Products	209,725	215,815
China Metal Recycling Holdings Ltd.*(c)	51,000	—
China Molybdenum Co. Ltd., Class H	172,200	39,056
China Steel Corp.	434,000	299,774
China Zhongwang Holdings Ltd.	53,200	23,721
Chinalco Mining Corp. International*	128,000	16,825
Cia Minera Milpo SAA	41,416	29,265
Cia Siderurgica Nacional SA*	41,100	141,645
Dongkuk Steel Mill Co. Ltd.*	6,200	50,202
Eregli Demir ve Celik Fabrikalari TAS	101,533	154,159
Ezz Steel*	17,574	16,406
Feng Hsin Steel Co. Ltd.	26,000	34,248
Gerdau SA	12,700	21,413
Gerdau SA (Preference)	10,582	25,437
Gloria Material Technology Corp.	35,256	17,836
Gold Fields Ltd.	25,544	157,966
Grupa Kety SA	682	58,832
Grupo Mexico SAB de CV, Series B	155,000	374,331
Grupo Simec SAB de CV, Series B*(a)(c)	6,200	17,836
Hindalco Industries Ltd.	39,032	77,819
Honbridge Holdings Ltd.*	112,000	7,505
Hyundai Steel Co.	5,282	238,601
Impala Platinum Holdings Ltd.*(a)	19,648	86,455
Industrias Penoles SAB de CV	4,650	119,730
Jastrzebska Spolka Weglowa SA*	41,266	264,865
Jenax, Inc.*	705	14,004
Jiangxi Copper Co. Ltd., Class H	39,000	44,679
Jindal Steel & Power Ltd.*	296,805	369,982

	Shares	Value
COMMON STOCKS - (continued)
Metals & Mining - (continued)
JSW Steel Ltd.	4,650	$116,290
KGHM Polska Miedz SA	4,340	87,524
KISCO Corp.	3,472	123,673
KISWIRE Ltd.	746	24,575
Korea Zinc Co. Ltd.	496	225,384
Koza Altin Isletmeleri A/S*	3,880	13,145
Krakatau Steel Persero Tbk. PT*	2,554,400	115,059
Kumba Iron Ore Ltd.*	4,511	44,095
Magnitogorsk Iron & Steel OJSC	17,322	7,717
Minera Frisco SAB de CV*	30,500	24,971
MMC Norilsk Nickel PJSC	1,206	172,037
MMC Norilsk Nickel PJSC, ADR	12,120	177,194
MMG Ltd.*	88,000	21,093
MOIL Ltd.	5,400	19,791
Mytilineos Holdings SA*	65,100	283,913
National Aluminium Co. Ltd.	27,956	19,448
Nickel Asia Corp.	101,064	12,271
NMDC Ltd.	42,917	64,070
Northam Platinum Ltd.*	24,078	89,240
Novolipetsk Steel PJSC	29,756	42,829
Philex Mining Corp.*	66,900	12,355
Poongsan Corp.	1,860	51,558
Poongsan Holdings Corp.	3,286	125,995
POSCO	4,836	977,864
Press Metal Bhd.	577,400	591,514
Seah Besteel Corp.	761	18,207
SeAH Holdings Corp.	446	53,155
SeAH Steel Corp.	3,658	227,941
Severstal PJSC	5,661	67,826
Severstal PJSC, GDR	2,805	33,183
Shougang Fushan Resources Group Ltd.	354,000	62,954
Sibanye Gold Ltd.	24,738	114,563
Stalprodukt SA	334	30,184
Steel Authority of India Ltd.	21,842	15,309
STP & I PCL	347,260	98,206
TA Chen Stainless Pipe	63,860	33,607
Tata Steel Ltd.	8,041	42,621
Ton Yi Industrial Corp.	46,000	20,534
Tung Ho Steel Enterprise Corp.	32,000	18,294
Usinas Siderurgicas de Minas Gerais SA*	137,721	362,155
Usinas Siderurgicas de Minas Gerais SA, Class A*	306,900	351,296
Vale Indonesia Tbk. PT*	129,900	25,388
Vale SA	49,600	285,410
Vale SA (Preference)	68,200	316,061
Vedanta Ltd.	61,161	150,335
Volcan Cia Minera SAA, Class B	219,774	43,902
Yeong Guan Energy Technology Group Co. Ltd.	6,425	33,913
Yieh Phui Enterprise Co. Ltd.	158,702	41,362
Young Poong Corp.	29	29,074
Zhaojin Mining Industry Co. Ltd., Class H	47,000	53,905
Zijin Mining Group Co. Ltd., Class H	250,000	90,851

		10,597,267

Multiline Retail - 0.7%
Aeon Co. M Bhd.	10,800	7,190
El Puerto de Liverpool SAB de CV	7,750	75,168
Far Eastern Department Stores Ltd.	57,012	32,593
Future Enterprises Ltd.	10,119	3,331

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Multiline Retail - (continued)
Future Retail Ltd.(c)	10,119	$19,948
Golden Eagle Retail Group Ltd.(a)	14,000	15,714
Gwangju Shinsegae Co. Ltd.	391	87,091
Hyundai Department Store Co. Ltd.	558	61,770
Intime Retail Group Co. Ltd.	74,000	58,266
Lojas Americanas SA	5,250	21,277
Lojas Americanas SA (Preference)	24,800	147,539
Lojas Renner SA	24,800	208,917
Lotte Shopping Co. Ltd.	521	89,767
Maoye International Holdings Ltd.	621,000	60,020
Matahari Department Store Tbk. PT	89,300	135,840
Poya International Co. Ltd.	4,120	50,785
Ripley Corp. SA	719,202	454,035
Robinson Department Store PCL, NVDR	6,500	12,317
SACI Falabella	34,410	253,463
Shinsegae Co. Ltd.	434	70,516
Taiwan FamilyMart Co. Ltd.*	2,000	13,251
Woolworths Holdings Ltd.	24,742	159,610

		2,038,408

Multi-Utilities - 0.1%
Qatar Electricity & Water Co. QSC	1,007	62,164
Tianjin Development Holdings Ltd.	310,000	142,617
YTL Corp. Bhd.	223,200	91,572
YTL Power International Bhd.	280,460	98,528

		394,881

Oil, Gas & Consumable Fuels - 6.0%
AAG Energy Holdings Ltd.*(b)	321,016	55,434
Adaro Energy Tbk. PT	886,600	70,395
AK Transneft OJSC (Preference)	86	216,287
Bangchak Petroleum PCL (The), NVDR	10,400	10,003
Banpu PCL, NVDR	34,300	15,461
Bashneft PJSC	648	28,336
Bashneft PJSC (Preference)	2,108	59,861
Bharat Petroleum Corp. Ltd.	31,248	276,467
Cairn India Ltd.	14,610	41,670
China Coal Energy Co. Ltd., Class H*	192,000	101,197
China Petroleum & Chemical Corp., Class H	1,488,000	1,056,564
China Shenhua Energy Co. Ltd., Class H	217,000	414,428
CNOOC Ltd.	558,000	667,303
Coal India Ltd.	42,346	207,352
Cosan SA Industria e Comercio	6,200	65,502
Dana Gas PJSC*	322,462	49,162
Ecopetrol SA*	213,714	90,554
Empresas COPEC SA	16,430	149,145
Energy Absolute PCL, NVDR	73,800	55,620
Esso Thailand PCL, NVDR*	820,700	139,022
Exxaro Resources Ltd.	6,974	41,754
Formosa Petrochemical Corp.	53,000	150,750
Gazprom PJSC	556,978	1,155,117
Gazprom PJSC, ADR	73,857	300,598
Great Eastern Shipping Co. Ltd. (The)	40,920	204,768
Grupa Lotos SA*	2,046	15,344
GS Holdings Corp.	3,692	158,537
Hankook Shell Oil Co. Ltd.	56	22,372
Hindustan Petroleum Corp. Ltd.	5,556	104,650
Indian Oil Corp. Ltd.	29,667	241,109
Indo Tambangraya Megah Tbk. PT	310,000	297,610

	Shares	Value
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
Inner Mongolia Yitai Coal Co. Ltd., Class B	69,100	$50,443
IRPC PCL, NVDR	471,500	67,144
Kunlun Energy Co. Ltd.(a)	142,022	107,249
Lubelski Wegiel Bogdanka SA	9,804	137,180
Lukoil PJSC	26,567	1,150,503
Lukoil PJSC, ADR	589	25,180
Mangalore Refinery & Petrochemicals Ltd.*	8,266	9,989
MOL Hungarian Oil & Gas plc	3,844	241,100
Motor Oil Hellas Corinth Refineries SA	4,402	51,441
Novatek OJSC	25,296	247,635
Oil & Natural Gas Corp. Ltd.	108,438	356,307
Oil India Ltd.	8,587	47,246
PetroChina Co. Ltd., Class H	744,000	504,313
Petroleo Brasileiro SA*	179,800	783,746
Petroleo Brasileiro SA (Preference)*	229,400	845,240
Petron Corp.	140,600	31,875
Petronas Dagangan Bhd.	8,500	48,571
Petronet LNG Ltd.	11,284	50,200
Polski Koncern Naftowy ORLEN SA	18,137	290,797
Polskie Gornictwo Naftowe i Gazownictwo SA	54,684	75,954
PTT Exploration & Production PCL	469	1,111
PTT Exploration & Production PCL, NVDR	55,421	131,273
PTT PCL, NVDR	49,600	469,940
Qatar Fuel QSC	930	39,202
Qatar Gas Transport Co. Ltd.	6,510	43,799
Reliance Industries Ltd.	54,684	828,526
Rosneft PJSC	66,576	327,330
Rosneft PJSC, GDR	3,546	17,138
Sasol Ltd.	17,298	460,107
Semirara Mining & Power Corp.	12,450	31,554
Sinopec Kantons Holdings Ltd.	26,000	13,469
SK Gas Ltd.	520	39,505
SK Innovation Co. Ltd.	3,658	476,783
S-Oil Corp.	1,488	101,622
Star Petroleum Refining PCL, NVDR	241,800	63,869
Sugih Energy Tbk. PT*	1,624,400	38,444
Surgutneftegas OJSC	337,924	159,280
Surgutneftegas OJSC, ADR	17,091	79,815
Surgutneftegas OJSC (Preference)	348,068	171,395
Surgutneftegas OJSC (Preference), ADR	12,172	60,373
Tambang Batubara Bukit Asam Persero Tbk. PT	57,800	43,465
Tatneft PJSC	50,874	243,943
Tatneft PJSC, ADR	6,184	174,698
Tatneft PJSC (Preference)	968	2,471
Thai Oil PCL, NVDR	55,800	97,326
Tupras Turkiye Petrol Rafinerileri A/S	7,812	166,813
Ultrapar Participacoes SA	12,400	283,876
United Tractors Tbk. PT	70,500	84,771
Yanzhou Coal Mining Co. Ltd., Class H(a)	1,488,000	914,666

		17,151,049

Paper & Forest Products - 0.8%
Chung Hwa Pulp Corp.	391,171	111,998
Duratex SA	17,374	52,513

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Paper & Forest Products - (continued)
Empresas CMPC SA	46,571	$97,759
Fibria Celulose SA	12,400	75,994
Hansol Holdings Co. Ltd.*	29,512	187,587
Hansol Paper Co. Ltd.	12,491	254,247
Lee & Man Paper Manufacturing Ltd.	124,000	95,557
Long Chen Paper Co. Ltd.	434,000	215,484
Mondi Ltd.	4,216	85,509
Nine Dragons Paper Holdings Ltd.	91,000	72,238
Sappi Ltd.*	27,714	141,179
Shandong Chenming Paper Holdings Ltd., Class B	353,400	291,466
Shandong Chenming Paper Holdings Ltd., Class H	310,000	259,667
Superb Summit International Group Ltd.*(c)	395,000	74,317
Suzano Papel e Celulose SA (Preference), Class A	31,000	94,945
YFY, Inc.	1,023,000	304,436

		2,414,896

Personal Products - 0.7%
Able C&C Co. Ltd.	488	14,028
Amorepacific Corp.	1,054	365,087
Amorepacific Corp. (Preference)	310	62,268
AMOREPACIFIC Group	930	119,971
AMOREPACIFIC Group (Preference)	558	32,629
Bajaj Corp. Ltd.	4,145	24,142
Chlitina Holding Ltd.*	1,000	5,795
CKH Food & Health Ltd.*	46,155	105,277
Colgate-Palmolive India Ltd.	1,572	21,904
Coreana Cosmetics Co. Ltd.	2,352	16,210
Cosmax BTI, Inc.	48	2,288
Cosmax, Inc.	216	27,961
COSON Co. Ltd.*	1,262	18,026
Dabur India Ltd.	14,384	65,193
Emami Ltd.	1,351	22,990
Gillette India Ltd.	152	10,772
Godrej Consumer Products Ltd.	3,720	88,345
Grape King Bio Ltd.	8,000	53,629
Hengan International Group Co. Ltd.	24,512	205,953
Hypermarcas SA	12,400	106,070
It’s Skin Co. Ltd.	496	32,767
Karex Bhd.	34,950	20,521
Korea Kolmar Co. Ltd.	240	20,333
Korea Kolmar Holdings Co. Ltd.	443	18,667
Leaders Cosmetics Co. Ltd.*	738	18,546
LG Household & Health Care Ltd.	372	334,755
LG Household & Health Care Ltd. (Preference)	64	33,367
Marico Ltd.	15,390	65,307
Microbio Co. Ltd.*	45,365	37,019
Natura Cosmeticos SA	8,400	88,147
NUTRIBIOTECH Co. Ltd.*	434	27,083
Procter & Gamble Hygiene & Health Care Ltd.	207	20,366
SK Bioland Co. Ltd.	931	18,950

		2,104,366

Pharmaceuticals - 1.5%
Abbott India Ltd.	185	12,888
Adcock Ingram Holdings Ltd.(a)	15,665	54,081
Ajanta Pharma Ltd.	1,415	37,636
Aspen Pharmacare Holdings Ltd.*	8,804	238,152

	Shares	Value
COMMON STOCKS - (continued)
Pharmaceuticals - (continued)
Aurobindo Pharma Ltd.	7,535	$89,029
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	34,000	41,624
Binex Co. Ltd.*	1,673	31,514
Boryung Pharmaceutical Co. Ltd.	327	19,413
Bukwang Pharmaceutical Co. Ltd.	1,006	27,392
Cadila Healthcare Ltd.	7,540	41,299
Celltrion Pharm, Inc.*	1,302	28,419
Center Laboratories, Inc.*	19,250	41,729
China Medical System Holdings Ltd.	39,000	57,294
China Shineway Pharmaceutical Group Ltd.	248,000	261,744
China Traditional Chinese Medicine Holdings Co. Ltd.*(a)	124,000	50,655
Chong Kun Dang Pharmaceutical Corp.	331	32,948
Chongkundang Holdings Corp.	2,296	191,239
Cipla Ltd.	8,556	67,365
CMG Pharmaceutical Co. Ltd.*	5,208	23,944
Consun Pharmaceutical Group Ltd.	39,000	19,349
CSPC Pharmaceutical Group Ltd.	54,000	46,694
Dae Hwa Pharmaceutical Co. Ltd.	480	17,848
Daewoong Pharmaceutical Co. Ltd.	266	22,583
Dawnrays Pharmaceutical Holdings Ltd.	36,000	23,567
Dong-A Socio Holdings Co. Ltd.	143	20,936
Dong-A ST Co. Ltd.	271	27,943
DongKook Pharmaceutical Co. Ltd.	450	26,635
Dr Reddy’s Laboratories Ltd.	2,927	128,264
Genomma Lab Internacional SAB de CV, Class B*(a)	55,800	64,029
GlaxoSmithKline Pharmaceuticals Ltd.	690	34,147
Glenmark Pharmaceuticals Ltd.	5,894	75,755
Hanall Biopharma Co. Ltd.*	1,329	26,161
Hanmi Pharm Co. Ltd.	188	102,547
Hanmi Science Co. Ltd.	881	113,256
Hua Han Health Industry Holdings Ltd.	3,720,000	345,157
Il Dong Pharmaceutical Co. Ltd.(c)	838	21,321
Ilyang Pharmaceutical Co. Ltd.*	240	10,563
Ipca Laboratories Ltd.*	4,898	37,712
Jeil Pharmaceutical Co.	310	19,788
Jubilant Life Sciences Ltd.	4,445	22,273
JW Holdings Corp.	1,567	16,577
JW Pharmaceutical Corp.	511	26,368
JW Shinyak Corp.	2,356	22,716
Kalbe Farma Tbk. PT	744,000	95,141
Kolon Life Science, Inc.	108	15,137
Komipharm International Co. Ltd.*	1,612	43,533
Kwang Dong Pharmaceutical Co. Ltd.	5,404	45,880
Kyongbo Pharmaceutical Co. Ltd.	1,674	27,049
LG Life Sciences Ltd.*	682	44,263
Lupin Ltd.	7,021	182,361
Luye Pharma Group Ltd.*	67,500	43,753
Natco Pharma Ltd.	3,518	33,200
Piramal Enterprises Ltd.	3,886	93,230
Richter Gedeon Nyrt.	3,596	76,022
Schnell Biopharmaceuticals, Inc.*	6,138	36,056
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(a)	31,000	75,982
Sino Biopharmaceutical Ltd.	124,000	82,774

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Pharmaceuticals - (continued)
SSY Group Ltd.	140,165	$44,976
Strides Shasun Ltd.	2,027	35,179
Sun Pharma Advanced Research Co. Ltd.*	1,560	8,313
Sun Pharmaceutical Industries Ltd.	36,270	449,388
Tong Ren Tang Technologies Co. Ltd., Class H	33,000	52,052
Torrent Pharmaceuticals Ltd.	2,680	57,631
TTY Biopharm Co. Ltd.	7,686	26,244
TWi Pharmaceuticals, Inc.*	3,000	11,982
Whanin Pharmaceutical Co. Ltd.	1,318	19,003
Wockhardt Ltd.*	384	5,782
Yuhan Corp.	310	84,685
Yungjin Pharmaceutical Co. Ltd.*	4,777	46,058
YungShin Global Holding Corp.	13,650	19,926

		4,376,154

Professional Services - 0.0%(d)
Sporton International, Inc.	6,238	34,978

Real Estate Investment Trusts (REITs) - 0.8%
Arrowhead Properties Ltd.	101,629	63,046
Axis REIT	94,966	41,295
Capitaland Malaysia Mall Trust	72,500	26,895
Concentradora Fibra Danhos SA de CV	26,600	48,283
Concentradora Hipotecaria SAPI de CV	365,800	524,586
Emira Property Fund Ltd.	23,505	24,924
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	89,035	79,502
Fibra Uno Administracion SA de CV	86,800	177,151
Fortress Income Fund Ltd.	19,468	51,257
Fortress Income Fund Ltd., Class A	76,785	92,997
Growthpoint Properties Ltd.	72,517	137,836
Hyprop Investments Ltd.	9,872	96,078
Investec Property Fund Ltd.	45,384	48,648
KLCCP Stapled Group	9,500	17,504
Macquarie Mexico Real Estate Management SA de CV*	74,400	95,260
Pavilion REIT	11,800	5,363
PLA Administradora Industrial S de RL de CV*	37,200	61,766
Prologis Property Mexico SA de CV*	9,600	15,156
Redefine Properties Ltd.	149,327	129,152
Resilient REIT Ltd.	16,129	157,067
SA Corporate Real Estate Fund Nominees Pty. Ltd.	105,784	42,655
Sunway REIT	39,400	16,165
Vukile Property Fund Ltd.	16,983	22,051
Yeni Gimat Gayrimenkul Ortakligi A/S	72,044	303,581

		2,278,218

Real Estate Management & Development - 5.4%
8990 Holdings, Inc.	67,600	11,264
Agile Group Holdings Ltd.	57,750	33,043
Alam Sutera Realty Tbk. PT*	7,396,600	296,463
Aldar Properties PJSC	177,605	139,256
AP Thailand PCL, NVDR	715,400	151,994
Attacq Ltd.*(a)	39,928	56,192
Ayala Land, Inc.	179,800	150,756
Bangkok Land PCL, NVDR	726,800	31,718
Barwa Real Estate Co.	5,933	57,187

	Shares	Value
COMMON STOCKS - (continued)
Real Estate Management & Development - (continued)
Belle Corp.	96,000	$6,562
BR Malls Participacoes SA*	16,850	73,397
BR Properties SA	2,677	7,387
Bumi Serpong Damai Tbk. PT	503,400	80,323
C C Land Holdings Ltd.	124,000	32,119
Carnival Group International Holdings Ltd.*	409,223	48,516
Cathay Real Estate Development Co. Ltd.*	23,000	10,303
Central China Real Estate Ltd.	504,016	98,076
Central Pattana PCL, NVDR	29,600	48,866
China Aoyuan Property Group Ltd.	1,178,000	248,960
China Evergrande Group(a)	310,000	195,349
China Jinmao Holdings Group Ltd.	176,000	48,990
China Merchants Land Ltd.	1,018,000	161,359
China Oceanwide Holdings Ltd.*	202,000	20,304
China Overseas Grand Oceans Group Ltd.*	682,000	195,109
China Overseas Land & Investment Ltd.	258,000	847,815
China Resources Land Ltd.	153,777	382,067
China SCE Property Holdings Ltd.	1,240,000	262,064
China South City Holdings Ltd.	112,000	22,949
China Vanke Co. Ltd., Class H	81,014	183,118
China Vast Industrial Urban Development Co. Ltd.(b)	434,000	171,140
Chong Hong Construction Co. Ltd.	186,000	336,773
CIFI Holdings Group Co. Ltd.	265,149	68,680
Ciputra Development Tbk. PT	399,249	42,825
Colour Life Services Group Co. Ltd.*	47,000	34,705
Corp. Inmobiliaria Vesta SAB de CV	29,500	42,510
Country Garden Holdings Co. Ltd.(a)	434,446	176,915
Dalian Wanda Commercial Properties Co. Ltd., Class H(b)	38,200	241,951
DAMAC Properties Dubai Co. PJSC	98,146	62,525
Deyaar Development PJSC*	167,706	27,395
DLF Ltd.	5,566	13,403
Dongwon Development Co. Ltd.	6,017	26,509
DoubleDragon Properties Corp.*	38,500	46,909
Eastern & Oriental Bhd.*	59,774	24,964
Echo Investment SA	13,632	15,959
Eco World Development Group Bhd.*	80,600	25,543
Emaar Malls Group PJSC	97,558	77,024
Emaar Properties PJSC	112,406	210,545
Ezdan Holding Group QSC	43,586	236,389
Fantasia Holdings Group Co. Ltd.*	1,417,518	195,458
Farglory Land Development Co. Ltd.	9,000	9,684
Filinvest Land, Inc.	7,750,000	320,792
Fullshare Holdings Ltd.	190,000	82,269
Future Land Development Holdings Ltd.	1,284,000	196,903
Gemdale Properties & Investment Corp. Ltd.	4,858,000	287,976
Globe Trade Centre SA*	11,472	20,764
Godrej Properties Ltd.*	3,326	17,940
Goldin Properties Holdings Ltd.*	44,000	23,815
Greenland Hong Kong Holdings Ltd.*	434,000	129,753
Greentown China Holdings Ltd.*	25,500	18,468
Grupo GICSA SA de CV*	69,010	47,881
Guangzhou R&F Properties Co. Ltd., Class H	74,400	112,559

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Real Estate Management & Development - (continued)
Guorui Properties Ltd.	11,000	$3,742
Hanson International Tbk. PT*	1,316,535	77,896
Highwealth Construction Corp.	54,150	82,523
Hongkong Land Holdings Ltd.	45,500	291,200
Hopson Development Holdings Ltd.	24,000	21,897
Housing Development & Infrastructure Ltd.*	221,801	337,081
Huaku Development Co. Ltd.	186,000	310,554
Huang Hsiang Construction Corp.	100,000	108,386
Hung Sheng Construction Ltd.	434,000	224,321
Hydoo International Holding Ltd.	1,116,000	133,748
Iguatemi Empresa de Shopping Centers SA	4,800	45,366
IOI Properties Group Bhd.	54,100	31,366
Joy City Property Ltd.	186,000	30,201
Kindom Construction Corp.	248,000	133,233
Korea Real Estate Investment & Trust Co. Ltd.	9,438	28,184
KWG Property Holding Ltd.	46,418	28,712
Land & Houses PCL, NVDR	104,100	30,486
Lippo Karawaci Tbk. PT	896,300	77,665
Logan Property Holdings Co. Ltd.	38,000	14,495
Longfor Properties Co. Ltd.	65,000	88,789
LPN Development PCL, NVDR	427,800	160,901
LSR Group PJSC	29,698	405,969
Mah Sing Group Bhd.	1,100,510	437,987
MAS Real Estate, Inc.	147,498	203,644
MBK PCL, NVDR	527,000	228,473
Medinet Nasr Housing*	10,580	17,062
Megaworld Corp.	413,000	44,097
Mingfa Group International Co. Ltd.*(c)	36,000	8,768
Multiplan Empreendimentos Imobiliarios SA	1,400	27,369
New Europe Property Investments plc	10,850	129,929
Oberoi Realty Ltd.	1,621	7,042
Pakuwon Jati Tbk. PT	1,037,300	51,475
Palm Hills Developments SAE	56,092	16,487
Parque Arauco SA	14,904	33,026
Poly Property Group Co. Ltd.*(a)	71,000	19,123
Powerlong Real Estate Holdings Ltd.(a)	930,000	209,731
Prestige Estates Projects Ltd.	10,540	29,180
Prince Housing & Development Corp.	59,197	19,656
Pruksa Real Estate PCL, NVDR	24,700	19,502
Quality Houses PCL, NVDR	3,620,025	286,858
Radium Life Tech Co. Ltd.*	558,000	176,544
Red Star Macalline Group Corp. Ltd., Class H(b)	62,000	63,678
Redco Properties Group Ltd.*(b)	56,000	40,773
Renhe Commercial Holdings Co. Ltd.*	746,000	18,939
Road King Infrastructure Ltd.	214,000	176,496
Robinsons Land Corp.	47,500	32,265
Ruentex Development Co. Ltd.*	53,088	63,527
Sansiri PCL, NVDR	4,464,000	231,979
Shanghai Industrial Urban Development Group Ltd.	134,000	30,219
Shenzhen Investment Ltd.	118,266	48,160
Shimao Property Holdings Ltd.	63,500	82,812
Shining Building Business Co. Ltd.*	279,371	94,953
Shui On Land Ltd.(a)	122,666	33,038

	Shares	Value
COMMON STOCKS - (continued)
Real Estate Management & Development - (continued)
Sino-Ocean Group Holding Ltd.	189,267	$80,000
Sinyi Realty, Inc.	19,499	17,439
SM Prime Holdings, Inc.	378,200	234,418
SOHO China Ltd.	84,500	38,983
SP Setia Bhd. Group	15,359	11,584
SRE Group Ltd.*	4,340,000	125,838
Summarecon Agung Tbk. PT	313,000	40,503
Sunac China Holdings Ltd.(a)	99,000	62,131
Sunshine 100 China Holdings Ltd.(b)	620,000	263,661
Sunway Bhd.	42,533	30,616
Supalai PCL, NVDR	22,800	16,300
Taiwan Land Development Corp.	71,500	23,741
Talaat Moustafa Group	43,834	27,594
Tian An China Investment Co. Ltd.	558,000	308,484
Times Property Holdings Ltd.	372,000	148,130
Top Spring International Holdings Ltd.	270,000	87,333
U City PCL, NVDR*	30,211,700	34,696
UEM Sunrise Bhd.	114,900	29,357
Union Properties PJSC*	117,141	23,887
United Development Co. QSC	3,570	19,352
UOA Development Bhd.	15,500	9,139
Vista Land & Lifescapes, Inc.	383,400	48,830
Wanda Hotel Development Co. Ltd.*	1,142,000	114,789
WHA Corp. PCL, NVDR*	394,090	35,528
Wuzhou International Holdings Ltd.*	1,272,000	127,856
Yida China Holdings Ltd.	826,000	325,719
Yuexiu Property Co. Ltd.	226,520	29,191
Yuzhou Properties Co. Ltd.	1,054,000	312,399
Zall Group Ltd.*	84,000	43,408
Zhuguang Holdings Group Co. Ltd.*	160,000	28,248

		15,497,093

Road & Rail - 0.2%
Blue Bird Tbk. PT	35,300	10,591
BTS Group Holdings PCL, NVDR	92,840	25,056
CAR, Inc.*	37,000	37,763
CJ Korea Express Corp.*	372	66,586
Container Corp. of India Ltd.	1,750	39,185
Dazhong Transportation Group Co. Ltd., Class B	78,300	59,430
Evergreen International Storage & Transport Corp.	66,000	27,187
Guangshen Railway Co. Ltd., Class H	124,000	60,722
JSL SA	100	305
Localiza Rent a Car SA	6,200	76,934
PKP Cargo SA*	24,031	211,251

		615,010

Semiconductors & Semiconductor Equipment - 3.8%
A-DATA Technology Co. Ltd.	161,131	226,380
Advanced Process Systems Corp.*	1,798	30,337
Advanced Semiconductor Engineering, Inc.	248,000	295,210
Advanced Wireless Semiconductor Co.	111,000	206,888
Ardentec Corp.	372,000	243,549
ASMedia Technology, Inc.	2,000	10,964
China Electronics Corp. Holdings Co. Ltd.	46,000	11,026
Chipbond Technology Corp.	23,000	31,377
ChipMOS Technologies, Inc.*	8,000	8,282
Darwin Precisions Corp.	49,000	21,259
Dongbu HiTek Co. Ltd.*	2,278	36,199

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Elan Microelectronics Corp.*	11,000	$13,025
Elite Advanced Laser Corp.	11,520	45,650
Elite Semiconductor Memory Technology, Inc.	248,000	228,400
eMemory Technology, Inc.	3,000	30,119
Eo Technics Co. Ltd.	562	54,085
Epistar Corp.*	82,436	63,526
E-Ton Solar Tech Co. Ltd.*	329,000	118,520
Everlight Electronics Co. Ltd.	16,000	26,013
Faraday Technology Corp.	20,400	23,900
GCL-Poly Energy Holdings Ltd.(a)	744,000	101,630
GemVax & Kael Co. Ltd.*	2,542	41,415
Gigasolar Materials Corp.	1,380	19,799
Gigastorage Corp.*	8,000	5,764
Gintech Energy Corp.*	327,053	239,734
Global Lighting Technologies, Inc.	62,000	175,378
Greatek Electronics, Inc.	13,000	15,963
Green Energy Technology, Inc.*	248,000	146,051
G-SMATT GLOBAL Co. Ltd.*	1,146	29,618
Hansol Technics Co. Ltd.*	2,317	43,335
Hermes Microvision, Inc.	2,000	84,892
Holtek Semiconductor, Inc.	19,000	31,604
Hua Hong Semiconductor Ltd.(b)	248,000	232,342
Inotera Memories, Inc.*	124,000	100,993
ISC Co. Ltd.	279	6,924
King Yuan Electronics Co. Ltd.*	40,000	38,280
Kinsus Interconnect Technology Corp.	15,000	32,328
Koh Young Technology, Inc.	1,153	48,121
Landing International Development Ltd.*	930,000	18,217
LEENO Industrial, Inc.	1,178	44,222
Lextar Electronics Corp.	8,000	4,085
Macronix International*	61,000	7,796
MediaTek, Inc.	49,000	373,759
Motech Industries, Inc.*	5,000	5,184
Nanya Technology Corp.	19,897	23,498
Neo Solar Power Corp.*	27,480	14,031
Novatek Microelectronics Corp.	13,000	45,610
Orient Semiconductor Electronics Ltd.*	34,000	14,964
Parade Technologies Ltd.	2,400	21,276
Phison Electronics Corp.	4,000	33,080
Pixart Imaging, Inc.	12,000	27,892
Powertech Technology, Inc.	24,000	61,047
Radiant Opto-Electronics Corp.	17,330	27,741
Realtek Semiconductor Corp.	17,070	61,761
Semiconductor Manufacturing International Corp.*(a)	992,000	80,537
Seoul Semiconductor Co. Ltd.	252	3,768
SFA Semicon Co. Ltd.*	58,590	138,086
Shunfeng International Clean Energy Ltd.*	2,496,000	315,219
Sigurd Microelectronics Corp.	233,000	168,238
Silergy Corp.	1,000	12,922
Silicon Works Co. Ltd.	384	10,833
Siliconware Precision Industries Co. Ltd.	76,000	114,275
Sino-American Silicon Products, Inc.	27,000	29,433
Sitronix Technology Corp.	14,000	46,487
SK Hynix, Inc.	35,092	1,077,681
Sunplus Technology Co. Ltd.	40,000	16,039

	Shares	Value
COMMON STOCKS - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Taiwan Semiconductor Co. Ltd.	186,000	$224,321
Taiwan Semiconductor Manufacturing Co. Ltd.	643,000	3,474,532
Taiwan Surface Mounting Technology Corp.	248,000	210,143
Topco Scientific Co. Ltd.	93,327	219,847
TrueLight Corp.	79,000	173,724
United Microelectronics Corp.	744,000	277,342
Vanguard International Semiconductor Corp.	30,000	54,318
Win Semiconductors Corp.	31,604	57,915
Winbond Electronics Corp.*	91,000	27,337
Wonik Holdings Co. Ltd.*	1,227	8,566
XinTec, Inc.	138,000	103,317
Xinyi Solar Holdings Ltd.(a)	120,000	45,928

		10,793,851

Software - 0.4%
Asseco Poland SA	6,386	87,830
Brogent Technologies, Inc.	4,389	31,553
CD Projekt SA*	9,300	83,091
Com2uSCorp*	169	17,441
Cyient Ltd.	1,968	14,505
DoubleUGames Co. Ltd.*	868	29,291
DuzonBizon Co. Ltd.	669	13,886
Gamevil, Inc.*	528	36,766
GOLFZON Co. Ltd.	2,604	173,887
Hancom, Inc.	2,553	44,102
JoyCity Corp.*	758	21,282
Kingdee International Software Group Co. Ltd.*(a)	118,000	37,255
Kingsoft Corp. Ltd.	23,000	39,124
Linx SA	6,200	35,657
NCSoft Corp.	558	125,035
Neowiz Games Corp.*	1,456	18,263
NetDragon Websoft Holdings Ltd.	4,500	14,613
Nexon GT Co. Ltd.*	1,023	9,133
NHN Entertainment Corp.*	720	42,359
Oracle Financial Services Software Ltd.	797	43,856
Sinosoft Technology Group Ltd.	32,000	17,567
Soft-World International Corp.	16,000	36,087
TOTVS SA	3,800	38,912
Webzen, Inc.*	474	7,955
WeMade Entertainment Co. Ltd.*	1,023	21,873
XPEC Entertainment, Inc.*	8,185	26,409

		1,067,732

Specialty Retail - 1.2%
Ace Hardware Indonesia Tbk. PT	578,100	42,811
Baoxin Auto Group Ltd.*(a)(c)	51,000	27,866
Beauty Community PCL, NVDR	59,500	16,741
Berjaya Auto Bhd.	54,880	31,549
Cashbuild Ltd.	1,168	31,763
China Harmony New Energy Auto Holding Ltd.	611,000	344,083
China Yongda Automobiles Services Holdings Ltd.	434,000	212,527
China ZhengTong Auto Services Holdings Ltd.	682,000	277,724
Cia Hering	12,400	70,892
FF Group*	2,170	53,385
Foschini Group Ltd. (The)(a)	8,364	89,897

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Specialty Retail - (continued)
GOME Electrical Appliances Holding Ltd.(a)	580,447	$70,312
Hengdeli Holdings Ltd.*	1,984,000	207,094
Home Product Center PCL, NVDR	142,065	41,196
Hotai Motor Co. Ltd.	9,000	90,217
Hotel Shilla Co. Ltd.	1,178	62,678
Italtile Ltd.	382,602	371,204
JUMBO SA	3,906	46,169
Kolao Holdings	1,207	8,900
LOTTE Himart Co. Ltd.	381	15,221
M.Video PJSC	63,122	306,534
Mr Price Group Ltd.	7,192	118,751
National Petroleum Co. Ltd.	27,000	30,575
PC Jeweller Ltd.	1,509	9,649
Pou Sheng International Holdings Ltd.*	99,000	28,322
PTG Energy PCL, NVDR	26,300	21,143
Senao International Co. Ltd.	80,000	142,844
Seobu T&D*	1,777	32,759
Shinsegae International, Inc.	150	10,485
Siam Global House PCL, NVDR	20,600	9,167
Super Group Ltd.*	21,948	64,342
Truworths International Ltd.	11,780	75,857
Via Varejo SA	5,700	11,868
Zhongsheng Group Holdings Ltd.(a)	501,500	308,916

		3,283,441

Technology Hardware, Storage & Peripherals - 5.6%
Acer, Inc.*	53,858	25,644
Adlink Technology, Inc.	13,223	26,965
Advantech Co. Ltd.	8,292	64,418
Asia Vital Components Co. Ltd.	248,000	199,267
Asustek Computer, Inc.	40,000	347,712
Casetek Holdings Ltd.	4,000	16,101
Catcher Technology Co. Ltd.	47,000	326,849
Chicony Electronics Co. Ltd.	23,442	57,939
Clevo Co.	39,322	35,537
CMC Magnetics Corp.*	1,530,301	187,914
Compal Electronics, Inc.	251,000	157,647
Coolpad Group Ltd.*	318,000	55,732
Elitegroup Computer Systems Co. Ltd.	259,530	133,330
Foxconn Technology Co. Ltd.	62,678	151,772
Gigabyte Technology Co. Ltd.	38,000	48,210
HTC Corp.	24,000	71,497
IEI Integration Corp.	206,034	263,004
Inventec Corp.	166,000	128,700
KONA I Co. Ltd.	1,686	26,867
Legend Holdings Corp., Class H(b)	291,400	693,957
Lenovo Group Ltd.	248,000	160,434
Lite-On Technology Corp.	138,973	208,092
Micro-Star International Co. Ltd.	38,000	82,849
Mitac Holdings Corp.*	17,000	14,751
Pegatron Corp.	111,000	272,258
Primax Electronics Ltd.	319,000	437,185
Qisda Corp.	83,000	30,030
Quanta Computer, Inc.*	124,000	252,094
Ritek Corp.*	297,000	36,935
Samsung Electronics Co. Ltd.	6,882	9,455,339
Samsung Electronics Co. Ltd. (Preference)	1,240	1,400,348
Sindoh Co. Ltd.	4,092	188,864
Spigen Korea Co. Ltd.	52	2,939

	Shares	Value
COMMON STOCKS - (continued)
Technology Hardware, Storage & Peripherals - (continued)
TCL Communication Technology Holdings Ltd.	434,000	$390,379
Transcend Information, Inc.	3,000	8,994
TSC Auto ID Technology Co. Ltd.	3,300	27,446
Wistron Corp.	194,232	154,239

		16,142,238

Textiles, Apparel & Luxury Goods - 1.6%
361 Degrees International Ltd.	682,000	201,262
Agabang&Company*	1,971	14,605
Aksa Akrilik Kimya Sanayii A/S	65,024	169,402
Alpargatas SA (Preference)	10,800	38,758
ANTA Sports Products Ltd.(a)	32,000	71,258
Arvind Ltd.	7,361	33,495
Bata India Ltd.	2,024	18,294
Belle International Holdings Ltd.	310,000	204,937
Billion Industrial Holdings Ltd.	70,000	43,299
Bosideng International Holdings Ltd.	2,356,000	197,347
C.banner International Holdings Ltd.*	56,000	20,134
CCC SA	506	23,092
China Dongxiang Group Co. Ltd.	96,000	18,928
China Lilang Ltd.	389,000	250,646
Cosmo Lady China Holdings Co. Ltd.(b)	15,000	5,780
Eclat Textile Co. Ltd.	6,528	73,106
Everest Textile Co. Ltd.	23,000	11,203
Feng TAY Enterprise Co. Ltd.	12,122	54,681
Fila Korea Ltd.	342	26,990
Formosa Taffeta Co. Ltd.	33,000	31,271
Forus SA	11,442	41,083
Fuguiniao Co. Ltd., Class H	334,800	167,833
Grendene SA	6,274	33,152
Handsome Co. Ltd.	910	31,643
Hansae Co. Ltd.	432	11,878
Hansae Yes24 Holdings Co. Ltd.	504	5,759
HOSA International Ltd.(a)	120,000	40,670
Ilshin Spinning Co. Ltd.	122	13,941
Jinli Group Holdings Ltd.	62,000	122,357
Kyungbang Ltd.	102	15,662
Lao Feng Xiang Co. Ltd., Class B	165,994	596,416
Lealea Enterprise Co. Ltd.	73,150	19,431
LF Corp.	952	17,720
Li Ning Co. Ltd.*	88,500	46,303
Li Peng Enterprise Co. Ltd.*	62,000	15,324
LPP SA	22	27,762
Luthai Textile Co. Ltd., Class B	223,200	291,945
Makalot Industrial Co. Ltd.	7,392	38,207
Nan Liu Enterprise Co. Ltd.	6,000	29,508
Nien Hsing Textile Co. Ltd.	177,546	133,481
Page Industries Ltd.	129	27,620
Peak Sport Products Co. Ltd.	620,000	190,955
Pou Chen Corp.	83,000	113,100
Rajesh Exports Ltd.	4,307	28,256
Relaxo Footwears Ltd.	3,920	28,675
Ruentex Industries Ltd.	39,140	62,530
SBW*	4,748	11,996
Shenzhou International Group Holdings Ltd.(a)	17,000	89,601
SRF Ltd.	774	16,937
Tainan Spinning Co. Ltd.*	48,555	21,902
Taiwan Paiho Ltd.*	8,000	24,559
Texhong Textile Group Ltd.	248,000	331,095
Titan Co. Ltd.	14,012	88,149

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Textiles, Apparel & Luxury Goods - (continued)
TOPBI International Holdings Ltd.	22,000	$97,860
Toung Loong Textile Manufacturing	7,000	19,406
Vardhman Textiles Ltd.	12,338	200,252
Welspun India Ltd.	17,275	26,395
Xtep International Holdings Ltd.	48,000	24,681
Youngone Corp.	640	20,254
Youngone Holdings Co. Ltd.	315	17,041

		4,649,827

Thrifts & Mortgage Finance - 0.7%
Dewan Housing Finance Corp. Ltd.	130,944	436,317
GRUH Finance Ltd.	2,738	12,007
Housing Development Finance Corp. Ltd.	54,808	1,124,634
Indiabulls Housing Finance Ltd.	10,478	119,578
LIC Housing Finance Ltd.	11,417	88,629
Malaysia Building Society Bhd.	1,694,460	287,232

		2,068,397

Tobacco - 0.4%
British American Tobacco Malaysia Bhd.	3,200	38,804
Eastern Tobacco	425	8,934
Godfrey Phillips India Ltd.	10,106	179,301
Gudang Garam Tbk. PT	13,600	70,110
ITC Ltd.	100,254	377,833
KT&G Corp.	4,712	508,996

		1,183,978

Trading Companies & Distributors - 0.5%
Adani Enterprises Ltd.	6,485	7,808
AKR Corporindo Tbk. PT	54,500	28,085
Barloworld Ltd.	12,663	75,240
China Aircraft Leasing Group Holdings Ltd.	10,500	11,150
CITIC Resources Holdings Ltd.*	486,000	51,982
Ferreycorp SAA	822,306	399,630
Hyundai Corp.	6,014	125,633
iMarketKorea, Inc.	15,294	171,352
LG International Corp.	2,108	68,595
Posco Daewoo Corp.	2,190	41,741
Sam Yung Trading Co. Ltd.	1,244	21,545
SK Networks Co. Ltd.	3,140	17,408
Trencor Ltd.(a)	114,638	331,187
Yinson Holdings Bhd.	25,800	19,459

		1,370,815

Transportation Infrastructure - 1.2%
Adani Ports & Special Economic Zone Ltd.	27,528	95,507
Airports of Thailand PCL	5,400	61,240
Airports of Thailand PCL, NVDR	11,600	131,553
Bangkok Aviation Fuel Services PCL, NVDR	18,800	20,916
Bangkok Expressway & Metro PCL, NVDR	396,812	95,700
Beijing Capital International Airport Co. Ltd., Class H	54,000	62,281
CCR SA	24,800	143,242
China Merchants Holdings International Co. Ltd.(a)	55,965	164,074
Dalian Port PDA Co. Ltd., Class H	285,200	59,907
DP World Ltd.	5,394	91,644
EcoRodovias Infraestrutura e Logistica SA*	6,280	15,834

	Shares	Value
COMMON STOCKS - (continued)
Transportation Infrastructure - (continued)
Grupo Aeroportuario del Centro Norte SAB de CV	4,800	$29,873
Grupo Aeroportuario del Pacifico SAB de CV, Class B	13,500	132,912
Grupo Aeroportuario del Sureste SAB de CV, Class B	6,200	95,349
Gujarat Pipavav Port Ltd.*	12,586	32,402
Hopewell Highway Infrastructure Ltd.(a)	19,000	9,720
International Container Terminal Services, Inc.	41,150	55,903
Jasa Marga Persero Tbk. PT	34,500	14,026
Jiangsu Expressway Co. Ltd., Class H	40,000	56,495
Malaysia Airports Holdings Bhd.	9,916	14,495
Novorossiysk Commercial Sea Port PJSC	2,264,240	148,775
OHL Mexico SAB de CV*	42,400	57,569
Promotora y Operadora de Infraestructura SAB de CV	6,730	78,540
Promotora y Operadora de Infraestructura SAB de CV, Class L	2,300	21,525
Sebang Co. Ltd.	9,796	139,924
Shenzhen Expressway Co. Ltd., Class H	620,000	584,050
Shenzhen International Holdings Ltd.	35,080	50,993
Sociedad Matriz SAAM SA	3,988,850	316,982
TAV Havalimanlari Holding A/S	7,462	27,301
Tianjin Port Development Holdings Ltd.	1,252,400	185,602
Westports Holdings Bhd.	27,200	30,070
Yuexiu Transport Infrastructure Ltd.(a)	496,000	329,177
Zhejiang Expressway Co. Ltd., Class H	32,000	33,031

		3,386,612

Water Utilities - 0.3%
Aguas Andinas SA, Class A	64,290	38,813
Beijing Enterprises Water Group Ltd.	146,000	88,617
China Everbright Water Ltd.	8,500	3,797
China Water Affairs Group Ltd.	30,000	18,364
Cia de Saneamento Basico do Estado de Sao Paulo	20,400	193,751
CT Environmental Group Ltd.	157,600	47,930
Eastern Water Resources Development and Management PCL, NVDR	23,200	8,593
Guangdong Investment Ltd.	90,000	138,016
Inversiones Aguas Metropolitanas SA	1,920	3,292
Kangda International Environmental Co. Ltd.(b)	846,000	170,073
Manila Water Co., Inc.	100,200	55,194
TTW PCL, NVDR	42,200	13,933

		780,373

Wireless Telecommunication Services - 2.3%
Advanced Info Service PCL, NVDR	37,244	190,337
America Movil SAB de CV, Series L	1,072,600	617,110
Axiata Group Bhd.	107,997	150,965
Bharti Airtel Ltd.	49,104	265,404
Bharti Infratel Ltd.	17,608	103,937
China Mobile Ltd.	191,617	2,361,892
DiGi.Com Bhd.	86,800	105,768

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Wireless Telecommunication Services - (continued)
Empresa Nacional de Telecomunicaciones SA*	6,361	$62,699
Far EasTone Telecommunications Co. Ltd.	43,000	98,734
Global Telecom Holding SAE*	101,412	47,851
Globe Telecom, Inc.	1,420	68,363
Idea Cellular Ltd.	33,046	51,652
Intouch Holdings PCL, NVDR	44,200	76,141
Maxis Bhd.	65,508	96,882
MegaFon PJSC	7,936	80,314
Mobile TeleSystems PJSC	56,029	213,271
MTN Group Ltd.	52,700	533,272
Orascom Telecom Media And Technology Holding SAE*	293,136	18,486
Philippine Long Distance Telephone Co.	2,480	110,129
Reliance Communications Ltd.*	66,191	51,977
Sistema JSFC	274,784	95,692
SK Telecom Co. Ltd.	2,364	485,399
Taiwan Mobile Co. Ltd.	52,200	179,870
TIM Participacoes SA	21,600	56,065
Total Access Communication PCL, NVDR	38,000	35,458
Tower Bersama Infrastructure Tbk. PT	55,500	24,152
Turkcell Iletisim Hizmetleri A/S*	31,746	109,991
Vodacom Group Ltd.	16,740	194,328
Vodafone Qatar QSC*	6,402	19,514
XL Axiata Tbk. PT*	216,475	61,314

		6,566,967

TOTAL COMMON STOCKS (Cost $274,016,131)		282,643,709

	No. of Rights
RIGHTS - 0.0%(d)
Beverages - 0.0%(d)
China Resources Beer Holdings Co. Ltd., expiring 8/9/2016*(a)	10,777	4,333

Industrial Conglomerates - 0.0%(d)
Berli Jucker PCL, expiring 8/4/2016*(c)	18,800	5,803

TOTAL RIGHTS (Cost $—)		10,136

	Principal Amount
CORPORATE BOND - 0.0%(d)
Independent Power and Renewable Electricity Producers - 0.0%(d)
NTPC Ltd. Series 54, 8.49%, 3/25/2025 (Cost $—)	INR49,126	9,567

	No. of Warrants	Value
WARRANTS - 0.0%(d)
Marine - 0.0%(d)
Thoresen Thai Agencies PCL, expiring 2/28/2019 (Cost $—)*	6,335	$260

	Principal Amount
SECURITIES LENDING REINVESTMENTS(e) - 0.3%
MONEY MARKET FUNDS(f) - 0.2%
BlackRock Cash Funds - Prime, Institutional Class
0.49%	$100,000	100,000
BlackRock Liquidity Funds, TempFund, Institutional Class
0.39%	100,000	100,000
Dreyfus Cash Advantage Fund, Institutional Class
0.35%	100,000	100,000
Fidelity Prime Money Market Portfolio, Institutional Class
0.45%	100,000	100,000
Morgan Stanley Liquidity Funds - Prime, Institutional Class
0.37%	100,000	100,000

TOTAL MONEY MARKET FUNDS (Cost $500,000)		500,000

REPURCHASE AGREEMENT - 0.1%
Citigroup Global Markets, Inc., 0.35%, dated 7/29/2016, due 8/1/2016, repurchase price $263,407, collateralized by various U.S. Treasury Securities, ranging from 3.88% - 5.25%, maturing 11/15/2028 - 08/15/2040; total market value $268,667 (Cost $263,399)	263,399	263,399

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $763,399)		763,399

Total Investments — 99.2% (Cost $274,779,530)		283,427,071
Other Assets Less Liabilities — 0.8%		2,378,894

Net assets — 100.0%		$285,805,965

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at 7/31/2016. The total value of securities on loan at 7/31/2016 was $6,026,651, which was collateralized in the form of cash with a value of $763,399; $865,097 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from 08/04/2016 - 11/15/2045 and $4,870,535 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% - 6.50%, and maturity dates ranging from 08/08/2016 - 07/22/2068; a total value of $6,499,031.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2016 (Unaudited)

(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities at 7/31/2016 amounts to $3,376,236, which represents approximately 1.17% of net assets of the Fund.

(c)

Security fair valued as of 7/31/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 7/31/2016 amounted to $872,514, which represents approximately 0.31% of net assets of the Fund.

(d)	Represents less than 0.05% of net assets.
(e)	The security was purchased with cash collateral held from securities on loan at 7/31/2016. The total value of securities purchased was $763,399.
(f)	Represents 7-day effective yield as of 7/31/2016.

Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,468,044
Aggregate gross unrealized depreciation	(24,033,116)

Net unrealized appreciation	$5,434,928

Federal income tax cost of investments	$277,992,143

Futures Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following open long futures contracts as of July 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Mini MSCI Emerging Markets Index Futures Contracts	76	09/16/2016	$3,349,700	$199,545

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2016 (Unaudited)

Forward Foreign Currency Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of July 31, 2016:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
HKD	262,204	Bank of Montreal	USD	33,813	09/21/2016	$(3)
INR	6,383,957	Toronto-Dominion Bank (The)	USD	94,221	09/21/2016	256
KRW	97,043,122	Societe Generale	USD	83,992	09/21/2016	2,620
RUB	329,028	Citibank NA	USD	5,039	09/21/2016	(133)
TWD	2,028,890	Bank of New York	USD	63,107	09/21/2016	508
ZAR	26,054	Morgan Stanley	USD	1,696	09/21/2016	165
USD	73,566	BNP Paribas SA	BRL	265,587	09/21/2016	(7,244)

						$(3,831)

Abbreviations:

BRL — Brazilian Real

HKD — Hong Kong Dollar

INR — Indian Rupee

KRW — Korean Won

RUB — Russian Ruble

TWD — Taiwan Dollar

USD — US Dollar

ZAR — South African Rand

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2016 (Unaudited)

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2016:

Brazil	6.7%
Chile	1.3
China	25.0
Colombia	0.7
Czech Republic	0.1
Egypt	0.3
Greece	0.4
Hong Kong	0.0
Hungary	0.2
India	8.3
Indonesia	2.3
Malaysia	2.4
Mexico	2.6
Peru	0.6
Philippines	1.8
Poland	1.0
Qatar	0.6
Russia	3.4
South Africa	5.6
South Korea	16.5
Taiwan	13.8
Thailand	2.5
Turkey	1.8
United Arab Emirates	1.0
Other[1]	1.1

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUND - 101.2%
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund (Cost $2,953,727)(a)	52,680	$2,894,239

Total Investments — 101.2% (Cost $2,953,727)		2,894,239
Liabilities Less Other Assets — (1.2%)		(35,147)

Net assets — 100.0%		$2,859,092

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the Underlying Fund.

Percentages shown are based on Net Assets.

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(66,217)

Net unrealized depreciation	$(66,217)

Federal income tax cost of investments	$2,960,456

The FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund currently seeks its investment objective by investing a substantial portion of its assets in an affiliated FlexShares Fund. The Schedule of Investments of the affiliated FlexShares Fund is located elsewhere in this Report.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund

July 31, 2016 (Unaudited)

Investment in a company which was affiliated for the period ending July 31, 2016, was as follows:

Security	Value November 9, 2015*	Purchases at Cost	Sales at Cost	Value July 31, 2016	Dividend Income	Realized Loss
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	$—	$3,198,872	$245,145	$2,894,239	$110,578	$(16,689)

*	Commencement of investment operations.

Forward Foreign Currency Contracts

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund had the following outstanding contracts as of July 31, 2016:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
USD	181,069	Toronto-Dominion Bank (The)	AUD	239,000	08/23/2016	$(450)
USD	258,167	Toronto-Dominion Bank (The)	CAD	334,000	08/23/2016	2,004
USD	153,881	Toronto-Dominion Bank (The)	CHF	151,000	08/23/2016	(2,552)
USD	45,603	Toronto-Dominion Bank (The)	DKK	306,000	08/23/2016	(441)
USD	638,482	Toronto-Dominion Bank (The)	EUR	576,000	08/23/2016	(6,158)
USD	451,370	Toronto-Dominion Bank (The)	GBP	341,000	08/23/2016	(1,521)
USD	92,364	Toronto-Dominion Bank (The)	HKD	716,000	08/23/2016	71
USD	814,233	Toronto-Dominion Bank (The)	JPY	86,042,000	08/23/2016	(25,918)
USD	25,074	Toronto-Dominion Bank (The)	NOK	212,000	08/23/2016	(97)
USD	11,471	Toronto-Dominion Bank (The)	NZD	16,000	08/23/2016	(56)
USD	74,137	Toronto-Dominion Bank (The)	SEK	632,000	08/23/2016	— †
USD	42,281	Toronto-Dominion Bank (The)	SGD	57,000	08/23/2016	(151)
USD	31,784	Toronto-Dominion Bank (The)	ILS	123,000	08/24/2016	(497)

						$(35,766)

†	Amount is less than $0.50.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund

July 31, 2016 (Unaudited)

Abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUND - 100.2%
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund (Cost $23,986,316)(a)	612,720	$28,503,734

Total Investments — 100.2% (Cost $23,986,316)		28,503,734
Liabilities Less Other Assets — (0.2%)		(69,167)

Net assets — 100.0%		$28,434,567

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the Underlying Fund.

Percentages shown are based on Net Assets.

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,484,713
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$4,484,713

Federal income tax cost of investments	$24,019,021

The FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund currently seeks its investment objective by investing a substantial portion of its assets in an affiliated FlexShares Fund. The Schedule of Investments of the affiliated FlexShares Fund is located elsewhere in this Report.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund

July 31, 2016 (Unaudited)

Investment in a company which was affiliated for the period ending July 31, 2016, was as follows:

Security	Value November 9, 2015*	Purchases at Cost	Sales at Cost	Value July 31, 2016	Dividend Income	Realized Loss
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	$—	$26,193,723	$2,207,407	$28,503,734	$231,905	$(63,588)

*	Commencement of investment operations.

Forward Foreign Currency Contracts

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund had the following outstanding contracts as of July 31, 2016:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
USD	1,806,666	Citigroup	BRL	5,990,000	08/24/2016	$(32,118)
USD	379,311	Citigroup	CLP	247,330,000	08/24/2016	2,164
USD	110,849	Toronto-Dominion Bank (The)	EUR	100,000	08/24/2016	(1,072)
USD	6,953,080	Toronto-Dominion Bank (The)	HKD	53,900,000	08/24/2016	5,245
USD	623,361	Citigroup	IDR	8,216,520,000	08/24/2016	(1,925)
USD	2,332,755	Citigroup	INR	157,370,000	08/24/2016	(7,638)
USD	4,631,129	Citigroup	KRW	5,269,160,000	08/24/2016	(72,060)
USD	742,928	Toronto-Dominion Bank (The)	MXN	13,800,000	08/24/2016	8,132
USD	705,130	Citigroup	MYR	2,800,000	08/24/2016	18,206
USD	508,568	Citigroup	PHP	23,860,000	08/24/2016	2,693
USD	280,554	Toronto-Dominion Bank (The)	PLN	1,120,000	08/24/2016	(6,817)
USD	1,038,614	Citigroup	RUB	66,410,000	08/24/2016	41,262
USD	723,871	Toronto-Dominion Bank (The)	THB	25,300,000	08/24/2016	(2,176)
USD	562,175	Toronto-Dominion Bank (The)	TRY	1,640,000	08/24/2016	16,580
USD	3,944,471	Citigroup	TWD	125,730,000	08/24/2016	4,423
USD	1,507,663	Toronto-Dominion Bank (The)	ZAR	21,770,000	08/24/2016	(55,533)

						$(80,634)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund

July 31, 2016 (Unaudited)

Abbreviations:

BRL — Brazilian Real

CLP — Chilean Peso

EUR — Euro

HKD — Hong Kong Dollar

IDR — Indonesian Rupiah

INR — Indian Rupee

KRW — Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

PHP — Philippine Peso

PLN — Polish Zloty

RUB — Russian Ruble

THB — Thai Baht

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — US Dollar

ZAR — South African Rand

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® US Quality Large Cap Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Aerospace & Defense - 2.1%
General Dynamics Corp.	372	$54,643
L-3 Communications Holdings, Inc.	204	30,933
Spirit AeroSystems Holdings, Inc., Class A*	588	25,507

		111,083

Airlines - 1.9%
Alaska Air Group, Inc.	68	4,571
Delta Air Lines, Inc.	628	24,335
JetBlue Airways Corp.*	1,196	21,923
Southwest Airlines Co.	640	23,686
United Continental Holdings, Inc.*	592	27,759

		102,274

Auto Components - 1.0%
Goodyear Tire & Rubber Co. (The)	860	24,656
Lear Corp.	240	27,228

		51,884

Automobiles - 1.1%
Ford Motor Co.	4,568	57,831

Banks - 4.3%
Bank of America Corp.	7,344	106,414
CIT Group, Inc.	696	24,054
Citigroup, Inc.	2,268	99,361

		229,829

Beverages - 0.6%
Dr. Pepper Snapple Group, Inc.	328	32,311

Biotechnology - 3.1%
Amgen, Inc.	336	57,802
Gilead Sciences, Inc.	1,168	92,821
United Therapeutics Corp.*	104	12,585

		163,208

Building Products - 0.6%
Masco Corp.	920	33,562

Chemicals - 3.3%
Celanese Corp., Series A	296	18,772
Dow Chemical Co. (The)	1,556	83,511
LyondellBasell Industries NV, Class A	540	40,640
Sherwin-Williams Co. (The)	108	32,371

		175,294

Commercial Services & Supplies - 0.3%
Cintas Corp.	156	16,734

Communications Equipment - 2.1%
Cisco Systems, Inc.	3,764	114,915

Consumer Finance - 2.5%
Capital One Financial Corp.	744	49,907
Discover Financial Services	596	33,877
Santander Consumer USA Holdings, Inc.*	2,100	23,079

	Shares	Value
COMMON STOCKS - (continued)
Consumer Finance - (continued)
Synchrony Financial*	908	$25,315

		132,178

Containers & Packaging - 0.4%
Packaging Corp. of America	272	20,316

Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc., Class B*	64	9,233
MSCI, Inc.	364	31,319
S&P Global, Inc.	368	44,970
Voya Financial, Inc.	840	21,529

		107,051

Diversified Telecommunication Services - 2.0%
AT&T, Inc.	1,720	74,459
CenturyLink, Inc.	1,080	33,955

		108,414

Electric Utilities - 2.7%
Edison International	444	34,357
FirstEnergy Corp.	872	30,450
NextEra Energy, Inc.	604	77,487

		142,294

Electrical Equipment - 0.8%
Eaton Corp. plc	636	40,329

Food & Staples Retailing - 4.3%
CVS Health Corp.	180	16,689
Sysco Corp.	780	40,396
Walgreens Boots Alliance, Inc.	896	71,008
Wal-Mart Stores, Inc.	1,412	103,034

		231,127

Food Products - 1.2%
Bunge Ltd.	452	29,760
Tyson Foods, Inc., Class A	456	33,561

		63,321

Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	752	36,111
Hologic, Inc.*	716	27,559

		63,670

Health Care Providers & Services - 4.1%
Aetna, Inc.	396	45,623
Anthem, Inc.	356	46,757
Cardinal Health, Inc.	452	37,787
Express Scripts Holding Co.*	908	69,072
UnitedHealth Group, Inc.	136	19,475

		218,714

Hotels, Restaurants & Leisure - 2.7%
Carnival Corp.	628	29,340
Darden Restaurants, Inc.	416	25,609
McDonald’s Corp.	760	89,414

		144,363

Household Durables - 0.8%
Dr. Horton, Inc.	672	22,095
Toll Brothers, Inc.*	712	19,943

		42,038

Household Products - 0.5%
Clorox Co. (The)	224	29,360

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® US Quality Large Cap Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Independent Power and Renewable Electricity Producers - 0.4%
NRG Energy, Inc.	1,708	$23,639

Industrial Conglomerates - 2.8%
General Electric Co.	4,864	151,465

Insurance - 3.8%
Aflac, Inc.	580	41,922
Alleghany Corp.*	52	28,262
Arch Capital Group Ltd.*	384	27,890
Everest Re Group Ltd.	148	27,974
Loews Corp.	688	28,435
Travelers Cos., Inc. (The)	420	48,812

		203,295

Internet & Catalog Retail - 0.2%
Amazon.com, Inc.*	16	12,141

Internet Software & Services - 2.3%
Alphabet, Inc., Class A*	4	3,166
Alphabet, Inc., Class C*	56	43,052
eBay, Inc.*	1,496	46,615
Facebook, Inc., Class A*	12	1,487
VeriSign, Inc.*	316	27,369

		121,689

IT Services - 3.9%
Accenture plc, Class A	720	81,223
Amdocs Ltd.	468	27,312
Total System Services, Inc.	528	26,886
Vantiv, Inc., Class A*	212	11,611
Western Union Co. (The)	1,432	28,640
Xerox Corp.	3,072	31,642

		207,314

Machinery - 1.6%
Illinois Tool Works, Inc.	440	50,776
Stanley Black & Decker, Inc.	268	32,616

		83,392

Media - 1.4%
Discovery Communications, Inc., Class A*	928	23,284
Discovery Communications, Inc., Class C*	1,004	24,638
Omnicom Group, Inc.	304	25,016

		72,938

Metals & Mining - 1.3%
Newmont Mining Corp.	872	38,368
Nucor Corp.	628	33,686

		72,054

Multiline Retail - 1.5%
Kohl’s Corp.	516	21,461
Target Corp.	804	60,565

		82,026

Multi-Utilities - 1.1%
Consolidated Edison, Inc.	416	33,313
SCANA Corp.	360	26,979

		60,292

Oil, Gas & Consumable Fuels - 6.2%
Chevron Corp.	248	25,415
Exxon Mobil Corp.	1,844	164,024
Hess Corp.	512	27,469
HollyFrontier Corp.	844	21,454
Marathon Oil Corp.	2,172	29,626

	Shares	Value
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
Tesoro Corp.	356	$27,109
Valero Energy Corp.	688	35,969

		331,066

Pharmaceuticals - 6.1%
Johnson & Johnson	1,020	127,734
Merck & Co., Inc.	1,104	64,761
Pfizer, Inc.	3,612	133,247

		325,742

Professional Services - 0.4%
ManpowerGroup, Inc.	328	22,763

Real Estate Investment Trusts (REITs) - 4.1%
Digital Realty Trust, Inc.	312	32,591
Equity Residential	488	33,179
Macerich Co. (The)	376	33,554
Prologis, Inc.	732	39,887
Public Storage	196	46,828
SL Green Realty Corp.	280	32,990

		219,029

Semiconductors & Semiconductor Equipment - 5.1%
Applied Materials, Inc.	1,680	44,167
Intel Corp.	3,340	116,433
KLA-Tencor Corp.	416	31,495
Lam Research Corp.	392	35,190
NVIDIA Corp.	760	43,396

		270,681

Software - 2.6%
Activision Blizzard, Inc.	816	32,771
CA, Inc.	880	30,492
Citrix Systems, Inc.*	356	31,730
Microsoft Corp.	812	46,024

		141,017

Specialty Retail - 4.1%
Bed Bath & Beyond, Inc.	632	28,409
Best Buy Co., Inc.	872	29,299
Foot Locker, Inc.	384	22,894
Home Depot, Inc. (The)	828	114,463
Staples, Inc.	2,704	25,120

		220,185

Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	868	90,454
HP, Inc.	2,700	37,827
NetApp, Inc.	1,084	28,564

		156,845

Textiles, Apparel & Luxury Goods - 0.6%
Michael Kors Holdings Ltd.*	664	34,342

Tobacco - 1.9%
Altria Group, Inc.	1,516	102,633

TOTAL COMMON STOCKS (Cost $5,119,799)		5,346,648

Total Investments — 99.9% (Cost $5,119,799)		5,346,648
Other Assets Less Liabilities — 0.1%		6,902

Net assets — 100.0%		$5,353,550

*	Non-income producing security.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® US Quality Large Cap Index Fund

July 31, 2016 (Unaudited)

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$365,548
Aggregate gross unrealized depreciation	(139,567)

Net unrealized appreciation	$225,981

Federal income tax cost of investments	$5,120,667

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX US ESG Impact Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Aerospace & Defense - 0.8%
L-3 Communications Holdings, Inc.	20	$3,032
United Technologies Corp.	358	38,539

		41,571

Air Freight & Logistics - 0.8%
Expeditors International of Washington, Inc.	62	3,065
FedEx Corp.	42	6,800
United Parcel Service, Inc., Class B	296	31,997

		41,862

Airlines - 0.4%
Alaska Air Group, Inc.	54	3,630
Southwest Airlines Co.	274	10,141
United Continental Holdings, Inc.*	144	6,752

		20,523

Auto Components - 0.3%
Autoliv, Inc.	22	2,328
BorgWarner, Inc.	38	1,261
Delphi Automotive plc	142	9,630
Goodyear Tire & Rubber Co. (The)	68	1,949

		15,168

Automobiles - 0.8%
Ford Motor Co.	668	8,457
General Motors Co.	720	22,709
Tesla Motors, Inc.*	44	10,330

		41,496

Banks - 8.0%
Bank of America Corp.	5,308	76,913
Citigroup, Inc.	1,516	66,416
Citizens Financial Group, Inc.	90	2,010
Comerica, Inc.	30	1,357
First Republic Bank	50	3,583
JPMorgan Chase & Co.	1,572	100,561
KeyCorp	354	4,142
PNC Financial Services Group, Inc. (The)	172	14,216
U.S. Bancorp	560	23,615
Wells Fargo & Co.	2,350	112,729

		405,542

Beverages - 2.7%
Coca-Cola Co. (The)	1,346	58,726
Coca-Cola European Partners plc	90	3,360
Dr Pepper Snapple Group, Inc.	48	4,728
PepsiCo, Inc.	618	67,313

		134,127

Biotechnology - 1.7%
Alnylam Pharmaceuticals, Inc.*	38	2,587
Amgen, Inc.	256	44,040
Biogen, Inc.*	38	11,017
BioMarin Pharmaceutical, Inc.*	42	4,176
Celgene Corp.*	134	15,034
Medivation, Inc.*	56	3,583
Vertex Pharmaceuticals, Inc.*	42	4,074

		84,511

	Shares	Value
COMMON STOCKS - (continued)
Building Products - 0.1%
Fortune Brands Home & Security, Inc.	40	$2,531
Masco Corp.	114	4,159

		6,690

Capital Markets - 1.7%
Bank of New York Mellon Corp. (The)	460	18,124
E*TRADE Financial Corp.*	48	1,204
Goldman Sachs Group, Inc. (The)	164	26,045
Morgan Stanley	772	22,179
SEI Investments Co.	72	3,240
State Street Corp.	206	13,551

		84,343

Chemicals - 2.1%
Air Products & Chemicals, Inc.	46	6,873
Dow Chemical Co. (The)	192	10,305
Eastman Chemical Co.	38	2,479
Ecolab, Inc.	100	11,838
EI du Pont de Nemours & Co.	224	15,494
International Flavors & Fragrances, Inc.	34	4,531
LyondellBasell Industries NV, Class A	120	9,031
Monsanto Co.	150	16,016
Mosaic Co. (The)	56	1,512
PPG Industries, Inc.	68	7,120
Praxair, Inc.	74	8,624
Sherwin-Williams Co. (The)	28	8,392
WR Grace & Co.	24	1,797

		104,012

Commercial Services & Supplies - 0.2%
Cintas Corp.	16	1,716
Stericycle, Inc.*	14	1,264
Tyco International plc	110	5,013

		7,993

Communications Equipment - 1.5%
Cisco Systems, Inc.	2,156	65,822
Harris Corp.	32	2,772
Juniper Networks, Inc.	132	2,995
Motorola Solutions, Inc.	60	4,163

		75,752

Consumer Finance - 0.6%
American Express Co.	206	13,279
Capital One Financial Corp.	88	5,903
Synchrony Financial*	428	11,932

		31,114

Containers & Packaging - 0.2%
Ball Corp.	44	3,110
International Paper Co.	106	4,856
Sealed Air Corp.	68	3,208

		11,174

Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc., Class B*	506	73,001
IHS Markit Ltd.*	128	4,447
MSCI, Inc.	24	2,065
S&P Global, Inc.	136	16,619

		96,132

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX US ESG Impact Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Diversified Telecommunication Services - 3.4%
AT&T, Inc.	2,108	$91,255
CenturyLink, Inc.	140	4,402
Verizon Communications, Inc.	1,396	77,352

		173,009

Electric Utilities - 1.6%
Alliant Energy Corp.	38	1,529
American Electric Power Co., Inc.	126	8,732
Duke Energy Corp.	118	10,100
Edison International	84	6,500
Entergy Corp.	62	5,046
NextEra Energy, Inc.	198	25,401
PG&E Corp.	254	16,241
Pinnacle West Capital Corp.	48	3,786
Xcel Energy, Inc.	130	5,717

		83,052

Electrical Equipment - 0.3%
AMETEK, Inc.	40	1,881
Eaton Corp. plc	196	12,429

		14,310

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	52	3,095
Avnet, Inc.	56	2,302
Corning, Inc.	368	8,177
TE Connectivity Ltd.	154	9,283

		22,857

Energy Equipment & Services - 1.6%
Baker Hughes, Inc.	226	10,809
Halliburton Co.	442	19,298
Schlumberger Ltd.	644	51,855

		81,962

Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	188	31,437
CVS Health Corp.	468	43,393
Kroger Co. (The)	250	8,547
Rite Aid Corp.*	180	1,260
Sysco Corp.	96	4,972
Walgreens Boots Alliance, Inc.	402	31,859

		121,468

Food Products - 1.7%
Archer-Daniels-Midland Co.	182	8,205
Bunge Ltd.	48	3,160
Campbell Soup Co.	82	5,106
ConAgra Foods, Inc.	74	3,460
General Mills, Inc.	102	7,333
Hershey Co. (The)	52	5,760
Ingredion, Inc.	12	1,599
JM Smucker Co. (The)	62	9,558
Kellogg Co.	66	5,459
Mead Johnson Nutrition Co.	32	2,854
Mondelez International, Inc., Class A	532	23,397
Tyson Foods, Inc., Class A	76	5,594
WhiteWave Foods Co. (The)*	60	3,329

		84,814

Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	758	33,921
Baxter International, Inc.	282	13,542
Becton Dickinson and Co.	108	19,008
Edwards Lifesciences Corp.*	108	12,368
Hologic, Inc.*	72	2,771
IDEXX Laboratories, Inc.*	30	2,814
Medtronic plc	602	52,753

		137,177

	Shares	Value
COMMON STOCKS - (continued)
Health Care Providers & Services - 0.6%
Anthem, Inc.	112	$14,710
Cigna Corp.	44	5,674
Humana, Inc.	52	8,973
Laboratory Corp. of America Holdings*	18	2,512

		31,869

Hotels, Restaurants & Leisure - 3.0%
Carnival Corp.	186	8,690
Darden Restaurants, Inc.	20	1,231
Hilton Worldwide Holdings, Inc.	230	5,334
Las Vegas Sands Corp.	102	5,166
Marriott International, Inc., Class A	96	6,883
McDonald’s Corp.	452	53,178
Royal Caribbean Cruises Ltd.	88	6,375
Starbucks Corp.	752	43,654
Starwood Hotels & Resorts Worldwide, Inc.	72	5,620
Wyndham Worldwide Corp.	48	3,409
Yum! Brands, Inc.	140	12,519

		152,059

Household Durables - 0.2%
Harman International Industries, Inc.	30	2,479
Newell Brands, Inc.	118	6,190

		8,669

Household Products - 3.5%
Church & Dwight Co., Inc.	44	4,323
Clorox Co. (The)	56	7,340
Colgate-Palmolive Co.	382	28,432
Kimberly-Clark Corp.	124	16,064
Procter & Gamble Co. (The)	1,390	118,970

		175,129

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	340	4,199

Industrial Conglomerates - 4.0%
3M Co.	310	55,291
General Electric Co.	4,726	147,168

		202,459

Insurance - 1.4%
Alleghany Corp.*	4	2,174
Allstate Corp. (The)	96	6,560
American International Group, Inc.	192	10,453
Arthur J Gallagher & Co.	92	4,525
Hartford Financial Services Group, Inc. (The)	168	6,695
Loews Corp.	164	6,778
MetLife, Inc.	316	13,506
Principal Financial Group, Inc.	140	6,528
Prudential Financial, Inc.	76	5,722
Travelers Cos., Inc. (The)	50	5,811
Unum Group	40	1,336

		70,088

Internet & Catalog Retail - 2.0%
Amazon.com, Inc.*	134	101,681

Internet Software & Services - 4.0%
Alphabet, Inc., Class C*	130	99,943
Facebook, Inc., Class A*	786	97,417
Yahoo!, Inc.*	150	5,728

		203,088

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX US ESG Impact Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
IT Services - 3.1%
Accenture plc, Class A	418	$47,155
Amdocs Ltd.	64	3,735
Cognizant Technology Solutions Corp., Class A*	104	5,979
Global Payments, Inc.	22	1,643
International Business Machines Corp.	302	48,507
Jack Henry & Associates, Inc.	34	3,034
MasterCard, Inc., Class A	334	31,810
Paychex, Inc.	56	3,320
Total System Services, Inc.	48	2,444
Western Union Co. (The)	254	5,080
Xerox Corp.	294	3,028

		155,735

Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	140	6,736
Mettler-Toledo International, Inc.*	6	2,467
Thermo Fisher Scientific, Inc.	168	26,685

		35,888

Machinery - 1.4%
Caterpillar, Inc.	200	16,552
Cummins, Inc.	72	8,840
Deere & Co.	112	8,704
Dover Corp.	54	3,857
Flowserve Corp.	44	2,105
Illinois Tool Works, Inc.	126	14,540
Ingersoll-Rand plc	132	8,746
Pentair plc	62	3,957
Xylem, Inc.	46	2,199

		69,500

Media - 1.5%
TEGNA, Inc.	74	1,621
Viacom, Inc., Class B	60	2,728
Walt Disney Co. (The)	772	74,073

		78,422

Metals & Mining - 0.1%
Alcoa, Inc.	450	4,779

Multiline Retail - 0.5%
Kohl’s Corp.	48	1,996
Macy’s, Inc.	160	5,733
Nordstrom, Inc.	56	2,477
Target Corp.	206	15,518

		25,724

Multi-Utilities - 0.5%
Ameren Corp.	62	3,251
CenterPoint Energy, Inc.	184	4,401
CMS Energy Corp.	72	3,253
Sempra Energy	60	6,713
WEC Energy Group, Inc.	82	5,323

		22,941

Oil, Gas & Consumable Fuels - 4.7%
ConocoPhillips	318	12,981
Devon Energy Corp.	134	5,130
EQT Corp.	28	2,040
Exxon Mobil Corp.	2,134	189,819
Hess Corp.	144	7,726
Noble Energy, Inc.	74	2,643

	Shares	Value
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
Spectra Energy Corp.	294	$10,575
Williams Cos., Inc. (The)	192	4,602

		235,516

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The), Class A	56	5,202

Pharmaceuticals - 8.8%
AbbVie, Inc.	554	36,692
Eli Lilly & Co.	502	41,611
Johnson & Johnson	1,418	177,576
Merck & Co., Inc.	1,188	69,688
Pfizer, Inc.	3,178	117,236
Zoetis, Inc.	86	4,340

		447,143

Professional Services - 0.0%(a)
Verisk Analytics, Inc.*	28	2,388

Real Estate Investment Trusts (REITs) - 1.2%
American Capital Agency Corp.	56	1,097
American Tower Corp.	72	8,335
Annaly Capital Management, Inc.	396	4,348
Federal Realty Investment Trust	12	2,036
HCP, Inc.	120	4,708
Host Hotels & Resorts, Inc.	384	6,812
Iron Mountain, Inc.	136	5,605
Prologis, Inc.	90	4,904
Public Storage	26	6,212
Vornado Realty Trust	48	5,155
Welltower, Inc.	62	4,919
Weyerhaeuser Co.	256	8,376

		62,507

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	172	4,894
Jones Lang LaSalle, Inc.	24	2,627

		7,521

Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	54	3,447
Intel Corp.	2,424	84,501
KLA-Tencor Corp.	26	1,968
Microchip Technology, Inc.	52	2,893
Skyworks Solutions, Inc.	48	3,169
Texas Instruments, Inc.	516	35,991
Xilinx, Inc.	44	2,248

		134,217

Software - 5.9%
Adobe Systems, Inc.*	172	16,832
Autodesk, Inc.*	96	5,707
Intuit, Inc.	84	9,323
Microsoft Corp.	4,066	230,461
Oracle Corp.	528	21,669
Red Hat, Inc.*	62	4,668
Splunk, Inc.*	34	2,126
Symantec Corp.	262	5,353
Workday, Inc., Class A*	20	1,667

		297,806

Specialty Retail - 1.4%
AutoZone, Inc.*	8	6,512
Bed Bath & Beyond, Inc.	40	1,798
Best Buy Co., Inc.	120	4,032
Gap, Inc. (The)	128	3,301

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX US ESG Impact Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Specialty Retail - (continued)
L Brands, Inc.	62	$4,582
Lowe’s Cos., Inc.	230	18,924
Signet Jewelers Ltd.	28	2,462
Staples, Inc.	166	1,542
Tiffany & Co.	28	1,807
TJX Cos., Inc. (The)	228	18,632
Ulta Salon Cosmetics & Fragrance, Inc.*	26	6,791

		70,383

Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	2,406	250,729
EMC Corp.	334	9,445
Hewlett Packard Enterprise Co.	736	15,471
HP, Inc.	888	12,441
Seagate Technology plc	126	4,036

		292,122

Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc.	130	3,465
Michael Kors Holdings Ltd.*	76	3,931
NIKE, Inc., Class B	232	12,876
PVH Corp.	14	1,415
VF Corp.	88	5,494

		27,181

Tobacco - 1.7%
Altria Group, Inc.	670	45,359
Philip Morris International, Inc.	398	39,903

		85,262

Trading Companies & Distributors - 0.1%
Fastenal Co.	98	4,190

Water Utilities - 0.1%
American Water Works Co., Inc.	92	7,597

TOTAL COMMON STOCKS (Cost $4,885,166)		4,941,924

	Principal Amount
SHORT-TERM INVESTMENT - 0.2%
U.S. TREASURY OBLIGATION - 0.2%
U.S. Treasury Bill 0.29%, 9/15/2016 (Cost $9,996)(b)(c)	$10,000	9,998

Total Investments — 97.9% (Cost $4,895,162)		4,951,922
Other Assets Less Liabilities — 2.1%		108,005

Net assets — 100.0%		$5,059,927

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	All or a portion of the security pledged as collateral for Futures Contracts.
(c)	The rate shown was the current yield as of 7/31/2016.

Percentages shown are based on Net Assets.

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$113,118
Aggregate gross unrealized depreciation	(56,358)

Net unrealized appreciation	$56,760

Federal income tax cost of investments	$4,895,162

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX US ESG Impact Index Fund

July 31, 2016 (Unaudited)

Futures Contracts

FlexShares® STOXX US ESG Impact Index Fund had the following open long futures contracts as of July 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-mini S&P 500® Index Futures Contract	1	09/16/2016	$108,410	$1,133

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX Global ESG Impact Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Aerospace & Defense - 0.6%
L-3 Communications Holdings, Inc.	14	$2,123
Rolls-Royce Holdings plc*	726	7,625
United Technologies Corp.	288	31,003
Zodiac Aerospace	90	2,028

		42,779

Air Freight & Logistics - 0.6%
Deutsche Post AG (Registered)	334	9,969
Expeditors International of Washington, Inc.	66	3,262
FedEx Corp.	44	7,124
Royal Mail plc	448	3,030
United Parcel Service, Inc., Class B	238	25,728

		49,113

Airlines - 0.5%
Alaska Air Group, Inc.	42	2,823
ANA Holdings, Inc.	4,000	11,487
easyJet plc	140	1,935
International Consolidated Airlines Group SA	430	2,318
Qantas Airways Ltd.*	1,042	2,503
Singapore Airlines Ltd.	200	1,635
Southwest Airlines Co.	218	8,068
United Continental Holdings, Inc.*	114	5,345

		36,114

Auto Components - 0.9%
Autoliv, Inc.	24	2,539
BorgWarner, Inc.	70	2,323
Bridgestone Corp.	1,000	35,137
Cie Generale des Etablissements Michelin	62	6,340
Continental AG	30	6,290
Delphi Automotive plc	120	8,138
GKN plc	580	2,228
Goodyear Tire & Rubber Co. (The)	80	2,294
Nokian Renkaat OYJ	58	2,155
Valeo SA	70	3,593

		71,037

Automobiles - 1.5%
Bayerische Motoren Werke AG	110	9,478
Daimler AG (Registered)	280	19,043
Ferrari NV	50	2,261
Fiat Chrysler Automobiles NV	334	2,151
Ford Motor Co.	1,000	12,660
General Motors Co.	602	18,987
Honda Motor Co. Ltd.	1,200	33,271
Peugeot SA*	172	2,599
Renault SA	56	4,900
Volkswagen AG (Preference)	52	7,315
Yamaha Motor Co. Ltd.	200	3,431

		116,096

Banks - 9.2%
Australia & New Zealand Banking Group Ltd.	1,192	23,411
Banco Bilbao Vizcaya Argentaria SA	1,112	6,497
Banco Popular Espanol SA	1,488	2,083

	Shares	Value
COMMON STOCKS - (continued)
Banks - (continued)
Banco Santander SA	3,264	$13,848
Bank of America Corp.	5,400	78,246
Bank of Montreal	116	7,445
Barclays plc	4,482	9,197
BNP Paribas SA	388	19,245
CaixaBank SA	926	2,327
Citigroup, Inc.	1,542	67,555
Commerzbank AG	304	2,004
Commonwealth Bank of Australia	834	49,031
Concordia Financial Group Ltd.*	800	3,467
Credit Agricole SA	284	2,515
Danske Bank A/S	168	4,567
DBS Group Holdings Ltd.	400	4,589
DNB ASA	272	2,998
Erste Group Bank AG	92	2,439
First Republic Bank	30	2,150
Hang Seng Bank Ltd.	200	3,570
HSBC Holdings plc	6,492	42,675
ING Groep NV	868	9,706
Intesa Sanpaolo SpA	3,312	7,296
JPMorgan Chase & Co.	956	61,155
KeyCorp	188	2,200
Kyushu Financial Group, Inc.	400	2,233
Lloyds Banking Group plc	25,488	17,986
National Australia Bank Ltd.	656	13,233
National Bank of Canada	64	2,194
Nordea Bank AB	914	8,167
Resona Holdings, Inc.	3,800	15,388
Royal Bank of Canada	266	16,235
Royal Bank of Scotland Group plc*	896	2,289
Skandinaviska Enskilda Banken AB, Class A	570	5,013
Societe Generale SA	282	9,635
Standard Chartered plc	910	7,305
Svenska Handelsbanken AB, Class A	356	4,297
Swedbank AB, Class A	170	3,582
Toronto-Dominion Bank (The)	830	36,209
UniCredit SpA	2,016	4,942
Wells Fargo & Co.	1,988	95,364
Westpac Banking Corp.	1,094	25,851

		700,139

Beverages - 2.9%
Anheuser-Busch InBev SA/NV	212	27,334
Asahi Group Holdings Ltd.	400	13,645
Carlsberg A/S, Class B	34	3,376
Coca-Cola Co. (The)	1,362	59,424
Coca-Cola East Japan Co. Ltd.	200	3,878
Coca-Cola European Partners plc	74	2,762
Coca-Cola HBC AG*	104	2,156
Diageo plc	824	23,642
Dr Pepper Snapple Group, Inc.	32	3,152
Heineken Holding NV	30	2,515
Heineken NV	56	5,288
Molson Coors Brewing Co., Class B	32	3,269
PepsiCo, Inc.	500	54,460
Pernod Ricard SA	60	6,857
SABMiller plc	128	7,501
Thai Beverage PCL	3,000	2,312

		221,571

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX Global ESG Impact Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Biotechnology - 1.7%
Actelion Ltd. (Registered)*	18	$3,202
Alnylam Pharmaceuticals, Inc.*	36	2,451
Amgen, Inc.	260	44,728
Biogen, Inc.*	38	11,017
BioMarin Pharmaceutical, Inc.*	42	4,176
Celgene Corp.*	134	15,033
CSL Ltd.	224	20,090
Grifols SA	96	2,105
Medivation, Inc.*	44	2,815
Shire plc	354	22,894

		128,511

Building Products - 1.1%
Asahi Glass Co. Ltd.	2,000	11,650
Assa Abloy AB, Class B	342	7,526
Cie de Saint-Gobain	152	6,442
Daikin Industries Ltd.	400	35,174
Fortune Brands Home & Security, Inc.	36	2,278
Geberit AG (Registered)	10	3,870
LIXIL Group Corp.	400	7,513
Masco Corp.	68	2,481
TOTO Ltd.	200	8,655

		85,589

Capital Markets - 1.5%
3i Group plc	372	3,047
Aberdeen Asset Management plc	572	2,419
Bank of New York Mellon Corp. (The)	380	14,972
Credit Suisse Group AG (Registered)*	444	5,123
Deutsche Bank AG (Registered)*	468	6,293
Goldman Sachs Group, Inc. (The)	100	15,881
Henderson Group plc	746	2,288
Investec plc	342	2,041
Julius Baer Group Ltd.*	74	3,046
Macquarie Group Ltd.	132	7,463
Morgan Stanley	654	18,789
SEI Investments Co.	54	2,430
State Street Corp.	178	11,709
UBS Group AG (Registered)	1,278	17,654

		113,155

Chemicals - 2.7%
Agrium, Inc.	50	4,543
Air Liquide SA	98	10,454
Air Products & Chemicals, Inc.	62	9,264
Akzo Nobel NV	56	3,630
Arkema SA	28	2,391
BASF SE	208	16,342
Croda International plc	52	2,296
Dow Chemical Co. (The)	292	15,672
E.I. Du Pont de Nemours & Co.	304	21,028
Eastman Chemical Co.	52	3,392
Ecolab, Inc.	102	12,075
EMS-Chemie Holding AG (Registered)	4	2,196
Givaudan SA (Registered)	2	4,122
International Flavors & Fragrances, Inc.	36	4,797
Johnson Matthey plc	54	2,349
Koninklijke DSM NV	60	3,842
Kuraray Co. Ltd.	200	2,553

	Shares	Value
COMMON STOCKS - (continued)
Chemicals - (continued)
Linde AG	32	$4,605
LyondellBasell Industries NV, Class A	122	9,182
Mitsubishi Chemical Holdings Corp.	1,000	5,488
Monsanto Co.	154	16,443
Mosaic Co. (The)	86	2,322
Novozymes A/S, Class B	56	2,749
Orica Ltd.	222	2,387
PPG Industries, Inc.	68	7,120
Praxair, Inc.	98	11,421
Sherwin-Williams Co. (The)	28	8,392
Solvay SA	26	2,698
Syngenta AG (Registered)	16	6,309
Umicore SA	42	2,430
WR Grace & Co.	28	2,096
Yara International ASA	64	2,084

		206,672

Commercial Services & Supplies - 0.3%
Brambles Ltd.	552	5,643
Cintas Corp.	22	2,360
ISS A/S	58	2,237
Securitas AB, Class B	138	2,277
Societe BIC SA	14	2,070
Tyco International plc	112	5,104

		19,691

Communications Equipment - 1.2%
Cisco Systems, Inc.	2,188	66,800
Harris Corp.	34	2,945
Juniper Networks, Inc.	138	3,131
Motorola Solutions, Inc.	62	4,301
Nokia OYJ	1,566	9,001
Telefonaktiebolaget LM Ericsson, Class B	1,028	7,686

		93,864

Construction & Engineering - 0.3%
Bouygues SA	100	2,959
Eiffage SA	34	2,613
Ferrovial SA	162	3,354
Vinci SA	166	12,603

		21,529

Construction Materials - 0.1%
CRH plc	228	7,005
HeidelbergCement AG	26	2,202

		9,207

Consumer Finance - 0.1%
Synchrony Financial*	368	10,260

Containers & Packaging - 0.3%
Amcor Ltd.	584	6,667
Ball Corp.	46	3,251
Huhtamaki OYJ	52	2,285
International Paper Co.	108	4,948
Sealed Air Corp.	46	2,170
Smurfit Kappa Group plc	92	2,160

		21,481

Distributors - 0.0%(a)
Inchcape plc	246	2,201

Diversified Financial Services - 1.1%
AMP Ltd.	574	2,535
Berkshire Hathaway, Inc., Class B*	306	44,147

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX Global ESG Impact Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Diversified Financial Services - (continued)
Deutsche Boerse AG	68	$5,711
IHS Markit Ltd.*	120	4,169
Investor AB, Class B	114	3,938
Kinnevik AB, Class B	92	2,352
London Stock Exchange Group plc	128	4,716
S&P Global, Inc.	118	14,420

		81,988

Diversified Telecommunication Services - 2.7%
AT&T, Inc.	1,602	69,351
BT Group plc	2,918	16,014
CenturyLink, Inc.	142	4,465
Elisa OYJ	54	1,959
Iliad SA	10	1,944
Koninklijke KPN NV	952	3,133
Orange SA	578	8,849
Proximus SADP	66	2,060
Singapore Telecommunications Ltd.	2,000	6,224
Swisscom AG (Registered)	8	3,949
Telecom Italia SpA*	3,610	3,082
Telenor ASA	236	3,948
Telia Co. AB	966	4,421
Telstra Corp. Ltd.	2,028	8,894
TELUS Corp.	108	3,618
Verizon Communications, Inc.	1,062	58,845
Vivendi SA	352	6,922

		207,678

Electric Utilities - 1.2%
CLP Holdings Ltd.	1,000	10,412
EDP - Energias de Portugal SA	766	2,628
Electricite de France SA	182	2,382
Endesa SA	108	2,270
Enel SpA	2,600	11,973
Fortum OYJ	132	2,192
Iberdrola SA	1,840	12,644
NextEra Energy, Inc.	158	20,270
PG&E Corp.	210	13,427
Pinnacle West Capital Corp.	26	2,051
Red Electrica Corp. SA	120	2,750
SSE plc	200	4,026
Terna Rete Elettrica Nazionale SpA	382	2,080

		89,105

Electrical Equipment - 1.2%
ABB Ltd. (Registered)*	620	13,215
Eaton Corp. plc	160	10,146
Gamesa Corp. Tecnologica SA	108	2,288
Legrand SA	98	5,408
Mitsubishi Electric Corp.	2,000	23,760
Nidec Corp.	200	18,412
Schneider Electric SE	170	11,125
Vestas Wind Systems A/S	80	5,586

		89,940

Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp., Class A	52	3,095
Avnet, Inc.	50	2,055
Corning, Inc.	372	8,266
Halma plc	156	2,173
Hexagon AB, Class B	96	3,797
Ingenico Group SA	20	2,192
Kyocera Corp.	200	9,545
Murata Manufacturing Co. Ltd.	200	25,028
Omron Corp.	200	6,713
TE Connectivity Ltd.	122	7,354
Yokogawa Electric Corp.	200	2,617

		72,835

	Shares	Value
COMMON STOCKS - (continued)
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	156	$7,462
Halliburton Co.	306	13,360
Schlumberger Ltd.	660	53,143
Technip SA	44	2,456
Tenaris SA	148	1,979

		78,400

Food & Staples Retailing - 2.0%
Carrefour SA	194	4,860
Casino Guichard Perrachon SA	38	2,059
Costco Wholesale Corp.	76	12,709
CVS Health Corp.	474	43,949
J. Sainsbury PLC	676	2,013
Koninklijke Ahold Delhaize NV	385	9,200
Kroger Co. (The)	256	8,753
METRO AG	68	2,188
Tesco plc*	2,540	5,261
Walgreens Boots Alliance, Inc.	408	32,334
Wesfarmers Ltd.	558	18,207
Wm Morrison Supermarkets plc	844	2,082
Woolworths Ltd.	532	9,466

		153,081

Food Products - 2.7%
Ajinomoto Co., Inc.	400	10,298
Archer-Daniels-Midland Co.	186	8,385
Associated British Foods plc	122	4,359
Bunge Ltd.	38	2,502
Campbell Soup Co.	68	4,234
ConAgra Foods, Inc.	72	3,367
Danone SA	212	16,329
General Mills, Inc.	100	7,189
Hershey Co. (The)	40	4,430
JM Smucker Co. (The)	52	8,016
Kellogg Co.	44	3,639
Kerry Group plc, Class A	26	2,226
Mead Johnson Nutrition Co.	32	2,854
Mondelez International, Inc., Class A	540	23,749
Nestle SA (Registered)	1,116	89,723
Orkla ASA	300	2,789
Saputo, Inc.	102	3,069
Tate & Lyle plc	232	2,227
Tyson Foods, Inc., Class A	78	5,741
WhiteWave Foods Co. (The)*	48	2,664

		207,790

Gas Utilities - 0.2%
Enagas SA	68	2,074
Gas Natural SDG SA	112	2,318
Hong Kong & China Gas Co. Ltd.	2,000	3,711
Snam SpA	852	4,930

		13,033

Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	766	34,278
Ansell Ltd.	156	2,297
Baxter International, Inc.	236	11,333
Becton Dickinson and Co.	92	16,192
Cochlear Ltd.	24	2,421
Edwards Lifesciences Corp.*	92	10,536
Essilor International SA	38	4,868
Getinge AB, Class B	104	2,115
Hologic, Inc.*	60	2,309

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX Global ESG Impact Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Health Care Equipment & Supplies - (continued)
IDEXX Laboratories, Inc.*	26	$2,439
Medtronic plc	610	53,454
Smith & Nephew plc	304	5,017
Sonova Holding AG (Registered)	18	2,473

		149,732

Health Care Providers & Services - 0.5%
Anthem, Inc.	114	14,973
Cigna Corp.	44	5,674
Humana, Inc.	38	6,557
Laboratory Corp. of America Holdings*	18	2,512
Orpea	26	2,298
Ramsay Health Care Ltd.	62	3,713
Sonic Healthcare Ltd.	184	3,214

		38,941

Hotels, Restaurants & Leisure - 2.3%
Accor SA	58	2,427
Carnival Corp.	152	7,101
Carnival plc	52	2,514
Compass Group plc	658	12,545
Darden Restaurants, Inc.	30	1,847
Hilton Worldwide Holdings, Inc.	234	5,426
InterContinental Hotels Group plc	86	3,451
Las Vegas Sands Corp.	106	5,369
Marriott International, Inc., Class A	98	7,027
McDonald’s Corp.	382	44,942
Merlin Entertainments plc(b)	362	2,274
Restaurant Brands International, Inc.	50	2,240
Royal Caribbean Cruises Ltd.	90	6,520
Sodexo SA	38	4,451
Starbucks Corp.	766	44,466
Starwood Hotels & Resorts Worldwide, Inc.	60	4,684
TUI AG	218	2,850
Whitbread plc	66	3,382
Wyndham Worldwide Corp.	50	3,551
Yum! Brands, Inc.	142	12,698

		179,765

Household Durables - 1.0%
Barratt Developments plc	394	2,289
Electrolux AB, Series B	80	2,173
Harman International Industries, Inc.	30	2,479
Mohawk Industries, Inc.*	12	2,507
Newell Brands, Inc.	118	6,190
Panasonic Corp.	1,600	15,784
SEB SA	18	2,397
Sharp Corp.*	2,000	1,796
Sony Corp.	1,200	38,429
Steinhoff International Holdings NV	570	3,620

		77,664

Household Products - 2.5%
Church & Dwight Co., Inc.	36	3,537
Clorox Co. (The)	46	6,029
Colgate-Palmolive Co.	308	22,924
Henkel AG & Co. KGaA (Preference)	42	5,232
Kimberly-Clark Corp.	94	12,178
Procter & Gamble Co. (The)	1,176	100,654
Reckitt Benckiser Group plc	264	25,665
Svenska Cellulosa AB SCA, Class B	214	6,382
Unicharm Corp.	400	8,290

		190,891

	Shares	Value
COMMON STOCKS - (continued)
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	228	$2,816
Meridian Energy Ltd.	1,360	2,746

		5,562

Industrial Conglomerates - 3.4%
3M Co.	262	46,730
CK Hutchison Holdings Ltd.	1,000	11,701
General Electric Co.	4,802	149,534
Keppel Corp. Ltd.	600	2,345
Koninklijke Philips NV	320	8,542
Siemens AG (Registered)	182	19,766
Smiths Group plc	140	2,348
Toshiba Corp.*	6,000	15,761

		256,727

Insurance - 2.1%
Admiral Group plc	80	2,299
Aegon NV	626	2,552
Ageas	60	2,019
Arthur J Gallagher & Co.	64	3,148
Assicurazioni Generali SpA	474	6,244
Aviva plc	832	4,320
AXA SA	602	12,272
Direct Line Insurance Group plc	520	2,418
Great-West Lifeco, Inc.	80	2,080
Hannover Rueck SE	20	2,047
Hartford Financial Services Group, Inc. (The)	68	2,710
Insurance Australia Group Ltd.	1,072	4,921
Legal & General Group plc	1,224	3,343
Loews Corp.	138	5,704
Medibank Pvt Ltd.	1,448	3,379
MetLife, Inc.	160	6,838
MS&AD Insurance Group Holdings, Inc.	800	23,465
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	56	9,343
NN Group NV	116	3,130
Old Mutual plc	1,554	4,345
Power Corp. of Canada	104	2,268
Power Financial Corp.	90	2,084
Principal Financial Group, Inc.	122	5,689
Prudential plc	516	9,146
RSA Insurance Group plc	330	2,181
Sampo OYJ, Class A	128	5,306
St James’s Place plc	198	2,434
Standard Life plc	570	2,292
Swiss Life Holding AG (Registered)*	10	2,292
Swiss Re AG	122	10,269
Zurich Financial Services AG*	54	13,013

		163,551

Internet & Catalog Retail - 0.8%
Amazon.com, Inc.*	68	51,599
Priceline Group, Inc. (The)*	8	10,807

		62,406

Internet Software & Services - 2.1%
Alphabet, Inc., Class C*	106	81,492
Facebook, Inc., Class A*	602	74,612
Yahoo!, Inc.*	156	5,957

		162,061

IT Services - 2.0%
Accenture plc, Class A	426	48,057
Amadeus IT Holding SA, Class A	124	5,823

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX Global ESG Impact Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
IT Services - (continued)
Amdocs Ltd.	56	$3,268
Atos SE	36	3,529
Capgemini SA	62	5,959
Cognizant Technology Solutions Corp., Class A*	160	9,198
Fujitsu Ltd.	2,000	8,450
Global Payments, Inc.	28	2,091
International Business Machines Corp.	306	49,150
Jack Henry & Associates, Inc.	24	2,142
Nomura Research Institute Ltd.	200	7,103
Paychex, Inc.	56	3,320
Total System Services, Inc.	40	2,037
Western Union Co. (The)	182	3,640
Xerox Corp.	220	2,266

		156,033

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	114	5,484
Eurofins Scientific SE	6	2,251
Lonza Group AG (Registered)*	18	3,403
Mettler-Toledo International, Inc.*	8	3,290
Thermo Fisher Scientific, Inc.	136	21,602

		36,030

Machinery - 1.6%
Alfa Laval AB	138	2,182
Atlas Copco AB, Class A	220	6,195
Caterpillar, Inc.	98	8,111
CNH Industrial NV	348	2,483
Cummins, Inc.	58	7,121
Deere & Co.	90	6,994
Dover Corp.	40	2,857
Flowserve Corp.	46	2,201
Hino Motors Ltd.	200	2,125
Hitachi Construction Machinery Co. Ltd.	200	3,288
Illinois Tool Works, Inc.	100	11,540
Ingersoll-Rand plc	112	7,421
Kawasaki Heavy Industries Ltd.	2,000	5,991
Komatsu Ltd.	600	11,823
Kone OYJ, Class B	128	6,483
Kubota Corp.	800	11,846
Nabtesco Corp.	200	5,404
Pentair plc	48	3,063
SKF AB, Class B	126	2,002
Trelleborg AB, Class B	118	2,157
Volvo AB, Class B	560	5,985
Wartsila OYJ Abp	52	2,257
Xylem, Inc.	52	2,486

		122,015

Marine - 0.1%
AP Moeller - Maersk A/S, Class B	2	2,715
Kawasaki Kisen Kaisha Ltd.	2,000	4,957

		7,672

Media - 1.4%
Pearson plc	330	3,864
Publicis Groupe SA	76	5,660
RELX NV	354	6,403
SES SA, FDR	136	2,980
Sky plc	238	2,909
TEGNA, Inc.	92	2,015
Thomson Reuters Corp.	124	5,231
Viacom, Inc., Class B	62	2,819

	Shares	Value
COMMON STOCKS - (continued)
Media - (continued)
Walt Disney Co. (The)	654	$62,751
Wolters Kluwer NV	76	3,198
WPP plc	454	10,235

		108,065

Metals & Mining - 1.2%
Agnico Eagle Mines Ltd.	80	4,661
Alcoa, Inc.	454	4,821
Anglo American plc	242	2,668
ArcelorMittal*	536	3,446
BHP Billiton Ltd.	1,302	19,317
BHP Billiton plc	690	8,654
Boliden AB	112	2,470
Mitsubishi Materials Corp.	2,000	5,308
Norsk Hydro ASA	572	2,447
Nucor Corp.	48	2,575
Randgold Resources Ltd.	30	3,535
Rio Tinto Ltd.	208	7,835
Rio Tinto plc	472	15,426
South32 Ltd.*	1,742	2,430
thyssenkrupp AG	130	2,980

		88,573

Multiline Retail - 0.4%
Canadian Tire Corp. Ltd., Class A	20	2,104
Kohl’s Corp.	54	2,246
Macy’s, Inc.	162	5,804
Next plc	60	4,003
Nordstrom, Inc.	54	2,388
Target Corp.	208	15,669

		32,214

Multi-Utilities - 0.7%
AGL Energy Ltd.	330	5,162
CenterPoint Energy, Inc.	136	3,253
Centrica plc	1,386	4,437
DUET Group	1,110	2,269
E.ON SE	442	4,741
Engie SA	542	8,925
National Grid plc	1,006	14,465
RWE AG*	142	2,525
Suez	134	2,175
Veolia Environnement SA	172	3,820

		51,772

Oil, Gas & Consumable Fuels - 4.4%
BP plc	4,874	27,622
Caltex Australia Ltd.	112	2,823
Canadian Natural Resources Ltd.	594	18,010
Enbridge, Inc.	418	17,216
Eni SpA	710	10,861
Exxon Mobil Corp.	1,446	128,622
Galp Energia SGPS SA	154	2,103
Hess Corp.	98	5,258
JX Holdings, Inc.	1,600	6,056
Neste OYJ	60	2,272
Oil Search Ltd.	424	2,285
OMV AG	76	2,020
Origin Energy Ltd.	498	2,082
Repsol SA	192	2,421
Royal Dutch Shell plc, Class A	1,678	43,495
Santos Ltd.	778	2,596
Spectra Energy Corp.	176	6,331
Statoil ASA	346	5,455
Suncor Energy, Inc.	284	7,653
TOTAL SA	566	27,064

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX Global ESG Impact Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
TransCanada Corp.	124	$5,757
Woodside Petroleum Ltd.	244	4,920

		332,922

Paper & Forest Products - 0.1%
Mondi plc	116	2,356
Stora Enso OYJ, Class R	258	2,343

		4,699

Personal Products - 1.2%
Beiersdorf AG	32	3,005
Estee Lauder Cos., Inc. (The), Class A	40	3,716
L’Oreal SA	84	15,992
Shiseido Co. Ltd.	600	16,984
Unilever NV, CVA	516	23,909
Unilever plc	526	24,677

		88,283

Pharmaceuticals - 10.0%
AbbVie, Inc.	562	37,221
Astellas Pharma, Inc.	2,800	47,033
AstraZeneca plc	498	33,377
Bayer AG (Registered)	186	20,013
Eli Lilly & Co.	424	35,146
Hikma Pharmaceuticals plc	64	2,238
Johnson & Johnson	1,442	180,582
Meda AB, Class A	114	2,132
Merck & Co., Inc.	1,204	70,627
Merck KGaA	46	5,080
Novartis AG (Registered)	920	76,441
Novo Nordisk A/S, Class B	624	35,565
Orion OYJ, Class B	54	2,212
Otsuka Holdings Co. Ltd.	400	19,101
Pfizer, Inc.	2,688	99,160
Roche Holding AG	246	62,999
Sanofi	402	34,232
Zoetis, Inc.	88	4,441

		767,600

Professional Services - 0.3%
Adecco Group AG (Registered)	56	3,083
Bureau Veritas SA	108	2,347
Capita plc	166	2,116
Randstad Holding NV	50	2,151
RELX plc	448	8,535
Teleperformance	24	2,233
Verisk Analytics, Inc.*	32	2,729

		23,194

Real Estate Investment Trusts (REITs) - 1.2%
Annaly Capital Management, Inc.	210	2,306
British Land Co. plc (The)	260	2,316
Dexus Property Group	402	2,985
GLP J-Reit	2	2,541
Goodman Group	408	2,338
GPT Group (The)	680	2,900
Hammerson plc	302	2,235
Host Hotels & Resorts, Inc.	314	5,570
Invincible Investment Corp.	4	2,693
Iron Mountain, Inc.	86	3,544
Japan Hotel REIT Investment Corp.	2	1,682
Japan Logistics Fund, Inc.	2	4,674
Klepierre	66	3,161
Land Securities Group plc	200	2,905
Link REIT	1,000	7,461
Mirvac Group	1,840	3,077

	Shares	Value
COMMON STOCKS - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Mori Hills REIT Investment Corp.	2	$3,132
Mori Trust Sogo Reit, Inc.	2	3,702
Nippon Prologis REIT, Inc.	2	4,971
Nomura Real Estate Master Fund, Inc.	2	3,312
Orix JREIT, Inc.	2	3,679
Shaftesbury plc	178	2,207
Stockland	1,168	4,474
Unibail-Rodamco SE	34	9,359
Vicinity Centres	834	2,193

		89,417

Real Estate Management & Development - 0.4%
CapitaLand Ltd.	1,000	2,360
CBRE Group, Inc., Class A*	180	5,121
Hang Lung Properties Ltd.	2,000	4,330
Hulic Co. Ltd.	600	6,288
Jones Lang LaSalle, Inc.	20	2,189
Tokyu Fudosan Holdings Corp.	600	3,606
Vonovia SE	104	4,123

		28,017

Road & Rail - 0.5%
Aurizon Holdings Ltd.	578	2,285
Canadian National Railway Co.	242	15,360
DSV A/S	72	3,206
MTR Corp. Ltd.	1,000	5,657
Nippon Express Co. Ltd.	2,000	10,206

		36,714

Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.	80	5,106
ARM Holdings plc	372	8,258
Infineon Technologies AG	342	5,660
Intel Corp.	2,458	85,686
KLA-Tencor Corp.	44	3,331
Maxim Integrated Products, Inc.	58	2,365
Microchip Technology, Inc.	56	3,116
Skyworks Solutions, Inc.	50	3,301
STMicroelectronics NV	354	2,581
Texas Instruments, Inc.	434	30,272
Xilinx, Inc.	46	2,350

		152,026

Software - 4.3%
Adobe Systems, Inc.*	176	17,223
Autodesk, Inc.*	82	4,875
CA, Inc.	64	2,218
Dassault Systemes	52	4,295
Gemalto NV	36	2,374
Intuit, Inc.	86	9,545
Microsoft Corp.	4,138	234,542
Oracle Corp.	534	21,915
Red Hat, Inc.*	50	3,764
SAP SE	170	14,906
Splunk, Inc.*	38	2,377
Symantec Corp.	264	5,394
Workday, Inc., Class A*	32	2,667

		326,095

Specialty Retail - 1.1%
AutoZone, Inc.*	8	6,512
Bed Bath & Beyond, Inc.	48	2,158
Best Buy Co., Inc.	100	3,360
Gap, Inc. (The)	128	3,301
Hennes & Mauritz AB, Class B	316	9,572
Industria de Diseno Textil SA	176	6,089
L Brands, Inc.	64	4,730

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX Global ESG Impact Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Specialty Retail - (continued)
Lowe’s Cos., Inc.	234	$19,253
Signet Jewelers Ltd.	24	2,110
Staples, Inc.	236	2,192
Tiffany & Co.	34	2,194
TJX Cos., Inc. (The)	230	18,796
Ulta Salon Cosmetics & Fragrance, Inc.*	22	5,747

		86,014

Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	2,866	298,666
Canon, Inc.	800	22,911
EMC Corp.	502	14,196
Hewlett Packard Enterprise Co.	750	15,765
HP, Inc.	760	10,648
Seagate Technology plc	130	4,164

		366,350

Textiles, Apparel & Luxury Goods - 1.1%
adidas AG	68	11,159
Asics Corp.	200	3,714
Burberry Group plc	178	3,119
Christian Dior SE	18	3,256
Cie Financiere Richemont SA (Registered)	124	7,564
Gildan Activewear, Inc.	72	2,115
Hanesbrands, Inc.	100	2,666
Hermes International	6	2,582
Kering	24	4,560
Luxottica Group SpA	54	2,621
LVMH Moet Hennessy Louis Vuitton SE	78	13,380
Michael Kors Holdings Ltd.*	78	4,034
NIKE, Inc., Class B	232	12,876
Pandora A/S	36	4,687
PVH Corp.	22	2,223
VF Corp.	88	5,494

		86,050

Tobacco - 2.0%
Altria Group, Inc.	510	34,527
British American Tobacco plc	490	31,387
Imperial Brands plc	194	10,260
Japan Tobacco, Inc.	800	31,419
Philip Morris International, Inc.	404	40,505
Swedish Match AB	66	2,414

		150,512

Trading Companies & Distributors - 0.9%
Brenntag AG	44	2,185
Bunzl plc	142	4,459
Fastenal Co.	54	2,308
ITOCHU Corp.	1,000	11,441
Mitsui & Co. Ltd.	1,800	21,225
Rexel SA	174	2,587
Sumitomo Corp.	1,200	12,693
Toyota Tsusho Corp.	200	4,461
Travis Perkins plc	108	2,237
Wolseley plc	72	4,024

		67,620

Transportation Infrastructure - 0.3%
Abertis Infraestructuras SA	180	2,832
Aena SA(b)	16	2,308
Aeroports de Paris	20	2,127
Atlantia SpA	172	4,299
Groupe Eurotunnel SE (Registered)	204	2,120

	Shares	Value
COMMON STOCKS - (continued)
Transportation Infrastructure - (continued)
Sydney Airport	610	$3,505
Transurban Group	858	8,191

		25,382

Water Utilities - 0.1%
American Water Works Co., Inc.	92	7,597
Severn Trent plc	100	3,252

		10,849

Wireless Telecommunication Services - 0.3%
Vodafone Group plc	8,780	26,759

TOTAL COMMON STOCKS (Cost $7,363,659)		7,501,036

Total Investments — 98.2% (Cost $7,363,659)		7,501,036
Other Assets Less Liabilities — 1.8%		140,365

Net assets — 100.0%		$7,641,401

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities at 7/31/2016 amounts to $4,582, which represents approximately 0.06% of net assets of the Fund.

Percentages shown are based on Net Assets.

Abbreviations

CVA	Dutch Certification
FDR	Fiduciary Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$211,428
Aggregate gross unrealized depreciation	(74,051)

Net unrealized appreciation	$137,377

Federal income tax cost of investments	$7,363,659

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX Global ESG Impact Index Fund

July 31, 2016 (Unaudited)

Futures Contracts

FlexShares® STOXX Global ESG Impact Index Fund had the following open long futures contracts as of July 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-mini S&P 500® Index Futures Contract	1	09/16/2016	$108,410	$1,133
EURO STOXX 50® Index Futures Contract	1	09/16/2016	33,357	119

				$1,252

FlexShares® STOXX Global ESG Impact Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2016:

Australia	3.9%
Austria	0.1
Belgium	0.5
Canada	2.1
Denmark	0.8
Finland	0.5
France	4.6
Germany	2.7
Hong Kong	0.6
Ireland	0.1
Italy	0.9
Japan	9.2
Luxembourg	0.1
Netherlands	1.2
New Zealand	0.0 †
Norway	0.3
Portugal	0.1
Singapore	0.3
Spain	1.0
Sweden	1.3
Switzerland	4.4
United Kingdom	8.2
United States	55.3
Other[1]	1.8

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Building Products - 0.2%
Universal Forest Products, Inc.	41,228	$4,457,571

Chemicals - 15.1%
Agrium, Inc.	361,682	32,866,314
CF Industries Holdings, Inc.	704,624	17,390,120
Incitec Pivot Ltd.	4,370,168	9,532,837
Israel Chemicals Ltd.	1,621,010	6,579,479
K+S AG (Registered)(a)	477,870	9,984,855
Monsanto Co.	1,092,542	116,650,709
Mosaic Co. (The)	953,866	25,754,382
Nufarm Ltd.	519,098	3,266,795
Potash Corp. of Saskatchewan, Inc.	2,499,916	39,011,764
Scotts Miracle-Gro Co. (The), Class A	116,188	8,568,865
Syngenta AG (Registered)	219,258	86,459,955
Tessenderlo Chemie NV*	91,826	3,122,633
UPL Ltd.	927,630	8,653,126
Uralkali PJSC*	108,620	305,333
Uralkali PJSC, GDR*(b)	250,823	3,525,341
Yara International ASA	442,264	14,402,761

		386,075,269

Diversified Financial Services - 0.1%
Metro Pacific Investments Corp.	19,864,400	3,162,450

Electric Utilities - 0.0%(c)
Korea District Heating Corp.	5,622	336,773

Food Products - 9.9%
Archer-Daniels-Midland Co.	2,033,290	91,660,713
Bunge Ltd.	425,398	28,008,204
Charoen Pokphand Foods PCL, NVDR	9,182,600	7,381,935
Charoen Pokphand Indonesia Tbk. PT	16,866,000	4,828,606
CJ CheilJedang Corp.	24,362	8,558,182
Fresh Del Monte Produce, Inc.	95,574	5,433,382
Golden Agri-Resources Ltd.	21,176,200	5,675,997
GrainCorp Ltd., Class A	519,098	3,345,703
IOI Corp. Bhd.	7,496,000	7,789,726
Kuala Lumpur Kepong Bhd.	1,124,400	6,386,471
Marine Harvest ASA*	893,898	15,239,852
PPB Group Bhd.	1,311,800	5,156,320
Tyson Foods, Inc., Class A	657,774	48,412,167
Wilmar International Ltd.(a)	6,933,800	15,952,231

		253,829,489

Household Durables - 0.1%
Sumitomo Forestry Co. Ltd.	256,500	3,641,582

Metals & Mining - 37.5%
Agnico Eagle Mines Ltd.(a)	457,256	26,641,870
Alcoa, Inc.	2,782,890	29,554,292
Anglo American plc	4,906,132	54,097,701
AngloGold Ashanti Ltd.*(a)	1,122,526	24,545,286
Antofagasta plc(a)	938,874	6,238,948
Barrick Gold Corp.	2,462,436	53,835,398

	Shares	Value
COMMON STOCKS - (continued)
Metals & Mining - (continued)
BHP Billiton Ltd.	8,498,590	$126,086,573
Boliden AB	635,286	14,010,925
First Quantum Minerals Ltd.	2,070,770	17,927,988
Franco-Nevada Corp.(a)	355,148	27,416,701
Freeport-McMoRan, Inc.	4,017,856	52,071,414
Glencore plc*	34,142,406	84,655,403
Goldcorp, Inc.	1,881,496	33,660,750
Grupo Mexico SAB de CV, Series B	10,307,000	24,891,817
KGHM Polska Miedz SA	453,508	9,145,842
Korea Zinc Co. Ltd.	31,858	14,476,384
Mitsubishi Materials Corp.	2,623,000	6,961,565
MMC Norilsk Nickel PJSC, ADR	1,583,530	23,151,209
Newcrest Mining Ltd.*	1,632,254	31,014,865
Newmont Mining Corp.	1,094,416	48,154,304
Norsk Hydro ASA	2,773,520	11,864,076
Randgold Resources Ltd.	206,140	24,290,171
Rio Tinto plc	3,144,572	102,768,810
Royal Gold, Inc.	174,282	14,733,800
Silver Wheaton Corp.	877,032	24,514,257
South32 Ltd.*	15,333,068	21,384,903
Southern Copper Corp.	421,650	10,958,684
Sumitomo Metal Mining Co. Ltd.	1,197,031	14,524,155
Vale SA (Preference)	5,622,000	26,054,189

		959,632,280

Multi-Utilities - 1.0%
Suez	547,208	8,881,951
Veolia Environnement SA	738,356	16,397,738

		25,279,689

Oil, Gas & Consumable Fuels - 26.9%
Anadarko Petroleum Corp.	301,714	16,452,464
Apache Corp.	179,904	9,444,960
BP plc	9,332,520	52,890,072
California Resources Corp.	3,748	38,455
Cameco Corp.	985,724	9,433,561
Canadian Natural Resources Ltd.	530,342	16,080,459
Cenovus Energy, Inc.	404,784	5,801,475
Chevron Corp.	884,528	90,646,430
China Petroleum & Chemical Corp., Class H	14,992,000	10,645,161
CNOOC Ltd.	7,496,000	8,964,346
Concho Resources, Inc.*	67,464	8,379,029
ConocoPhillips	612,798	25,014,414
Devon Energy Corp.	206,140	7,891,039
Eni SpA	1,317,422	20,153,474
EOG Resources, Inc.	277,352	22,659,658
Exxon Mobil Corp.	1,396,130	124,185,764
Gazprom PJSC, ADR	2,789,043	11,351,405
Gazprom PJSC, ADR, OTC	155,011	637,095
Hess Corp.	118,062	6,334,026
Lukoil PJSC, ADR	219,258	9,373,280
Noble Energy, Inc.	209,888	7,497,199
Occidental Petroleum Corp.	384,170	28,709,024
PetroChina Co. Ltd., Class H	11,244,000	7,621,627
Pioneer Natural Resources Co.	65,590	10,662,966
PrairieSky Royalty Ltd.(a)	11,244	219,094
Repsol SA(a)	475,893	6,000,187
Royal Dutch Shell plc, Class A	2,796,008	72,166,330
Sasol Ltd.	296,092	7,875,710
Statoil ASA(a)	532,755	8,399,704

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
Suncor Energy, Inc.	749,600	$20,199,336
TOTAL SA	1,130,022	54,033,549
Woodside Petroleum Ltd.	337,320	6,801,763

		686,563,056

Paper & Forest Products - 2.1%
Boise Cascade Co.*	84,330	2,291,246
Canfor Corp.*	153,668	1,826,505
Century Plyboards India Ltd.	101,196	355,549
Dongwha Enterprise Co. Ltd.*	24,362	838,419
Duratex SA	562,200	1,699,262
Interfor Corp.*(a)	136,802	1,515,884
Mondi plc	794,576	16,140,866
Stella-Jones, Inc.	84,330	3,010,285
UPM-Kymmene OYJ	1,034,448	21,319,298
West Fraser Timber Co. Ltd.(a)	127,432	4,383,727

		53,381,041

Real Estate Investment Trusts (REITs) - 2.1%
Rayonier, Inc.	237,998	6,478,306
Weyerhaeuser Co.	1,441,106	47,152,988

		53,631,294

Trading Companies & Distributors - 1.3%
Marubeni Corp.(a)	4,685,000	21,997,580
Mitsui & Co. Ltd.	937,000	11,049,076

		33,046,656

Water Utilities - 3.3%
Aguas Andinas SA, Class A	4,761,844	2,874,819
American States Water Co.	54,346	2,347,747
American Water Works Co., Inc.	275,478	22,748,973
Aqua America, Inc.	258,612	8,958,320
China Water Affairs Group Ltd.	1,166,334	713,933
Cia de Saneamento Basico do Estado de Sao Paulo	18,018	171,128
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	377,396	3,562,618
Guangdong Investment Ltd.	4,467,576	6,851,095
Pennon Group plc	625,916	7,495,878
Severn Trent plc	389,792	12,674,232
TTW PCL, NVDR	2,436,200	804,373
United Utilities Group plc	1,115,030	15,055,925

		84,259,041

TOTAL COMMON STOCKS (Cost $2,888,608,694)		2,547,296,191

	Principal Amount
SECURITIES LENDING REINVESTMENTS(d) - 4.3%
BANK NOTE - 0.1%
Bank of America NA, Charlotte
0.81%, 9/6/2016 (Cost $2,000,000)	$2,000,000	2,000,000

CERTIFICATES OF DEPOSIT - 1.6%
Credit Industriel et Commercial, New York
0.87%, 8/22/2016	2,000,000	2,000,000
Credit Suisse AG, New York
1.00%, 9/7/2016	1,000,000	1,000,000
KBC Bank NV, Brussels
0.76%, 8/23/2016	6,000,000	5,997,219
Mitsubishi UFJ Trust & Banking Corp., New York
0.85%, 9/2/2016	1,000,000	1,000,000
0.87%, 11/7/2016	6,000,000	6,004,998

	Principal Amount	Value
SECURITIES LENDING REINVESTMENTS(d) - (continued)
CERTIFICATES OF DEPOSIT - (continued)
Mizuho Bank Ltd., New York
0.85%, 8/5/2016	$3,000,000	$3,000,000
1.13%, 1/13/2017	1,000,000	1,000,720
National Bank of Canada, New York
0.86%, 1/3/2017	2,000,000	1,999,820
Norinchukin Bank, New York
0.85%, 9/16/2016	3,000,000	3,000,000
Shizuoka Bank, New York
0.61%, 8/8/2016	1,000,000	1,000,000
Standard Chartered Bank, New York
0.70%, 8/30/2016	2,000,000	2,000,000
State Street Bank & Trust Co.
0.84%, 11/23/2016	3,000,000	2,999,790
Sumitomo Mitsui Banking Corp., New York
0.89%, 11/22/2016	5,000,000	4,999,655
Sumitomo Mitsui Trust Bank Ltd., New York
0.71%, 8/1/2016	2,000,000	2,000,000
0.90%, 10/18/2016	1,000,000	1,000,598
UBS AG, Stamford
0.85%, 8/2/2016	2,700,000	2,700,000
1.03%, 1/13/2017	1,000,000	1,000,251

TOTAL CERTIFICATES OF DEPOSIT (Cost $42,697,219)		42,703,051

COMMERCIAL PAPER - 0.4%
Caisse d’Amortissement de la Dette Sociale
0.71%, 10/7/2016	5,000,000	4,993,085
Toyota Motor Credit Corp.
0.75%, 8/23/2016	3,000,000	3,000,000
0.80%, 11/14/2016	3,000,000	2,999,799

TOTAL COMMERCIAL PAPER (Cost $10,993,393)		10,992,884

MONEY MARKET FUNDS(e) - 0.7%
BlackRock Cash Funds - Prime, Institutional Class
0.49%	3,500,000	3,500,000
BlackRock Liquidity Funds, TempFund, Institutional Class
0.39%	3,500,000	3,500,000
Dreyfus Cash Advantage Fund, Institutional Class
0.35%	3,500,000	3,500,000
Fidelity Prime Money Market Portfolio, Institutional Class
0.45%	3,500,000	3,500,000
Morgan Stanley Liquidity Funds - Prime, Institutional Class
0.37%	3,500,000	3,500,000

TOTAL MONEY MARKET FUNDS (Cost $17,500,000)		17,500,000

REPURCHASE AGREEMENTS - 1.3%
Citigroup Global Markets, Inc., 0.35%, dated 7/29/2016, due 8/1/2016, repurchase price $27,607,119, collateralized by various U.S. Treasury Securities, ranging from 3.88% - 5.25%, maturing 11/15/2028 - 08/15/2040; total market value $28,158,448	27,606,314	27,606,314

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

July 31, 2016 (Unaudited)

	Principal Amount	Value
SECURITIES LENDING REINVESTMENTS(d) - (continued)
REPURCHASE AGREEMENTS - (continued)
Morgan Stanley, 0.65%, dated 7/29/2016, due 10/3/2016, repurchase price $6,007,150, collateralized by various U.S. Treasury Securities, 0.13%, maturing 04/15/2020 - 01/15/2023; Common Stocks; total market value $6,539,458	$6,000,000	$6,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $33,606,314)		33,606,314

TIME DEPOSITS - 0.2%
Shinkin Central Bank
0.87%, 10/6/2016	3,000,000	3,000,000
0.96%, 10/14/2016	1,000,000	1,000,000

TOTAL TIME DEPOSITS (Cost $4,000,000)		4,000,000

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $110,796,926)		110,802,249

Total Investments — 103.9% (Cost $2,999,405,620)		2,658,098,440
Liabilities Less Other Assets — (3.9%)		(100,728,511)

Net assets — 100.0%		$2,557,369,929

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at 7/31/2016. The total value of securities on loan at 7/31/2016 was $116,988,915, which was collateralized in the form of cash with a value of $110,785,611; $475,759 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 7.63%, and maturity dates ranging from 08/15/2016 - 11/15/2045 and $9,121,238 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% - 6.50%, and maturity dates ranging from 08/08/2016 - 07/22/2068; a total value of $120,382,608.

(b)

Security fair valued as of 7/31/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 7/31/2016 amounted to $3,525,341, which represents approximately 0.10% of net assets of the Fund.

(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at 7/31/2016. The total value of securities purchased was $110,802,249.
(e)	Represents 7-day effective yield as of 7/31/2016.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$163,682,995
Aggregate gross unrealized depreciation	(508,231,120)

Net unrealized depreciation	$(344,548,125)

Federal income tax cost of investments	$3,002,646,565

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

July 31, 2016 (Unaudited)

Futures Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following open long futures contracts as of July 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500® Index Futures Contracts	8	09/16/2016	$867,280	$30,823
EURO STOXX 50® Index Futures Contracts	2	09/16/2016	66,715	5,150
FTSE 100® Index Futures Contracts	28	09/16/2016	2,482,029	190,335
FTSE/JSE Top 40 Index Futures Contracts	14	09/15/2016	465,889	(3,649)
Mini MSCI Emerging Markets Index Futures Contracts	34	09/16/2016	1,498,550	72,116
Russell 2000® Mini Index Futures Contracts	4	09/16/2016	486,800	29,225
S&P Toronto Stock Exchange 60® Index Futures Contracts	31	09/15/2016	4,020,336	75,724
SPI 200® Index Futures Contracts	10	09/15/2016	1,048,679	47,075

				$446,799

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

July 31, 2016 (Unaudited)

Forward Foreign Currency Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of July 31, 2016:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
AUD	802,666	Bank of Montreal	USD	600,000	09/21/2016	$9,050
BRL	1,046,997	Morgan Stanley	USD	315,000	09/21/2016	3,568
CAD	1,009,084	Societe Generale	USD	790,473	09/21/2016	(16,461)
CAD	521,272	Toronto-Dominion Bank (The)	USD	400,000	09/21/2016	(162)
CAD	273,479	Goldman Sachs & Co.	USD	210,000	09/21/2016	(230)
CHF	215,356	Goldman Sachs & Co.	USD	220,000	09/21/2016	3,472
EUR	2,341,579	Toronto-Dominion Bank (The)	USD	2,600,000	09/21/2016	24,098
EUR	188,740	Goldman Sachs & Co.	USD	210,000	09/21/2016	1,512
GBP	981,293	Citibank NA	USD	1,401,545	09/21/2016	(97,541)
HKD	3,216,847	Morgan Stanley	USD	415,000	09/21/2016	(193)
INR	456,656,456	Toronto-Dominion Bank (The)	USD	6,739,819	09/21/2016	18,328
JPY	142,716,105	Societe Generale	USD	1,346,698	09/21/2016	48,555
JPY	98,752,025	Toronto-Dominion Bank (The)	USD	950,000	09/21/2016	15,441
RUB	3,582,804	Citibank NA	USD	54,864	09/21/2016	(1,454)
USD	116,050	Societe Generale	AUD	156,861	09/21/2016	(2,974)
USD	323,583	BNP Paribas SA	BRL	1,168,200	09/21/2016	(31,863)
USD	800,000	Toronto-Dominion Bank (The)	CAD	1,029,836	09/21/2016	10,071
USD	450,000	Toronto-Dominion Bank (The)	CHF	430,499	09/21/2016	3,275
USD	2,230,487	Bank of Montreal	CHF	2,144,234	09/21/2016	5,434
USD	1,500,000	Toronto-Dominion Bank (The)	EUR	1,329,239	09/21/2016	10,384
USD	1,336,195	Citibank NA	EUR	1,178,817	09/21/2016	15,150
USD	850,000	Toronto-Dominion Bank (The)	GBP	594,241	09/21/2016	60,334
USD	993,632	Bank of Montreal	HKD	7,704,647	09/21/2016	131
USD	6,678,949	Morgan Stanley	INR	456,656,455	09/21/2016	(79,198)
USD	1,500,000	Toronto-Dominion Bank (The)	JPY	150,907,050	09/21/2016	24,670
USD	175,172	Societe Generale	KRW	202,391,300	09/21/2016	(5,464)
USD	158,869	Societe Generale	SGD	215,523	09/21/2016	(1,537)
USD	385,049	Morgan Stanley	ZAR	5,916,563	09/21/2016	(37,417)

						$(21,021)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

July 31, 2016 (Unaudited)

Abbreviations:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

RUB — Russian Ruble

SGD — Singapore Dollar

USD — US Dollar

ZAR — South African Rand

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

July 31, 2016 (Unaudited)

FlexShares® Morningstar Global Upstream Natural Resources Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2016:

Australia	7.9%
Belgium	0.1
Brazil	1.2
Canada	12.4
Chile	0.1
China	1.4
Finland	0.8
France	3.1
Germany	0.4
India	0.4
Indonesia	0.2
Israel	0.3
Italy	0.8
Japan	2.3
Malaysia	0.8
Mexico	1.0
Norway	2.0
Philippines	0.1
Poland	0.4
Russia	1.9
Singapore	0.8
South Africa	1.3
South Korea	0.9
Spain	0.2
Sweden	0.5
Switzerland	3.4
Thailand	0.3
United Kingdom	17.5
United States	37.1
Other[1]	0.4

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Air Freight & Logistics - 3.1%
bpost SA	46,746	$1,224,512
CTT-Correios de Portugal SA	66,150	554,496
Deutsche Post AG (Registered)	462,168	13,793,908
Oesterreichische Post AG*	14,994	523,299
PostNL NV*	203,154	780,580
Royal Mail plc	481,866	3,259,646
Singapore Post Ltd.(a)	705,600	753,880

		20,890,321

Commercial Services & Supplies - 2.7%
China Everbright International Ltd.	1,176,000	1,269,967
Clean Harbors, Inc.*	9,702	498,877
Cleanaway Co. Ltd.	40,000	217,398
Cleanaway Waste Management Ltd.	772,632	502,089
Daiseki Co. Ltd.(a)	21,800	396,074
Republic Services, Inc.	42,924	2,200,284
Shanghai Youngsun Investment Co. Ltd., Class B*(b)	57,800	144,905
Stericycle, Inc.*	15,582	1,406,587
Waste Connections, Inc.(a)	84,084	6,272,529
Waste Management, Inc.	81,732	5,404,120

		18,312,830

Diversified Financial Services - 0.2%
Metro Pacific Investments Corp.	6,409,200	1,020,357

Diversified Telecommunication Services - 17.5%
AT&T, Inc.	819,672	35,483,601
BCE, Inc.	118,188	5,667,187
BT Group plc	1,194,228	6,553,980
Cellnex Telecom SAU(c)	21,168	374,714
CenturyLink, Inc.	74,382	2,338,570
Chunghwa Telecom Co. Ltd.	621,304	2,209,003
Deutsche Telekom AG (Registered)	431,886	7,353,013
Infrastrutture Wireless Italiane SpA(c)	32,340	161,726
Koninklijke KPN NV	457,758	1,506,486
Level 3 Communications, Inc.*	35,280	1,785,168
Nippon Telegraph & Telephone Corp.	184,900	8,806,137
SBA Communications Corp., Class A*	17,052	1,960,980
Telefonica SA	602,406	5,906,480
Telstra Corp. Ltd.	1,664,334	7,298,917
Verizon Communications, Inc.	555,072	30,756,540

		118,162,502

Electric Utilities - 14.1%
American Electric Power Co., Inc.	90,258	6,254,879
Duke Energy Corp.	126,420	10,820,288
Edison International	59,682	4,618,193
Enel SpA	2,065,056	9,509,487
Exelon Corp.	169,344	6,313,144
Iberdrola SA	1,469,654	10,098,942
Iberdrola SA*(b)	32,980	226,627
Korea Electric Power Corp.	139,650	7,642,320
NextEra Energy, Inc.	84,672	10,862,571
PG&E Corp.	90,846	5,808,693
PPL Corp.	124,068	4,678,604
Southern Co. (The)	168,756	9,028,446
SSE plc(a)	267,834	5,390,945

	Shares		Value
COMMON STOCKS - (continued)
Electric Utilities - (continued)
Xcel Energy, Inc.	93,198		$4,098,848

			95,351,987

Gas Utilities - 1.3%
APA Group	257,250		1,898,527
Enagas SA	60,270		1,837,914
Korea Gas Corp.	13,230		499,602
Petronas Gas Bhd.	176,400		961,197
Snam SpA	650,622		3,765,113

			8,962,353

Health Care Providers & Services - 3.6%
Bangkok Dusit Medical Services PCL, NVDR	5,203,800		3,361,628
Bumrungrad Hospital PCL, NVDR	205,800		1,087,201
Community Health Systems, Inc.*	21,168		270,315
HCA Holdings, Inc.*	56,448		4,353,834
Healthscope Ltd.	835,254		1,879,111
HealthSouth Corp.	16,464		708,775
IHH Healthcare Bhd.	1,470,000		2,361,823
Life Healthcare Group Holdings Ltd.(a)	442,470		1,204,879
LifePoint Health, Inc.*	7,938		469,771
Netcare Ltd.	565,950		1,312,508
Ramsay Health Care Ltd.	65,856		3,943,743
RHOEN-KLINIKUM AG	15,876		467,800
Tenet Healthcare Corp.*	18,228		557,959
Universal Health Services, Inc., Class B	16,464		2,132,582

			24,111,929

Industrial Conglomerates - 0.1%
Beijing Enterprises Holdings Ltd.	147,000		827,827

Media - 4.9%
Charter Communications, Inc., Class A*	19,404		4,557,418
Comcast Corp., Class A	329,280		22,144,080
DISH Network Corp., Class A*	30,870		1,649,075
Liberty Global plc, Series C*	78,792		2,438,612
Liberty Global plc LiLAC, Class C*	—	#	16
Liberty Media Group, Class C*	7,056		158,196
SES SA, FDR	52,332		1,146,705
Sirius XM Holdings, Inc.*	241,962		1,062,213

			33,156,315

Multi-Utilities - 8.6%
Consolidated Edison, Inc.	53,802		4,308,464
Dominion Resources, Inc.	113,190		8,831,084
E.ON SE	531,846		5,704,715
Engie SA	435,120		7,164,786
National Grid plc	1,042,818		14,994,670
Public Service Enterprise Group, Inc.	92,904		4,274,513
Sempra Energy	43,512		4,868,123
Suez	155,526		2,524,405
Veolia Environnement SA	248,136		5,510,715

			58,181,475

Oil, Gas & Consumable Fuels - 6.6%
Enbridge, Inc.	246,960		10,171,559
Inter Pipeline Ltd.	89,376		1,869,696
Keyera Corp.(a)	44,688		1,284,388
Kinder Morgan, Inc.	364,560		7,411,505
Koninklijke Vopak NV	17,640		907,196

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
ONEOK, Inc.	38,514	$1,725,042
Pembina Pipeline Corp.(a)	102,898	3,004,759
Plains GP Holdings LP, Class A	45,276	480,831
Polskie Gornictwo Naftowe i Gazownictwo SA	430,122	597,422
Spectra Energy Corp.	125,538	4,515,602
TransCanada Corp.	186,690	8,667,009
Veresen, Inc.(a)	81,144	687,582
Williams Cos., Inc. (The)	137,592	3,298,080

		44,620,671

Real Estate Investment Trusts (REITs) - 2.7%
American Tower Corp.	57,918	6,705,167
Corrections Corp. of America	21,462	687,857
Crown Castle International Corp.	45,864	4,450,184
Digital Realty Trust, Inc.	19,992	2,088,364
DuPont Fabros Technology, Inc.	10,290	492,171
Equinix, Inc.	9,408	3,507,961
GEO Group, Inc. (The)	13,818	478,241
Keppel DC REIT	88,200	79,459

		18,489,404

Road & Rail - 17.7%
Aurizon Holdings Ltd.(a)	988,134	3,905,362
Canadian National Railway Co.	330,162	20,955,875
Canadian Pacific Railway Ltd.	73,794	11,069,241
Central Japan Railway Co.	99,200	18,603,932
CSX Corp.	175,518	4,972,425
East Japan Railway Co.	189,000	17,491,974
Hankyu Hanshin Holdings, Inc.	122,500	4,577,987
Kansas City Southern	19,698	1,893,175
Keikyu Corp.(a)	252,000	2,567,088
Keisei Electric Railway Co. Ltd.	166,000	2,189,901
MTR Corp. Ltd.(a)	691,310	3,910,916
Norfolk Southern Corp.	54,390	4,883,134
Tobu Railway Co. Ltd.	518,000	2,805,191
Union Pacific Corp.	154,350	14,362,268
West Japan Railway Co.	93,300	5,830,966

		120,019,435

Transportation Infrastructure - 8.1%
Abertis Infraestructuras SA(a)	246,078	3,871,736
Aena SA(c)	35,280	5,089,290
Aeroports de Paris(a)	15,876	1,688,697
Airports of Thailand PCL, NVDR	205,800	2,333,936
Atlantia SpA	225,204	5,628,498
Auckland International Airport Ltd.	445,410	2,370,675
CCR SA	441,000	2,547,169
China Merchants Holdings International Co. Ltd.(a)	588,925	1,726,563
COSCO Pacific Ltd.(a)	758,435	781,897
Flughafen Zuerich AG (Registered)(a)	9,114	1,713,502
Groupe Eurotunnel SE (Registered)	223,734	2,325,271
Grupo Aeroportuario del Pacifico SAB de CV, Class B	176,400	1,736,721
International Container Terminal Services, Inc.	793,800	1,078,395
Japan Airport Terminal Co. Ltd.(a)	36,400	1,626,697
Jiangsu Expressway Co. Ltd., Class H	588,000	830,480
Macquarie Atlas Roads Group	210,798	932,463
Promotora y Operadora de Infraestructura SAB de CV	122,010	1,423,870
Shenzhen International Holdings Ltd.	459,632	668,129
Sydney Airport	1,073,982	6,171,077
Transurban Group	980,490	9,359,981
Westports Holdings Bhd.	558,600	617,541

	Shares	Value
COMMON STOCKS - (continued)
Transportation Infrastructure - (continued)
Westshore Terminals Investment Corp.(a)	27,342	$398,792

		54,921,380

Water Utilities - 3.0%
Aguas Andinas SA, Class A	1,245,384	751,863
American Water Works Co., Inc.	32,634	2,694,916
Aqua America, Inc.	32,340	1,120,258
Beijing Enterprises Water Group Ltd.	2,352,000	1,427,576
Cia de Saneamento Basico do Estado de Sao Paulo	147,000	1,396,145
Guangdong Investment Ltd.	1,370,000	2,100,916
Pennon Group plc	198,744	2,380,129
Severn Trent plc	115,542	3,756,891
United Utilities Group plc	328,398	4,434,262

		20,062,956

Wireless Telecommunication Services - 5.2%
China Mobile Ltd.	760,500	9,374,007
KDDI Corp.	251,600	7,720,954
SoftBank Group Corp.	132,400	7,367,685
Vodafone Group plc	3,616,494	11,022,117

		35,484,763

TOTAL COMMON STOCKS (Cost $620,082,255)		672,576,505

	Principal Amount
SECURITIES LENDING REINVESTMENTS(d) - 6.1%
CERTIFICATES OF DEPOSIT - 1.0%
Credit Suisse AG, New York
1.00%, 9/7/2016	$1,000,000	1,000,000
KBC Bank NV, Brussels
0.76%, 8/23/2016	2,000,000	1,999,073
Shizuoka Bank, New York
0.61%, 8/8/2016	2,000,000	2,000,000
Standard Chartered Bank, New York
0.70%, 8/30/2016	1,000,000	1,000,000
UBS AG, Stamford
0.85%, 8/2/2016	500,000	500,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $6,499,073)		6,499,073

COMMERCIAL PAPER - 0.2%
Caisse d’Amortissement de la Dette Sociale
0.71%, 10/7/2016 (Cost $998,678)	1,000,000	998,617
MASTER DEMAND NOTE - 0.2%
Natixis Financial Products LLC
0.65%, 8/1/2016 (Cost $1,500,000)	1,500,000	1,500,000
MONEY MARKET FUNDS(e) - 3.3%
BlackRock Cash Funds - Prime, Institutional Class
0.49%	4,500,000	4,500,000
BlackRock Liquidity Funds, TempFund, Institutional Class
0.39%	4,500,000	4,500,000
Dreyfus Cash Advantage Fund, Institutional Class
0.35%	4,500,000	4,500,000
Fidelity Prime Money Market Portfolio, Institutional Class
0.45%	4,500,000	4,500,000

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

July 31, 2016 (Unaudited)

	Principal Amount	Value
Morgan Stanley Liquidity Funds - Prime, Institutional Class
0.37%	$4,500,000	$4,500,000

TOTAL MONEY MARKET FUNDS (Cost $22,500,000)		22,500,000

REPURCHASE AGREEMENT - 1.3%
Citigroup Global Markets, Inc., 0.35%, dated 7/29/2016, due 8/1/2016, repurchase price $8,926,883, collateralized by various U.S. Treasury Securities, ranging from 3.88% - 5.25%, maturing 11/15/2028 - 08/15/2040; total market value $9,105,158 (Cost $8,926,623)	8,926,623	8,926,623

TIME DEPOSIT - 0.1%
Shinkin Central Bank
0.96%, 10/14/2016 (Cost $1,000,000)	1,000,000	1,000,000

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $41,424,374)		41,424,313

Total Investments — 105.5% (Cost $661,506,629)		714,000,818
Liabilities Less Other Assets — (5.5%)		(37,051,663)

Net assets — 100.0%		$676,949,155

*	Non-income producing security.
#	Amount represents less than one share.
(a)

The security or a portion of this security is on loan at 7/31/2016. The total value of securities on loan at 7/31/2016 was $48,554,498, which was collateralized in the form of cash with a value of $41,420,932; $1,335,226 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 7.63%, and maturity dates ranging from 08/04/2016 - 11/15/2045 and $7,772,069 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% - 6.50%, and maturity dates ranging from 08/08/2016 - 03/22/2062; a total value of $50,528,227.

(b)

Security fair valued as of 7/31/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 7/31/2016 amounted to $371,532, which represents approximately 0.05% of net assets of the Fund.

(c)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities at 7/31/2016 amounts to $5,625,730, which represents approximately 0.83% of net assets of the Fund.

(d)	The security was purchased with cash collateral held from securities on loan at 7/31/2016. The total value of securities purchased was $41,424,313.
(e)	Represents 7-day effective yield as of 7/31/2016.

Percentages shown are based on Net Assets.

Abbreviations

FDR	Fiduciary Depositary Receipt
NVDR	Non-Voting Depositary Receipt

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$72,513,940
Aggregate gross unrealized depreciation	(20,861,420)

Net unrealized appreciation	$51,652,520

Federal income tax cost of investments	$662,348,298

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

July 31, 2016 (Unaudited)

Futures Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following open long futures contracts as of July 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-mini S&P 500® Index Futures Contracts	17	09/16/2016	$1,842,970	$86,091
EURO STOXX 50® Index Futures Contracts	13	09/16/2016	433,646	25,472
FTSE 100® Index Futures Contracts	5	09/16/2016	443,219	44,577
Nikkei 225 SGX Index Futures Contracts	7	09/08/2016	566,229	34,274
S&P Toronto Stock Exchange 60® Index Futures Contracts	2	09/15/2016	259,377	10,690

				$201,104

Forward Foreign Currency Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following outstanding contracts as of July 31, 2016:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
CAD	624,409	Societe Generale	USD	489,135	09/21/2016	$(10,186)
EUR	782,305	Citigroup	USD	886,746	09/21/2016	(10,054)
EUR	116,936	Goldman Sachs & Co.	USD	130,000	09/21/2016	1,045
GBP	267,636	Citigroup	USD	382,256	09/21/2016	(26,603)
JPY	165,481,274	Societe Generale	USD	1,561,514	09/21/2016	56,300
USD	500,000	Bank of Montreal	CAD	644,614	09/21/2016	5,553
USD	800,000	Societe Generale	EUR	710,143	09/21/2016	4,176
USD	310,000	Goldman Sachs & Co.	GBP	234,423	09/21/2016	(1,517)
USD	700,000	Citigroup	GBP	493,298	09/21/2016	44,474
USD	290,000	Toronto-Dominion Bank (The)	GBP	202,741	09/21/2016	20,585
USD	1,450,000	Toronto-Dominion Bank (The)	JPY	151,402,135	09/21/2016	(30,170)

						$53,603

Abbreviations:

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

July 31, 2016 (Unaudited)

FlexShares® STOXX® Global Broad Infrastructure Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2016:

Australia	5.3%
Austria	0.1
Belgium	0.2
Brazil	0.6
Canada	10.3
Chile	0.1
China	2.8
France	2.8
Germany	4.0
Hong Kong	0.6
Italy	2.8
Japan	11.8
Luxembourg	0.2
Malaysia	0.6
Mexico	0.5
Netherlands	0.5
New Zealand	0.3
Philippines	0.3
Poland	0.1
Portugal	0.1
Singapore	0.1
South Africa	0.4
South Korea	1.2
Spain	4.0
Switzerland	0.3
Taiwan	0.4
Thailand	1.0
United Kingdom	7.7
United States	40.3
Other[1]	0.6

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Capital Markets - 0.1%
Tricon Capital Group, Inc.	21,306	$153,744

Commercial Services & Supplies - 0.3%
McGrath RentCorp	17,420	555,175

Diversified Financial Services - 0.1%
Corp. Financiera Alba SA	5,963	253,789

Hotels, Restaurants & Leisure - 0.2%
Kyoritsu Maintenance Co. Ltd.	6,700	496,199

Household Durables - 0.6%
Iida Group Holdings Co. Ltd.(a)	60,300	1,208,530

Industrial Conglomerates - 0.3%
Hopewell Holdings Ltd.	201,000	666,982

Real Estate Investment Trusts (REITs) - 77.1%
Acadia Realty Trust	27,135	1,021,904
Allied Properties REIT	19,832	602,541
AvalonBay Communities, Inc.	49,781	9,241,843
Big Yellow Group plc	46,029	433,900
Brookfield Canada Office Properties	11,055	242,709
BWP Trust	220,899	643,035
Canadian Apartment Properties REIT	25,929	649,194
Charter Hall Retail REIT	157,718	576,592
CoreSite Realty Corp.	10,720	884,722
Cousins Properties, Inc.	82,678	879,694
Derwent London plc	42,143	1,590,192
Digital Realty Trust, Inc.	57,218	5,976,992
Duke Realty Corp.	135,541	3,902,225
DuPont Fabros Technology, Inc.	25,929	1,240,184
EPR Properties	22,311	1,874,570
Equity Commonwealth*	47,637	1,430,063
Equity Lifestyle Properties, Inc.	31,222	2,567,697
Equity Residential	120,868	8,217,815
Eurocommercial Properties NV, CVA	15,544	688,330
Fonciere Des Regions	1,005	94,560
Forest City Realty Trust, Inc., Class A	105,927	2,505,174
Fortune REIT	536,000	684,510
Frasers Centrepoint Trust	308,200	491,064
Frontier Real Estate Investment Corp.	201	1,074,772
Gecina SA	13,333	2,017,272
Getty Realty Corp.	23,383	531,262
Global One Real Estate Investment Corp.	134	532,156
Goodman Group	163,815	938,787
Goodman Property Trust	446,756	428,527
GPT Group (The)	701,423	2,990,784
Granite REIT	14,606	455,188
Great Portland Estates plc(a)	137,752	1,250,076
Grivalia Properties REIC AE	29,949	232,424
Growthpoint Properties Australia Ltd.	104,386	261,817
H&R REIT	45,091	803,931

	Shares	Value
COMMON STOCKS - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Highwoods Properties, Inc.	37,118	$2,068,215
Host Hotels & Resorts, Inc.(a)	219,090	3,886,657
Investa Office Fund	226,661	789,013
Iron Mountain, Inc.	47,436	1,954,838
Japan Logistics Fund, Inc.(a)	335	782,871
Kimco Realty Corp.	163,212	5,239,105
Kiwi Property Group Ltd.	537,340	604,546
Land Securities Group plc	312,421	4,537,927
Link REIT(a)	904,500	6,748,826
LTC Properties, Inc.	13,668	731,648
Macerich Co. (The)	53,332	4,759,348
Mack-Cali Realty Corp.(a)	33,232	937,142
Mapletree Commercial Trust	522,600	616,723
Mapletree Greater China Commercial Trust	636,500	509,446
Mapletree Industrial Trust	482,463	650,181
Mid-America Apartment Communities, Inc.	29,413	3,118,366
Monogram Residential Trust, Inc.	63,985	685,279
Mori Trust Sogo Reit, Inc.	402	744,103
National Health Investors, Inc.	14,137	1,110,744
National Retail Properties, Inc.	50,987	2,710,469
Nippon Building Fund, Inc.	402	2,471,191
Nomura Real Estate Master Fund, Inc.	1,407	2,329,784
Parkway Life REIT	247,900	470,661
Piedmont Office Realty Trust, Inc., Class A	57,285	1,256,833
Post Properties, Inc.	21,373	1,359,109
Precinct Properties New Zealand Ltd.	586,518	530,861
Prologis, Inc.	191,821	10,452,326
PS Business Parks, Inc.	7,973	884,126
Public Storage	41,071	9,812,683
Pure Industrial Real Estate Trust	123,816	518,412
Ramco-Gershenson Properties Trust	30,351	602,164
Regency Centers Corp.	36,649	3,112,600
Retail Properties of America, Inc., Class A	94,202	1,660,781
RioCan REIT	63,382	1,408,543
Safestore Holdings plc	37,319	183,726
Scentre Group	2,099,110	8,455,771
Segro plc	269,675	1,586,150
Select Income REIT	26,063	723,509
Shaftesbury plc(a)	93,264	1,156,541
Shopping Centres Australasia Property Group	331,650	602,449
Simon Property Group, Inc.	24,388	5,537,051
Smart REIT	25,058	739,990
Societe Fonciere Lyonnaise SA	4,489	255,961
Sovran Self Storage, Inc.	10,251	1,049,395
Sunlight REIT	469,000	286,479
Terreis(a)	4,623	176,492
Tritax Big Box REIT plc(a)	34,907	63,216
Unibail-Rodamco SE	2,948	811,458
Urstadt Biddle Properties, Inc., Class A	23,048	569,286
Weingarten Realty Investors	46,163	1,993,780
Workspace Group plc(a)	49,312	461,574

		162,664,855

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Real Estate Management & Development - 19.8%
Alrov Properties and Lodgings Ltd.	10,318	$219,982
CA Immobilien Anlagen AG*	29,614	556,346
Castellum AB(a)	90,852	1,377,675
Conwert Immobilien Invest SE(a)	34,639	569,986
Daejan Holdings plc(a)	3,618	269,963
Daibiru Corp.	46,900	455,340
Daikyo, Inc.(a)	201,000	354,989
Daito Trust Construction Co. Ltd.	28,000	4,696,492
Deutsche EuroShop AG	16,549	784,929
Deutsche Wohnen AG	9,112	341,093
Entra ASA(b)	53,198	565,271
Fabege AB	52,059	932,174
Far East Orchard Ltd.	207,700	238,149
First Capital Realty, Inc.	48,374	860,238
Frasers Centrepoint Ltd.	241,200	272,071
GuocoLand Ltd.	201,000	279,853
Heiwa Real Estate Co. Ltd.	26,800	356,427
Henderson Land Development Co. Ltd.	469,000	2,792,260
HKR International Ltd.	643,200	279,330
Ho Bee Land Ltd.	167,500	275,612
Hongkong Land Holdings Ltd.(a)	469,000	3,001,600
Hufvudstaden AB, Class A	44,823	750,604
Hysan Development Co. Ltd.	268,000	1,232,946
Intershop Holding AG	536	263,438
Kabuki-Za Co. Ltd.	5,000	245,402
Leopalace21 Corp.	93,800	678,205
Liu Chong Hing Investment Ltd.	268,000	333,621
Melcor Developments Ltd.(a)	23,316	257,467
Mobimo Holding AG (Registered)*	2,479	598,684
Morguard Corp.	2,881	377,454
Nomura Real Estate Holdings, Inc.	40,200	699,779
Norwegian Property ASA(a)	382,101	453,192
NTT Urban Development Corp.(a)	53,600	576,873
Olav Thon Eiendomsselskap ASA	14,137	268,544
Open House Co. Ltd.	20,100	578,376
PSP Swiss Property AG (Registered)	16,147	1,633,162
Relo Group, Inc.	4,400	690,364
Sagax AB, Class B(a)	28,877	289,332
SEA Holdings Ltd.	134,000	321,188
Sim Lian Group Ltd.	395,300	278,132
Sponda OYJ	119,327	547,093
St Joe Co. (The)*	26,331	485,280
Swire Pacific Ltd., Class A	201,000	2,401,137
Swire Pacific Ltd., Class B	335,000	696,770
Swire Properties Ltd.	187,600	522,189
TAG Immobilien AG	37,989	540,786
TAI Cheung Holdings Ltd.	335,000	277,154
Takara Leben Co. Ltd.(a)	80,400	635,449
TOC Co. Ltd.	26,800	230,121
Tokyu Fudosan Holdings Corp.	180,900	1,087,324
United Industrial Corp. Ltd.	40,200	81,711
UOL Group Ltd.	207,700	892,286
Wheelock & Co. Ltd.	335,000	1,793,729
Wihlborgs Fastigheter AB	28,676	637,476
Wing Tai Holdings Ltd.(a)	415,400	538,155
Yanlord Land Group Ltd.	549,400	482,683

		41,855,886

	Shares	Value
COMMON STOCKS - (continued)
Road & Rail - 0.4%
Sotetsu Holdings, Inc.(a)	134,000	$733,512

TOTAL COMMON STOCKS (Cost $179,867,008)		208,588,672

	Principal Amount
SECURITIES LENDING REINVESTMENTS(c) - 9.5%
CERTIFICATES OF DEPOSIT - 0.5%
KBC Bank NV, Brussels
0.76%, 8/23/2016	$600,000	599,722
Shizuoka Bank, New York
0.61%, 8/8/2016	500,000	500,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $1,099,722)		1,099,722

MASTER DEMAND NOTE - 0.2%
Natixis Financial Products LLC
0.65%, 8/1/2016 (Cost $400,000)	400,000	400,000

MONEY MARKET FUNDS(d) - 6.5%
BlackRock Cash Funds - Prime, Institutional Class
0.49%	2,750,000	2,750,000
BlackRock Liquidity Funds, TempFund, Institutional Class
0.39%	2,750,000	2,750,000
Dreyfus Cash Advantage Fund, Institutional Class
0.35%	2,750,000	2,750,000
Fidelity Prime Money Market Portfolio, Institutional Class
0.45%	2,750,000	2,750,000
Morgan Stanley Liquidity Funds - Prime, Institutional Class
0.37%	2,750,000	2,750,000

TOTAL MONEY MARKET FUNDS (Cost $13,750,000)		13,750,000

REPURCHASE AGREEMENT - 2.3%
Citigroup Global Markets, Inc., 0.35%, dated 7/29/2016, due 8/1/2016, repurchase price $4,839,079, collateralized by various U.S. Treasury Securities, ranging from 3.88% - 5.25%, maturing 11/15/2028 - 08/15/2040; total market value $4,935,718 (Cost $4,838,938)	4,838,938	4,838,938

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $20,088,660)		20,088,660

Total Investments — 108.4% (Cost $199,955,668)		228,677,332
Liabilities Less Other Assets — (8.4%)		(17,736,732)

Net assets — 100.0%		$210,940,600

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

July 31, 2016 (Unaudited)

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at 7/31/2016. The total value of securities on loan at 7/31/2016 was $21,513,165, which was collateralized in the form of cash with a value of $20,087,775; $470,869 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 7.63%, and maturity dates ranging from 08/04/2016 - 11/15/2045 and $1,604,468 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% - 6.50%, and maturity dates ranging from 08/08/2016 - 07/22/2068; a total value of $22,163,112.

(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities at 7/31/2016 amounts to $565,271, which represents approximately 0.27% of net assets of the Fund.

(c)	The security was purchased with cash collateral held from securities on loan at 7/31/2016. The total value of securities purchased was $20,088,660.
(d)	Represents 7-day effective yield as of 7/31/2016.

Percentages shown are based on Net Assets.

Abbreviations

CVA	Dutch Certification
OYJ	Public Limited Company

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,084,254
Aggregate gross unrealized depreciation	(3,566,479)

Net unrealized appreciation	$28,517,775

Federal income tax cost of investments	$200,159,557

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

July 31, 2016 (Unaudited)

Futures Contracts

FlexShares® Global Quality Real Estate Index Fund had the following open long futures contracts as of July 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500® Index Futures Contracts	11	09/16/2016	$1,192,510	$54,252
EURO STOXX 50® Index Futures Contracts	6	09/16/2016	200,144	6,178
FTSE 100® Index Futures Contracts	2	09/16/2016	177,288	6,849
Hang Seng Index Futures Contract	1	08/30/2016	140,297	(1,414)
Nikkei 225 SGX Index Futures Contracts	5	09/08/2016	404,450	9,553
SPI 200® Index Futures Contracts	2	09/15/2016	209,736	10,607

				$86,025

Forward Foreign Currency Contracts

FlexShares® Global Quality Real Estate Index Fund had the following outstanding contracts as of July 31, 2016:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
AUD	61,383	Societe Generale	USD	45,413	09/21/2016	$1,164
GBP	15,704	Citigroup	USD	22,430	09/21/2016	(1,561)
GBP	69,911	Toronto-Dominion Bank (The)	USD	100,000	09/21/2016	(7,098)
HKD	73,281	Bank of Montreal	USD	9,450	09/21/2016	(1)
ILS	110,844	Citigroup	USD	28,755	09/21/2016	354
JPY	36,382,325	Toronto-Dominion Bank (The)	USD	350,000	09/21/2016	5,689
SEK	339,770	Bank of Montreal	USD	41,422	09/21/2016	(1,503)
USD	54,873	Societe Generale	CAD	70,048	09/21/2016	1,143
USD	42,167	Bank of Montreal	CHF	40,536	09/21/2016	103
USD	26,942	Citigroup	EUR	23,770	09/21/2016	305
USD	120,000	Bank of New York	GBP	84,622	09/21/2016	7,549
USD	340,000	Bank of New York	JPY	35,876,800	09/21/2016	(10,747)
USD	10,935	Societe Generale	JPY	1,158,874	09/21/2016	(394)

						$(4,997)

Abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

SEK — Swedish Krona

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

July 31, 2016 (Unaudited)

FlexShares® Global Quality Real Estate Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2016:

Australia	7.2%
Austria	0.5
Canada	3.4
Finland	0.3
France	1.2
Germany	0.8
Greece	0.1
Hong Kong	8.7
Israel	0.1
Japan	10.3
Netherlands	0.7
New Zealand	0.7
Norway	0.6
Singapore	4.6
Spain	0.1
Sweden	1.9
Switzerland	1.2
United Kingdom	5.5
United States	51.0
Other[1]	1.1

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Real Assets Allocation Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 99.9%
FlexShares Global Quality Real Estate Index Fund(a)	10,946	$689,926
FlexShares Global Upstream Natural Resources Index Fund(a)	4,982	136,158
FlexShares STOXX Global Broad Infrastructure Index Fund(a)	11,876	546,771

TOTAL EXCHANGE TRADED FUNDS (Cost $1,254,804)		1,372,855

Total Investments — 99.9% (Cost $1,254,804)		1,372,855
Other Assets Less Liabilities — 0.1%		730

Net assets — 100.0%		$1,373,585

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the Underlying Funds.

Percentages shown are based on Net Assets.

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$117,987
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$117,987

Federal income tax cost of investments	$1,254,868

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Real Assets Allocation Index Fund

July 31, 2016 (Unaudited)

The underlying index of the FlexShares Real Assets Allocation Index Fund is comprised of securities of affiliated FlexShares Funds. The Schedules of Investments of the affiliated FlexShares Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ending July 31, 2016, was as follows:

Security	Value November 23, 2015*	Purchases at Cost	Sales at Cost	Value July 31, 2016	Dividend Income	Realized Loss
FlexShares Global Quality Real Estate Index Fund	$—	$1,145,205	$518,076	$689,926	$17,090	$(41,709)
FlexShares Global Upstream Natural Resources Index Fund	—	249,122	127,008	136,158	11,389	(25,970)
FlexShares STOXX Global Broad Infrastructure Index Fund	—	1,270,820	765,259	546,771	15,373	(62,201)

	$—	$2,665,147	$1,410,343	$1,372,855	$43,852	$(129,880)

*	Commencement of investment operations.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Aerospace & Defense - 3.4%
Boeing Co. (The)	203,931	$27,257,418
Lockheed Martin Corp.	82,917	20,955,613

		48,213,031

Air Freight & Logistics - 1.6%
United Parcel Service, Inc., Class B	205,425	22,206,443

Automobiles - 0.4%
Ford Motor Co.	400,392	5,068,963

Banks - 6.4%
Bank of America Corp.	208,413	3,019,904
Bank of Hawaii Corp.(a)	26,892	1,853,397
Citigroup, Inc.	47,061	2,061,742
Cullen/Frost Bankers, Inc.(a)	27,639	1,876,412
Hancock Holding Co.(a)	59,760	1,732,442
JPMorgan Chase & Co.	589,383	37,702,831
People’s United Financial, Inc.(a)	95,616	1,449,539
Wells Fargo & Co.	859,050	41,208,628

		90,904,895

Beverages - 0.7%
Coca-Cola Co. (The)	109,809	4,790,967
Dr. Pepper Snapple Group, Inc.(a)	6,435	633,912
PepsiCo, Inc.	45,567	4,963,157

		10,388,036

Biotechnology - 0.3%
Amgen, Inc.	25,398	4,369,218

Capital Markets - 2.8%
Artisan Partners Asset Management, Inc., Class A(a)	76,941	2,151,270
BGC Partners, Inc., Class A	109,809	974,006
Federated Investors, Inc., Class B	233,064	7,357,831
Invesco Ltd.	150,147	4,381,289
LPL Financial Holdings, Inc.(a)	283,113	7,629,895
NorthStar Asset Management Group, Inc.(a)	572,949	6,795,175
Virtu Financial, Inc., Class A	74,700	1,284,840
Waddell & Reed Financial, Inc., Class A(a)	343,620	6,274,501
WisdomTree Investments, Inc.(a)	321,957	3,200,253

		40,049,060

Chemicals - 1.2%
Dow Chemical Co. (The)	150,147	8,058,389
LyondellBasell Industries NV, Class A	127,737	9,613,487

		17,671,876

Commercial Services & Supplies - 1.0%
Pitney Bowes, Inc.	377,235	7,284,408
R.R. Donnelley & Sons Co.	426,537	7,643,543
Waste Management, Inc.	715	47,276

		14,975,227

Communications Equipment - 1.3%
Cisco Systems, Inc.	570,708	17,423,715

	Shares	Value
COMMON STOCKS - (continued)
Communications Equipment - (continued)
Motorola Solutions, Inc.(a)	21,663	$1,502,979

		18,926,694

Consumer Finance - 0.6%
Navient Corp.(a)	569,214	8,082,839

Containers & Packaging - 1.6%
Avery Dennison Corp.	96,363	7,505,714
International Paper Co.	59,760	2,737,606
Packaging Corp. of America(a)	71,712	5,356,169
Sonoco Products Co.(a)	142,677	7,266,540

		22,866,029

Distributors - 0.5%
Genuine Parts Co.(a)	76,194	7,790,075

Diversified Consumer Services - 0.6%
H&R Block, Inc.(a)	339,138	8,068,093

Diversified Telecommunication Services - 2.0%
CenturyLink, Inc.(a)	277,884	8,736,673
Verizon Communications, Inc.	366,030	20,281,722

		29,018,395

Electric Utilities - 3.7%
ALLETE, Inc.	115,038	7,345,176
American Electric Power Co., Inc.	60,507	4,193,135
Duke Energy Corp.	87,399	7,480,480
Entergy Corp.	28,386	2,310,337
FirstEnergy Corp.	222,606	7,773,402
OGE Energy Corp.(a)	242,028	7,786,041
Pinnacle West Capital Corp.	93,375	7,364,486
PPL Corp.	85,905	3,239,478
Southern Co. (The)	109,809	5,874,781

		53,367,316

Electrical Equipment - 1.0%
Eaton Corp. plc	47,808	3,031,505
Emerson Electric Co.	192,726	10,773,384

		13,804,889

Electronic Equipment, Instruments & Components - 0.7%
National Instruments Corp.	56,025	1,606,797
TE Connectivity Ltd.	141,930	8,555,540

		10,162,337

Energy Equipment & Services - 0.9%
Frank’s International NV(a)	436,995	5,383,778
Helmerich & Payne, Inc.(a)	119,520	7,406,654
Noble Corp. plc	5,720	42,214
Schlumberger Ltd.	6,723	541,336

		13,373,982

Food & Staples Retailing - 1.2%
CVS Health Corp.	7,470	692,618
Wal-Mart Stores, Inc.	218,871	15,971,017

		16,663,635

Food Products - 0.4%
Cal-Maine Foods, Inc.(a)	141,930	5,946,867

Gas Utilities - 0.5%
Questar Corp.	271,908	6,843,924

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Health Care Equipment & Supplies - 0.0%(b)
Abbott Laboratories	4,482	$200,569

Health Care Providers & Services - 3.4%
Cardinal Health, Inc.	106,821	8,930,235
UnitedHealth Group, Inc.	279,378	40,006,930

		48,937,165

Hotels, Restaurants & Leisure - 1.4%
Darden Restaurants, Inc.	106,074	6,529,916
International Game Technology plc	379,476	7,931,048
McDonald’s Corp.	33,615	3,954,805
Six Flags Entertainment Corp.(a)	25,398	1,432,193

		19,847,962

Household Durables - 0.7%
Garmin Ltd.	40,338	2,191,564
Leggett & Platt, Inc.(a)	2,860	150,350
Tupperware Brands Corp.(a)	115,785	7,257,404

		9,599,318

Household Products - 1.4%
Kimberly-Clark Corp.	41,085	5,322,562
Procter & Gamble Co. (The)	169,569	14,513,410

		19,835,972

Independent Power and Renewable Electricity Producers - 0.3%
AES Corp.	222,606	2,749,184
NRG Yield, Inc., Class A	128,484	2,207,355

		4,956,539

Industrial Conglomerates - 3.3%
3M Co.	192,726	34,374,609
General Electric Co.	420,561	13,096,270

		47,470,879

Insurance - 3.2%
AmTrust Financial Services, Inc.	215,883	5,153,127
Cincinnati Financial Corp.(a)	10,010	747,747
Erie Indemnity Co., Class A	61,254	5,983,903
First American Financial Corp.	41,085	1,717,764
Mercury General Corp.(a)	26,145	1,447,649
MetLife, Inc.	97,857	4,182,408
Old Republic International Corp.	81,423	1,577,978
Principal Financial Group, Inc.	167,328	7,802,504
Prudential Financial, Inc.	133,713	10,067,252
Validus Holdings Ltd.(a)	142,677	7,052,524

		45,732,856

Internet Software & Services - 0.5%
j2 Global, Inc.(a)	106,821	7,139,916

IT Services - 3.7%
Accenture plc, Class A	80,676	9,101,060
Broadridge Financial Solutions, Inc.	17,875	1,209,780
International Business Machines Corp.	110,556	17,757,505
Leidos Holdings, Inc.(a)	129,978	6,500,200
Paychex, Inc.	42,579	2,524,083
Western Union Co. (The)(a)	372,753	7,455,060
Xerox Corp.	779,868	8,032,640

		52,580,328

Leisure Products - 0.2%
Hasbro, Inc.(a)	1,430	116,159
Mattel, Inc.	62,748	2,094,528

		2,210,687

Machinery - 0.5%
Caterpillar, Inc.(a)	77,688	6,429,459

	Shares	Value
COMMON STOCKS - (continued)
Machinery - (continued)
Cummins, Inc.	10,458	$1,283,929

		7,713,388

Media - 0.6%
Viacom, Inc., Class B	188,991	8,593,421

Metals & Mining - 0.6%
Nucor Corp.	157,617	8,454,576

Multiline Retail - 2.7%
Kohl’s Corp.(a)	201,690	8,388,287
Macy’s, Inc.	242,028	8,671,863
Nordstrom, Inc.(a)	186,750	8,259,953
Target Corp.	169,569	12,773,633

		38,093,736

Multi-Utilities - 1.6%
Ameren Corp.	41,085	2,154,497
CenterPoint Energy, Inc.	88,146	2,108,452
Consolidated Edison, Inc.	34,362	2,751,709
DTE Energy Co.	27,639	2,695,355
Public Service Enterprise Group, Inc.	113,544	5,224,160
SCANA Corp.	5,720	428,657
Vectren Corp.	130,725	6,762,404

		22,125,234

Oil, Gas & Consumable Fuels - 6.9%
Chevron Corp.	183,015	18,755,377
CVR Energy, Inc.(a)	38,844	574,891
Exxon Mobil Corp.	340,632	30,299,216
HollyFrontier Corp.(a)	252,486	6,418,194
Murphy Oil Corp.(a)	73,206	2,008,041
Occidental Petroleum Corp.	250,245	18,700,809
ONEOK, Inc.(a)	169,569	7,594,996
Spectra Energy Corp.	91,134	3,278,090
Valero Energy Corp.	138,942	7,263,888
Western Refining, Inc.(a)	76,194	1,588,645
Williams Cos., Inc. (The)	77,688	1,862,181

		98,344,328

Paper & Forest Products - 0.5%
Domtar Corp.(a)	167,328	6,587,703

Personal Products - 0.7%
Nu Skin Enterprises, Inc., Class A(a)	183,762	9,812,891

Pharmaceuticals - 7.4%
Eli Lilly & Co.	111,303	9,225,906
Johnson & Johnson	233,064	29,186,605
Merck & Co., Inc.	767,916	45,045,952
Pfizer, Inc.	596,853	22,017,907

		105,476,370

Real Estate Investment Trusts (REITs) - 6.6%
Chimera Investment Corp.	103,086	1,729,783
Communications Sales & Leasing, Inc.	75,447	2,344,893
Corrections Corp. of America(a)	212,148	6,799,343
EPR Properties(a)	70,218	5,899,716
GEO Group, Inc. (The)	204,678	7,083,905
Hospitality Properties Trust	76,194	2,431,350
Host Hotels & Resorts, Inc.(a)	456,417	8,096,838
Iron Mountain, Inc.	59,760	2,462,710
Lamar Advertising Co., Class A(a)	108,315	7,350,256
LaSalle Hotel Properties(a)	61,254	1,687,548
Liberty Property Trust	204,678	8,469,576

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Real Estate Investment Trusts (REITs) - (continued)
MFA Financial, Inc.	207,666	$1,561,648
National Health Investors, Inc.(a)	63,495	4,988,802
New Residential Investment Corp.	101,592	1,388,763
Pebblebrook Hotel Trust(a)	53,037	1,572,547
RLJ Lodging Trust	297,306	7,058,044
Ryman Hospitality Properties, Inc.(a)	124,749	7,015,884
Senior Housing Properties Trust	93,375	2,073,859
Two Harbors Investment Corp.	139,689	1,222,279
Ventas, Inc.(a)	42,579	3,242,817
WP Carey, Inc.(a)	26,892	1,953,704
Xenia Hotels & Resorts, Inc.	413,838	7,432,530

		93,866,795

Semiconductors & Semiconductor Equipment - 5.4%
Intel Corp.	406,368	14,165,989
KLA-Tencor Corp.	98,604	7,465,309
Linear Technology Corp.(a)	43,326	2,599,127
Maxim Integrated Products, Inc.	201,690	8,224,918
QUALCOMM, Inc.	212,148	13,276,222
Texas Instruments, Inc.	331,668	23,133,843
Xilinx, Inc.(a)	166,581	8,508,957

		77,374,365

Software - 1.4%
Activision Blizzard, Inc.	78,435	3,149,950
Blackbaud, Inc.	23,157	1,548,045
CA, Inc.(a)	231,570	8,023,900
Fair Isaac Corp.	38,844	4,919,204
Symantec Corp.	112,050	2,289,182

		19,930,281

Specialty Retail - 5.1%
American Eagle Outfitters, Inc.	485,550	8,701,056
Best Buy Co., Inc.(a)	225,594	7,579,958
DSW, Inc., Class A(a)	308,511	7,484,477
GameStop Corp., Class A(a)	239,787	7,421,408
Gap, Inc. (The)(a)	399,645	10,306,845
Home Depot, Inc. (The)	166,581	23,028,157
Staples, Inc.	839,628	7,800,144

		72,322,045

Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	327,933	34,173,898
HP, Inc.	711,144	9,963,127
NetApp, Inc.(a)	77,688	2,047,079
Seagate Technology plc(a)	89,640	2,871,169
Western Digital Corp.	198,702	9,440,332

		58,495,605

Tobacco - 4.3%
Altria Group, Inc.	266,679	18,054,168
Philip Morris International, Inc.	411,597	41,266,715
Vector Group Ltd.(a)	61,254	1,353,101

		60,673,984

TOTAL COMMON STOCKS (Cost $1,250,731,638)		1,415,138,737

	Principal Amount
SECURITIES LENDING REINVESTMENTS(c) - 12.5%
CERTIFICATES OF DEPOSIT - 4.7%
Credit Industriel et Commercial, New York
0.87%, 8/22/2016	$4,000,000	4,000,000
KBC Bank NV, Brussels
0.76%, 8/23/2016	7,500,000	7,496,523

	Principal Amount	Value
SECURITIES LENDING REINVESTMENTS(c) - (continued)
CERTIFICATES OF DEPOSIT - (continued)
Mitsubishi UFJ Trust & Banking Corp., New York
0.85%, 9/2/2016	$2,000,000	$2,000,000
0.87%, 11/7/2016	8,000,000	8,006,664
Mizuho Bank Ltd., New York
0.85%, 8/5/2016	3,000,000	3,000,000
1.13%, 1/13/2017	5,000,000	5,003,600
National Bank of Canada, New York
0.86%, 1/3/2017	6,000,000	5,999,460
Norinchukin Bank, New York
0.85%, 9/16/2016	4,000,000	4,000,000
Standard Chartered Bank, New York
0.70%, 8/30/2016	2,000,000	2,000,000
State Street Bank & Trust Co.
0.84%, 11/23/2016	5,000,000	4,999,650
Sumitomo Mitsui Banking Corp., New York
0.89%, 11/22/2016	6,000,000	5,999,586
Sumitomo Mitsui Trust Bank Ltd., New York
0.71%, 8/1/2016	4,000,000	4,000,000
0.90%, 10/18/2016	3,000,000	3,001,794
UBS AG, Stamford
0.85%, 8/2/2016	3,800,000	3,800,000
1.03%, 1/13/2017	4,000,000	4,001,004

TOTAL CERTIFICATES OF DEPOSIT (Cost $67,296,523)		67,308,281

COMMERCIAL PAPER - 1.3%
Caisse d’Amortissement de la Dette Sociale
0.71%, 10/7/2016	8,000,000	7,988,936
Toyota Motor Credit Corp.
0.75%, 8/23/2016	4,000,000	4,000,000
0.80%, 11/14/2016	6,000,000	5,999,598

TOTAL COMMERCIAL PAPER (Cost $17,989,429)		17,988,534

MONEY MARKET FUNDS(d) - 3.7%
BlackRock Cash Funds - Prime, Institutional Class
0.49%	10,500,000	10,500,000
BlackRock Liquidity Funds, TempFund, Institutional Class
0.39%	10,500,000	10,500,000
Dreyfus Cash Advantage Fund, Institutional Class
0.35%	10,500,000	10,500,000
Fidelity Prime Money Market Portfolio, Institutional Class
0.45%	10,500,000	10,500,000
Morgan Stanley Liquidity Funds - Prime, Institutional Class
0.37%	10,500,000	10,500,000

TOTAL MONEY MARKET FUNDS (Cost $52,500,000)		52,500,000

REPURCHASE AGREEMENTS - 2.3%
Citigroup Global Markets, Inc., 0.35%, dated 7/29/2016, due 8/1/2016, repurchase price $22,038,554, collateralized by various U.S. Treasury Securities, ranging from 3.88% - 5.25%, maturing 11/15/2028 - 08/15/2040; total market value $22,478,676	22,037,911	22,037,911

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

July 31, 2016 (Unaudited)

	Principal Amount	Value
SECURITIES LENDING REINVESTMENTS(c) - (continued)
REPURCHASE AGREEMENTS - (continued)
Morgan Stanley, 0.65%, dated 7/29/2016, due 10/3/2016, repurchase price $11,013,108, collateralized by various U.S. Treasury Securities, 0.13%, maturing 04/15/2020 - 01/15/2023; Common Stocks; total market value $11,989,006	$11,000,000	$11,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $33,037,911)		33,037,911

TIME DEPOSITS - 0.5%
Shinkin Central Bank
0.87%, 10/6/2016	5,000,000	5,000,000
0.96%, 10/14/2016	2,000,000	2,000,000

TOTAL TIME DEPOSITS (Cost $7,000,000)		7,000,000

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $177,823,863)		177,834,726

Total Investments — 111.8% (Cost $1,428,555,501)		1,592,973,463
Liabilities Less Other Assets — (11.8%)		(167,858,188)

Net assets — 100.0%		$1,425,115,275

(a)

The security or a portion of this security is on loan at 7/31/2016. The total value of securities on loan at 7/31/2016 was $174,021,699, which was collateralized in the form of cash with a value of $177,808,857; $493,279 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% - 7.50%, and maturity dates ranging from 11/15/2016 - 02/15/2046; a total value of $178,302,136.

(b)	Represents less than 0.05% of net assets.
(c)	The security was purchased with cash collateral held from securities on loan at 7/31/2016. The total value of securities purchased was $177,834,726.
(d)	Represents 7-day effective yield as of 7/31/2016.

Percentages shown are based on Net Assets.

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$179,910,142
Aggregate gross unrealized depreciation	(15,960,788)

Net unrealized appreciation	$163,949,354

Federal income tax cost of investments	$1,429,024,109

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

July 31, 2016 (Unaudited)

Futures Contracts

FlexShares® Quality Dividend Index Fund had the following open long futures contracts as of July 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-mini S&P 500® Index Futures Contracts	91	09/16/2016	$9,865,310	$420,478

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Aerospace & Defense - 3.8%
Boeing Co. (The)	33,333	$4,455,289
Lockheed Martin Corp.	13,653	3,450,522
Raytheon Co.	6,273	875,272

		8,781,083

Air Freight & Logistics - 2.2%
C.H. Robinson Worldwide, Inc.(a)	16,113	1,121,787
United Parcel Service, Inc., Class B	36,285	3,922,409

		5,044,196

Airlines - 0.4%
Allegiant Travel Co.(a)	7,626	989,626

Automobiles - 0.2%
Ford Motor Co.	32,103	406,424

Banks - 5.1%
Bank of America Corp.	35,178	509,729
Bank of Hawaii Corp.(a)	16,605	1,144,417
BOK Financial Corp.(a)	4,551	296,862
Citigroup, Inc.	7,872	344,872
Cullen/Frost Bankers, Inc.(a)	3,813	258,865
Hancock Holding Co.(a)	10,209	295,959
JPMorgan Chase & Co.	20,787	1,329,744
People’s United Financial, Inc.(a)	18,696	283,431
Wells Fargo & Co.	155,964	7,481,593

		11,945,472

Beverages - 1.7%
Coca-Cola Co. (The)	19,065	831,806
Dr. Pepper Snapple Group, Inc.	4,797	472,552
PepsiCo, Inc.	25,338	2,759,815

		4,064,173

Biotechnology - 0.5%
Amgen, Inc.	5,781	994,505
Gilead Sciences, Inc.	2,706	215,046

		1,209,551

Capital Markets - 1.3%
Artisan Partners Asset Management, Inc., Class A	8,610	240,736
BGC Partners, Inc., Class A	29,397	260,751
LPL Financial Holdings, Inc.(a)	47,724	1,286,162
Virtu Financial, Inc., Class A	13,407	230,600
Waddell & Reed Financial, Inc., Class A(a)	56,949	1,039,889

		3,058,138

Chemicals - 0.1%
Scotts Miracle-Gro Co. (The), Class A	3,444	253,995

Commercial Services & Supplies - 1.4%
Pitney Bowes, Inc.	58,179	1,123,436
R.R. Donnelley & Sons Co.	68,142	1,221,105
Republic Services, Inc.	7,503	384,604
Waste Management, Inc.	9,840	650,621

		3,379,766

	Shares	Value
COMMON STOCKS - (continued)
Communications Equipment - 2.0%
Brocade Communications Systems, Inc.	162,360	$1,509,948
Cisco Systems, Inc.	94,587	2,887,741
Motorola Solutions, Inc.	4,305	298,681

		4,696,370

Consumer Finance - 0.5%
Navient Corp.(a)	84,747	1,203,407

Containers & Packaging - 0.8%
Bemis Co., Inc.	5,535	282,506
International Paper Co.	8,733	400,059
Sonoco Products Co.(a)	24,108	1,227,821

		1,910,386

Distributors - 0.5%
Genuine Parts Co.(a)	12,546	1,282,703

Diversified Consumer Services - 0.6%
H&R Block, Inc.	56,088	1,334,334

Diversified Telecommunication Services - 2.1%
CenturyLink, Inc.(a)	45,879	1,442,436
Verizon Communications, Inc.	62,976	3,489,500

		4,931,936

Electric Utilities - 4.1%
American Electric Power Co., Inc.	25,092	1,738,876
Duke Energy Corp.	14,637	1,252,781
Entergy Corp.	4,797	390,428
FirstEnergy Corp.	35,916	1,254,187
PG&E Corp.	25,707	1,643,705
Pinnacle West Capital Corp.	15,990	1,261,131
PPL Corp.	14,514	547,323
Southern Co. (The)	19,188	1,026,558
Xcel Energy, Inc.	10,209	448,992

		9,563,981

Electrical Equipment - 0.8%
Emerson Electric Co.	32,841	1,835,812

Electronic Equipment, Instruments & Components - 0.7%
Jabil Circuit, Inc.	65,190	1,326,617
National Instruments Corp.	7,011	201,075

		1,527,692

Energy Equipment & Services - 0.5%
Frank’s International NV(a)	66,420	818,294
Helmerich & Payne, Inc.	5,658	350,626
Schlumberger Ltd.	1,107	89,136

		1,258,056

Food & Staples Retailing - 2.7%
CVS Health Corp.	1,107	102,641
Wal-Mart Stores, Inc.	84,501	6,166,038

		6,268,679

Food Products - 1.4%
Cal-Maine Foods, Inc.(a)	23,493	984,357
General Mills, Inc.	13,776	990,356
Hershey Co. (The)	11,193	1,239,737

		3,214,450

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Gas Utilities - 0.3%
Questar Corp.	31,734	$798,745

Health Care Providers & Services - 4.3%
Anthem, Inc.	12,915	1,696,256
Cardinal Health, Inc.	17,712	1,480,723
Quest Diagnostics, Inc.	4,674	403,647
UnitedHealth Group, Inc.	44,526	6,376,123

		9,956,749

Hotels, Restaurants & Leisure - 4.1%
Brinker International, Inc.(a)	24,846	1,171,240
Cracker Barrel Old Country Store, Inc.	1,722	271,060
Darden Restaurants, Inc.	18,327	1,128,210
Dunkin’ Brands Group, Inc.	4,920	222,925
International Game Technology plc	62,853	1,313,628
McDonald’s Corp.	18,204	2,141,701
Papa John’s International, Inc.(a)	14,391	1,064,214
Six Flags Entertainment Corp.(a)	3,567	201,143
Yum! Brands, Inc.	22,140	1,979,759

		9,493,880

Household Durables - 0.8%
Garmin Ltd.	6,765	367,542
Leggett & Platt, Inc.	6,396	336,238
Tupperware Brands Corp.(a)	19,803	1,241,252

		1,945,032

Household Products - 2.2%
Clorox Co. (The)	9,348	1,225,242
Kimberly-Clark Corp.	19,311	2,501,740
Procter & Gamble Co. (The)	15,621	1,337,002

		5,063,984

Industrial Conglomerates - 1.0%
3M Co.	492	87,753
General Electric Co.	70,356	2,190,886

		2,278,639

Insurance - 3.5%
Allied World Assurance Co. Holdings AG(a)	7,257	297,464
American National Insurance Co.	2,214	253,171
AmTrust Financial Services, Inc.	34,194	816,211
Assurant, Inc.	3,690	306,307
Cincinnati Financial Corp.(a)	5,289	395,088
Erie Indemnity Co., Class A	11,562	1,129,492
Everest Re Group Ltd.	6,519	1,232,156
First American Financial Corp.	5,781	241,704
FNF Group	7,380	278,005
Mercury General Corp.(a)	3,321	183,884
Old Republic International Corp.	14,514	281,281
ProAssurance Corp.	5,781	298,647
Progressive Corp. (The)	37,146	1,207,616
Validus Holdings Ltd.	24,108	1,191,658

		8,112,684

Internet Software & Services - 0.5%
j2 Global, Inc.(a)	17,835	1,192,091

IT Services - 3.3%
Accenture plc, Class A	3,690	416,269
Broadridge Financial Solutions, Inc.	5,289	357,960
International Business Machines Corp.	16,728	2,686,851
Jack Henry & Associates, Inc.	13,161	1,174,619

	Shares	Value
COMMON STOCKS - (continued)
IT Services - (continued)
Paychex, Inc.	7,257	$430,195
Western Union Co. (The)(a)	63,960	1,279,200
Xerox Corp.	130,503	1,344,181

		7,689,275

Leisure Products - 0.2%
Mattel, Inc.	10,701	357,199

Media - 1.2%
Regal Entertainment Group, Class A(a)	11,931	280,617
Viacom, Inc., Class A(a)	25,461	1,263,884
Viacom, Inc., Class B	30,012	1,364,646

		2,909,147

Multiline Retail - 2.8%
Kohl’s Corp.(a)	32,964	1,370,973
Macy’s, Inc.	39,483	1,414,676
Nordstrom, Inc.(a)	30,504	1,349,192
Target Corp.	30,750	2,316,397

		6,451,238

Multi-Utilities - 1.8%
Ameren Corp.	25,707	1,348,075
CenterPoint Energy, Inc.	15,375	367,770
CMS Energy Corp.	2,952	133,372
Consolidated Edison, Inc.	18,327	1,467,626
Public Service Enterprise Group, Inc.	11,931	548,945
SCANA Corp.	5,166	387,140

		4,252,928

Oil, Gas & Consumable Fuels - 5.0%
Chevron Corp.	30,012	3,075,630
CVR Energy, Inc.(a)	7,503	111,044
Exxon Mobil Corp.	55,350	4,923,382
HollyFrontier Corp.(a)	41,697	1,059,938
Occidental Petroleum Corp.	2,583	193,028
ONEOK, Inc.	28,167	1,261,600
Spectra Energy Corp.	13,530	486,674
Western Refining, Inc.(a)	7,626	159,002
Williams Cos., Inc. (The)	14,760	353,797

		11,624,095

Paper & Forest Products - 0.5%
Domtar Corp.(a)	27,921	1,099,250

Pharmaceuticals - 7.5%
Eli Lilly & Co.	21,156	1,753,621
Johnson & Johnson	38,130	4,775,020
Merck & Co., Inc.	127,674	7,489,357
Pfizer, Inc.	98,154	3,620,901

		17,638,899

Real Estate Investment Trusts (REITs) - 6.4%
Chimera Investment Corp.	18,942	317,847
Communications Sales & Leasing, Inc.	11,685	363,170
Corrections Corp. of America(a)	33,087	1,060,438
Crown Castle International Corp.	17,589	1,706,661
EPR Properties(a)	4,182	351,372
Gaming and Leisure Properties, Inc.	7,995	286,461
GEO Group, Inc. (The)	35,301	1,221,768
Hospitality Properties Trust	11,070	353,244
Iron Mountain, Inc.	31,119	1,282,414
LaSalle Hotel Properties(a)	11,193	308,367
Liberty Property Trust	31,980	1,323,332
MFA Financial, Inc.	30,012	225,690

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Real Estate Investment Trusts (REITs) - (continued)
National Health Investors, Inc.(a)	11,439	$898,762
National Retail Properties, Inc.(a)	6,888	366,166
New Residential Investment Corp.	18,696	255,574
Retail Properties of America, Inc., Class A	68,880	1,214,354
Senior Housing Properties Trust	14,760	327,820
STORE Capital Corp.	7,626	237,855
Two Harbors Investment Corp.	30,627	267,986
Ventas, Inc.(a)	6,888	524,590
Welltower, Inc.(a)	7,134	565,940
WP Carey, Inc.(a)	4,920	357,438
Xenia Hotels & Resorts, Inc.	70,602	1,268,012

		15,085,261

Semiconductors & Semiconductor Equipment - 5.6%
Intel Corp.	86,961	3,031,460
KLA-Tencor Corp.	7,995	605,301
Linear Technology Corp.	7,626	457,484
Marvell Technology Group Ltd.	27,306	320,846
Maxim Integrated Products, Inc.	33,702	1,374,368
QUALCOMM, Inc.	33,456	2,093,676
Texas Instruments, Inc.	54,981	3,834,925
Xilinx, Inc.	27,675	1,413,639

		13,131,699

Software - 1.4%
Activision Blizzard, Inc.	12,177	489,028
Blackbaud, Inc.	4,182	279,567
CA, Inc.	39,237	1,359,562
Fair Isaac Corp.	4,428	560,762
Mentor Graphics Corp.	11,931	254,846
Symantec Corp.	20,295	414,627

		3,358,392

Specialty Retail - 5.2%
American Eagle Outfitters, Inc.	79,827	1,430,500
DSW, Inc., Class A	50,676	1,229,400
GameStop Corp., Class A(a)	39,483	1,221,999
Gap, Inc. (The)(a)	65,436	1,687,594
GNC Holdings, Inc., Class A(a)	44,403	906,265
Home Depot, Inc. (The)	32,349	4,471,926
Staples, Inc.	137,760	1,279,790

		12,227,474

Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	53,874	5,614,209
HP, Inc.	114,882	1,609,497
Seagate Technology plc(a)	14,760	472,763
Western Digital Corp.	30,873	1,466,776

		9,163,245

Tobacco - 4.3%
Altria Group, Inc.	90,528	6,128,746
Philip Morris International, Inc.	37,269	3,736,590
Vector Group Ltd.	12,177	268,990

		10,134,326

TOTAL COMMON STOCKS (Cost $207,143,657)		232,124,462

	No. of Rights
RIGHTS - 0.0%(b)
Food & Staples Retailing - 0.0%(b)
Safeway, Inc. (Casa Ley subsidiary)*(c)	8,450	413

	No. of Rights	Value
RIGHTS - (continued)
Food & Staples Retailing - (continued)
Safeway, Inc. (PDC subsidiary)*(c)	8,450	$8,576

TOTAL RIGHTS (Cost $–)		8,989

	Principal Amount
SECURITIES LENDING REINVESTMENTS(d) - 11.2%
CERTIFICATES OF DEPOSIT - 1.9%
KBC Bank NV, Brussels
0.76%, 8/23/2016	$1,000,000	999,536
Shizuoka Bank, New York
0.61%, 8/8/2016	1,500,000	1,500,000
Standard Chartered Bank, New York
0.70%, 8/30/2016	1,000,000	1,000,000
Sumitomo Mitsui Banking Corp., New York
0.89%, 11/22/2016	1,000,000	999,931

TOTAL CERTIFICATES OF DEPOSIT (Cost $4,499,536)		4,499,467

COMMERCIAL PAPER - 0.4%
Caisse d’Amortissement de la Dette Sociale
0.71%, 10/7/2016 (Cost $998,679)	1,000,000	998,617

MASTER DEMAND NOTE - 0.5%
Natixis Financial Products LLC
0.65%, 8/1/2016 (Cost $1,200,000)	1,200,000	1,200,000

MONEY MARKET FUNDS(e) - 7.5%
BlackRock Cash Funds - Prime, Institutional Class
0.49%	3,500,000	3,500,000
BlackRock Liquidity Funds, TempFund, Institutional Class
0.39%	3,500,000	3,500,000
Dreyfus Cash Advantage Fund, Institutional Class
0.35%	3,500,000	3,500,000
Fidelity Prime Money Market Portfolio, Institutional Class
0.45%	3,500,000	3,500,000
Morgan Stanley Liquidity Funds - Prime, Institutional Class
0.37%	3,500,000	3,500,000

TOTAL MONEY MARKET FUNDS (Cost $17,500,000)		17,500,000

REPURCHASE AGREEMENT - 0.9%
Citigroup Global Markets, Inc., 0.35%, dated 7/29/2016, due 8/1/2016, repurchase price $2,100,241, collateralized by various U.S. Treasury Securities, ranging from 3.88% - 5.25%, maturing 11/15/2028 - 08/15/2040; total market value $2,142,184 (Cost $2,100,180)	2,100,180	2,100,180

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $26,298,395)		26,298,264

Total Investments — 110.4% (Cost $233,442,052)		258,431,715
Liabilities Less Other Assets — (10.4%)		(24,311,925)

Net assets — 100.0%		$234,119,790

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

July 31, 2016 (Unaudited)

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at 7/31/2016. The total value of securities on loan at 7/31/2016 was $25,711,973, which was collateralized in the form of cash with a value of $26,296,427; $37,349 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% - 2.38%, and maturity dates ranging from 01/15/2017 - 08/15/2024; a total value of $26,333,776.

(b)	Represents less than 0.05% of net assets.
(c)

Security fair valued as of 7/31/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 7/31/2016 amounted to $8,989, which represents approximately 0.0% of net assets of the Fund.

(d)	The security was purchased with cash collateral held from securities on loan at 7/31/2016. The total value of securities purchased was $26,298,264.
(e)	Represents 7-day effective yield as of 7/31/2016.

Percentages shown are based on Net Assets.

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,300,290
Aggregate gross unrealized depreciation	(3,218,425)

Net unrealized appreciation	$25,081,865

Federal income tax cost of investments	$233,349,850

Futures Contracts

FlexShares® Quality Dividend Defensive Index Fund had the following open long futures contracts as of July 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-mini S&P 500® Index Futures Contracts	18	09/16/2016	$1,951,380	$80,812

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Aerospace & Defense - 3.4%
Boeing Co. (The)	7,540	$1,007,796
Lockheed Martin Corp.	3,074	776,892

		1,784,688

Air Freight & Logistics - 1.7%
United Parcel Service, Inc., Class B	8,178	884,042

Automobiles - 0.4%
Ford Motor Co.	18,386	232,767

Banks - 7.5%
Bank of America Corp.	7,337	106,313
Citigroup, Inc.	1,595	69,877
JPMorgan Chase & Co.	28,333	1,812,462
People’s United Financial, Inc.(a)	3,770	57,153
Regions Financial Corp.	29,522	270,717
Wells Fargo & Co.	34,075	1,634,578

		3,951,100

Beverages - 0.6%
Coca-Cola Co. (The)	4,408	192,321
PepsiCo, Inc.	1,131	123,189

		315,510

Biotechnology - 1.3%
Amgen, Inc.	3,393	583,698
Gilead Sciences, Inc.	1,392	110,622

		694,320

Building Products - 0.6%
Masco Corp.	8,642	315,260

Capital Markets - 2.4%
Ameriprise Financial, Inc.	2,958	283,495
Artisan Partners Asset Management, Inc., Class A(a)	1,566	43,785
BGC Partners, Inc., Class A	5,974	52,989
BlackRock, Inc.	290	106,213
Federated Investors, Inc., Class B	8,091	255,433
Invesco Ltd.	2,871	83,776
Waddell & Reed Financial, Inc., Class A(a)	12,673	231,409
WisdomTree Investments, Inc.(a)	21,634	215,042

		1,272,142

Chemicals - 2.9%
Celanese Corp., Series A	1,044	66,211
Dow Chemical Co. (The)	5,684	305,060
E.I. du Pont de Nemours & Co.	10,614	734,170
Huntsman Corp.	3,886	60,078
LyondellBasell Industries NV, Class A	4,669	351,389

		1,516,908

Commercial Services & Supplies - 1.0%
Pitney Bowes, Inc.	12,499	241,356
R.R. Donnelley & Sons Co.	15,776	282,706

		524,062

Communications Equipment - 1.3%
Cisco Systems, Inc.	21,025	641,893

	Shares	Value
COMMON STOCKS - (continued)
Communications Equipment - (continued)
Juniper Networks, Inc.	986	$22,373

		664,266

Consumer Finance - 0.5%
Navient Corp.	19,952	283,318

Containers & Packaging - 1.3%
Avery Dennison Corp.	3,538	275,575
International Paper Co.	2,059	94,323
Packaging Corp. of America(a)	3,944	294,577

		664,475

Diversified Telecommunication Services - 2.1%
CenturyLink, Inc.(a)	10,150	319,116
Verizon Communications, Inc.	14,268	790,590

		1,109,706

Electric Utilities - 1.0%
American Electric Power Co., Inc.	2,407	166,805
PPL Corp.	3,248	122,482
Southern Co. (The)	4,408	235,828

		525,115

Electrical Equipment - 1.1%
Eaton Corp. plc	2,291	145,272
Emerson Electric Co.	7,772	434,455

		579,727

Energy Equipment & Services - 0.6%
Helmerich & Payne, Inc.	4,321	267,772
Schlumberger Ltd.	290	23,351

		291,123

Food & Staples Retailing - 0.1%
CVS Health Corp.	261	24,200
Wal-Mart Stores, Inc.	145	10,581

		34,781

Food Products - 0.6%
Cal-Maine Foods, Inc.(a)	5,220	218,718
Ingredion, Inc.	609	81,143

		299,861

Health Care Equipment & Supplies - 0.5%
Cantel Medical Corp.	3,741	250,460

Health Care Providers & Services - 2.0%
Cardinal Health, Inc.	1,885	157,586
HealthSouth Corp.(a)	1,334	57,429
UnitedHealth Group, Inc.	5,858	838,865

		1,053,880

Hotels, Restaurants & Leisure - 2.2%
Darden Restaurants, Inc.	3,944	242,793
International Game Technology plc	14,355	300,019
McDonald’s Corp.	4,147	487,894
Six Flags Entertainment Corp.(a)	1,044	58,871
Starwood Hotels & Resorts Worldwide, Inc.	1,044	81,495

		1,171,072

Household Durables - 1.0%
Garmin Ltd.	1,479	80,354
Leggett & Platt, Inc.(a)	1,363	71,653
Tupperware Brands Corp.(a)	4,553	285,382
Whirlpool Corp.(a)	464	89,255

		526,644

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Household Products - 0.6%
Procter & Gamble Co. (The)	3,770	$322,674

Independent Power and Renewable Electricity Producers - 0.7%
AES Corp.	23,577	291,176
NRG Yield, Inc., Class A	3,509	60,285

		351,461

Industrial Conglomerates - 4.1%
3M Co.	6,206	1,106,902
General Electric Co.	32,915	1,024,973

		2,131,875

Insurance - 3.6%
Aflac, Inc.	5,017	362,629
Assured Guaranty Ltd.(a)	9,541	255,603
Cincinnati Financial Corp.(a)	1,102	82,320
Lincoln National Corp.	5,075	221,625
MetLife, Inc.	4,669	199,553
Old Republic International Corp.	3,074	59,574
Principal Financial Group, Inc.	6,351	296,147
Prudential Financial, Inc.	5,336	401,748

		1,879,199

Internet Software & Services - 0.5%
j2 Global, Inc.(a)	4,002	267,494

IT Services - 4.5%
Accenture plc, Class A	3,045	343,507
Broadridge Financial Solutions, Inc.	1,102	74,583
Computer Sciences Corp.	7,482	357,864
International Business Machines Corp.	3,828	614,853
Leidos Holdings, Inc.	5,162	258,152
Paychex, Inc.	1,653	97,990
Science Applications International Corp.	1,044	63,433
Western Union Co. (The)(a)	13,891	277,820
Xerox Corp.	28,855	297,207

		2,385,409

Leisure Products - 0.3%
Hasbro, Inc.(a)	841	68,314
Mattel, Inc.	2,378	79,378

		147,692

Machinery - 1.1%
Caterpillar, Inc.(a)	2,813	232,804
Cummins, Inc.	2,378	291,947
Terex Corp.	2,175	52,504

		577,255

Media - 1.8%
Interpublic Group of Cos., Inc. (The)	3,103	71,555
Omnicom Group, Inc.	1,189	97,843
Regal Entertainment Group, Class A(a)	2,581	60,705
Sinclair Broadcast Group, Inc., Class A	1,740	48,407
TEGNA, Inc.(a)	9,947	217,839
Time Warner, Inc.	1,914	146,708
Viacom, Inc., Class B	6,960	316,471

		959,528

Metals & Mining - 1.3%
Nucor Corp.	5,945	318,890
Reliance Steel & Aluminum Co.	3,567	279,795

	Shares	Value
COMMON STOCKS - (continued)
Metals & Mining - (continued)
Steel Dynamics, Inc.	2,697	$72,334

		671,019

Multiline Retail - 0.8%
Kohl’s Corp.(a)	7,337	305,146
Macy’s, Inc.	3,016	108,063

		413,209

Multi-Utilities - 0.9%
CenterPoint Energy, Inc.	3,103	74,224
NiSource, Inc.(a)	10,788	276,820
Public Service Enterprise Group, Inc.	2,610	120,086

		471,130

Oil, Gas & Consumable Fuels - 6.8%
Chevron Corp.	6,815	698,401
CVR Energy, Inc.(a)	2,262	33,478
Exxon Mobil Corp.	8,294	737,751
HollyFrontier Corp.(a)	9,135	232,212
Murphy Oil Corp.(a)	2,030	55,683
Occidental Petroleum Corp.	9,048	676,157
ONEOK, Inc.	6,264	280,564
Spectra Energy Corp.	3,277	117,874
Tesoro Corp.	3,451	262,794
Valero Energy Corp.	5,945	310,805
Western Refining, Inc.(a)	2,784	58,046
Williams Cos., Inc. (The)	3,828	91,757

		3,555,522

Paper & Forest Products - 0.5%
Domtar Corp.(a)	6,612	260,314

Personal Products - 0.7%
Nu Skin Enterprises, Inc., Class A	6,438	343,789

Pharmaceuticals - 7.4%
Eli Lilly & Co.	3,886	322,110
Johnson & Johnson	8,613	1,078,606
Merck & Co., Inc.	28,797	1,689,232
Pfizer, Inc.	21,866	806,637

		3,896,585

Real Estate Investment Trusts (REITs) - 6.4%
Chimera Investment Corp.	3,654	61,314
Columbia Property Trust, Inc.	2,523	61,309
Communications Sales & Leasing, Inc.	2,349	73,007
Corrections Corp. of America	7,627	244,445
DiamondRock Hospitality Co.	1,479	14,524
EPR Properties(a)	928	77,971
Gaming and Leisure Properties, Inc.	1,740	62,344
GEO Group, Inc. (The)	7,888	273,004
Hospitality Properties Trust	2,117	67,553
Host Hotels & Resorts, Inc.(a)	17,371	308,162
Iron Mountain, Inc.	6,960	286,822
Lamar Advertising Co., Class A	4,031	273,544
LaSalle Hotel Properties(a)	2,088	57,524
Liberty Property Trust(a)	6,989	289,205
Medical Properties Trust, Inc.	3,857	60,555
MFA Financial, Inc.	7,685	57,791
National Health Investors, Inc.(a)	1,450	113,927
New Residential Investment Corp.	4,147	56,689
Pebblebrook Hotel Trust(a)	2,088	61,909
RLJ Lodging Trust	11,774	279,515
Ryman Hospitality Properties, Inc.(a)	4,901	275,632
Senior Housing Properties Trust	3,335	74,070

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Two Harbors Investment Corp.	6,583	$57,601
Weyerhaeuser Co.	2,784	91,092
WP Carey, Inc.(a)	986	71,633

		3,351,142

Semiconductors & Semiconductor Equipment - 6.1%
Applied Materials, Inc.	6,061	159,344
Broadcom Ltd.	1,363	220,779
Intel Corp.	8,178	285,085
KLA-Tencor Corp.	3,915	296,404
Linear Technology Corp.	1,595	95,684
Maxim Integrated Products, Inc.	7,482	305,116
NVIDIA Corp.(a)	2,900	165,590
QUALCOMM, Inc.	7,685	480,927
Texas Instruments, Inc.	12,209	851,578
Xilinx, Inc.	6,177	315,521

		3,176,028

Software - 1.4%
Activision Blizzard, Inc.	2,552	102,488
Blackbaud, Inc.	928	62,037
CA, Inc.	8,497	294,421
Fair Isaac Corp.	2,204	279,115

		738,061

Specialty Retail - 5.6%
Best Buy Co., Inc.	8,265	277,704
GameStop Corp., Class A(a)	8,758	271,060
Gap, Inc. (The)(a)	14,558	375,451
Home Depot, Inc. (The)	12,267	1,695,790
Lithia Motors, Inc., Class A(a)	493	42,541
Staples, Inc.	30,740	285,575

		2,948,121

Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	10,817	1,127,239
HP, Inc.	25,172	352,660
Seagate Technology plc(a)	3,219	103,105
Western Digital Corp.	7,250	344,447

		1,927,451

Tobacco - 4.3%
Altria Group, Inc.	9,019	610,587
Philip Morris International, Inc.	15,805	1,584,609
Vector Group Ltd.(a)	2,378	52,530

		2,247,726

TOTAL COMMON STOCKS (Cost $47,834,651)		51,967,911

	Principal Amount
SECURITIES LENDING REINVESTMENTS(b) - 11.0%
CERTIFICATE OF DEPOSIT - 0.6%
KBC Bank NV, Brussels
0.76%, 8/23/2016 (Cost $299,861)	$300,000	299,861

MASTER DEMAND NOTE - 0.2%
Natixis Financial Products LLC
0.65%, 8/1/2016 (Cost $100,000)	100,000	100,000
MONEY MARKET FUNDS(c) - 7.6%
BlackRock Cash Funds - Prime, Institutional Class
0.49%	800,000	800,000

	Principal Amount	Value
SECURITIES LENDING REINVESTMENTS(b) - (continued)
MONEY MARKET FUNDS(c) - (continued)
BlackRock Liquidity Funds, TempFund, Institutional Class
0.39%	$800,000	$800,000
Dreyfus Cash Advantage Fund, Institutional Class
0.35%	800,000	800,000
Fidelity Prime Money Market Portfolio, Institutional Class
0.45%	800,000	800,000
Morgan Stanley Liquidity Funds - Prime, Institutional Class
0.37%	800,000	800,000

TOTAL MONEY MARKET FUNDS (Cost $4,000,000)		4,000,000

REPURCHASE AGREEMENT - 2.6%
Citigroup Global Markets, Inc., 0.35%, dated 7/29/2016, due 8/1/2016, repurchase price $1,361,498, collateralized by various U.S. Treasury Securities, ranging from 3.88% - 5.25%, maturing 11/15/2028 - 08/15/2040; total market value $1,388,688 (Cost $1,361,458)	1,361,458	1,361,458

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $5,761,319)		5,761,319

Total Investments — 110.2% (Cost $53,595,970)		57,729,230
Liabilities Less Other Assets — (10.2%)		(5,333,281)

Net assets — 100.0%		$52,395,949

(a)

The security or a portion of this security is on loan at 7/31/2016. The total value of securities on loan at 7/31/2016 was $5,625,229, which was collateralized in the form of cash with a value of $5,760,877; $2,511 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% - 2.38%, and maturity dates ranging from 04/15/2017 - 02/15/2046; a total value of $5,763,388.

(b)	The security was purchased with cash collateral held from securities on loan at 7/31/2016. The total value of securities purchased was $5,761,319.
(c)	Represents 7-day effective yield as of 7/31/2016.

Percentages shown are based on Net Assets.

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,746,519
Aggregate gross unrealized depreciation	(1,585,946)

Net unrealized appreciation	$4,160,573

Federal income tax cost of investments	$53,568,657

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

July 31, 2016 (Unaudited)

Futures Contracts

FlexShares® Quality Dividend Dynamic Index Fund had the following open long futures contracts as of July 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-mini S&P 500® Index Futures Contracts	3	09/16/2016	$325,230	$13,248

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Air Freight & Logistics - 0.7%
bpost SA	122,003	$3,195,869

Auto Components - 0.9%
Bridgestone Corp.	112,600	3,956,409

Automobiles - 1.9%
Fuji Heavy Industries Ltd.	101,500	3,976,411
Toyota Motor Corp.	81,200	4,669,882

		8,646,293

Banks - 12.3%
Aozora Bank Ltd.	1,015,000	3,753,574
Australia & New Zealand Banking Group Ltd.	4,060	79,737
Banco Santander Chile	3,163,349	162,383
Bank of China Ltd., Class H	5,075,000	2,086,257
BOC Hong Kong Holdings Ltd.	812,000	2,663,084
Canadian Imperial Bank of Commerce	52,171	3,968,284
Commonwealth Bank of Australia	223,097	13,115,843
Credit Agricole SA	116,522	1,031,982
HSBC Holdings plc	233,450	1,534,570
Intercorp Financial Services, Inc.	31,262	1,016,015
Intesa Sanpaolo SpA	823,977	1,815,182
Intesa Sanpaolo SpA (Retirement Savings Plan)	1,393,798	2,905,257
Mitsubishi UFJ Financial Group, Inc.	20,300	103,397
National Australia Bank Ltd.	170,723	3,443,778
Nordea Bank AB	430,157	3,843,658
Royal Bank of Canada	97,643	5,959,439
Skandinaviska Enskilda Banken AB, Class A	126,063	1,108,705
Skandinaviska Enskilda Banken AB, Class C(a)	99,064	924,655
Swedbank AB, Class A	64,960	1,368,717
Westpac Banking Corp.	259,840	6,140,007

		57,024,524

Beverages - 0.1%
Anheuser-Busch InBev SA/NV	3,857	497,299

Capital Markets - 3.2%
Aberdeen Asset Management plc	22,736	96,144
Banca Generali SpA	111,650	2,307,276
CI Financial Corp.	146,566	2,999,768
Coronation Fund Managers Ltd.(a)	546,476	2,907,995
Daiwa Securities Group, Inc.	203,000	1,159,349
IGM Financial, Inc.	115,304	3,212,296
Macquarie Group Ltd.	22,736	1,285,496
Partners Group Holding AG	1,421	652,091

		14,620,415

Chemicals - 1.2%
BASF SE	59,682	4,689,110
EMS-Chemie Holding AG (Registered)(a)	203	111,430

	Shares	Value
COMMON STOCKS - (continued)
Chemicals - (continued)
Kuraray Co. Ltd.	40,600	$518,171

		5,318,711

Commercial Services & Supplies - 1.7%
Edenred	179,649	4,075,104
Rentokil Initial plc	1,324,981	3,782,231

		7,857,335

Communications Equipment - 1.8%
Nokia OYJ	229,390	1,318,489
Telefonaktiebolaget LM Ericsson, Class A	423,864	3,134,251
Telefonaktiebolaget LM Ericsson, Class B	503,846	3,767,007

		8,219,747

Construction & Engineering - 0.6%
CIMIC Group Ltd.	119,364	2,652,729

Construction Materials - 0.2%
Indocement Tunggal Prakarsa Tbk. PT	385,700	502,792
Taiwan Cement Corp.	609,000	646,716

		1,149,508

Diversified Financial Services - 1.3%
Banca Mediolanum SpA	249,487	1,830,167
Rural Electrification Corp. Ltd.	1,363,957	4,320,843

		6,151,010

Diversified Telecommunication Services - 3.0%
Bezeq The Israeli Telecommunication Corp. Ltd.	1,669,269	3,302,274
Maroc Telecom	30,044	391,864
O2 Czech Republic A/S	247,863	2,415,902
TalkTalk Telecom Group plc(a)	256,592	780,151
Telecom Egypt Co.	976,227	1,003,716
Telenor ASA	212,947	3,562,221
Telia Co. AB	256,592	1,174,200
Vivendi SA	73,892	1,453,044

		14,083,372

Electric Utilities - 1.5%
CEZ A/S	51,765	977,003
Endesa SA	23,751	499,187
Energa SA	292,929	732,510
Fortum OYJ(a)	226,751	3,765,430
Korea Electric Power Corp.	2,436	133,310
SSE plc	30,044	604,723

		6,712,163

Electrical Equipment - 1.2%
Mitsubishi Electric Corp.	140,000	1,663,170
Vestas Wind Systems A/S	52,374	3,656,720

		5,319,890

Electronic Equipment, Instruments & Components - 2.2%
Innolux Corp.	11,368,000	4,202,061
Keyence Corp.	400	284,607
Omron Corp.	101,500	3,406,938
Synnex Technology International Corp.*	812,000	958,945
Zhen Ding Technology Holding Ltd.	609,000	1,249,554

		10,102,105

Food & Staples Retailing - 2.1%
Casino Guichard Perrachon SA	16,646	901,867

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Food & Staples Retailing - (continued)
Koninklijke Ahold Delhaize NV	244,209	$5,833,132
Wm Morrison Supermarkets plc(a)	1,234,849	3,046,208

		9,781,207

Food Products - 1.8%
Nestle SA (Registered)	58,667	4,716,670
Orkla ASA	377,783	3,511,903

		8,228,573

Gas Utilities - 2.4%
Cia de Gas de Sao Paulo - COMGAS (Preference), Class A	284,200	4,957,938
Empresa de Energia de Bogota SA ESP	1,441,300	854,047
Enagas SA	113,071	3,448,064
Gas Natural SDG SA	92,365	1,911,329

		11,171,378

Health Care Equipment & Supplies - 0.8%
Hoya Corp.	101,500	3,639,679

Hotels, Restaurants & Leisure - 0.9%
Sands China Ltd.(a)	893,200	3,407,074
SJM Holdings Ltd.(a)	1,218,000	759,685

		4,166,759

Household Durables - 1.2%
Berkeley Group Holdings plc	67,193	2,393,562
Casio Computer Co. Ltd.(a)	162,400	2,340,487
Panasonic Corp.	101,500	1,001,283

		5,735,332

Independent Power and Renewable Electricity Producers - 1.1%
Datang International Power Generation Co. Ltd., Class H	3,248,000	841,304
Huadian Power International Corp. Ltd., Class H	1,624,000	768,057
Unipro PJSC	81,293,177	3,683,772

		5,293,133

Industrial Conglomerates - 0.0%(b)
Siemens AG (Registered)	812	88,187

Insurance - 5.7%
Admiral Group plc	126,063	3,621,970
Allianz SE (Registered)	36,134	5,184,198
BB Seguridade Participacoes SA	446,600	4,183,594
Dai-ichi Life Insurance Co. Ltd. (The)	101,500	1,342,967
Direct Line Insurance Group plc	591,542	2,750,437
Gjensidige Forsikring ASA	159,761	2,699,069
Legal & General Group plc	428,330	1,169,803
Power Corp. of Canada	40,803	889,872
Power Financial Corp.	44,863	1,038,621
Sompo Japan Nipponkoa Holdings, Inc.	40,600	1,332,667
Tokio Marine Holdings, Inc.	11,500	453,335
Zurich Insurance Group AG*	7,714	1,858,959

		26,525,492

Internet Software & Services - 0.3%
Kakaku.com, Inc.(a)	20,300	424,283
Tencent Holdings Ltd.	40,600	975,767
Yahoo Japan Corp.	20,300	90,125

		1,490,175

Leisure Products - 1.2%
Bandai Namco Holdings, Inc.	101,500	2,710,694
Sankyo Co. Ltd.	81,200	2,975,128

		5,685,822

	Shares	Value
COMMON STOCKS - (continued)
Machinery - 4.0%
FANUC Corp.	22,400	$3,786,701
Hino Motors Ltd.	304,500	3,235,600
IMI plc	29,029	413,168
Kawasaki Heavy Industries Ltd.	297,000	889,682
Komatsu Ltd.	60,900	1,200,054
Metso OYJ(a)	112,665	3,125,753
Minebea Co. Ltd.(a)	284,200	2,293,344
Turk Traktor ve Ziraat Makineleri A/S	120,176	3,351,898

		18,296,200

Marine - 0.2%
Seaspan Corp.	60,900	913,500

Media - 1.9%
Eutelsat Communications SA(a)	159,558	3,172,410
Multiplus SA	324,800	4,332,810
ProSiebenSat.1 Media SE	23,345	1,067,456

		8,572,676

Metals & Mining - 3.0%
Anglo American plc	132,356	1,459,430
BHP Billiton plc	140,476	1,761,960
China Molybdenum Co. Ltd., Class H(a)	4,263,000	966,872
Eregli Demir ve Celik Fabrikalari TAS	2,259,593	3,430,782
Novolipetsk Steel PJSC	362,355	521,553
Rio Tinto plc	61,915	2,023,465
Severstal PJSC	311,605	3,733,400

		13,897,462

Multi-Utilities - 0.6%
Engie SA	96,425	1,587,756
RWE AG*	77,952	1,386,436

		2,974,192

Oil, Gas & Consumable Fuels - 7.2%
BP plc	1,234,849	6,998,244
Coal India Ltd.	786,016	3,848,821
Eni SpA	167,069	2,555,765
Husky Energy, Inc.	82,215	968,385
Origin Energy Ltd.	46,487	194,328
Repsol SA	97,018	1,223,229
Royal Dutch Shell plc, Class A	261,938	6,760,748
Royal Dutch Shell plc, Class B	164,633	4,376,036
Showa Shell Sekiyu KK	101,500	910,167
Surgutneftegas OJSC (Preference)	172,118	84,754
Surgutneftegas OJSC (Preference), ADR	498,612	2,473,116
TonenGeneral Sekiyu KK	127,000	1,151,222
TOTAL SA	13,813	660,488
Tupras Turkiye Petrol Rafinerileri A/S	43,442	927,636

		33,132,939

Paper & Forest Products - 0.8%
Fibria Celulose SA	101,500	622,050
UPM-Kymmene OYJ	154,280	3,179,610

		3,801,660

Personal Products - 1.8%
Kao Corp.	20,300	1,099,926
Unilever NV, CVA	154,483	7,157,921

		8,257,847

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Pharmaceuticals - 7.0%
Bayer AG (Registered)	3,045	$327,636
GlaxoSmithKline plc	639,653	14,335,632
Novartis AG (Registered)	39,179	3,255,289
Novo Nordisk A/S, Class B	11,977	682,630
Orion OYJ, Class A	93,989	3,809,991
Orion OYJ, Class B	88,711	3,633,735
Roche Holding AG	21,112	5,406,612
Sanofi	8,932	760,602

		32,212,127

Professional Services - 0.2%
Adecco SA (Registered)	18,879	1,039,229

Real Estate Investment Trusts (REITs) - 2.6%
Hui Xian REIT	6,902,000	3,546,933
Japan Retail Fund Investment Corp.	105	258,184
Link REIT	304,500	2,271,993
Redefine Properties Ltd.	681,532	589,452
RioCan REIT	19,894	442,106
Smart REIT	33,901	1,001,133
Unibail-Rodamco SE	14,819	4,079,037

		12,188,838

Real Estate Management & Development - 2.3%
China Evergrande Group(a)	4,872,000	3,070,133
China South City Holdings Ltd.	4,872,000	998,264
Daito Trust Construction Co. Ltd.	23,700	3,975,245
KWG Property Holding Ltd.	4,060,000	2,511,357

		10,554,999

Road & Rail - 0.8%
Aurizon Holdings Ltd.	976,633	3,859,907

Semiconductors & Semiconductor Equipment - 1.6%
Nanya Technology Corp.	812,000	958,945
Novatek Microelectronics Corp.	1,015,000	3,561,069
STMicroelectronics NV(a)	164,024	1,197,181
Taiwan Semiconductor Manufacturing Co. Ltd.	203,000	1,096,937
Tokyo Electron Ltd.	7,600	669,565

		7,483,697

Software - 0.1%
Oracle Corp. Japan	5,700	348,168

Specialty Retail - 0.5%
Hennes & Mauritz AB, Class B	40,803	1,236,034
USS Co. Ltd.	60,900	1,041,691

		2,277,725

Technology Hardware, Storage & Peripherals - 0.7%
Compal Electronics, Inc.	1,624,000	1,019,992
Pegatron Corp.	406,000	995,827
Samsung Electronics Co. Ltd.	812	1,115,626

		3,131,445

Textiles, Apparel & Luxury Goods - 2.6%
Belle International Holdings Ltd.	5,481,000	3,623,416
HUGO BOSS AG	52,171	3,094,949
Li & Fung Ltd.	4,872,000	2,436,016
Ruentex Industries Ltd.	1,827,000	2,918,804

		12,073,185

Tobacco - 4.1%
British American Tobacco plc	244,818	15,681,789
Japan Tobacco, Inc.	81,200	3,189,052

		18,870,841

	Shares	Value
COMMON STOCKS - (continued)
Transportation Infrastructure - 0.9%
Hopewell Highway Infrastructure Ltd.(a)	710,500	$363,492
Hutchison Port Holdings Trust, Class U(a)	5,684,000	2,699,900
Jiangsu Expressway Co. Ltd., Class H	812,000	1,146,853

		4,210,245

Wireless Telecommunication Services - 4.6%
Advanced Info Service PCL, NVDR	751,163	3,838,846
Freenet AG	118,552	3,309,629
Intouch Holdings PCL, NVDR	1,055,600	1,818,432
MegaFon PJSC	119,161	1,205,942
MTN Group Ltd.(a)	150,423	1,522,134
StarHub Ltd.(a)	1,035,300	3,021,649
Tele2 AB, Class B(a)	98,455	834,169
Total Access Communication PCL, NVDR	954,100	890,274
Turkcell Iletisim Hizmetleri A/S*	237,713	823,606
Vodacom Group Ltd.(a)	320,740	3,723,342
Vodafone Group plc	50,547	154,054

		21,142,077

TOTAL COMMON STOCKS (Cost $455,760,899)		456,552,075

	Principal Amount
SECURITIES LENDING REINVESTMENTS(c) - 1.3%
MASTER DEMAND NOTE - 0.0%(b)
Natixis Financial Products LLC
0.65%, 8/1/2016 (Cost $200,000)	$200,000	200,000

MONEY MARKET FUNDS(d) - 0.4%
BlackRock Cash Funds - Prime, Institutional Class
0.49%	350,000	350,000
BlackRock Liquidity Funds, TempFund, Institutional Class
0.39%	350,000	350,000
Dreyfus Cash Advantage Fund, Institutional Class
0.35%	350,000	350,000
Fidelity Prime Money Market Portfolio, Institutional Class
0.45%	350,000	350,000
Morgan Stanley Liquidity Funds - Prime, Institutional Class
0.37%	350,000	350,000

TOTAL MONEY MARKET FUNDS (Cost $1,750,000)		1,750,000

REPURCHASE AGREEMENT - 0.9%
Citigroup Global Markets, Inc., 0.35%, dated 7/29/2016, due 8/1/2016, repurchase price $4,243,693, collateralized by various U.S. Treasury Securities, ranging from 3.88% - 5.25%, maturing 11/15/2028 - 08/15/2040; total market value $4,328,441 (Cost $4,243,569)	4,243,569	4,243,569

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $6,193,569)		6,193,569

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

July 31, 2016 (Unaudited)

Value
Total Investments — 100.1% (Cost $461,954,468)	$462,745,644
Liabilities Less Other Assets — (0.1%)	(299,953)

Net assets — 100.0%	$462,445,691

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at 7/31/2016. The total value of securities on loan at 7/31/2016 was $20,851,093, which was collateralized in the form of cash with a value of $6,193,569; $2,286,419 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from 08/04/2016 - 11/15/2045 and $13,874,978 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% - 6.50%, and maturity dates ranging from 08/08/2016 - 07/22/2068; a total value of $22,354,966.

(b)	Represents less than 0.05% of net assets.
(c)	The security was purchased with cash collateral held from securities on loan at 7/31/2016. The total value of securities purchased was $6,193,569.
(d)	Represents 7-day effective yield as of 7/31/2016.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
CVA	Dutch Certification
NVDR	Non-Voting Depositary Receipt
OJSC	Open Joint Stock Company
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,996,410
Aggregate gross unrealized depreciation	(28,297,264)

Net unrealized depreciation	$(2,300,854)

Federal income tax cost of investments	$465,046,498

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

July 31, 2016 (Unaudited)

Futures Contracts

FlexShares® International Quality Dividend Index Fund had the following open long futures contracts as of July 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
EURO STOXX 50® Index Futures Contracts	52	09/16/2016	$1,734,585	$81,416
FTSE 100® Index Futures Contracts	15	09/16/2016	1,329,658	129,020
Mini MSCI Emerging Markets Index Futures Contracts	28	09/16/2016	1,234,100	102,278
S&P Toronto Stock Exchange 60® Index Futures Contracts	2	09/15/2016	259,377	8,144
SPI 200® Index Futures Contracts	6	09/15/2016	629,207	29,422
Tokyo Price Index Futures Contracts	7	09/08/2016	907,401	26,353

				$376,633

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Index Fund had the following outstanding contracts as of July 31, 2016:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
AUD	440,105	Citigroup	USD	330,000	09/21/2016	$3,944
AUD	122,292	Bank of Montreal	USD	90,000	09/21/2016	2,793
BRL	598,442	Citigroup	USD	170,000	09/21/2016	12,087
CAD	128,918	Societe Generale	USD	100,989	09/21/2016	(2,103)
EUR	1,173,363	Citigroup	USD	1,330,012	09/21/2016	(15,079)
GBP	891,676	Citigroup	USD	1,273,548	09/21/2016	(88,633)
JPY	51,126,739	Societe Generale	USD	482,442	09/21/2016	17,394
RUB	7,340,776	Citigroup	USD	112,410	09/21/2016	(2,979)
SEK	337,877	Bank of Montreal	USD	41,191	09/21/2016	(1,494)
TWD	2,266,680	Bank of America	USD	70,504	09/21/2016	568
USD	127,682	Societe Generale	AUD	172,584	09/21/2016	(3,272)
USD	28,497	BNP Paribas SA	BRL	102,881	09/21/2016	(2,806)
USD	17,885	Bank of Montreal	CHF	17,194	09/21/2016	44
USD	960,000	Toronto-Dominion Bank (The)	EUR	850,713	09/21/2016	6,645
USD	920,000	Toronto-Dominion Bank (The)	GBP	643,179	09/21/2016	65,303
USD	696,196	Bank of Montreal	HKD	5,398,224	09/21/2016	104
USD	10,058	Toronto-Dominion Bank (The)	INR	681,458	09/21/2016	(27)
USD	635,000	Toronto-Dominion Bank (The)	JPY	66,007,933	09/21/2016	(10,321)
USD	100,868	Societe Generale	KRW	116,541,625	09/21/2016	(3,147)
USD	50,000	Citigroup	RUB	3,326,475	09/21/2016	411
USD	60,978	Goldman Sachs & Co.	RUB	4,014,301	09/21/2016	1,136

						$(19,432)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

July 31, 2016 (Unaudited)

Abbreviations:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

RUB — Russian Ruble

SEK — Swedish Krona

TWD — Taiwan Dollar

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

July 31, 2016 (Unaudited)

FlexShares® International Quality Dividend Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2016:

Australia	6.7%
Belgium	0.8
Brazil	3.1
Canada	4.4
Chile	0.0 †
Colombia	0.2
Czech Republic	0.7
Denmark	0.9
Egypt	0.2
Finland	4.1
France	3.2
Germany	4.1
Hong Kong	7.0
India	1.8
Indonesia	0.1
Israel	0.7
Italy	2.5
Japan	13.8
Morocco	0.1
Netherlands	3.7
Norway	2.1
Peru	0.2
Poland	0.2
Russia	2.5
Singapore	1.2
South Africa	1.9
South Korea	0.3
Spain	1.5
Sweden	3.8
Switzerland	3.7
Taiwan	3.8
Thailand	1.4
Turkey	1.9
United Kingdom	16.0
United States	0.2
Other[1]	1.2

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Air Freight & Logistics - 0.9%
bpost SA	18,693	$489,663
Deutsche Post AG (Registered)	5,239	156,364

		646,027

Airlines - 0.6%
Japan Airlines Co. Ltd.	14,400	449,065

Auto Components - 0.1%
Nokian Renkaat OYJ	2,542	94,459

Automobiles - 1.9%
Fuji Heavy Industries Ltd.	15,500	607,235
Mitsubishi Motors Corp.	83,700	393,652
Toyota Motor Corp.	6,200	356,567

		1,357,454

Banks - 13.1%
Aozora Bank Ltd.	155,000	573,206
Australia & New Zealand Banking Group Ltd.	21,979	431,661
Bank Hapoalim BM	7,812	39,722
Banque Cantonale Vaudoise (Registered)	217	147,294
BMCE Bank	6,355	134,184
Canadian Imperial Bank of Commerce	7,967	605,994
China Everbright Bank Co. Ltd., Class H	124,000	53,851
Commercial International Bank Egypt SAE	42,935	229,907
Commonwealth Bank of Australia	32,612	1,917,255
HSBC Holdings plc	129,735	852,806
Industrial & Commercial Bank of China Ltd., Class H	155,000	87,687
Intercorp Financial Services, Inc.	4,991	162,207
Intesa Sanpaolo SpA	258,261	568,937
Intesa Sanpaolo SpA (Retirement Savings Plan)	208,940	435,518
Komercni banka A/S	2,015	79,210
Mitsubishi UFJ Financial Group, Inc.	3,100	15,790
National Bank of Canada	5,394	184,936
Nordea Bank AB	66,030	590,009
Royal Bank of Canada	14,849	906,278
Skandinaviska Enskilda Banken AB, Class C	13,082	122,106
Swedbank AB, Class A	9,920	209,016
Westpac Banking Corp.	40,114	947,892

		9,295,466

Beverages - 0.1%
Anheuser-Busch InBev SA/NV	589	75,942

Capital Markets - 3.0%
Administradora de Fondos de Pensiones Habitat SA	269,824	358,742
Banca Generali SpA	17,205	355,546
CI Financial Corp.	9,145	187,171

	Shares	Value
COMMON STOCKS - (continued)
Capital Markets - (continued)
Coronation Fund Managers Ltd.(a)	96,999	$516,166
IGM Financial, Inc.	4,402	122,637
Partners Group Holding AG	1,271	583,257

		2,123,519

Chemicals - 0.2%
BASF SE	372	29,227
Potash Corp. of Saskatchewan, Inc.	6,789	105,944
Yara International ASA	899	29,277

		164,448

Commercial Services & Supplies - 2.5%
Edenred(a)	27,865	632,081
KEPCO Plant Service & Engineering Co. Ltd.	1,488	91,128
Rentokil Initial plc	202,027	576,697
Societe BIC SA	3,348	494,944

		1,794,850

Communications Equipment - 1.3%
Telefonaktiebolaget LM Ericsson, Class A	43,710	323,213
Telefonaktiebolaget LM Ericsson, Class B	79,360	593,335

		916,548

Construction & Engineering - 0.2%
Vinci SA	1,550	117,673

Construction Materials - 0.0%(b)
LafargeHolcim Maroc SA	62	13,345

Diversified Financial Services - 0.9%
Rural Electrification Corp. Ltd.	208,010	658,949

Diversified Telecommunication Services - 3.7%
Bezeq The Israeli Telecommunication Corp. Ltd.	254,138	502,755
Maroc Telecom	11,129	145,155
O2 Czech Republic A/S	51,708	503,994
Proximus SADP	4,712	147,089
Spark New Zealand Ltd.	59,613	169,607
TalkTalk Telecom Group plc(a)	41,137	125,074
Telecom Egypt Co.	150,288	154,520
Telenor ASA	33,015	552,282
Telia Co. AB	8,060	36,884
Telstra Corp. Ltd.	20,150	88,368
Vivendi SA	11,346	223,113

		2,648,841

Electric Utilities - 3.2%
CEZ A/S	1,860	35,105
Cia Energetica de Minas Gerais (Preference)	263,500	741,817
Endesa SA	25,668	539,478
Energa SA	45,043	112,636
Fortum OYJ(a)	35,123	583,253
Korea Electric Power Corp.	4,154	227,327

		2,239,616

Electronic Equipment, Instruments & Components - 0.8%
Innolux Corp.	961,000	355,224
Murata Manufacturing Co. Ltd.	700	87,598
Synnex Technology International Corp.*	124,000	146,440

		589,262

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Food & Staples Retailing - 0.5%
METRO AG	13,268	$370,924

Food Products - 3.0%
Nestle SA (Registered)	17,267	1,388,220
NH Foods Ltd.(a)	10,000	244,231
Orkla ASA	57,567	535,148

		2,167,599

Gas Utilities - 1.5%
Cia de Gas de Sao Paulo - COMGAS (Preference), Class A	42,000	732,700
Enagas SA	4,433	135,183
Snam SpA	31,124	180,113

		1,047,996

Health Care Technology - 0.4%
M3, Inc.	8,100	261,609

Hotels, Restaurants & Leisure - 1.6%
Oriental Land Co. Ltd.	7,400	470,059
Sands China Ltd.(a)	137,600	524,870
SJM Holdings Ltd.(a)	217,000	135,346

		1,130,275

Household Durables - 0.6%
Berkeley Group Holdings plc	11,780	419,629

Independent Power and Renewable Electricity Producers - 0.9%
Datang International Power Generation Co. Ltd., Class H	372,000	96,356
Unipro PJSC	12,593,657	570,677

		667,033

Industrial Conglomerates - 0.4%
HAP Seng Consolidated Bhd.	74,400	141,653
Siemens AG (Registered)	1,240	134,670

		276,323

Insurance - 5.2%
Admiral Group plc(a)	19,251	553,109
Allianz SE (Registered)	93	13,343
Direct Line Insurance Group plc	77,531	360,489
Dongbu Insurance Co. Ltd.	2,480	140,588
Euler Hermes Group	1,488	123,116
Gjensidige Forsikring ASA	30,411	513,776
Jardine Lloyd Thompson Group plc	16,461	214,182
Medibank Pvt Ltd.	57,660	134,541
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1,674	279,295
Sampo OYJ, Class A	12,183	505,028
SCOR SE	3,875	113,249
Sompo Japan Nipponkoa Holdings, Inc.	900	29,542
Tryg A/S	20,212	377,107
Zurich Insurance Group AG*	1,519	366,056

		3,723,421

Internet Software & Services - 0.9%
Kakaku.com, Inc.(a)	26,300	549,686
Tencent Holdings Ltd.	3,100	74,505

		624,191

	Shares	Value
COMMON STOCKS - (continued)
IT Services - 0.5%
Otsuka Corp.	6,900	$356,159

Leisure Products - 0.7%
Sankyo Co. Ltd.	13,100	479,978

Machinery - 3.4%
FANUC Corp.	3,100	524,052
Hino Motors Ltd.	43,400	461,166
Kone OYJ, Class B(a)	7,316	370,523
MAN SE (Preference)	1,271	132,579
Metso OYJ(a)	558	15,481
Minebea Co. Ltd.(a)	42,300	341,339
SKF AB, Class A	3,751	60,045
Turk Traktor ve Ziraat Makineleri A/S	18,166	506,678

		2,411,863

Media - 2.5%
Eutelsat Communications SA	22,103	439,463
Multiplus SA	52,700	703,015
ProSiebenSat.1 Media SE	3,534	161,593
RELX NV	14,601	264,098
Shaw Communications, Inc., Class B	8,525	173,108

		1,741,277

Metals & Mining - 5.7%
Agnico Eagle Mines Ltd.(a)	3,788	220,706
Anglo American plc	20,987	231,414
Barrick Gold Corp.	15,482	338,478
Eregli Demir ve Celik Fabrikalari TAS	355,663	540,010
Franco-Nevada Corp.	2,642	203,957
Gold Fields Ltd.	33,883	209,535
Goldcorp, Inc.	10,457	187,080
Novolipetsk Steel PJSC	378,386	544,628
Polymetal International plc	43,834	647,748
Rio Tinto plc	12,307	402,209
Severstal PJSC	7,337	87,906
Severstal PJSC, GDR	39,256	464,399

		4,078,070

Multiline Retail - 0.0%(b)
Marks & Spencer Group plc	3,193	13,536
Next plc	217	14,478

		28,014

Multi-Utilities - 0.6%
Engie SA	14,539	239,403
RWE AG*	12,400	220,543

		459,946

Oil, Gas & Consumable Fuels - 5.8%
BP plc	36,084	204,498
Coal India Ltd.	119,877	586,992
Eni SpA	25,141	384,598
Husky Energy, Inc.	13,144	154,819
Repsol SA	8,645	108,998
Royal Dutch Shell plc, Class A	34,898	900,734
Royal Dutch Shell plc, Class B	26,474	703,694
Showa Shell Sekiyu KK	12,400	111,193
Surgutneftegas OJSC (Preference)	25,407	12,511
Surgutneftegas OJSC (Preference), ADR	73,937	366,728
Tatneft PJSC (Preference)	21,173	54,049
TonenGeneral Sekiyu KK	15,000	135,971

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
TOTAL SA	2,077	$99,315
Tupras Turkiye Petrol Rafinerileri A/S	6,572	140,335
Vermilion Energy, Inc.	3,999	133,397

		4,097,832

Paper & Forest Products - 0.1%
Fibria Celulose SA	15,500	94,993

Personal Products - 1.6%
Unilever NV, CVA	24,118	1,117,500

Pharmaceuticals - 8.0%
Astellas Pharma, Inc.	32,800	550,961
Bayer AG (Registered)	434	46,698
Eisai Co. Ltd.	1,300	76,667
GlaxoSmithKline plc	97,278	2,180,153
Novartis AG (Registered)	6,045	502,264
Novo Nordisk A/S, Class B	1,798	102,477
Orion OYJ, Class A	7,254	294,052
Orion OYJ, Class B	13,702	561,254
Roche Holding AG	2,976	762,129
Sanofi	1,271	108,232
Shionogi & Co. Ltd.	9,300	485,486

		5,670,373

Real Estate Investment Trusts (REITs) - 2.3%
Fortress Income Fund Ltd., Class A	136,989	165,912
Gecina SA	868	131,328
GPT Group (The)	48,298	205,937
H&R REIT	8,432	150,335
Hui Xian REIT	1,034,164	531,456
Link REIT	16,500	123,113
RioCan REIT	6,944	154,317
Smart REIT	4,991	147,390

		1,609,788

Real Estate Management & Development - 1.7%
Azrieli Group Ltd.	3,410	149,680
China Evergrande Group(a)	775,000	488,373
Daito Trust Construction Co. Ltd.	3,600	603,835

		1,241,888

Road & Rail - 0.9%
Aurizon Holdings Ltd.	130,107	514,217
BTS Group Holdings PCL, NVDR	536,300	144,738

		658,955

Semiconductors & Semiconductor Equipment - 1.0%
Novatek Microelectronics Corp.	156,000	547,317
Taiwan Semiconductor Manufacturing Co. Ltd.	31,000	167,512

		714,829

Specialty Retail - 1.4%
ABC-Mart, Inc.(a)	3,100	199,639
Fast Retailing Co. Ltd.	400	130,478
Hennes & Mauritz AB, Class B	19,003	575,653
Nitori Holdings Co. Ltd.	500	62,155

		967,925

Technology Hardware, Storage & Peripherals - 0.9%
Asustek Computer, Inc.	16,000	139,085
Compal Electronics, Inc.	279,000	175,232
Pegatron Corp.	69,000	169,242
Samsung Electronics Co. Ltd.	124	170,366

		653,925

	Shares	Value
COMMON STOCKS - (continued)
Textiles, Apparel & Luxury Goods - 2.1%
Belle International Holdings Ltd.	837,000	$553,330
Feng TAY Enterprise Co. Ltd.	3,360	15,156
HUGO BOSS AG	7,998	474,467
Li & Fung Ltd.	930,000	465,003

		1,507,956

Thrifts & Mortgage Finance - 0.8%
Indiabulls Housing Finance Ltd.	48,050	548,359

Tobacco - 4.3%
British American Tobacco plc	28,427	1,820,888
Imperial Brands plc	6,355	336,109
Japan Tobacco, Inc.	22,000	864,029

		3,021,026

Transportation Infrastructure - 2.2%
Auckland International Airport Ltd.	115,630	615,436
Hutchison Port Holdings Trust, Class U(a)	1,181,100	561,022
Jiangsu Expressway Co. Ltd., Class H	34,000	48,021
SIA Engineering Co. Ltd.	111,600	307,438

		1,531,917

Wireless Telecommunication Services - 3.9%
Advanced Info Service PCL, NVDR	114,717	586,265
DiGi.Com Bhd.	117,800	143,542
Freenet AG	15,872	443,100
Intouch Holdings PCL, NVDR	334,800	576,744
MegaFon PJSC	15,436	156,217
MegaFon PJSC (Registered), GDR	560	5,533
MTN Group Ltd.(a)	22,909	231,817
StarHub Ltd.	117,800	343,814
Tele2 AB, Class B(a)	13,392	113,465
Total Access Communication PCL, NVDR	151,900	141,738
Vodafone Group plc	6,107	18,613

		2,760,848

TOTAL COMMON STOCKS (Cost $68,486,755)		69,627,885

	Principal Amount
SECURITIES LENDING REINVESTMENTS(c) - 1.7%
MONEY MARKET FUNDS(d) - 0.9%
BlackRock Cash Funds - Prime, Institutional Class
0.49%	$115,000	115,000
BlackRock Liquidity Funds, TempFund, Institutional Class
0.39%	115,000	115,000
Dreyfus Cash Advantage Fund, Institutional Class
0.35%	115,000	115,000
Fidelity Prime Money Market Portfolio, Institutional Class
0.45%	115,000	115,000
Morgan Stanley Liquidity Funds - Prime, Institutional Class
0.37%	115,000	115,000

TOTAL MONEY MARKET FUNDS (Cost $575,000)		575,000

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

July 31, 2016 (Unaudited)

	Principal Amount	Value
SECURITIES LENDING REINVESTMENTS - (continued)
REPURCHASE AGREEMENT - 0.8%
Citigroup Global Markets, Inc., 0.35%, dated 7/29/2016, due 8/1/2016, repurchase price $605,011, collateralized by various U.S. Treasury Securities, ranging from 3.88% - 5.25%, maturing 11/15/2028 - 08/15/2040; total market value $617,093 (Cost $604,993)	$604,993	$604,993

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $1,179,993)		1,179,993

Total Investments — 99.6% (Cost $69,666,748)		70,807,878
Other Assets Less Liabilities — 0.4%		286,337

Net assets — 100.0%		$71,094,215

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at 7/31/2016. The total value of securities on loan at 7/31/2016 was $3,104,611, which was collateralized in the form of cash with a value of $1,179,993; $26,697 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 7.63%, and maturity dates ranging from 08/15/2016 - 11/15/2045 and $2,126,745 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% - 6.50%, and maturity dates ranging from 08/08/2016 - 07/22/2068; a total value of $3,333,435.

(b)	Represents less than 0.05% of net assets.
(c)	The security was purchased with cash collateral held from securities on loan at 7/31/2016. The total value of securities purchased was $1,179,993.
(d)	Represents 7-day effective yield as of 7/31/2016.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
CVA	Dutch Certification
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OJSC	Open Joint Stock Company
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,448,510
Aggregate gross unrealized depreciation	(4,623,710)

Net unrealized appreciation	$824,800

Federal income tax cost of investments	$69,983,078

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

July 31, 2016 (Unaudited)

Futures Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following open long futures contracts as of July 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Mini MSCI EAFE Index Futures Contracts	14	09/16/2016	$1,176,140	$44,120
Mini MSCI Emerging Markets Index Futures Contracts	6	09/16/2016	264,450	16,223

				$60,343

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following outstanding contracts as of July 31, 2016:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
CAD	78,068	Societe Generale	USD	61,155	09/21/2016	$(1,273)
CHF	95,666	Toronto-Dominion Bank (The)	USD	100,000	09/21/2016	(728)
EUR	90,608	Goldman Sachs & Co.	USD	100,000	09/21/2016	1,540
EUR	50,867	Citigroup	USD	57,658	09/21/2016	(654)
GBP	123,865	Bank of America	USD	170,000	09/21/2016	(5,400)
HKD	460,197	Bank of Montreal	USD	59,346	09/21/2016	(5)
JPY	10,594,420	BNP Paribas SA	USD	100,000	09/21/2016	3,576
NOK	503,815	Bank of Montreal	USD	60,000	09/21/2016	(180)
USD	134,090	Bank of Montreal	CHF	128,905	09/21/2016	327
USD	90,000	Toronto-Dominion Bank (The)	HKD	697,541	09/21/2016	53
USD	53,921	Bank of Montreal	NOK	444,338	09/21/2016	1,163

						$(1,581)

Abbreviations:

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

July 31, 2016 (Unaudited)

FlexShares® International Quality Dividend Defensive Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2016:

Australia	6.0%
Belgium	1.0
Brazil	3.2
Canada	5.6
Chile	0.5
Czech Republic	0.9
Denmark	0.7
Egypt	0.5
Finland	3.4
France	3.8
Germany	3.5
Hong Kong	4.5
India	2.5
Israel	1.0
Italy	2.7
Japan	13.2
Malaysia	0.4
Morocco	0.4
Netherlands	1.9
New Zealand	1.1
Norway	2.3
Peru	0.2
Poland	0.1
Russia	3.2
Singapore	1.7
South Africa	1.6
South Korea	0.9
Spain	1.1
Sweden	3.7
Switzerland	5.3
Taiwan	2.4
Thailand	2.0
Turkey	1.7
United Kingdom	14.9
Other[1]	2.1

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Auto Components - 3.3%
Cie Generale des Etablissements Michelin	536	$54,808
Continental AG	712	149,286
Faurecia	616	24,309
Nokian Renkaat OYJ	4,328	160,826
Plastic Omnium SA	625	19,832
Sumitomo Rubber Industries Ltd.	4,000	57,140
Valeo SA	2,976	152,751

		618,952

Automobiles - 1.6%
Fuji Heavy Industries Ltd.	4,000	156,706
Tofas Turk Otomobil Fabrikasi A/S	2,928	23,110
Toyota Motor Corp.	1,600	92,017
Yamaha Motor Co. Ltd.	1,600	27,446

		299,279

Banks - 10.4%
Agricultural Bank of China Ltd., Class H	56,000	20,567
Australia & New Zealand Banking Group Ltd.	7,040	138,263
Banco Santander SA	35,768	151,751
Bank of China Ltd., Class H	208,000	85,506
Canadian Imperial Bank of Commerce	192	14,604
Commonwealth Bank of Australia	8,800	517,351
Credit Agricole SA	5,112	45,275
HSBC Holdings plc	10,976	72,150
ING Groep NV	5,968	66,737
National Bank of Canada	544	18,651
Natixis SA	36,176	149,072
Nordea Bank AB	22,720	203,014
Royal Bank of Canada	192	11,718
Skandinaviska Enskilda Banken AB, Class A	4,968	43,693
Societe Generale SA	2,016	68,883
Sumitomo Mitsui Trust Holdings, Inc.	11,000	37,245
Swedbank AB, Class A	2,544	53,603
Toronto-Dominion Bank (The)	112	4,886
Westpac Banking Corp.	10,144	239,702

		1,942,671

Beverages - 0.3%
Anheuser-Busch InBev SA/NV	120	15,472
Coca-Cola Amatil Ltd.	5,592	39,187

		54,659

Building Products - 0.3%
Cie de Saint-Gobain	1,384	58,656

Capital Markets - 3.6%
Aberdeen Asset Management plc	10,424	44,080
Brait SE*	9,320	83,875
CI Financial Corp.	1,208	24,724
Coronation Fund Managers Ltd.	7,080	37,675
Daiwa Securities Group, Inc.	8,000	45,689
Henderson Group plc	9,888	30,326
IGM Financial, Inc.	6,112	170,276

	Shares	Value
COMMON STOCKS - (continued)
Capital Markets - (continued)
Macquarie Group Ltd.	1,088	$61,516
Nomura Holdings, Inc.	20,000	91,565
Schroders plc (Non-Voting)(a)	776	20,781
UBS Group AG (Registered)	4,328	59,785

		670,292

Chemicals - 1.4%
BASF SE	2,384	187,306
Kuraray Co. Ltd.	2,400	30,631
Sumitomo Chemical Co. Ltd.	8,000	35,908

		253,845

Commercial Services & Supplies - 1.1%
Rentokil Initial plc	72,768	207,720

Communications Equipment - 0.9%
Nokia OYJ	19,856	114,128
Telefonaktiebolaget LM Ericsson, Class B	7,376	55,147

		169,275

Construction & Engineering - 1.6%
ACS Actividades de Construccion y Servicios SA	968	27,765
CIMIC Group Ltd.	6,432	142,944
HOCHTIEF AG	208	27,272
Vinci SA	1,224	92,924

		290,905

Distributors - 0.7%
Imperial Holdings Ltd.(a)	2,104	25,154
Inchcape plc	11,080	99,152

		124,306

Diversified Financial Services - 1.4%
Groupe Bruxelles Lambert SA	280	23,624
Rural Electrification Corp. Ltd.	74,992	237,565

		261,189

Diversified Telecommunication Services - 1.1%
Elisa OYJ	1,576	57,171
Proximus SADP	1,128	35,211
TalkTalk Telecom Group plc(a)	8,920	27,121
Telecom Egypt Co.	39,856	40,978
Telia Co. AB	9,440	43,199

		203,680

Electric Utilities - 1.1%
CEZ A/S	1,904	35,936
EDP - Energias de Portugal SA	7,104	24,372
Energa SA	10,552	26,387
Fortum OYJ	7,072	117,438

		204,133

Electrical Equipment - 2.0%
Mitsubishi Electric Corp.	16,000	190,077
Vestas Wind Systems A/S	2,624	183,206

		373,283

Electronic Equipment, Instruments & Components - 1.4%
Hexagon AB, Class B	672	26,578
Omron Corp.	4,200	140,977
Synnex Technology International Corp.*	16,000	18,895
WPG Holdings Ltd.	16,000	20,349
Zhen Ding Technology Holding Ltd.	24,000	49,244

		256,043

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Food & Staples Retailing - 3.0%
Casino Guichard Perrachon SA	696	$37,709
Kesko OYJ, Class B(a)	720	32,093
Koninklijke Ahold Delhaize NV	496	11,847
METRO AG(a)	5,536	178,166
Seven & i Holdings Co. Ltd.	1,900	79,775
Wesfarmers Ltd.	2,064	67,346
Wm Morrison Supermarkets plc(a)	60,552	149,374

		556,310

Food Products - 1.0%
Nestle SA (Registered)	2,192	176,231

Gas Utilities - 1.7%
Cia de Gas de Sao Paulo - COMGAS (Preference), Class A	15,200	265,168
Gas Natural SDG SA	2,128	44,035

		309,203

Health Care Equipment & Supplies - 1.3%
Hoya Corp.	4,800	172,123
Sartorius Stedim Biotech	520	36,913
Sysmex Corp.	400	28,023

		237,059

Health Care Providers & Services - 0.3%
Medipal Holdings Corp.	3,200	52,831

Hotels, Restaurants & Leisure - 2.2%
InterContinental Hotels Group plc	600	24,074
OPAP SA	19,584	156,584
Sands China Ltd.(a)	51,200	195,300
SJM Holdings Ltd.(a)	48,000	29,938

		405,896

Household Durables - 1.1%
Berkeley Group Holdings plc	1,024	36,477
Sekisui Chemical Co. Ltd.	12,000	176,689

		213,166

Independent Power and Renewable Electricity Producers - 1.6%
China Power International Development Ltd.	88,000	35,835
Datang International Power Generation Co. Ltd., Class H	144,000	37,299
Huadian Power International Corp. Ltd., Class H	80,000	37,835
Unipro PJSC	4,258,808	192,987

		303,956

Industrial Conglomerates - 1.1%
Keppel Corp. Ltd.(a)	5,600	21,889
Siemens AG (Registered)	1,760	191,144

		213,033

Insurance - 6.4%
Ageas	1,288	43,346
Allianz SE (Registered)	2,448	351,218
AXA SA	4,912	100,135
BB Seguridade Participacoes SA	20,000	187,353
CNP Assurances	1,512	23,105
Dai-ichi Life Insurance Co. Ltd. (The)	3,200	42,340
Manulife Financial Corp.	4,872	66,502
Mapfre SA	10,248	25,120
MMI Holdings Ltd.(a)	15,824	26,436
Old Mutual plc	13,944	38,989
Power Corp. of Canada	5,304	115,675
Power Financial Corp.	1,424	32,967

	Shares	Value
COMMON STOCKS - (continued)
Insurance - (continued)
St. James’s Place plc	2,048	$25,179
T&D Holdings, Inc.	1,600	16,650
Zurich Insurance Group AG*	408	98,322

		1,193,337

Internet Software & Services - 0.1%
Tencent Holdings Ltd.	800	19,227

Machinery - 4.0%
Hino Motors Ltd.	11,200	119,011
Hitachi Construction Machinery Co. Ltd.	5,600	92,072
JTEKT Corp.	3,200	45,431
Komatsu Ltd.	8,000	157,642
Metso OYJ(a)	4,200	116,524
NGK Insulators Ltd.	8,000	194,292
NSK Ltd.	1,600	13,723

		738,695

Marine - 0.2%
Seaspan Corp.	2,400	36,000

Media - 1.8%
Multiplus SA	17,600	234,783
Pearson plc	1,960	22,952
WPP plc	3,336	75,208

		332,943

Metals & Mining - 4.9%
Anglo American plc	5,368	59,190
BHP Billiton Ltd.	8,600	127,591
BHP Billiton plc	6,368	79,872
Boliden AB	2,512	55,401
China Molybdenum Co. Ltd., Class H(a)	192,000	43,547
Cia Siderurgica Nacional SA*	15,200	52,385
Eregli Demir ve Celik Fabrikalari TAS	119,016	180,704
MMC Norilsk Nickel PJSC	70	9,986
MMC Norilsk Nickel PJSC, ADR	7,436	108,714
Rio Tinto Ltd.	1,304	49,119
Rio Tinto plc	3,280	107,195
voestalpine AG	1,064	37,503

		911,207

Multi-Utilities - 0.9%
Engie SA	3,752	61,781
RWE AG*	5,896	104,865

		166,646

Oil, Gas & Consumable Fuels - 7.8%
BP plc	33,080	187,474
Canadian Natural Resources Ltd.	1,960	59,429
Coal India Ltd.	42,680	208,988
Crescent Point Energy Corp.	1,776	25,999
Eni SpA	6,440	98,517
Husky Energy, Inc.	3,488	41,084
Inter Pipeline Ltd.	1,520	31,798
Origin Energy Ltd.	10,896	45,548
Repsol SA	3,597	45,352
Royal Dutch Shell plc, Class A	4,081	105,333
Royal Dutch Shell plc, Class B	4,272	113,552
Suncor Energy, Inc.	5,864	158,016
Surgutneftegas OJSC (Preference)	105,703	52,050
Surgutneftegas OJSC (Preference), ADR	16,374	81,215

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

July 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
TOTAL SA	3,401	$162,623
Tupras Turkiye Petrol Rafinerileri A/S	1,840	39,290

		1,456,268

Paper & Forest Products - 1.2%
Mondi plc	1,336	27,139
UPM-Kymmene OYJ	9,584	197,520

		224,659

Personal Products - 0.8%
Kose Corp.(a)	1,600	149,563

Pharmaceuticals - 5.4%
AstraZeneca plc	624	41,822
Bayer AG (Registered)	160	17,216
GlaxoSmithKline plc	25,104	562,620
Novartis AG (Registered)	1,520	126,293
Novo Nordisk A/S, Class B	376	21,430
Orion OYJ, Class B	368	15,074
Roche Holding AG - BR	248	64,050
Roche Holding AG - Genusschein	400	102,437
Sanofi	544	46,324

		997,266

Professional Services - 0.3%
Adecco SA (Registered)	680	37,432
Randstad Holding NV	560	24,097

		61,529

Real Estate Investment Trusts (REITs) - 1.4%
Hui Xian REIT	368,260	189,249
Unibail-Rodamco SE	272	74,870

		264,119

Real Estate Management & Development - 2.8%
China Evergrande Group(a)	264,000	166,362
China South City Holdings Ltd.	192,000	39,341
KWG Property Holding Ltd.	292,000	180,620
Land & Houses PCL, NVDR	85,600	25,068
NTT Urban Development Corp.	7,200	77,490
Shimao Property Holdings Ltd.	24,000	31,299

		520,180

Semiconductors & Semiconductor Equipment - 2.4%
Nanya Technology Corp.	32,000	37,791
Novatek Microelectronics Corp.	57,000	199,981
STMicroelectronics NV	22,624	165,129
Taiwan Semiconductor Manufacturing Co. Ltd.	8,000	43,229
Tokyo Electron Ltd.	100	8,810

		454,940

Specialty Retail - 0.1%
Hotai Motor Co. Ltd.	2,000	20,048

Technology Hardware, Storage & Peripherals - 1.2%
Brother Industries Ltd.	2,400	27,704
Catcher Technology Co. Ltd.	2,000	13,908
Compal Electronics, Inc.	64,000	40,197
Inventec Corp.	40,000	31,012
Pegatron Corp.	24,000	58,867
Samsung Electronics Co. Ltd.	32	43,965
Seiko Epson Corp.(a)	800	14,316

		229,969

Textiles, Apparel & Luxury Goods - 1.8%
Belle International Holdings Ltd.	288,000	190,393

	Shares	Value
COMMON STOCKS - (continued)
Textiles, Apparel & Luxury Goods - (continued)
Ruentex Industries Ltd.	88,000	$140,588

		330,981

Tobacco - 4.3%
British American Tobacco plc	9,936	636,449
Japan Tobacco, Inc.	4,100	161,024

		797,473

Transportation Infrastructure - 1.2%
Abertis Infraestructuras SA(a)	1,622	25,520
Hutchison Port Holdings Trust, Class U(a)	417,600	198,360

		223,880

Wireless Telecommunication Services - 3.4%
Freenet AG	1,392	38,861
Intouch Holdings PCL, NVDR	10,400	17,916
Mobile TeleSystems PJSC	2,800	10,658
Mobile TeleSystems PJSC, ADR	11,152	99,141
MTN Group Ltd.(a)	5,448	55,128
SoftBank Group Corp.	800	44,518
Tele2 AB, Class B(a)	4,264	36,127
Total Access Communication PCL, NVDR	38,400	35,831
Turkcell Iletisim Hizmetleri A/S*	3,864	13,388
Vodacom Group Ltd.(a)	8,888	103,177
Vodafone Group plc	56,016	170,722

		625,467

TOTAL COMMON STOCKS (Cost $19,051,365)		18,210,970

	Principal Amount
SECURITIES LENDING REINVESTMENTS(b) - 1.3%
MONEY MARKET FUNDS(c) - 0.6%
BlackRock Cash Funds - Prime, Institutional Class
0.49%	$25,000	25,000
BlackRock Liquidity Funds, TempFund, Institutional Class
0.39%	25,000	25,000
Dreyfus Cash Advantage Fund, Institutional Class
0.35%	25,000	25,000
Fidelity Prime Money Market Portfolio, Institutional Class
0.45%	25,000	25,000
Morgan Stanley Liquidity Funds - Prime, Institutional Class
0.37%	25,000	25,000

TOTAL MONEY MARKET FUNDS (Cost $125,000)		125,000

REPURCHASE AGREEMENT - 0.7%
Citigroup Global Markets, Inc., 0.35%, dated 7/29/2016, due 8/1/2016, repurchase price $118,123, collateralized by various U.S. Treasury Securities, ranging from 3.88% - 5.25%, maturing 11/15/2028 - 08/15/2040; total market value $120,482 (Cost $118,120)	118,120	118,120

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $243,120)		243,120

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

July 31, 2016 (Unaudited)

Value
Total Investments — 99.2% (Cost $19,294,485)	$18,454,090
Other Assets Less Liabilities — 0.8%	150,500

Net assets — 100.0%	$18,604,590

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at 7/31/2016. The total value of securities on loan at 7/31/2016 was $1,157,625, which was collateralized in the form of cash with a value of $243,120; $58,632 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 7.63%, and maturity dates ranging from 09/08/2016 - 11/15/2045 and $942,256 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% - 6.50%, and maturity dates ranging from 08/08/2016 - 07/22/2068; a total value of $1,244,008.

(b)	The security was purchased with cash collateral held from securities on loan at 7/31/2016. The total value of securities purchased was $243,120.
(c)	Represents 7-day effective yield as of 7/31/2016.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
NVDR	Non-Voting Depository Receipt
OJSC	Open Joint Stock Company
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,105,271
Aggregate gross unrealized depreciation	(2,136,082)

Net unrealized depreciation	$(1,030,811)

Federal income tax cost of investments	$19,484,901

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

July 31, 2016 (Unaudited)

Futures Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following open long futures contracts as of July 31, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Mini MSCI EAFE Index Futures Contracts	4	09/16/2016	$336,040	$9,516
Mini MSCI Emerging Markets Index Futures Contract	1	09/16/2016	44,075	3,478

				$12,994

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

July 31, 2016 (Unaudited)

FlexShares® International Quality Dividend Dynamic Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2016:

Australia	7.7%
Austria	0.2
Belgium	0.6
Brazil	4.0
Canada	4.2
Czech Republic	0.2
Denmark	1.1
Egypt	0.2
Finland	4.4
France	7.0
Germany	6.7
Greece	0.8
Hong Kong	7.0
India	2.4
Italy	0.5
Japan	13.9
Netherlands	1.0
Poland	0.1
Portugal	0.1
Russia	3.0
Singapore	1.2
South Africa	1.8
South Korea	0.2
Spain	1.7
Sweden	2.8
Switzerland	3.6
Taiwan	3.6
Thailand	0.4
Turkey	1.4
United Kingdom	15.9
United States	0.2
Other[1]	2.1

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

July 31, 2016 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 99.9%
U.S. Treasury Inflation Index Notes
2.63%, 7/15/2017	$46,365	$47,811
1.63%, 1/15/2018	39,903,911	41,114,068
0.13%, 4/15/2018	153,637,963	154,924,281
1.38%, 7/15/2018	207,338,821	215,776,267
2.13%, 1/15/2019	205,326,609	218,720,803
0.13%, 4/15/2019	367,669,004	373,184,406
1.88%, 7/15/2019	212,601,189	228,397,033
1.38%, 1/15/2020	216,280,021	229,696,130
0.13%, 4/15/2020	165,011,633	167,950,754
1.25%, 7/15/2020	75,576,515	80,766,626
0.63%, 7/15/2021	107,496,015	112,618,791

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,812,341,916)		1,823,196,970

Total Investments — 99.9% (Cost $1,812,341,916)		1,823,196,970
Other Assets Less Liabilities — 0.1%		1,389,921

Net assets — 100.0%		$1,824,586,891

Percentages shown are based on Net Assets.

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,744,294
Aggregate gross unrealized depreciation	(578,863)

Net unrealized appreciation	$10,165,431

Federal income tax cost of investments	$1,813,031,539

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

July 31, 2016 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 100.0%
U.S. Treasury Inflation Index Bond 2.38%, 1/15/2025	$25,539,305	$30,501,520
U.S. Treasury Inflation Index Notes
1.88%, 7/15/2019	25,878	27,801
1.38%, 1/15/2020	15,091,009	16,027,122
0.13%, 4/15/2020	36,467,271	37,116,812
1.25%, 7/15/2020	25,459,486	27,207,880
1.13%, 1/15/2021	85,427,559	90,866,886
0.13%, 4/15/2021	34,390,099	35,045,592
0.63%, 7/15/2021	81,006,268	84,866,662
0.13%, 1/15/2022	92,914,584	94,373,399
0.13%, 7/15/2022	90,835,101	92,588,201
0.13%, 1/15/2023	30,318,962	30,681,319
0.38%, 7/15/2023	30,123,838	31,109,942
0.63%, 1/15/2024	30,070,498	31,489,524

TOTAL U.S. TREASURY OBLIGATIONS (Cost $591,361,352)		601,902,660

Total Investments — 100.0% (Cost $591,361,352)		601,902,660
Other Assets Less Liabilities — 0.0%(a)		145,823

Net assets — 100.0%		$602,048,483

(a)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,776,582
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$9,776,582

Federal income tax cost of investments	$592,126,078

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

July 31, 2016 (Unaudited)

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 99.3%
FHLMC
4.50%, 1/1/2018	$107,703	$110,591
4.50%, 8/1/2018	108,343	111,297
4.00%, 6/1/2019	25,485	26,385
4.50%, 7/1/2019	48,380	49,715
4.50%, 2/1/2020	283,643	296,235
5.00%, 7/1/2020	58,268	60,279
4.50%, 9/1/2020	70,609	74,302
5.00%, 5/1/2023	553,055	592,132
4.00%, 9/1/2024	310,637	329,963
4.00%, 4/1/2025	589,616	610,424
3.50%, 8/1/2027	348,931	370,035
2.50%, 10/1/2027	174,893	181,688
2.50%, 2/1/2028	250,233	260,518
2.50%, 4/1/2028	44,528	46,244
2.50%, 11/1/2028	32,771	34,034
3.00%, 6/1/2029	137,852	145,573
3.00%, 4/1/2033	91,235	96,093
6.00%, 4/1/2034	113,495	130,839
6.50%, 7/1/2034	158,349	183,462
3.00%, 5/1/2035	436,243	458,773
6.00%, 5/1/2035	149,796	176,132
6.50%, 12/1/2037	98,557	113,128
5.50%, 7/1/2038	10,964	12,356
5.50%, 12/1/2038	33,610	37,753
5.00%, 2/1/2039	35,907	39,554
6.50%, 4/1/2039	77,017	89,178
5.00%, 5/1/2039	206,599	230,635
5.00%, 8/1/2039	15,967	17,740
5.00%, 9/1/2039	21,758	23,969
4.50%, 10/1/2039	41,133	45,017
5.50%, 1/1/2040	294,209	330,994
4.00%, 2/1/2040	22,785	24,397
5.50%, 6/1/2040	104,376	116,523
3.50%, 12/1/2040	236,875	250,954
4.00%, 1/1/2041	157,485	170,063
4.50%, 3/1/2041	276,596	302,601
5.50%, 4/1/2041	48,107	53,821
4.50%, 8/1/2041	230,459	254,237
5.00%, 2/1/2042	257,870	284,058
4.00%, 4/1/2042	181,816	195,675
3.00%, 3/1/2043	48,386	50,432
3.00%, 6/1/2043	252,172	263,452
4.50%, 3/1/2044	183,529	201,262
4.00%, 6/1/2044	29,844	31,944
4.50%, 7/1/2044	266,214	292,099
4.50%, 9/1/2044	217,629	237,336
4.50%, 12/1/2044	160,167	174,677
3.00%, 7/1/2045	141,089	146,865
4.00%, 10/1/2045	311,735	333,875
4.00%, 2/1/2046	249,364	267,091
3.00%, 4/1/2046	346,205	360,379
4.50%, 5/1/2046	435,034	475,954
TBA4.00%, 8/15/2046	140,000	149,882

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - (continued)
FNMA
5.00%, 1/1/2018	$174,695	$179,420
4.50%, 10/1/2018	166,372	170,608
4.50%, 11/1/2018	54,048	55,396
4.00%, 12/1/2018	110,179	114,163
5.00%, 7/1/2019	198,565	206,159
4.00%, 7/1/2019	23,772	24,631
4.50%, 10/1/2019	168,254	172,482
4.00%, 3/1/2020	197,475	204,674
4.50%, 4/1/2020	43,128	44,780
5.00%, 9/1/2020	73,686	75,679
4.50%, 11/1/2020	265,661	274,207
5.00%, 11/1/2021	99,858	103,169
5.50%, 4/1/2022	173,636	184,521
5.00%, 12/1/2023	47,462	52,495
4.00%, 5/1/2024	238,837	252,632
5.00%, 7/1/2024	212,957	235,539
5.00%, 2/1/2025	129,204	142,904
2.50%, 6/1/2027	38,753	40,218
2.50%, 8/1/2027	66,760	69,317
2.50%, 12/1/2027	236,266	245,393
3.00%, 3/1/2028	68,852	72,613
3.00%, 6/1/2028	82,985	87,753
2.50%, 6/1/2028	56,589	58,894
3.00%, 7/1/2028	63,598	67,172
2.50%, 8/1/2028	117,884	122,826
2.50%, 9/1/2028	204,331	212,396
3.00%, 11/1/2028	63,007	66,543
3.00%, 9/1/2030	139,459	147,040
3.00%, 11/1/2030	204,221	214,484
3.00%, 3/1/2033	299,399	315,406
6.00%, 8/1/2034	329,327	379,178
6.50%, 9/1/2034	350,369	433,711
6.00%, 10/1/2034	252,899	290,977
6.00%, 11/1/2035	73,527	85,204
5.50%, 2/1/2037	26,694	30,436
6.00%, 8/1/2037	134,845	156,384
5.50%, 9/1/2038	62,200	70,041
5.00%, 1/1/2039	22,765	25,179
5.50%, 1/1/2040	69,225	78,155
4.50%, 4/1/2040	39,745	43,513
5.50%, 4/1/2040	93,277	104,886
3.50%, 11/1/2040	177,154	187,512
3.50%, 1/1/2041	57,872	61,297
4.50%, 2/1/2041	70,125	76,812
4.00%, 2/1/2041	260,388	280,331
3.50%, 2/1/2041	113,269	119,926
5.50%, 4/1/2041	16,825	18,961
4.50%, 4/1/2041	280,597	307,372
4.50%, 6/1/2041	57,007	62,847
5.50%, 8/1/2041	262,808	298,967
4.50%, 8/1/2041	76,653	83,949
5.50%, 9/1/2041	91,264	102,560
3.50%, 1/1/2042	198,822	210,817
4.00%, 1/1/2042	121,648	131,005
4.50%, 1/1/2042	255,927	280,326
3.50%, 2/1/2042	171,841	182,177
3.50%, 4/1/2042	140,082	148,517

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

July 31, 2016 (Unaudited)

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - (continued)
3.50%, 8/1/2042	$221,476	$234,600
2.50%, 11/1/2042	128,766	130,811
2.50%, 2/1/2043	359,229	364,931
3.00%, 2/1/2043	458,428	480,528
2.50%, 3/1/2043	134,099	136,228
3.00%, 5/1/2043	375,668	393,228
2.50%, 5/1/2043	165,710	168,341
3.00%, 6/1/2043	155,173	161,993
3.50%, 7/1/2043	237,998	251,951
3.50%, 8/1/2043	145,198	153,697
4.00%, 8/1/2043	57,084	61,204
4.50%, 9/1/2043	152,767	166,969
4.00%, 9/1/2043	161,109	175,329
3.00%, 11/1/2043	74,026	77,240
5.00%, 3/1/2044	148,877	168,570
5.00%, 5/1/2044	206,283	228,400
5.00%, 6/1/2044	85,395	94,539
4.50%, 10/1/2044	339,273	370,351
3.00%, 2/1/2045	170,159	177,257
4.00%, 2/1/2045	253,015	271,353
3.00%, 3/1/2045	116,752	121,622
4.00%, 4/1/2045	89,063	96,959
3.00%, 4/1/2045	165,933	172,854
3.00%, 5/1/2045	270,160	281,429
4.00%, 9/1/2045	180,223	193,342
4.00%, 11/1/2045	164,506	179,306
4.50%, 3/1/2046	331,265	363,066
3.00%, 4/1/2046	245,341	255,575
4.00%, 5/1/2046	344,877	369,974
TBA6.00%, 8/25/2046	1,000,000	1,142,500
TBA4.50%, 8/25/2046	350,000	381,715
TBA4.00%, 8/25/2046	50,000	53,607
GNMA
2.50%, 4/20/2027	233,719	243,910
2.50%, 1/20/2028	122,891	128,253
2.50%, 12/20/2028	111,158	116,012
6.00%, 3/15/2033	391,785	457,329
5.50%, 6/15/2033	588,667	673,785
6.00%, 12/15/2033	253,675	296,166
5.50%, 3/20/2036	529,372	589,522
5.50%, 3/15/2038	230,350	259,879
5.50%, 2/20/2039	225,950	251,029
6.00%, 3/15/2039	39,030	45,500
5.00%, 4/15/2039	258,313	287,793
5.00%, 5/15/2039	178,321	199,621
5.00%, 6/15/2039	415,464	468,241
5.00%, 9/15/2039	348,291	393,454
5.50%, 9/15/2039	46,796	52,726
4.00%, 9/20/2039	65,381	70,336
5.00%, 11/15/2039	4,213	4,704
5.50%, 12/15/2039	131,671	148,368
4.00%, 8/15/2040	41,727	45,015
4.00%, 10/15/2040	39,433	42,513
5.50%, 1/20/2041	69,431	77,402
4.00%, 3/15/2041	9,141	9,855
4.00%, 6/15/2041	305,264	329,107
3.50%, 9/15/2041	510,237	543,075
5.50%, 9/20/2041	254,400	283,171
3.50%, 1/15/2042	48,914	52,243
5.50%, 2/20/2042	67,478	74,481
3.50%, 8/20/2042	84,783	90,504

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - (continued)
3.00%, 10/15/2042	$389,143	$409,762
3.00%, 12/20/2042	59,809	63,064
3.50%, 12/20/2042	29,890	32,008
3.00%, 2/20/2043	120,252	126,932
5.50%, 2/20/2043	38,123	42,274
3.50%, 3/15/2043	72,108	77,195
3.00%, 3/20/2043	254,066	267,894
3.00%, 5/15/2043	339,027	357,586
3.50%, 6/15/2043	371,052	398,103
3.00%, 9/20/2043	207,001	218,268
5.00%, 1/20/2044	13,793	15,045
4.00%, 8/15/2044	271,970	297,609
3.50%, 8/20/2044	195,162	207,736
4.00%, 9/15/2044	87,088	93,607
3.50%, 10/15/2044	151,812	162,931
3.50%, 10/20/2044	33,406	35,532
2.50%, 11/20/2044	194,312	200,086
4.00%, 12/15/2044	149,638	160,839
3.50%, 12/20/2044	104,498	111,148
3.00%, 12/20/2044	99,514	104,685
3.00%, 1/20/2045	123,479	129,896
4.00%, 1/20/2045	141,059	153,758
3.50%, 2/20/2045	318,903	340,891
3.00%, 3/15/2045	246,455	259,903
3.00%, 3/20/2045	152,692	160,627
3.50%, 4/20/2045	172,493	183,469
4.00%, 6/20/2045	178,834	191,096
3.50%, 7/20/2045	175,130	186,353
3.00%, 7/20/2045	139,009	146,232
3.00%, 12/20/2045	213,629	224,730
3.50%, 12/20/2045	443,577	472,079
3.00%, 1/20/2046	289,188	304,215
4.00%, 3/20/2046	478,837	512,598
3.50%, 4/20/2046	294,844	313,911

TOTAL MORTGAGE-BACKED SECURITIES (Cost $39,162,934)		39,462,694

Total Investments — 99.3% (Cost $39,162,934)		39,462,694
Other Assets Less Liabilities — 0.7%		273,473

Net assets — 100.0%		$39,736,167

Percentages shown are based on Net Assets.

Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced; Security is subject to delayed delivery.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

July 31, 2016 (Unaudited)

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$375,331
Aggregate gross unrealized depreciation	(75,571)

Net unrealized appreciation	$299,760

Federal income tax cost of investments	$39,162,934

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

July 31, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 98.6%
Aerospace & Defense - 1.0%
Boeing Co. (The)
4.88%, 2/15/2020	$10,000	$11,284
L-3 Communications Corp.
4.75%, 7/15/2020	20,000	21,568
Lockheed Martin Corp.
3.35%, 9/15/2021	50,000	53,911
3.55%, 1/15/2026	70,000	77,236
Northrop Grumman Corp.
3.25%, 8/1/2023	100,000	107,369
Raytheon Co.
3.13%, 10/15/2020	20,000	21,439
United Technologies Corp.
4.50%, 4/15/2020	80,000	89,452

		382,259

Air Freight & Logistics - 0.3%
FedEx Corp.
3.20%, 2/1/2025	70,000	74,188
United Parcel Service, Inc.
2.45%, 10/1/2022	30,000	31,409

		105,597

Auto Components - 0.2%
Delphi Automotive plc
3.15%, 11/19/2020	80,000	83,194

Banks - 27.0%
Bank of America Corp.
Series L, 2.60%, 1/15/2019	620,000	634,906
4.20%, 8/26/2024	320,000	337,378
4.00%, 1/22/2025	255,000	265,365
Bank of Nova Scotia (The)
2.05%, 6/5/2019	180,000	183,005
Barclays Bank plc
5.14%, 10/14/2020	350,000	377,754
BB&T Corp.
2.45%, 1/15/2020	80,000	82,519
BNP Paribas SA
5.00%, 1/15/2021	90,000	101,890
Citigroup, Inc.
2.50%, 9/26/2018	500,000	510,043
3.30%, 4/27/2025	200,000	207,024
4.40%, 6/10/2025	120,000	127,801
3.40%, 5/1/2026	100,000	103,264
Citizens Financial Group, Inc.
4.30%, 12/3/2025	60,000	63,809
Commonwealth Bank of Australia
2.05%, 3/15/2019	250,000	253,802
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 9/15/2022	250,000	254,812
Fifth Third Bancorp
2.88%, 7/27/2020	120,000	124,991
3.50%, 3/15/2022	60,000	63,604
HSBC Holdings plc
4.00%, 3/30/2022	210,000	224,009

	Principal Amount	Value
CORPORATE BONDS - (continued)
Banks - (continued)
Huntington National Bank (The)
2.20%, 11/6/2018	$250,000	$253,470
JPMorgan Chase & Co.
2.20%, 10/22/2019	575,000	587,366
3.38%, 5/1/2023	520,000	532,116
3.13%, 1/23/2025	230,000	236,577
3.90%, 7/15/2025	250,000	271,897
3.30%, 4/1/2026	150,000	156,151
KeyCorp
5.10%, 3/24/2021	100,000	113,556
Lloyds Bank plc
2.40%, 3/17/2020	200,000	203,826
6.38%, 1/21/2021	15,000	17,759
Mitsubishi UFJ Financial Group, Inc.
2.95%, 3/1/2021	400,000	417,310
MUFG Americas Holdings Corp.
2.25%, 2/10/2020	100,000	101,108
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/2024	50,000	54,462
PNC Funding Corp.
3.30%, 3/8/2022	380,000	406,857
Royal Bank of Canada
2.35%, 10/30/2020	150,000	154,234
Santander UK plc
3.05%, 8/23/2018	100,000	102,535
Sumitomo Mitsui Banking Corp.
1.95%, 7/23/2018	250,000	252,085
Sumitomo Mitsui Financial Group, Inc.
3.78%, 3/9/2026	150,000	164,379
Svenska Handelsbanken AB
2.50%, 1/25/2019	250,000	257,143
U.S. Bancorp
2.95%, 7/15/2022	200,000	209,815
Wells Fargo & Co.
2.13%, 4/22/2019	200,000	204,375
3.50%, 3/8/2022	200,000	214,910
4.48%, 1/16/2024	455,000	505,383
3.55%, 9/29/2025	200,000	215,139
Westpac Banking Corp.
2.60%, 11/23/2020	300,000	310,730

		9,859,159

Beverages - 3.3%
Anheuser-Busch InBev Finance, Inc.
1.90%, 2/1/2019	200,000	203,348
3.30%, 2/1/2023	350,000	369,363
Anheuser-Busch InBev Worldwide, Inc.
5.00%, 4/15/2020	240,000	269,606
Coca-Cola Co. (The)
1.88%, 10/27/2020	150,000	153,860
PepsiCo, Inc.
3.60%, 3/1/2024	200,000	220,887

		1,217,064

Biotechnology - 2.1%
Amgen, Inc.
2.20%, 5/22/2019	100,000	102,747
2.70%, 5/1/2022	170,000	176,313
Biogen, Inc.
3.63%, 9/15/2022	100,000	107,496

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

July 31, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - (continued)
Biotechnology - (continued)
Celgene Corp.
2.13%, 8/15/2018	$100,000	$101,502
Gilead Sciences, Inc.
2.05%, 4/1/2019	40,000	40,894
3.50%, 2/1/2025	225,000	242,749

		771,701

Capital Markets - 9.0%
Bank of New York Mellon Corp. (The)
2.10%, 8/1/2018	100,000	101,977
Series 0012, 3.65%, 2/4/2024	150,000	166,095
BlackRock, Inc.
Series 2, 5.00%, 12/10/2019	90,000	100,653
Deutsche Bank AG
3.70%, 5/30/2024	100,000	97,618
Goldman Sachs Group, Inc. (The)
2.90%, 7/19/2018	250,000	256,772
2.63%, 1/31/2019	300,000	307,406
3.63%, 1/22/2023	500,000	530,895
4.00%, 3/3/2024	210,000	227,820
3.50%, 1/23/2025	55,000	57,349
Morgan Stanley
2.50%, 1/24/2019	600,000	614,040
3.75%, 2/25/2023	200,000	213,996
3.88%, 1/27/2026	200,000	213,895
State Street Corp.
2.55%, 8/18/2020	150,000	156,118
UBS AG
2.38%, 8/14/2019	250,000	255,852

		3,300,486

Chemicals - 1.8%
Dow Chemical Co. (The)
4.25%, 11/15/2020	200,000	218,758
E.I. du Pont de Nemours & Co.
4.25%, 4/1/2021	100,000	111,176
Eastman Chemical Co.
3.80%, 3/15/2025	100,000	106,243
LYB International Finance BV
4.00%, 7/15/2023	130,000	142,201
Monsanto Co.
3.38%, 7/15/2024	20,000	20,813
Praxair, Inc.
4.50%, 8/15/2019	50,000	54,900

		654,091

Commercial Services & Supplies - 0.4%
Republic Services, Inc.
3.55%, 6/1/2022	100,000	108,210
Waste Management, Inc.
3.13%, 3/1/2025	50,000	53,219

		161,429

Communications Equipment - 0.5%
Cisco Systems, Inc.
2.13%, 3/1/2019	130,000	133,586
3.00%, 6/15/2022	30,000	32,253
3.50%, 6/15/2025	20,000	22,567

		188,406

Consumer Finance - 5.3%
American Express Co.
3.63%, 12/5/2024	100,000	104,498

	Principal Amount	Value
CORPORATE BONDS - (continued)
Consumer Finance - (continued)
American Express Credit Corp.
Series F, 2.60%, 9/14/2020	$150,000	$155,181
Capital One Financial Corp.
3.50%, 6/15/2023	200,000	208,877
Discover Financial Services
3.75%, 3/4/2025	40,000	40,985
Ford Motor Credit Co. LLC
2.60%, 11/4/2019	250,000	255,616
General Motors Financial Co., Inc.
4.38%, 9/25/2021	400,000	428,957
4.00%, 1/15/2025	100,000	103,288
HSBC Finance Corp.
6.68%, 1/15/2021	50,000	56,812
HSBC USA, Inc.
2.75%, 8/7/2020	300,000	305,865
Synchrony Financial
3.00%, 8/15/2019	100,000	102,260
Toyota Motor Credit Corp.
4.50%, 6/17/2020	170,000	189,548

		1,951,887

Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc.
2.20%, 3/15/2021	65,000	67,345
3.13%, 3/15/2026	75,000	79,924
Intercontinental Exchange, Inc.
2.75%, 12/1/2020	150,000	156,937
National Rural Utilities Cooperative Finance Corp.
2.85%, 1/27/2025	60,000	63,068
Shell International Finance BV
3.25%, 5/11/2025	155,000	163,623

		530,897

Diversified Telecommunication Services - 5.9%
AT&T, Inc.
2.30%, 3/11/2019	60,000	61,356
2.80%, 2/17/2021	500,000	517,182
3.00%, 2/15/2022	60,000	62,145
3.80%, 3/15/2022	200,000	215,874
3.40%, 5/15/2025	175,000	181,502
CC Holdings GS V LLC
3.85%, 4/15/2023	50,000	54,109
Orange SA
2.75%, 2/6/2019	100,000	103,127
Verizon Communications, Inc.
2.55%, 6/17/2019	50,000	51,766
2.63%, 2/21/2020	100,000	103,848
3.00%, 11/1/2021	500,000	528,651
3.50%, 11/1/2024	270,000	291,443

		2,171,003

Electric Utilities - 1.4%
Duke Energy Carolinas LLC
3.90%, 6/15/2021	60,000	66,411
Exelon Corp.
2.85%, 6/15/2020	180,000	187,219
MidAmerican Energy Co.
3.50%, 10/15/2024	50,000	55,206
Pacific Gas & Electric Co.
2.95%, 3/1/2026	100,000	105,056
Public Service Electric & Gas Co.
2.38%, 5/15/2023	30,000	30,695

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

July 31, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - (continued)
Electric Utilities - (continued)
Virginia Electric & Power Co.
Series A, 3.15%, 1/15/2026	$50,000	$53,776

		498,363

Energy Equipment & Services - 0.4%
Halliburton Co.
3.25%, 11/15/2021	30,000	31,446
3.80%, 11/15/2025	100,000	103,857

		135,303

Food & Staples Retailing - 2.5%
CVS Health Corp.
4.00%, 12/5/2023	175,000	195,152
3.38%, 8/12/2024	100,000	107,327
Kroger Co. (The)
2.30%, 1/15/2019	40,000	40,853
Sysco Corp.
2.60%, 10/1/2020	150,000	155,532
Walgreen Co.
5.25%, 1/15/2019	56,000	60,934
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	50,000	53,110
3.80%, 11/18/2024	70,000	75,396
3.45%, 6/1/2026	100,000	104,942
Wal-Mart Stores, Inc.
4.25%, 4/15/2021	90,000	102,101

		895,347

Food Products - 0.5%
General Mills, Inc.
2.20%, 10/21/2019	30,000	30,767
Kraft Heinz Foods Co.
5.38%, 2/10/2020	50,000	56,242
Tyson Foods, Inc.
4.50%, 6/15/2022	74,000	82,302

		169,311

Health Care Equipment & Supplies - 0.6%
Abbott Laboratories
2.55%, 3/15/2022	40,000	41,021
Becton Dickinson and Co.
3.13%, 11/8/2021	50,000	52,444
Medtronic, Inc.
2.75%, 4/1/2023	50,000	52,388
Stryker Corp.
3.50%, 3/15/2026	80,000	85,986

		231,839

Health Care Providers & Services - 2.0%
Aetna, Inc.
2.75%, 11/15/2022	50,000	51,256
Anthem, Inc.
2.25%, 8/15/2019	100,000	101,949
Express Scripts Holding Co.
2.25%, 6/15/2019	30,000	30,610
3.90%, 2/15/2022	150,000	162,721
McKesson Corp.
2.28%, 3/15/2019	60,000	61,353
3.80%, 3/15/2024	50,000	54,575
UnitedHealth Group, Inc.
2.70%, 7/15/2020	15,000	15,716
2.88%, 12/15/2021	40,000	42,363
3.35%, 7/15/2022	150,000	161,418
3.10%, 3/15/2026	50,000	53,197

		735,158

	Principal Amount	Value
CORPORATE BONDS - (continued)
Hotels, Restaurants & Leisure - 0.4%
McDonald’s Corp.
2.75%, 12/9/2020	$10,000	$10,469
2.63%, 1/15/2022	15,000	15,568
3.38%, 5/26/2025	100,000	107,930

		133,967

Household Products - 0.2%
Procter & Gamble Co. (The)
3.10%, 8/15/2023	50,000	54,469

Industrial Conglomerates - 0.2%
General Electric Co.
2.70%, 10/9/2022	60,000	63,139

Insurance - 2.7%
Aflac, Inc.
2.40%, 3/16/2020	100,000	103,348
3.63%, 6/15/2023	10,000	10,820
American International Group, Inc.
3.38%, 8/15/2020	290,000	305,417
Berkshire Hathaway Finance Corp.
2.90%, 10/15/2020	50,000	52,983
Chubb INA Holdings, Inc.
3.15%, 3/15/2025	170,000	181,192
Marsh & McLennan Cos., Inc.
3.50%, 3/10/2025	30,000	31,403
3.75%, 3/14/2026	20,000	21,540
MetLife, Inc.
3.60%, 4/10/2024	80,000	85,024
Prudential Financial, Inc.
4.50%, 11/15/2020	60,000	66,150
3.50%, 5/15/2024	100,000	105,158
5.20%, 3/15/2044(a)	10,000	10,138

		973,173

Internet & Catalog Retail - 0.2%
Amazon.com, Inc.
3.30%, 12/5/2021	80,000	86,524

Internet Software & Services - 1.5%
Alibaba Group Holding Ltd.
2.50%, 11/28/2019	200,000	203,516
Baidu, Inc.
2.75%, 6/9/2019	200,000	204,200
eBay, Inc.
3.45%, 8/1/2024	120,000	124,536

		532,252

IT Services - 2.0%
Fiserv, Inc.
3.50%, 10/1/2022	80,000	84,870
International Business Machines Corp.
1.88%, 5/15/2019	100,000	102,156
8.38%, 11/1/2019	10,000	12,268
1.63%, 5/15/2020	100,000	101,251
3.63%, 2/12/2024	100,000	109,729
Visa, Inc.
2.80%, 12/14/2022	300,000	317,353

		727,627

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

July 31, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - (continued)
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.
2.40%, 2/1/2019	$100,000	$102,301

Media - 3.4%
21st Century Fox America, Inc.
4.50%, 2/15/2021	100,000	111,915
3.70%, 10/15/2025	50,000	55,327
CBS Corp.
2.30%, 8/15/2019	100,000	101,866
3.70%, 8/15/2024	100,000	105,960
Comcast Corp.
3.13%, 7/15/2022	150,000	161,390
3.60%, 3/1/2024	100,000	110,816
3.15%, 3/1/2026	100,000	107,120
Discovery Communications LLC
3.30%, 5/15/2022	20,000	20,211
Omnicom Group, Inc.
4.45%, 8/15/2020	170,000	187,533
Time Warner, Inc.
4.70%, 1/15/2021	80,000	89,620
3.55%, 6/1/2024	60,000	64,428
Viacom, Inc.
2.50%, 9/1/2018	75,000	76,103
Walt Disney Co. (The)
3.00%, 2/13/2026	60,000	64,392

		1,256,681

Metals & Mining - 0.9%
BHP Billiton Finance USA Ltd.
3.25%, 11/21/2021	90,000	96,613
3.85%, 9/30/2023	35,000	38,818
Rio Tinto Finance USA Ltd.
9.00%, 5/1/2019	30,000	36,027
Rio Tinto Finance USA plc
3.50%, 3/22/2022	150,000	160,583

		332,041

Multiline Retail - 0.1%
Target Corp.
3.50%, 7/1/2024	30,000	33,399

Multi-Utilities - 0.9%
CMS Energy Corp.
3.00%, 5/15/2026	15,000	15,550
Dominion Resources, Inc.
2.50%, 12/1/2019	150,000	153,900
4.45%, 3/15/2021	60,000	66,505
Sempra Energy
3.55%, 6/15/2024	80,000	84,680

		320,635

Oil, Gas & Consumable Fuels - 5.1%
BP Capital Markets plc
4.50%, 10/1/2020	200,000	222,336
Chevron Corp.
3.19%, 6/24/2023	300,000	318,966
ConocoPhillips Co.
2.40%, 12/15/2022	30,000	29,200
Enterprise Products Operating LLC
3.35%, 3/15/2023	80,000	82,951
3.75%, 2/15/2025	100,000	104,426

	Principal Amount	Value
CORPORATE BONDS - (continued)
Oil, Gas & Consumable Fuels - (continued)
EOG Resources, Inc.
2.45%, 4/1/2020	$75,000	$75,286
Exxon Mobil Corp.
2.73%, 3/1/2023	160,000	167,173
2.71%, 3/6/2025	80,000	83,756
Kinder Morgan Energy Partners LP
2.65%, 2/1/2019	100,000	101,147
Marathon Petroleum Corp.
3.63%, 9/15/2024	50,000	49,787
Occidental Petroleum Corp.
2.70%, 2/15/2023	170,000	173,954
ONEOK Partners LP
3.38%, 10/1/2022	40,000	40,173
Total Capital Canada Ltd.
2.75%, 7/15/2023	130,000	135,085
Total Capital International SA
3.75%, 4/10/2024	80,000	88,119
Total Capital SA
2.13%, 8/10/2018	100,000	101,884
TransCanada PipeLines Ltd.
3.80%, 10/1/2020	50,000	53,612
3.75%, 10/16/2023	40,000	43,383

		1,871,238

Pharmaceuticals - 2.7%
AbbVie, Inc.
3.20%, 11/6/2022	240,000	252,312
3.60%, 5/14/2025	240,000	254,976
Johnson & Johnson
2.05%, 3/1/2023	50,000	51,562
Merck & Co., Inc.
2.75%, 2/10/2025	65,000	68,508
Novartis Capital Corp.
3.40%, 5/6/2024	100,000	110,253
Pfizer, Inc.
6.20%, 3/15/2019	30,000	33,851
1.95%, 6/3/2021	150,000	152,630
Wyeth LLC
6.45%, 2/1/2024	40,000	51,353

		975,445

Real Estate Investment Trusts (REITs) - 3.2%
American Tower Corp.
3.30%, 2/15/2021	250,000	263,124
5.90%, 11/1/2021	10,000	11,695
Boston Properties LP
3.70%, 11/15/2018	100,000	104,624
5.63%, 11/15/2020	120,000	137,790
3.65%, 2/1/2026	50,000	54,137
HCP, Inc.
2.63%, 2/1/2020	145,000	146,872
Simon Property Group LP
4.38%, 3/1/2021	100,000	111,137
3.75%, 2/1/2024	120,000	131,939
Ventas Realty LP
3.50%, 2/1/2025	50,000	51,722
Ventas Realty LP/Ventas Capital Corp.
4.00%, 4/30/2019	130,000	137,204
Welltower, Inc.
3.75%, 3/15/2023	30,000	31,428

		1,181,672

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

July 31, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - (continued)
Road & Rail - 0.7%
Burlington Northern Santa Fe LLC
3.05%, 3/15/2022	$100,000	$106,906
CSX Corp.
3.70%, 10/30/2020	70,000	75,137
Norfolk Southern Corp.
3.00%, 4/1/2022	80,000	84,134

		266,177

Semiconductors & Semiconductor Equipment - 1.1%
Intel Corp.
3.70%, 7/29/2025	100,000	111,899
QUALCOMM, Inc.
2.25%, 5/20/2020	270,000	278,552

		390,451

Software - 2.0%
Microsoft Corp.
1.63%, 12/6/2018	190,000	193,013
2.70%, 2/12/2025	100,000	104,152
Oracle Corp.
1.90%, 9/15/2021	100,000	100,390
2.50%, 10/15/2022	250,000	257,280
2.95%, 5/15/2025	83,000	86,348

		741,183

Specialty Retail - 0.8%
AutoZone, Inc.
4.00%, 11/15/2020	70,000	75,707
Home Depot, Inc. (The)
2.63%, 6/1/2022	100,000	105,336
Lowe’s Cos., Inc. 3.38%, 9/15/2025	100,000	110,369

		291,412

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.
2.25%, 2/23/2021	125,000	129,057
2.85%, 5/6/2021	110,000	116,379
2.40%, 5/3/2023	230,000	236,267
3.45%, 5/6/2024	120,000	130,710
3.25%, 2/23/2026	150,000	160,652
HP, Inc.
4.38%, 9/15/2021	25,000	26,948
4.05%, 9/15/2022	125,000	132,892

		932,905

Tobacco - 1.3%
Altria Group, Inc.
2.85%, 8/9/2022	160,000	168,876
Philip Morris International, Inc.
3.60%, 11/15/2023	60,000	66,754
Reynolds American, Inc.
3.25%, 6/12/2020	54,000	57,146
4.00%, 6/12/2022	150,000	164,732

		457,508

Wireless Telecommunication Services - 0.6%
America Movil SAB de CV
5.00%, 10/16/2019	100,000	110,739
Vodafone Group plc
4.63%, 7/15/2018	100,000	105,985

		216,724

TOTAL CORPORATE BONDS (Cost $35,058,350)		35,983,417

	Principal Amount	Value
ASSET-BACKED SECURITY - 0.1%
Duke Energy Carolinas LLC
2.50%, 3/15/2023 (Cost $51,347)	$50,000	$52,058

Total Investments — 98.7% (Cost $35,109,697)		36,035,475
Other Assets Less Liabilities — 1.3%		459,399

Net assets — 100.0%		$36,494,874

Percentages shown are based on Net Assets

(a)	Variable or floating rate security. The interest rate shown was the current rate as of 7/31/2016 and changes periodically.

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$928,875
Aggregate gross unrealized depreciation	(3,194)

Net unrealized appreciation	$925,681

Federal income tax cost of investments	$35,109,794

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

July 31, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 97.2%
Aerospace & Defense - 1.7%
Honeywell International, Inc. 5.70%, 3/15/2037	$20,000	$27,249
Lockheed Martin Corp. 3.60%, 3/1/2035	75,000	78,484
Northrop Grumman Corp. 3.85%, 4/15/2045	20,000	21,720
Raytheon Co. 4.88%, 10/15/2040	15,000	18,778
United Technologies Corp. 5.70%, 4/15/2040	65,000	88,374

		234,605

Air Freight & Logistics - 1.3%
FedEx Corp. 3.90%, 2/1/2035	75,000	79,427
4.75%, 11/15/2045	50,000	58,745
United Parcel Service, Inc. 4.88%, 11/15/2040	30,000	39,359

		177,531

Auto Components - 0.3%
BorgWarner, Inc. 4.38%, 3/15/2045	40,000	43,094

Automobiles - 1.0%
General Motors Co. 5.00%, 4/1/2035	70,000	74,322
5.20%, 4/1/2045	50,000	53,822
6.75%, 4/1/2046	15,000	19,560

		147,704

Banks - 10.7%
Bank of America Corp. 4.25%, 10/22/2026	50,000	52,804
5.88%, 2/7/2042	30,000	39,341
5.00%, 1/21/2044	70,000	83,399
Citigroup, Inc. 4.30%, 11/20/2026	60,000	63,043
5.88%, 2/22/2033	35,000	40,486
6.00%, 10/31/2033	70,000	83,262
8.13%, 7/15/2039	17,000	27,298
5.88%, 1/30/2042	30,000	39,297
5.30%, 5/6/2044	30,000	34,026
4.65%, 7/30/2045	50,000	56,673
Fifth Third Bancorp 8.25%, 3/1/2038	20,000	30,673
HSBC Holdings plc 6.10%, 1/14/2042	90,000	122,164
JPMorgan Chase & Co. 4.13%, 12/15/2026	60,000	64,637
6.40%, 5/15/2038	90,000	125,708
5.50%, 10/15/2040	30,000	38,349
5.40%, 1/6/2042	35,000	44,582
4.95%, 6/1/2045	110,000	126,514
Toronto-Dominion Bank (The) 2.13%, 7/2/2019	35,000	35,771

	Principal Amount	Value
CORPORATE BONDS - (continued)
Banks - (continued)
Wells Fargo & Co. 4.30%, 7/22/2027	$45,000	$49,337
5.38%, 11/2/2043	130,000	155,608
5.61%, 1/15/2044	100,000	124,577
4.90%, 11/17/2045	50,000	56,803

		1,494,352

Beverages - 2.5%
Anheuser-Busch InBev Finance, Inc. 4.70%, 2/1/2036	90,000	104,661
4.90%, 2/1/2046	140,000	171,252
PepsiCo, Inc. 4.60%, 7/17/2045	30,000	37,197
4.45%, 4/14/2046	35,000	42,231

		355,341

Biotechnology - 3.4%
Amgen, Inc. 5.15%, 11/15/2041	90,000	106,207
4.40%, 5/1/2045	80,000	87,552
Biogen, Inc. 5.20%, 9/15/2045	30,000	36,098
Gilead Sciences, Inc. 4.60%, 9/1/2035	30,000	34,356
5.65%, 12/1/2041	20,000	25,633
4.80%, 4/1/2044	40,000	46,918
4.50%, 2/1/2045	60,000	67,900
4.75%, 3/1/2046	60,000	70,321

		474,985

Capital Markets - 4.9%
Credit Suisse USA, Inc. 7.13%, 7/15/2032	20,000	27,345
Goldman Sachs Group, Inc. (The) 6.13%, 2/15/2033	190,000	242,207
6.75%, 10/1/2037	90,000	115,746
6.25%, 2/1/2041	70,000	93,152
5.15%, 5/22/2045	50,000	55,037
Morgan Stanley 4.35%, 9/8/2026	30,000	32,003
6.38%, 7/24/2042	30,000	41,618
4.30%, 1/27/2045	75,000	81,463

		688,571

Chemicals - 2.2%
Dow Chemical Co. (The) 7.38%, 11/1/2029	20,000	27,351
4.25%, 10/1/2034	30,000	31,501
4.38%, 11/15/2042	25,000	25,811
4.63%, 10/1/2044	50,000	54,352
Eastman Chemical Co. 4.80%, 9/1/2042	20,000	21,549
Ecolab, Inc. 5.50%, 12/8/2041	15,000	19,070
EI du Pont de Nemours & Co. 4.90%, 1/15/2041	30,000	35,019
LYB International Finance BV 4.88%, 3/15/2044	60,000	66,188
Monsanto Co. 4.20%, 7/15/2034	30,000	30,680

		311,521

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

July 31, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - (continued)
Commercial Services & Supplies - 0.3%
Republic Services, Inc. 2.90%, 7/1/2026	$35,000	$35,997

Communications Equipment - 0.4%
Cisco Systems, Inc. 5.90%, 2/15/2039	45,000	62,202

Diversified Financial Services - 2.4%
Berkshire Hathaway, Inc. 4.50%, 2/11/2043	55,000	65,462
Shell International Finance BV 5.50%, 3/25/2040	85,000	104,662
4.55%, 8/12/2043	50,000	55,308
4.38%, 5/11/2045	100,000	108,709

		334,141

Diversified Telecommunication Services - 9.3%
AT&T, Inc. 6.30%, 1/15/2038	50,000	62,724
5.35%, 9/1/2040	75,000	85,450
5.55%, 8/15/2041	45,000	52,749
4.35%, 6/15/2045	95,000	95,513
4.75%, 5/15/2046	115,000	122,272
British Telecommunications plc 9.38%, 12/15/2030	75,000	119,342
Orange SA 9.00%, 3/1/2031	35,000	55,685
Verizon Communications, Inc. 5.05%, 3/15/2034	75,000	84,811
4.40%, 11/1/2034	150,000	159,412
4.86%, 8/21/2046	160,000	180,333
4.52%, 9/15/2048	110,000	117,901
5.01%, 8/21/2054	20,000	22,105
4.67%, 3/15/2055	135,000	140,856

		1,299,153

Electric Utilities - 2.9%
Duke Energy Corp. 4.80%, 12/15/2045	50,000	60,351
Exelon Corp. 5.10%, 6/15/2045	40,000	48,351
Florida Power & Light Co. 4.13%, 2/1/2042	35,000	40,694
Georgia Power Co. 4.30%, 3/15/2042	30,000	33,143
Pacific Gas & Electric Co. 6.05%, 3/1/2034	50,000	66,959
Progress Energy, Inc. 7.75%, 3/1/2031	20,000	28,401
South Carolina Electric & Gas Co. 4.35%, 2/1/2042	20,000	22,396
Southern California Edison Co. 4.65%, 10/1/2043	30,000	36,740
Southern Co. (The) 4.40%, 7/1/2046	60,000	66,757

		403,792

Energy Equipment & Services - 1.1%
Baker Hughes, Inc. 5.13%, 9/15/2040	35,000	40,969
Halliburton Co. 6.70%, 9/15/2038	25,000	33,216
4.50%, 11/15/2041	25,000	25,735
5.00%, 11/15/2045	50,000	54,264

		154,184

	Principal Amount	Value
CORPORATE BONDS - (continued)
Food & Staples Retailing - 3.2%
CVS Health Corp. 4.88%, 7/20/2035	$15,000	$17,991
5.13%, 7/20/2045	50,000	63,856
Sysco Corp. 4.85%, 10/1/2045	40,000	46,794
Walgreen Co. 4.40%, 9/15/2042	50,000	53,765
Wal-Mart Stores, Inc. 5.25%, 9/1/2035	85,000	115,055
6.50%, 8/15/2037	30,000	44,676
6.20%, 4/15/2038	25,000	36,364
5.63%, 4/15/2041	25,000	34,731
4.30%, 4/22/2044	25,000	30,253

		443,485

Food Products - 0.5%
General Mills, Inc. 5.40%, 6/15/2040	10,000	12,871
Mondelez International, Inc. 6.50%, 2/9/2040	10,000	13,757
Tyson Foods, Inc. 5.15%, 8/15/2044	20,000	24,238
Unilever Capital Corp. 5.90%, 11/15/2032	15,000	21,393

		72,259

Health Care Equipment & Supplies - 0.9%
Abbott Laboratories 5.30%, 5/27/2040	45,000	54,653
Medtronic, Inc. 4.38%, 3/15/2035	30,000	34,617
Stryker Corp. 4.63%, 3/15/2046	30,000	35,037

		124,307

Health Care Providers & Services - 1.4%
Aetna, Inc. 6.75%, 12/15/2037	30,000	41,840
AmerisourceBergen Corp. 4.25%, 3/1/2045	15,000	16,397
McKesson Corp. 4.88%, 3/15/2044	40,000	47,594
UnitedHealth Group, Inc. 4.75%, 7/15/2045	75,000	93,616

		199,447

Hotels, Restaurants & Leisure - 0.8%
McDonald’s Corp. 4.70%, 12/9/2035	50,000	58,093
6.30%, 3/1/2038	40,000	54,146

		112,239

Household Products - 0.2%
Procter & Gamble Co. (The) 5.80%, 8/15/2034	25,000	35,726

Independent Power and Renewable Electricity Producers - 0.9%
Exelon Generation Co. LLC 6.25%, 10/1/2039	40,000	46,224
Southern Power Co. 5.15%, 9/15/2041	70,000	79,426

		125,650

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

July 31, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - (continued)
Industrial Conglomerates - 1.1%
3M Co. 5.70%, 3/15/2037	$10,000	$13,807
General Electric Co. Series MTNA, 6.75%, 3/15/2032	15,000	21,319
4.13%, 10/9/2042	30,000	34,034
4.50%, 3/11/2044	50,000	59,733
Tyco International Finance SA 5.13%, 9/14/2045	20,000	23,860

		152,753

Insurance - 2.7%
Allstate Corp. (The) 5.55%, 5/9/2035	20,000	25,935
American International Group, Inc. 3.88%, 1/15/2035	60,000	58,729
Aon plc 4.75%, 5/15/2045	50,000	55,250
Chubb Corp. (The) 6.00%, 5/11/2037	20,000	27,583
Chubb INA Holdings, Inc. 3.35%, 5/3/2026	20,000	21,600
MetLife, Inc. 6.38%, 6/15/2034	90,000	118,209
Prudential Financial, Inc. 5.70%, 12/14/2036	40,000	48,354
Travelers Cos., Inc. (The) 4.60%, 8/1/2043	15,000	18,382

		374,042

Internet & Catalog Retail - 0.2%
Amazon.com, Inc. 4.95%, 12/5/2044	20,000	25,175

Internet Software & Services - 0.2%
eBay, Inc. 4.00%, 7/15/2042	30,000	26,959

IT Services - 1.0%
International Business Machines Corp. 4.00%, 6/20/2042	60,000	65,393
Visa, Inc. 4.30%, 12/14/2045	60,000	70,922

		136,315

Machinery - 0.6%
Caterpillar, Inc. 3.80%, 8/15/2042	25,000	26,025
Illinois Tool Works, Inc. 3.90%, 9/1/2042	20,000	22,607
Ingersoll-Rand Global Holding Co. Ltd. 5.75%, 6/15/2043	15,000	19,093
Parker-Hannifin Corp. 4.45%, 11/21/2044	20,000	24,187

		91,912

Media - 8.9%
21st Century Fox America, Inc. 6.20%, 12/15/2034	55,000	70,753
6.15%, 2/15/2041	75,000	98,930
4.75%, 9/15/2044	90,000	102,599
CBS Corp. 4.60%, 1/15/2045	20,000	21,028

	Principal Amount	Value
CORPORATE BONDS - (continued)
Media - (continued)
Comcast Corp. 4.20%, 8/15/2034	$45,000	$50,206
6.45%, 3/15/2037	60,000	84,673
4.60%, 8/15/2045	125,000	147,788
Discovery Communications LLC 4.88%, 4/1/2043	35,000	32,139
NBCUniversal Media LLC 6.40%, 4/30/2040	75,000	107,395
Time Warner, Inc. 2.95%, 7/15/2026	140,000	143,424
7.63%, 4/15/2031	65,000	92,837
6.10%, 7/15/2040	75,000	96,999
4.85%, 7/15/2045	60,000	69,658
Viacom, Inc. 4.85%, 12/15/2034	70,000	68,320
Walt Disney Co. (The) 4.13%, 6/1/2044	40,000	46,215
3.00%, 7/30/2046	15,000	14,273

		1,247,237

Metals & Mining - 0.8%
BHP Billiton Finance USA Ltd. 4.13%, 2/24/2042	60,000	64,524
Rio Tinto Finance USA plc 4.75%, 3/22/2042	40,000	45,499

		110,023

Multiline Retail - 0.6%
Target Corp. 3.50%, 7/1/2024	25,000	27,832
4.00%, 7/1/2042	50,000	55,380

		83,212

Multi-Utilities - 2.8%
Berkshire Hathaway Energy Co. 6.13%, 4/1/2036	25,000	33,794
4.50%, 2/1/2045	90,000	103,920
Consolidated Edison Co. of New York, Inc. 4.63%, 12/1/2054	26,000	31,008
Dominion Resources, Inc. Series B, 5.95%, 6/15/2035	95,000	117,240
NiSource Finance Corp. 5.65%, 2/1/2045	50,000	65,796
Southern Co. Gas Capital Corp. 5.88%, 3/15/2041	30,000	37,744

		389,502

Oil, Gas & Consumable Fuels - 6.8%
ConocoPhillips 6.50%, 2/1/2039	35,000	43,878
ConocoPhillips Canada Funding Co. I 5.95%, 10/15/2036	90,000	106,026
Enterprise Products Operating LLC Series D, 6.88%, 3/1/2033	90,000	114,583
6.45%, 9/1/2040	75,000	93,619
4.90%, 5/15/2046	30,000	31,947
EOG Resources, Inc. 3.90%, 4/1/2035	25,000	25,168
Exxon Mobil Corp. 4.11%, 3/1/2046	35,000	39,404
Magellan Midstream Partners LP 5.15%, 10/15/2043	15,000	16,774
Marathon Petroleum Corp. 4.75%, 9/15/2044	50,000	43,859

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

July 31, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - (continued)
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp. 4.63%, 6/15/2045	$20,000	$22,595
4.40%, 4/15/2046	20,000	21,963
ONEOK Partners LP 6.13%, 2/1/2041	35,000	37,662
Phillips 66 5.88%, 5/1/2042	55,000	66,738
4.88%, 11/15/2044	35,000	38,498
TransCanada PipeLines Ltd. 4.63%, 3/1/2034	40,000	42,947
5.00%, 10/16/2043	120,000	136,831
Valero Energy Corp. 6.63%, 6/15/2037	60,000	67,279

		949,771

Pharmaceuticals - 5.0%
AbbVie, Inc. 4.50%, 5/14/2035	85,000	91,949
4.40%, 11/6/2042	110,000	117,278
4.45%, 5/14/2046	50,000	53,406
AstraZeneca plc 6.45%, 9/15/2037	75,000	104,602
Eli Lilly & Co. 3.70%, 3/1/2045	20,000	21,686
GlaxoSmithKline Capital, Inc. 5.38%, 4/15/2034	30,000	38,083
Johnson & Johnson 4.38%, 12/5/2033	30,000	36,935
3.70%, 3/1/2046	30,000	34,845
Merck & Co., Inc. 3.70%, 2/10/2045	40,000	42,758
Novartis Capital Corp. 3.70%, 9/21/2042	30,000	32,815
Pfizer, Inc. 4.30%, 6/15/2043	25,000	28,728
4.40%, 5/15/2044	70,000	81,717
Wyeth LLC 6.50%, 2/1/2034	10,000	13,820

		698,622

Real Estate Investment Trusts (REITs) - 0.4%
ERP Operating LP 4.50%, 7/1/2044	25,000	28,811
Simon Property Group LP 4.75%, 3/15/2042	25,000	30,183

		58,994

Road & Rail - 2.4%
Burlington Northern Santa Fe LLC 6.15%, 5/1/2037	40,000	55,309
5.75%, 5/1/2040	30,000	40,711
4.55%, 9/1/2044	30,000	36,029
4.70%, 9/1/2045	15,000	18,352
CSX Corp. 6.15%, 5/1/2037	60,000	80,391
Norfolk Southern Corp. 4.84%, 10/1/2041	40,000	47,976
Union Pacific Corp. 4.75%, 9/15/2041	20,000	24,721
4.05%, 3/1/2046	25,000	28,354

		331,843

Semiconductors & Semiconductor Equipment - 1.7%
Applied Materials, Inc. 5.85%, 6/15/2041	15,000	19,192

	Principal Amount	Value
CORPORATE BONDS - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Intel Corp. 4.90%, 7/29/2045	$110,000	$132,458
4.10%, 5/19/2046	20,000	21,587
QUALCOMM, Inc. 4.65%, 5/20/2035	30,000	33,058
4.80%, 5/20/2045	35,000	39,003

		245,298

Software - 3.5%
Microsoft Corp. 3.50%, 2/12/2035	130,000	136,073
3.75%, 2/12/2045	40,000	41,511
4.45%, 11/3/2045	25,000	28,900
4.00%, 2/12/2055	35,000	36,009
Oracle Corp. 4.30%, 7/8/2034	150,000	164,440
5.38%, 7/15/2040	39,000	47,797
4.38%, 5/15/2055	40,000	42,782

		497,512

Specialty Retail - 1.3%
Home Depot, Inc. (The) 5.88%, 12/16/2036	40,000	55,808
4.40%, 3/15/2045	40,000	48,136
4.25%, 4/1/2046	25,000	29,527
Lowe’s Cos., Inc. 3.70%, 4/15/2046	50,000	52,905

		186,376

Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc. 4.50%, 2/23/2036	50,000	56,667
3.85%, 5/4/2043	55,000	55,952
4.38%, 5/13/2045	50,000	54,746
HP, Inc. 6.00%, 9/15/2041	30,000	29,983

		197,348

Tobacco - 2.1%
Altria Group, Inc. 10.20%, 2/6/2039	35,000	65,452
5.38%, 1/31/2044	50,000	65,967
Philip Morris International, Inc. 4.38%, 11/15/2041	50,000	57,772
4.25%, 11/10/2044	20,000	22,797
Reynolds American, Inc. 5.85%, 8/15/2045	65,000	85,817

		297,805

Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc. 4.60%, 6/15/2045	20,000	24,169

Wireless Telecommunication Services - 1.2%
America Movil SAB de CV 6.38%, 3/1/2035	65,000	83,275
New Cingular Wireless Services, Inc. 8.75%, 3/1/2031	20,000	30,028
Rogers Communications, Inc. 5.45%, 10/1/2043	50,000	61,954

		175,257

TOTAL CORPORATE BONDS (Cost $12,650,880)		13,630,411

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

July 31, 2016 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATION - 0.1%
U.S. Treasury Bond 2.50%, 5/15/2046 (Cost $10,471)	$10,000	$10,689

ASSET-BACKED SECURITY - 0.0%(a)
Duke Energy Carolinas LLC 3.88%, 3/15/2046 (Cost $3,274)	3,000	3,332

Total Investments - 97.3% (Cost $12,664,625)		13,644,432
Other Assets Less Liabilities — 2.7%		373,365

Net assets — 100.0%		$14,017,797

Percentages shown are based on Net Assets.

(a)	Represents less than 0.05% of net assets.

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$982,942
Aggregate gross unrealized depreciation	(6,447)

Net unrealized appreciation	$976,495

Federal income tax cost of investments	$12,667,937

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

July 31, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 74.5%
Banks - 23.7%
Australia & New Zealand Banking Group Ltd. 1.25%, 1/10/2017	$450,000	$450,762
Bank of America Corp. 1.27%, 8/25/2017(a)	818,000	818,977
Banque Federative du Credit Mutuel SA 1.55%, 1/20/2017(a)(b)	1,000,000	1,002,239
Barclays Bank plc 1.21%, 2/17/2017(a)	1,000,000	999,886
BNP Paribas SA 1.14%, 3/17/2017(a)	608,000	607,819
Branch Banking & Trust Co. 1.10%, 12/1/2016(a)	1,000,000	1,000,861
Capital One NA 1.65%, 2/5/2018	700,000	701,930
Citigroup, Inc. 1.20%, 3/10/2017(a)	534,000	534,372
Commonwealth Bank of Australia 1.06%, 3/12/2018(a)(b)	818,000	816,455
1.55%, 11/2/2018(a)(b)	902,000	907,791
KeyBank NA 1.15%, 11/25/2016(a)	1,000,000	1,000,766
Lloyds Bank plc 1.17%, 3/16/2018(a)	1,000,000	992,033
National Australia Bank Ltd. 1.45%, 1/14/2019(a)(b)	1,000,000	1,004,884
National Bank of Canada 1.50%, 12/14/2018(a)	1,000,000	1,004,268
2.10%, 12/14/2018	1,000,000	1,013,828
Nederlandse Waterschapsbank NV 0.86%, 2/14/2018(a)(b)	1,000,000	1,001,916
Royal Bank of Canada 1.20%, 3/6/2020(a)	818,000	806,307
Santander UK plc 1.17%, 3/13/2017(a)	63,000	62,960
Sumitomo Mitsui Banking Corp. 1.09%, 1/10/2017(a)	2,000,000	2,001,248
Svenska Handelsbanken AB 1.11%, 9/23/2016(a)	1,000,000	1,000,744
Toronto-Dominion Bank (The) 1.12%, 9/9/2016(a)	596,000	596,359
U.S. Bancorp 1.11%, 4/25/2019(a)	690,000	689,174
U.S. Bank NA 1.38%, 9/11/2017	1,000,000	1,004,237
Wells Fargo & Co. Series N, 2.15%, 1/30/2020	231,000	235,802
Wells Fargo Bank NA 1.23%, 9/7/2017(a)	1,000,000	1,003,038
1.65%, 1/22/2018	500,000	503,890
Westpac Banking Corp. 1.09%, 11/25/2016(a)	616,000	616,602
1.39%, 11/23/2018(a)	902,000	906,297

		23,285,445

	Principal Amount	Value
CORPORATE BONDS - (continued)
Beverages - 1.8%
PepsiCo, Inc. Series 1, 1.00%, 10/13/2017	$902,000	$904,110
1.24%, 2/22/2019(a)	902,000	908,316

		1,812,426

Capital Markets - 0.6%
Credit Suisse AG 1.75%, 1/29/2018	300,000	300,480
Morgan Stanley 2.50%, 1/24/2019	308,000	315,207

		615,687

Chemicals - 0.7%
Monsanto Co. 1.15%, 6/30/2017	676,000	675,809

Communications Equipment - 1.6%
Cisco Systems, Inc. 1.40%, 2/28/2018	902,000	909,197
1.17%, 3/1/2019(a)	652,000	655,037

		1,564,234

Consumer Finance - 9.3%
American Express Credit Corp. 1.12%, 8/15/2019(a)	893,000	886,546
American Honda Finance Corp. 1.16%, 10/7/2016(a)	902,000	902,822
0.84%, 7/14/2017(a)	818,000	818,293
Caterpillar Financial Services Corp. Series 0025, 0.82%, 3/3/2017(a)	1,000,000	1,000,568
0.91%, 3/3/2017(a)	1,000,000	1,001,025
Ford Motor Credit Co. LLC Series 1, 1.49%, 3/12/2019(a)	1,000,000	993,571
John Deere Capital Corp. 1.05%, 12/15/2016	700,000	700,766
1.95%, 12/13/2018	13,000	13,270
Nissan Motor Acceptance Corp. 1.23%, 3/3/2017(a)(b)	411,000	411,255
Synchrony Financial 1.88%, 8/15/2017	782,000	783,326
Toyota Motor Credit Corp. 0.83%, 5/16/2017(a)	760,000	760,404
1.45%, 1/12/2018	818,000	822,588

		9,094,434

Diversified Financial Services - 3.7%
Shell International Finance BV 1.21%, 11/10/2018(a)	993,000	996,813
2.13%, 5/11/2020	818,000	838,357
Siemens Financieringsmaatschappij NV 1.45%, 5/25/2018(b)	818,000	823,871
0.94%, 5/25/2018(a)(b)	1,000,000	1,000,963

		3,660,004

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

July 31, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - (continued)
Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc. 2.18%, 9/15/2016(a)	$898,000	$899,747

Electric Utilities - 1.2%
Electricite de France SA 1.16%, 1/20/2017(a)(b)	325,000	325,275
Southern Co. (The) 1.30%, 8/15/2017	818,000	819,699

		1,144,974

Food & Staples Retailing - 2.1%
Kroger Co. (The) 1.21%, 10/17/2016(a)	838,000	838,436
Walgreens Boots Alliance, Inc. 1.75%, 11/17/2017	65,000	65,524
1.75%, 5/30/2018	951,000	959,569
Wal-Mart Stores, Inc. 1.00%, 4/21/2017	171,000	171,445

		2,034,974

Health Care Providers & Services - 1.2%
UnitedHealth Group, Inc. 1.13%, 1/17/2017(a)	1,166,000	1,167,026

Hotels, Restaurants & Leisure - 1.3%
Starbucks Corp. 0.88%, 12/5/2016	309,000	309,343
2.10%, 2/4/2021	951,000	983,836

		1,293,179

Household Durables - 0.8%
Whirlpool Corp. 1.65%, 11/1/2017	818,000	821,963

Household Products - 1.9%
Kimberly-Clark Corp. 1.40%, 2/15/2019	732,000	742,871
1.90%, 5/22/2019	273,000	279,489
Procter & Gamble Co. (The) 1.03%, 11/1/2019(a)	805,000	804,225

		1,826,585

Industrial Conglomerates - 0.9%
General Electric Co. 2.90%, 1/9/2017	149,000	150,341
1.18%, 1/14/2019(a)	760,000	761,899

		912,240

Insurance - 1.8%
Berkshire Hathaway Finance Corp. 0.97%, 1/12/2018(a)	818,000	819,613
1.34%, 3/15/2019(a)	902,000	908,863

		1,728,476

IT Services - 1.9%
International Business Machines Corp. 1.08%, 8/18/2017(a)	1,752,000	1,759,397
MasterCard, Inc. 2.00%, 4/1/2019	156,000	159,669

		1,919,066

	Principal Amount	Value
CORPORATE BONDS - (continued)
Media - 1.1%
Walt Disney Co. (The) 0.98%, 5/30/2019(a)	$1,060,000	$1,060,620

Multi-Utilities - 0.9%
Dominion Resources, Inc. 1.95%, 8/15/2016	902,000	902,324

Oil, Gas & Consumable Fuels - 7.8%
BP Capital Markets plc 2.25%, 11/1/2016	902,000	904,962
1.27%, 9/26/2018(a)	675,000	674,293
Canadian Natural Resources Ltd. 1.75%, 1/15/2018	168,000	166,697
Chevron Corp. 1.13%, 5/16/2018(a)	665,000	665,796
1.96%, 3/3/2020	682,000	698,694
Exxon Mobil Corp. 0.69%, 3/15/2017(a)	818,000	817,731
1.27%, 2/28/2018(a)	902,000	908,647
Sinopec Group Overseas Development 2014 Ltd. 1.44%, 4/10/2017(a)(b)	1,000,000	1,001,165
Total Capital International SA 1.50%, 2/17/2017	1,805,000	1,811,166

		7,649,151

Pharmaceuticals - 5.3%
AstraZeneca plc 1.16%, 11/16/2018(a)	902,000	905,515
1.75%, 11/16/2018	902,000	913,621
Eli Lilly & Co. 1.25%, 3/1/2018	868,000	873,368
Johnson & Johnson 1.13%, 11/21/2017	642,000	644,657
0.94%, 3/1/2019(a)	902,000	905,439
Pfizer, Inc. 0.90%, 1/15/2017	1,000,000	1,000,747

		5,243,347

Road & Rail - 0.8%
Canadian National Railway Co. 0.80%, 11/14/2017(a)	818,000	818,510

Semiconductors & Semiconductor Equipment - 0.2%
Texas Instruments, Inc. 0.88%, 3/12/2017	165,000	165,102

Software - 1.3%
Microsoft Corp. 1.85%, 2/12/2020	696,000	711,069
Oracle Corp. 1.20%, 10/15/2017	547,000	549,407

		1,260,476

Specialty Retail - 0.3%
Home Depot, Inc. (The) 2.00%, 6/15/2019	248,000	255,069

Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc. 1.47%, 2/22/2019(a)	902,000	915,290
0.93%, 5/6/2019(a)	454,000	455,498

		1,370,788

TOTAL CORPORATE BONDS (Cost $72,921,882)		73,181,656

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

July 31, 2016 (Unaudited)

	Principal Amount	Value
ASSET-BACKED SECURITIES - 6.4%
AmeriCredit Automobile Receivables Trust Series 2015-3, Class A2A, 1.07%, 1/8/2019	$678,298	$678,158
BMW Vehicle Lease Trust Series 2015-2, Class A2A, 1.07%, 1/22/2018	807,311	807,963
CARDS II Trust Series 2015-2A, Class A, 1.00%, 7/15/2020(a)(b)	1,000,000	1,000,325
CNH Equipment Trust Series 2015-C, Class A2A, 1.10%, 12/17/2018	614,441	614,092
Ford Credit Auto Lease Trust Series 2015-B, Class A2A, 1.04%, 5/15/2018	799,151	799,145
GM Financial Automobile Leasing Trust Series 2015-3, Class A2A, 1.17%, 6/20/2018	781,204	781,735
Santander Drive Auto Receivables Trust Series 2015-4, Class A2A, 1.20%, 12/17/2018	395,807	395,844
Series 2015-5, Class A2A, 1.12%, 12/17/2018	532,807	532,760
World Omni Auto Receivables Trust Series 2015-B, Class A2B, 0.88%, 7/15/2019(a)	729,272	729,422

TOTAL ASSET-BACKED SECURITIES (Cost $6,338,127)		6,339,444

FOREIGN GOVERNMENT SECURITY - 1.8%
Korea Development Bank (The) 1.33%, 1/22/2017 (Cost $1,767,000)(a)	1,767,000	1,766,913

U.S. TREASURY OBLIGATION - 1.0%
U.S. Treasury Note 0.75%, 4/30/2018 (Cost $948,833)	951,000	952,374

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 16.0%
COMMERCIAL PAPER - 3.0%
Mondelez International, Inc. 0.86%, 11/3/2016(c)	$1,000,000	$997,581
Thermo Fisher Scientific, Inc. 1.35%, 9/15/2016(c)	1,000,000	998,425
Wyndham Worldwide Corp. 1.00%, 8/9/2016(c)	1,000,000	999,717

TOTAL COMMERCIAL PAPER (Cost $2,995,845)		2,995,723

REPURCHASE AGREEMENT - 6.1%
SG America Securities LLC, 0.65%, dated 7/29/2016, due 8/1/2016, repurchase price $6,000,325, collateralized by various Corporate Bonds, ranging from 3.25% - 8.50%, maturing 12/01/2017 - 01/23/2046; Medium Term Notes, ranging from 3.00% - 4.00%, maturing 02/19/2025 - 08/15/2045; total market value $6,355,330 (Cost $6,000,000)	6,000,000	6,000,000

U.S. TREASURY OBLIGATIONS - 6.9%
U.S. Treasury Bills 0.36%, 11/3/2016(c)	2,800,000	2,798,079
0.61%, 4/27/2017(c)	3,000,000	2,990,679
U.S. Treasury Note 0.62%, 6/30/2017(c)	951,000	952,505

TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,735,927)		6,741,263

TOTAL SHORT-TERM INVESTMENTS (Cost $15,731,772)		15,736,986

Total Investments — 99.7% (Cost $97,707,614)		97,977,373
Other Assets Less Liabilities — 0.3%		286,528

Net assets — 100.0%		$98,263,901

(a)	Variable or floating rate security. The interest rate shown was the current rate as of 7/31/2016 and changes periodically.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities at 7/31/2016 amounts to $9,296,139, which represents approximately 9.46% of net assets of the Fund.

(c)	The rate shown was the current yield as of 7/31/2016.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

July 31, 2016 (Unaudited)

As of July 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$309,035
Aggregate gross unrealized depreciation	(39,276)

Net unrealized appreciation	$269,759

Federal income tax cost of investments	$97,707,614

FlexShares® Ready Access Variable Income Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2016:

Australia	4.8%
Canada	5.5
France	3.8
Japan	2.0
Netherlands	4.8
South Korea	1.8
Sweden	1.0
Switzerland	0.3
United Kingdom	6.6
United States	69.1
Other[1]	0.3

100.0%

[1]	Includes any non-fixed-income securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

FlexShares® Trust

Notes to the Schedules of Investments

July 31, 2016 (Unaudited)

Significant Accounting Policies

The Trust, which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”) or (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Each Fund’s Net Asset Value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading, based on prices at the time of closing provided that any U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The investments of the Funds are valued at fair value pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust. The Funds’ investments are valued using readily available market quotations when available. When market quotations are not readily available, are deemed unreliable, or do not reflect material events occurring between the close of local markets and the time of valuation, the Funds value securities at fair value as determined in good faith in accordance with the Funds’ fair value pricing procedures as approved by the Board of Trustees. Such circumstances include, periods when trading in a security is suspended, the exchange or market on which a security trades closes early, the trading volume in a security is limited, corporate actions and announcements take place, or regulatory news affecting an issuer is released, such as government approvals. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, government actions, or natural disasters.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other investment companies and investors to price the same investments. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security may be materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by an Index Fund’s Underlying Index. This difference may adversely affect an Index Fund’s ability to track its Underlying Index. Portfolio securities of the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares STOXX® Global ESG Impact Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund and FlexShares International Quality Dividend Dynamic Index Fund are listed on foreign exchanges and their value may change on days when shareholders will not be able to purchase or sell Fund shares.

Security prices are generally provided by independent pricing services. Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-denominated foreign securities or American Depositary Receipts (“ADRs”), are valued at the closing price, or last sale price, on the exchange or system where the security is principally traded. The closing price for securities traded on the NASDAQ/NMS is the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value is determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security is valued at fair value pursuant to the Trust’s fair value procedures.

Securities that are traded regularly in the over-the-counter market (other than the NASDAQ/NMS), including securities listed on exchanges but primarily traded over-the-counter,

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2016 (Unaudited)

are valued on the basis of bid quotes or the mean between the bid and asked quotes based upon quotes furnished by one or more broker-dealers or market makers for those securities. Securities that may be traded over-the-counter include equity securities, fixed-income securities, non-exchange-listed foreign securities, and certain derivative instruments. Fixed income securities may be valued using prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models, as well as recent market transactions for the same or similar assets, to derive values when such prices are believed to reflect fair market values of such securities. Such prices may be determined by taking into account securities prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities. Fixed-income securities maturing within a relatively short period, less than 60 days, are valued at amortized cost when they approximate fair value.

Foreign equity securities are generally priced at the closing price or last sales price reported on the foreign exchange on which they are principally traded. If there have been no sales for that day on the exchange, then the value is determined with reference to the last sale price on any other exchange. If there have been no sales of the security for that day, the security will be valued at fair value pursuant to the Trust’s fair value procedures. Spot and forward foreign currency exchange contracts generally are valued using an independent pricing service. The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by Northern Trust Investments, Inc. (“NTI”). Any use of a different rate from the rates used by the Index Provider may adversely affect the Fund’s ability to track its Underlying Index.

Exchange-traded financial futures and options thereon are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. If there was no sale on that day, and for other non-exchange traded derivatives, the contract is valued at fair value pursuant to the Trust’s fair value procedures.

NTI has established a pricing and valuation committee (the “Northern Trust Asset Management PVC”) whose membership includes representatives of NTI. The Northern Trust Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board of Trustees’ oversight.

The Northern Trust Asset Management PVC is responsible for making the determination of the fair value of a security. In making its determination, the Northern Trust Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI monitors markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Northern Trust Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1—Quoted prices in active markets for identical assets on the measurement date.

•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Board of Trustees.

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2016 (Unaudited)

The following is a summary of the valuations as of July 31, 2016 for each Fund based upon the three levels defined above. During the period ended July 31, 2016, there was one Level 3 security. All the transfers in and out of the levels during the period are assumed to be transferred on the last day of the period at their current value. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type where applicable.

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares Morningstar US Market Factor Tilt Index
Investments
Common Stocks*	$782,054,207	$—	$—	$782,054,207
Rights	—	—	—	—
Securities Lending Reinvestments
Bank Note	—	3,000,000	—	3,000,000
Certificates of Deposit	—	50,504,224	—	50,504,224
Commercial Paper	—	11,992,817	—	11,992,817
Master Demand Notes	—	6,000,000	—	6,000,000
Money Market Funds	22,500,000	—	—	22,500,000
Repurchase Agreements	—	14,298,754	—	14,298,754
Time Deposits	—	5,000,000	—	5,000,000

Total Investments	$804,554,207	$90,795,795	$—	$895,350,002

Other Financial Instruments
Assets
Futures Contracts	$525,302	$—	$—	$525,302

Total Other Financial Instruments	$525,302	$—	$—	$525,302

	Level 1 – Quoted Prices*[a]	Level 2 – Other Significant Observable Inputs*[b]	Level 3 – Significant Unobservable Inputs	Total
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index
Investments
Closed End Funds	$402,999	$—	$—	$402,999
Common Stocks
Banks	71,791,722	—	544	71,792,266
Electric Utilities	8,402,456	18,821	—	8,421,277
Machinery	20,469,343	943	—	20,470,286
Marine	2,073,014	10,647	—	2,083,661
Metals & Mining	20,144,259	45,486	—	20,189,745
Oil, Gas & Consumable Fuels	27,700,522	51,944	—	27,752,466
Other*	451,037,945	—	—	451,037,945
Securities Lending Reinvestments
Certificate of Deposit	—	749,652	—	749,652
Master Demand Note	—	500,000	—	500,000
Money Market Funds	7,500,000	—	—	7,500,000
Repurchase Agreement	—	2,977,802	—	2,977,802

Total Investments	$609,522,260	$4,355,295	$544	$613,878,099

Other Financial Instruments
Assets
Futures Contracts	$229,651	$—	$—	$229,651
Forward Foreign Currency Contracts	—	160,144	—	160,144
Liabilities
Futures Contracts	(3,693)	—	—	(3,693)
Forward Foreign Currency Contracts	—	(212,588)	—	(212,588)

Total Other Financial Instruments	$225,958	$(52,444)	$—	$173,514

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index

Balance as of 10/31/2015	$537
Total gain or loss (realized/unrealized included in earnings)	7
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 07/31/2016	$544

The amount of change in net unrealized appreciation (depreciation) on investment in Level 3 securities still held at 07/31/2016.	$7

Common Stock	Fair Value at 7/31/2016	Valuation Techniques	Unobservable Inputs	Sensitivity [1]
Banco Espirito Santo SA	$544	Consensus Pricing	Distressed/Defaulted Market Discount, Estimated Recovery Value	1

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2016 (Unaudited)

	Level 1 – Quoted Prices*[c]	Level 2 – Other Significant Observable Inputs*[d]	Level 3 – Significant Unobservable Inputs	Total
FlexShares Morningstar Emerging Markets Factor Tilt Index
Investments
Common Stocks
Chemicals	$8,877,875	$232,993	$—	$9,110,868
Construction Materials	4,482,948	438,520	—	4,921,468
Diversified Financial Services	4,305,902	1,384	—	4,307,286
Electronic Equipment, Instruments & Components	9,460,648	3,669	—	9,464,317
Hotels, Restaurants & Leisure	1,397,670	1,895	—	1,399,565
Industrial Conglomerates	5,726,237	525	—	5,726,762
Machinery	4,031,950	20,089	—	4,052,039
Metals & Mining	10,509,183	88,084	—	10,597,267
Multiline Retail	2,018,460	19,948	—	2,038,408
Oil, Gas & Consumable Fuels	17,149,938	1,111	—	17,151,049
Paper & Forest Products	2,340,579	74,317	—	2,414,896
Pharmaceuticals	4,354,833	21,321	—	4,376,154
Real Estate Management & Development	15,488,325	8,768	—	15,497,093
Specialty Retail	3,255,575	27,866	—	3,283,441
Transportation Infrastructure	3,325,372	61,240	—	3,386,612
Other*	184,916,484	—	—	184,916,484
Corporate Bond*	—	9,567	—	9,567
Rights	4,333	5,803	—	10,136
Warrant	260	—	—	260
Securities Lending Reinvestments
Money Market Funds	500,000	—	—	500,000
Repurchase Agreement	—	263,399	—	263,399

Total Investments	$282,146,572	$1,280,499	$—	$283,427,071

Other Financial Instruments
Assets
Futures Contracts	$199,545	$—	$—	$199,545
Forward Foreign Currency Contracts	—	3,549	—	3,549
Liabilities
Forward Foreign Currency Contracts	—	(7,380)	—	(7,380)

Total Other Financial Instruments	$199,545	$(3,831)	$—	$195,714

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

FlexShares® Morningstar Emerging Markets Factor Tilt Index
Balance as of 10/31/2015	$56
Total gain or loss (realized/unrealized included in earnings)	464
Purchases	—
Sales	(520)
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 07/31/2016	$—

The amount of change in net unrealized appreciation (depreciation) on investment in Level 3 securities still held at 07/31/2016.	$—

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index
Investments
Exchange Traded Fund	$2,894,239	$—	$—	$2,894,239

Total Investments	$2,894,239	$—	$—	$2,894,239

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$2,075	$—	$2,075
Liabilities
Forward Foreign Currency Contracts	—	(37,841)	—	(37,841)

Total Other Financial Instruments	$—	$(35,766)	$—	$(35,766)

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2016 (Unaudited)

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares Currency Hedged Morningstar EM Factor Tilt Index
Investments
Exchange Traded Fund	$28,503,734	$—	$—	$28,503,734

Total Investments	$28,503,734	$—	$—	$28,503,734

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$98,705	$—	$98,705
Liabilities
Forward Foreign Currency Contracts	—	(179,339)	—	(179,339)

Total Other Financial Instruments	$—	$(80,634)	$—	$(80,634)

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares US Quality Large Cap Index
Investments
Common Stocks*	$5,346,648	$—	$—	$5,346,648

Total Investments	$5,346,648	$—	$—	$5,346,648

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares STOXX US ESG Impact Index
Investments
Common Stocks*	$4,941,924	$—	$—	$4,941,924
Short-term Investment	—	9,998	—	9,998

Total Investments	$4,941,924	$9,998	$—	$4,951,922

Other Financial Instruments
Assets
Futures Contracts	$1,133	$—	$—	$1,133

Total Other Financial Instruments	$1,133	$—	$—	$1,133

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares STOXX Global ESG Impact Index
Investments
Common Stocks*	$7,501,036	$—	$—	$7,501,036

Total Investments	$7,501,036	$—	$—	$7,501,036

Other Financial Instruments
Assets
Futures Contracts	$1,252	$—	$—	$1,252

Total Other Financial Instruments	$1,252	$—	$—	$1,252

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2016 (Unaudited)

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*[e]	Level 3 – Significant Unobservable Inputs	Total
FlexShares Morningstar Global Upstream Natural Resources Index
Investments
Common Stocks
Chemicals	$382,549,928	$3,525,341	$—	$386,075,269
Other*	2,161,220,922	—	—	2,161,220,922
Securities Lending Reinvestments
Bank Note	—	2,000,000	—	2,000,000
Certificates of Deposit	—	42,703,051	—	42,703,051
Commercial Paper	—	10,992,884	—	10,992,884
Money Market Funds	17,500,000	—	—	17,500,000
Repurchase Agreements	—	33,606,314	—	33,606,314
Time Deposits	—	4,000,000	—	4,000,000

Total Investments	$2,561,270,850	$96,827,590	$—	$2,658,098,440

Other Financial Instruments
Assets
Futures Contracts	$450,448	$—	$—	$450,448
Forward Foreign Currency Contracts	—	253,472	—	253,472
Liabilities
Futures Contracts	(3,649)	—	—	(3,649)
Forward Foreign Currency Contracts	—	(274,493)	—	(274,493)

Total Other Financial Instruments	$446,799	$(21,021)	$—	$425,778

	Level 1 – Quoted Prices*[f]	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares STOXX® Global Broad Infrastructure Index
Investments
Common Stocks
Commercial Services & Supplies	$18,167,925	$144,905	$—	$18,312,830
Electric Utilities	95,125,360	226,627	—	95,351,987
Other*	558,911,688	—	—	558,911,688
Securities Lending Reinvestments
Certificates of Deposit	—	6,499,073	—	6,499,073
Commercial Paper	—	998,617	—	998,617
Master Demand Note	—	1,500,000	—	1,500,000
Money Market Funds	22,500,000	—	—	22,500,000
Repurchase Agreement	—	8,926,623	—	8,926,623
Time Deposit	—	1,000,000	—	1,000,000

Total Investments	$694,704,973	$19,295,845	$—	$714,000,818

Other Financial Instruments
Assets
Futures Contracts	$201,104	$—	$—	$201,104
Forward Foreign Currency Contracts	—	132,133	—	132,133
Liabilities
Forward Foreign Currency Contracts	—	(78,530)	—	(78,530)

Total Other Financial Instruments	$201,104	$53,603	$—	$254,707

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2016 (Unaudited)

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares Global Quality Real Estate Index
Investments
Common Stocks*	$208,588,672	$—	$—	$208,588,672
Securities Lending Reinvestments
Certificates of Deposit	—	1,099,722	—	1,099,722
Master Demand Note	—	400,000	—	400,000
Money Market Funds	13,750,000	—	—	13,750,000
Repurchase Agreement	—	4,838,938	—	4,838,938

Total Investments	$222,338,672	$6,338,660	$—	$228,677,332

Other Financial Instruments
Assets
Futures Contracts	$87,439	$—	$—	$87,439
Forward Foreign Currency Contracts	—	16,307	—	16,307
Liabilities
Futures Contracts	(1,414)	—	—	(1,414)
Forward Foreign Currency Contracts	—	(21,304)	—	(21,304)

Total Other Financial Instruments	$86,025	$(4,997)	$—	$81,028

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares Real Assets Allocation Index
Investments
Exchange Traded Funds	$1,372,855	$—	$—	$1,372,855

Total Investments	$1,372,855	$—	$—	$1,372,855

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares Quality Dividend Index
Investments
Common Stocks*	$1,415,138,737	$—	$—	$1,415,138,737
Securities Lending Reinvestments
Certificates of Deposit	—	67,308,281	—	67,308,281
Commercial Paper	—	17,988,534	—	17,988,534
Money Market Funds	52,500,000	—	—	52,500,000
Repurchase Agreements	—	33,037,911	—	33,037,911
Time Deposits	—	7,000,000	—	7,000,000

Total Investments	$1,467,638,737	$125,334,726	$—	$1,592,973,463

Other Financial Instruments
Assets
Futures Contracts	$420,478	$—	$—	$420,478

Total Other Financial Instruments	$420,478	$—	$—	$420,478

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2016 (Unaudited)

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares Quality Dividend Defensive Index
Investments
Common Stocks*	$232,124,462	$—	$—	$232,124,462
Rights	—	8,989	—	8,989
Securities Lending Reinvestments
Certificates of Deposit	—	4,499,467	—	4,499,467
Commercial Paper	—	998,617	—	998,617
Master Demand Note	—	1,200,000	—	1,200,000
Money Market Funds	17,500,000	—	—	17,500,000
Repurchase Agreement	—	2,100,180	—	2,100,180

Total Investments	$249,624,462	$8,807,253	$—	$258,431,715

Other Financial Instruments
Assets
Futures Contracts	$80,812	$—	$—	$80,812

Total Other Financial Instruments	$80,812	$—	$—	$80,812

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares Quality Dividend Dynamic Index
Investments
Common Stocks*	$51,967,911	$—	$—	$51,967,911
Securities Lending Reinvestments
Certificate of Deposit	—	299,861	—	299,861
Master Demand Note	—	100,000	—	100,000
Money Market Funds	4,000,000	—	—	4,000,000
Repurchase Agreement	—	1,361,458	—	1,361,458

Total Investments	$55,967,911	$1,761,319	$—	$57,729,230

Other Financial Instruments
Assets
Futures Contracts	$13,248	$—	$—	$13,248

Total Other Financial Instruments	$13,248	$—	$—	$13,248

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares International Quality Dividend Index
Investments
Common Stocks*	$456,552,075	$—	$—	$456,552,075
Securities Lending Reinvestments
Master Demand Note	—	200,000	—	200,000
Money Market Funds	1,750,000	—	—	1,750,000
Repurchase Agreement	—	4,243,569	—	4,243,569

Total Investments	$458,302,075	$4,443,569	$—	$462,745,644

Other Financial Instruments
Assets
Futures Contracts	$376,633	$—	$—	$376,633
Forward Foreign Currency Contracts	—	110,429	—	110,429
Liabilities
Forward Foreign Currency Contracts	$—	$(129,861)	$—	$(129,861)

Total Other Financial Instruments	$376,633	$(19,432)	$—	$357,201

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2016 (Unaudited)

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*[g]	Level 3 – Significant Unobservable Inputs	Total
FlexShares International Quality Dividend Defensive Index
Investments
Common Stocks
Banks	$9,161,282	$134,184	$—	$9,295,466
Other*	60,332,419	—	—	60,332,419
Securities Lending Reinvestments
Money Market Funds	575,000	—	—	575,000
Repurchase Agreement	—	604,993	—	604,993

Total Investments	$70,068,701	$739,177	$—	$70,807,878

Other Financial Instruments
Assets
Futures Contracts	$60,343	$—	$—	$60,343
Forward Foreign Currency Contracts	—	6,659	—	6,659
Liabilities
Forward Foreign Currency Contracts	—	(8,240)	—	(8,240)

Total Other Financial Instruments	$60,343	$(1,581)	$—	$58,762

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares International Quality Dividend Dynamic Index
Investments
Common Stocks*	$18,210,970	$—	$—	$18,210,970
Securities Lending Reinvestments
Money Market Funds	125,000	—	—	125,000
Repurchase Agreement	—	118,120	—	118,120

Total Investments	$18,335,970	$118,120	$—	$18,454,090

Other Financial Instruments
Assets
Futures Contracts	$12,994	$—	$—	$12,994

Total Other Financial Instruments	$12,994	$—	$—	$12,994

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares iBoxx 3-Year Target Duration TIPS Index
Investments
U.S. Treasury Obligations	$—	$1,823,196,970	$—	$1,823,196,970

Total Investments	$—	$1,823,196,970	$—	$1,823,196,970

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2016 (Unaudited)

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares iBoxx 5-Year Target Duration TIPS Index
Investments
U.S. Treasury Obligations	$—	$601,902,660	$—	$601,902,660

Total Investments	$—	$601,902,660	$—	$601,902,660

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares Disciplined Duration MBS Index
Investments
Mortgage-Backed Securities	$—	$39,462,694	$—	$39,462,694

Total Investments	$—	$39,462,694	$—	$39,462,694

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares Credit-Scored US Corporate Bond Index
Investments
Asset-Backed Security	$—	$52,058	$—	$52,058
Corporate Bonds*	—	35,983,417	—	35,983,417

Total Investments	$—	$36,035,475	$—	$36,035,475

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares Credit-Scored US Long Corporate Bond Index
Investments
Asset-Backed Security	$—	$3,332	$—	$3,332
Corporate Bonds*	—	13,630,411	—	13,630,411
U.S. Treasury Obligation	—	10,689	—	10,689

Total Investments	$—	$13,644,432	$—	$13,644,432

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares Ready Access Variable Income
Investments
Asset-Backed Securities	$—	$6,339,444	$—	$6,339,444
Corporate Bonds*	—	73,181,656	—	73,181,656
Foreign Government Security	—	1,766,913	—	1,766,913
Short-term Investments	—	15,736,986	—	15,736,986
U.S. Treasury Obligation	—	952,374	—	952,374

Total Investments	$—	$97,977,373	$—	$97,977,373

*	See Schedules of Investments for segregation by industry type.

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2016 (Unaudited)

[a]

During the period ended July 31, 2016, the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund changed classification of security with a market value of $12,574 or 0.00% of the Fund’s net assets from Level 2 to Level 1 due to security being valued at unadjusted quoted market prices.

[b]

During the period ended July 31, 2016, the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund changed classification of securities with an aggregated market value of $108,077 or 0.02% of the Fund’s net assets from Level 1 to Level 2 due to securities being valued with other observable inputs.

[c]

During the period ended July 31, 2016, the FlexShares Morningstar Emerging Markets Factor Tilt Index Fund changed classification of security with a market value of $58,093 or 0.02% of the Fund’s net assets from Level 2 to Level 1 due to security being valued at unadjusted quoted market prices.

[d]

During the period ended July 31, 2016, the FlexShares Morningstar Emerging Markets Factor Tilt Index Fund changed classification of securities with an aggregated market value of $332,404 or 0.12% of the Fund’s net assets from Level 1 to Level 2 due to securities being valued with other observable inputs.

[e]

During the period ended July 31, 2016, the FlexShares Morningstar Global Upstream Natural Resources Index Fund changed classification of security with a market value of $3,525,341 or 0.14% of the Fund’s net assets from Level 1 to Level 2 due to security being valued with other observable inputs.

[f]

During the period ended July 31, 2016, the FlexShares STOXX® Global Broad Infrastructure Index Fund changed classification of security with a market value of $781,897 or 0.12% of the Fund’s net assets from Level 2 to Level 1 due to security being valued at unadjusted quoted market prices.

[g]

During the period ended July 31, 2016, the FlexShares International Quality Dividend Defensive Index Fund changed classification of security with a market value of $134,184 or 0.19% of the Fund’s net assets from Level 1 to Level 2 due to security being valued with other observable inputs.

[1]

The significant unobservable inputs used in the fair value measurement is the price to earnings multiple along with liquidity discounts. Significant increases in the price to earnings multiple in isolation would result in a significantly higher (lower) fair value measurement while an increase (decrease) in liquidity discounts in isolation would result in a significantly lower (higher) fair value measurement.

Securities Lending

Each Fund may lend securities to banks, brokers and dealers or other qualified institutions. In exchange, the Fund is required to receive minimum initial collateral value as follows:

Type of Loan	Minimum Collateral Requirement
U.S. dollar denominated securities secured by U.S. dollar denominated government securities or cash collateral	102%
U.S. dollar denominated securities secured by non-U.S. dollar denominated government securities or cash collateral	105%
Non-U.S. dollar denominated securities secured by government securities or cash collateral in the same denomination as the lent securities	102%
Non-U.S. dollar denominated securities secured by government securities or cash collateral in the different denomination from the lent securities	105%
U.S. dollar and Non-U.S. dollar denominated securities secured by equity securities collateral	105%

The collateral is maintained thereafter, at a value equal to at least 100% of the value of the securities loaned. Securities lending may represent no more than one-third of the value of the Fund’s total assets (including the loan collateral). JPMorgan Chase Bank, N.A. (the “Securities Lending Agent”) serves as the securities lending agent for the securities lending program of the Fund.

Collateral for loans of portfolio securities made by a Fund may consist of cash, cash equivalents, securities issued or guaranteed by the U.S. government or foreign governments or its agencies or irrevocable bank letters of credit (or any combination thereof). Any cash collateral received by the Fund in connection with these loans may be invested in a variety of short-term investments, either directly or indirectly through money market portfolios. The market value of securities on loan, and the value of investments made with cash collateral received are disclosed in the Schedule of Investments.

When a Fund lends its securities, it will continue to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the investment of the cash collateral.

A Fund will have the right to terminate a loan at any time and recall the loaned securities within the normal and customary settlement time for securities transactions. A Fund does not have the right to vote securities on loan, but can terminate the loan and regain the right to vote if a material event affecting the securities occurred. A borrower might become insolvent or refuse to honor its obligation to return the securities. In this event, a Fund could experience delays in recovering its securities and possibly may incur a capital loss. Each Fund will be responsible for any loss that might result from its investment of the cash collateral it receives from a borrower.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FlexShares Trust

By:	/s/ Shundrawn A. Thomas
Shundrawn A. Thomas
President
September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Shundrawn A. Thomas
Shundrawn A. Thomas
President
September 28, 2016

By:	/s/ Randal Rein
Randal Rein
Treasurer and Principal Financial Officer
September 28, 2016